     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 2002

                                             1933 ACT REGISTRATION NO. 333-43107
                                             1940 ACT REGISTRATION NO. 811-08579
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                       POST-EFFECTIVE AMENDMENT NO. 7 TO


                             REGISTRATION STATEMENT
                                       ON
                                    FORM S-6

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                  LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                   ACCOUNT R

                           (EXACT NAME OF REGISTRANT)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                              (NAME OF DEPOSITOR)

              1300 South Clinton Street, Fort Wayne, Indiana 46802

              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code


                                 (260) 455-2000



       Elizabeth Frederick, Esquire                           COPY TO:
The Lincoln National Life Insurance Company             Jeremy Sachs, Esquire
         1300 South Clinton Street           The Lincoln National Life Insurance Company
               P.O. Box 1110                               350 Church St.
         Fort Wayne, Indiana 46802                     Hartford, CT 06103-1106
  (NAME AND ADDRESS OF AGENT FOR SERVICE)


            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)


    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24f-2 for Registrant for the fiscal year ending December 31, 2001 was filed March 27, 2002.
    It is proposed that this filing will become effective:




--   immediately upon filing pursuant to Rule 485(b).
 X   on May 1, 2002 pursuant to Rule 485(b).
--   60 days after filing pursuant to Rule 485(a).

                             CROSS REFERENCE SHEET
                            (RECONCILIATION AND TIE)
                     REQUIRED BY INSTRUCTION 4 TO FORM S-6

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
  1                            Cover Page Highlights

  2                            Cover Page

  3                            *

  4                            Distribution of Policies

  5                            Lincoln Life, the Separate Account and the
                               General Account

  6(a)                         Lincoln Life, the Separate Account and the
                               General Account

  6(b)                         *

  9                            Legal Proceedings

  10(a)-(c)                    Right-to-Examine Period; Surrenders; Accumulation
                               Value; Reports to Policy Owners

  10(d)                        Right to Exchange the Policy; Policy Loans;
                               Surrenders; Allocation of Net Premium Payments

  10(e)                        Lapse and Reinstatement

  10(f)                        Voting Rights

  10(g)-(h)                    Substitution of Securities

  10(i)                        Premium Payments; Transfers; Death Benefits;
                               Payment of Death Benefit Proceeds; Policy Values;
                               Settlement Options

  11                           The Funds

  12                           The Funds

  13                           Charges; Fees

  14                           Issuance

  15                           Premium Payments; Transfers

  16                           Lincoln Life, the Separate Account and the
                               General Account

  17                           Surrenders

  18                           Lincoln Life, the Separate Account and the
                               General Account

  19                           Reports to Policy Owners

  20                           *

  21                           Policy Loans

  22                           *

  23                           Lincoln Life, the Separate Account and the
                               General Account

  24                           Incontestability; Suicide; Misstatement of Age or
                               Gender

  25                           Information about Lincoln Life and the Separate
                               Account

  26                           Fund Participation Agreements

  27                           Lincoln Life, the Separate Account and the
                               General Account

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
  28                           Directors and Officers of Lincoln Life

  29                           Lincoln Life, the Separate Account and the
                               General Account

  30                           *

  31                           *

  32                           *

  33                           *

  34                           *

  35                           *

  37                           *

  38                           Distribution of Policies

  39                           Distribution of Policies

  40                           *

  41(a)                        Distribution of Policies

  42                           *

  43                           *

  44                           The Funds; Premium Payments

  45                           *

  46                           Surrenders

  47                           Lincoln Life, the Separate Account and the
                               General Account; Surrenders, Transfers

  48                           *

  49                           *

  50                           Lincoln Life, the Separate Account and the
                               General Account

  51 Cover Page; Highlights; Premium Payments; Right to Exchange the Policy

  52                           Substitution of Securities

  53                           Tax Matters

  54                           *

  55                           *

* Not Applicable

                                  PROSPECTUS 1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

HOME OFFICE LOCATION:
1300 SOUTH CLINTON STREET
P.O. BOX 1110
FORT WAYNE, INDIANA 46802
(800) 454-6265


ADMINISTRATIVE OFFICE:
PERSONAL SERVICE CENTER MVLI
350 CHURCH STREET
HARTFORD, CT 06103-1106
(800) 444-2363


--------------------------------------------------------------------------------

               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
              BENEFITS PAYABLE ON DEATH OF SECOND OF TWO INSUREDS
--------------------------------------------------------------------------------

    This Prospectus describes SVUL-I a flexible premium variable life insurance contract (the "Policy"), offered by The Lincoln National Life Insurance Company ("Lincoln Life", "Company", "we", "us", "our"). The Policy provides death benefits when the second of the two named Insureds dies (a "Second Death Policy").

    The Policy features include: flexible premium payments; a choice of one of two death benefit options; and a choice of underlying investment options.


    It may not be advantageous to replace existing life insurance or an annuity contract or supplement an existing flexible premium variable life insurance contract with the Policy. This Prospectus and the Prospectuses of the Funds, furnished with this Prospectus, should be read carefully to understand the Policy being offered.



    You may allocate net premiums to the Sub-Accounts of our Flexible Premium Variable Life Account R ("Separate Account"). Each Sub-Account invests in Funds offered through the following:



                        - AIM VARIABLE INSURANCE FUNDS



                        - DELAWARE VIP TRUST (FORMERLY DELAWARE GROUP PREMIUM
                          FUND)



                        - FIDELITY VARIABLE INSURANCE PRODUCTS



                        - FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST



                        - LINCOLN NATIONAL FUNDS



                        - MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST



                        - OCC ACCUMULATION TRUST



                        - SCUDDER VIT FUNDS (FORMERLY DEUTSCHE ASSET MANAGEMENT
                          VIT FUNDS TRUST)



Refer to "The Funds" section in this Prospectus for detail on the particular Funds offered in each Sub-Account.


TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT MUTUAL FUNDS' PROSPECTUSES WITH IT. KEEP ALL FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

THIS POLICY MAY NOT BE AVAILABLE IN ALL STATES, AND THIS PROSPECTUS ONLY OFFERS THE POLICY FOR SALE IN JURISDICTIONS WHERE SUCH OFFER AND SALE ARE LAWFUL.


                         PROSPECTUS DATED: MAY 1, 2002

                               TABLE OF CONTENTS


CONTENTS                                  PAGE
--------                                --------
HIGHLIGHTS............................      3
  Initial Choices To Be Made..........      3
  Level or Varying Death Benefit......      4
  Amount of Premium Payment...........      4
  Selection of Funding Vehicles.......      4
  Insurance Charges and Fees..........      5
  Changes in Specified Amount.........      6
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
 THE GENERAL ACCOUNT..................      6
BUYING VARIABLE LIFE INSURANCE........      8
  Replacements........................      9
APPLICATION...........................      9
OWNERSHIP.............................     10
BENEFICIARY...........................     10
INSUREDS..............................     11
THE POLICY............................     11
  Policy Specifications...............     11
PREMIUM FEATURES......................     11
  Planned Premiums; Additional
   Premiums...........................     11
    Limits on Right to Make Payments
     of Additional and Planned
     Premiums.........................     12
    Premium Load; Net Premium
     Payment..........................     12
RIGHT-TO-EXAMINE PERIOD...............     12
TRANSFERS AND ALLOCATION AMONG
 ACCOUNTS.............................     13
  Allocation of Net Premium
   Payments...........................     13
  Transfers...........................     13
  Limits on Frequent Transfers........     13
  Optional Sub-Account Allocation
   Programs...........................     14
    Dollar Cost Averaging.............     14
    Automatic Rebalancing.............     14
POLICY VALUES.........................     15
  Valuation -- Fixed Account and
   Separate Account .                      15
  Allocation of Premium Payments to
   Separate Account...................     15
  Fixed Account and Loan Account
   Value..............................     16
  Accumulation Value..................     16
  Net Accumulation Value..............     17
FUNDS.................................     17
  Substitution of Securities..........     19
  Voting Rights.......................     19
  Fund Participation Agreements.......     20
CHARGES AND FEES......................     20
  Premium Charge......................     20
  Deductions Made Monthly.............     20
    Monthly Deduction.................     21
    Cost of Insurance Charge..........     21
    Mortality and Expense Risk
     Charge...........................     21
  Fund Expenses.......................     22
  Surrender Charges...................     24
  Transaction Fee for Excess
   Transfers..........................     25
DEATH BENEFITS........................     25
  Death Benefit Options...............     25
  Changes in Death Benefit Options and
   Specified Amount...................     26



CONTENTS                                  PAGE
--------                                --------
  Federal Income Tax Definition of
   Life Insurance.....................     27
NOTICE OF DEATH OF INSUREDS...........     27
PAYMENT OF DEATH BENEFIT PROCEEDS.....     27
  Settlement Options..................     27
POLICY LIQUIDITY......................     28
  Policy Loans........................     28
  Partial Surrender...................     29
  Surrender of the Policy.............     30
    Surrender Value...................     30
  Deferral of Payment and Transfers...     30
ASSIGNMENT; CHANGE OF OWNERSHIP.......     30
LAPSE AND REINSTATEMENT...............     31
  Lapse of a Policy...................     31
    No Lapse Provision................     31
  Reinstatement of a Lapsed Policy....     32
COMMUNICATIONS WITH LINCOLN LIFE......     32
  Proper Written Form.................     32
  Receipt of Written Communications...     32
  Telephone and Other Electronic
   Communications.....................     33
OTHER POLICY PROVISIONS...............     33
  Issuance............................     33
  Date of Coverage....................     33
  Right to Exchange the Policy........     33
  Incontestability....................     34
  Misstatement of Age or Gender.......     34
  Suicide.............................     34
  Nonparticipating Policies...........     35
  Riders..............................     35
TAX ISSUES............................     35
  Taxation of Life Insurance Contracts
   in General.........................     35
  Policies which are MECS.............     36
  Policies which are not MECS.........     37
  Last Survivor Contract..............     38
  Other Considerations................     38
  Tax Status of Lincoln Life..........     39
FAIR VALUE OF THE POLICY..............     39
DIRECTORS AND OFFICERS OF LINCOLN
 LIFE.................................     39
DISTRIBUTION OF POLICIES..............     41
CHANGES OF INVESTMENT POLICY..........     42
STATE REGULATION......................     42
REPORTS TO OWNERS.....................     42
ADVERTISING...........................     42
LEGAL PROCEEDINGS.....................     43
EXPERTS...............................     43
REGISTRATION STATEMENT................     43
Appendix 1............................     44
  Corridor Percentages................     44
Appendix 2............................     45
  Illustration of Accumulation Values,
   Surrender Values, and Death Benefit
   Proceeds...........................     45
Financial Statements..................
  Separate Account 12/31/01...........    R-1
  Lincoln Life 12/31/01...............    S-1

HIGHLIGHTS

                    This section is an overview of key Policy features. (Regulations in your state may vary the provisions of your own Policy.) Your Policy is a flexible premium variable life insurance policy. Your Policy insures two Insureds. If one of the Insureds dies, the Policy pays no death benefit. Your Policy will pay the death benefit only when the second Insured dies. A "second-to-die" policy might be suitable when both of the Insureds have income of their own and only want to provide financial support for their dependents if both of them should die, or to provide liquidity to heirs when the second Insured dies. If replacement income or immediate cash liquidity is needed upon the death of one Insured, this type of policy may not be suitable.

                    The Policy's value may change on a:

                    1) fixed basis;
                    2) variable basis; or a
                    3) combination of both fixed and variable bases.


                    Review your personal financial objectives and discuss them with a qualified financial counselor before you buy a "second-to-die" variable life insurance policy. As a death benefit is only paid upon the second Insured's death, this Policy may, or may not, be appropriate for your individual financial goals. If you are entitled to favorable financial tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. The value of the Policy and, under one option, the death benefit amount, depends on the investment results of the funding options you select. Review this Prospectus and the Fund Prospectus to achieve a clear understanding of any fund you are considering.


                    At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986 (the "Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from such tax treatment. Lincoln Life reserves the right to return your premium payments if they result in your Policy failing to meet Code requirements.

                    The state in which your policy is issued will govern whether or not certain features, charges and fees will be allowed in your Policy. You should refer to your Policy contract for these state specific provisions.

                    We offer other variable life insurance policies and variable annuity contracts with different features, benefits and charges. These policies also provide values that vary in accordance with the investment experience of a separate account of Lincoln Life.

                    INITIAL CHOICES TO BE MADE

                    The Policy Owner (the "Owner" or "you") is the person named in the "Policy Specifications" who has all of the Policy ownership rights. You, as the Owner, have three important choices to make when the Policy is first purchased. You need to choose:

                    1) one of the two Death Benefit Options;
                    2) the amount of premium you want to pay; and
                    3) the amount of your Net Premium Payment to be placed in
                       each of the funding options you select. The Net Premium Payment is the balance of your Premium Payment that remains after certain charges are deducted from it.

                    LEVEL OR VARYING DEATH BENEFIT

                    The Death Benefit is the amount Lincoln pays to the Beneficiary(ies) when the second Insured dies. Before we pay the Beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the Death Benefit. We calculate the Death Benefit payable as of the date of the second Insured's death.

                    When you purchase your Policy, you must choose one of two Death Benefit Options:

                    1) a level death benefit; or
                    2) a varying death benefit.

                    If you choose the level Death Benefit Option, the Death Benefit will be the greater of:

                    1) the "Specified Amount" (as explained in the Death Benefits Section), is the amount of the death benefit in effect for the Policy when the second Insured died (the Specified Amount may be found on the Policy's Specification
                    Page); or
                    2) the "Corridor Death Benefit", which is the death benefit calculated as a percentage of the Accumulation Value. The Net Accumulation Value (as explained in the Policy Values Section), is the total of the balances in the Fixed Account and the Separate Account minus any outstanding Loan Account amounts.

                    If you choose the varying Death Benefit Option, the Death Benefit will be the greater of:

                    1) the Specified Amount plus the Net Accumulation Value when the second Insured died; or
                    2) the Corridor Death Benefit.


                    See "DEATH BENEFITS," page 25, for more details.


                    AMOUNT OF PREMIUM PAYMENT


                    When you apply for your Policy, you must decide how much premium to pay. Premium payments may be changed within certain limits. (See "PREMIUM FEATURES," page 11.)


                    You may use the value of the Policy to pay the premiums due and continue the Policy in force if sufficient values are available for premium payments. Be careful; if the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more premium payments. Charges against Policy values for the cost of insurance (see "CHARGES AND FEES," page 20) increase as the Insureds get older.


                    If your Policy lapses because your Monthly Premium Deduction is larger than the Net Accumulation Value, you may reinstate your Policy. (See "LAPSE AND REINSTATEMENT," page 31.)


                    When you first receive your Policy you will have 10 days to look it over, unless state law requires a greater time. This is called the "Right-to-Examine" time period. Use this time to review your Policy and make sure that it meets your needs. During this time period, your Initial Premium Payment will be deposited in the Money Market Sub-Account. If you then decide you do not want your Policy, we will return all Premium Payments to you with no interest paid. (See "RIGHT-TO-EXAMINE PERIOD," page 12.)

                    SELECTION OF FUNDING VEHICLES

                    VARIABLE ACCOUNT

                    This Prospectus focuses on the Separate Account investment information that makes up the "variable" part of the Policy. If you put money into the variable funds, you take all the investment risk on that money. This means that if the mutual fund(s) you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If they lose value, so does your Policy. Each fund has its own investment objective. You should review each fund's Prospectus before making your decision.


                    You must choose the Fund(s) in which you want to place each Net Premium Payment. These "Sub-Accounts" make up the Separate Account. Each Sub-Account invests in shares of a certain Fund. A Sub-Account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance. (See "FUNDS," page 17.)


                    FIXED ACCOUNT

                    You may also use Lincoln Life's Fixed Account to fund your Policy. Net Premium Payments made into the Fixed Account:

                     - become part of Lincoln Life's General Account;
                     - do not share the investment experience of the Separate
                       Account; and
                     - have a guaranteed minimum interest rate of 4% per year.

                         Interest beyond 4% is credited at Lincoln Life's discretion. For additional information, see the "GENERAL ACCOUNT," page 6.


                    INSURANCE CHARGES AND FEES


                    Lincoln Life may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.

                    We deduct a premium load of 8% from each Premium Payment. We make monthly deductions for administrative expenses (currently, $12.50 per month for the first Policy Year and $5 per month afterwards), the Cost of Insurance and any riders that are placed on your Policy. For Policy Years 1-20, a monthly charge of $0.09 per $1,000 of Specified Amount is deducted. If the No-Lapse Provision is selected, there will be an additional monthly charge of $0.01 per $1,000 of Specified Amount (Note: the No-Lapse provision is not available in IL, MA, MD, NJ and TX). (See "CHARGES AND FEES," page 20.)

                    Daily deductions are subtracted from the Separate Account for mortality and expense risk. Currently, this charge is at an annual rate of .80%. (See "CHARGES AND FEES," page 21.)

                    Each Fund has its own management fee charge, also deducted daily. Each Fund's expense levels will affect its investment results. The table under "CHARGES AND FEES," page 22, shows you the current expense levels for each Fund.


                    Each Policy Year you will be allowed to make 12 transfers between funding options. Beyond 12 transfers, a $25 fee may apply. (See "TRANSFERS," page 13.)



                    You may surrender the Policy in full or withdraw part of its value. A Surrender Charge is applied if the Policy is surrendered totally and is the amount retained by us if the Policy is surrendered. Each time you request a partial surrender of your Policy, we charge you 2% of the amount withdrawn not to exceed $25. If you totally surrender your Policy within the first 15 years, a surrender charge will be deducted in computing what will be paid you. If you surrender your Policy within the first 15 years after an increase in the

                    Specified Amount, a surrender charge will also be imposed, in addition to any existing surrender charge. (See "SURRENDER CHARGES," page 24.) The maximum surrender charge payable is $37.48 per $1,000 of Specified Amount.



                    You may borrow within described limits against the Policy. If you borrow against your Policy, interest will be charged to the Loan Account. Currently, the annual interest rate is 8%. For the first ten Policy Years interest will be credited to the Loan Account Value at the annual rate of interest charged for a loan minus 1%. For Policy Years eleven and beyond, interest will be credited at an annual rate equal to the current interest charged. (See "POLICY LIQUIDITY," page 28.) Depending on the amount of premium you pay, there may be little, or no, cash value in your Policy to borrow or surrender in the early years.


                    CHANGES IN SPECIFIED AMOUNT

                    The Initial Specified Amount is the amount originally chosen by the Policy Owner and is equal to the Death Benefit.


                    Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the Specified Amount. The minimum specified amount is currently $250,000. Such changes will affect other aspects of your Policy. (See "DEATH BENEFITS," page 25.)



                    If your needs should call for you to increase or decrease your Specified Amount at any time, discuss with your financial adviser the appropriateness of this action and of buying the additional coverage in another type of insurance.



LINCOLN LIFE, THE SEPARATE ACCOUNT AND
THE GENERAL ACCOUNT



                    The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.



                    On December 7, 2001, LNC sold its life reinsurance business to Swiss Re Life & Health America, Inc. (Swiss Re). This sale included the indemnity reinsurance by Swiss Re of a block of reinsurance business written on Lincoln Life paper. The transaction also included the sale by Lincoln Life to Swiss Re of four wholly-owned subsidiaries: Lincoln National Reassurance Company and Lincoln National Health and Casualty Insurance Company, Indiana insurance companies; Special Pooled Risk Administrators, Inc., a New Jersey company; and Lincoln Re S.A., an Argentinean corporation. (See Note 9 of the statutory-basis financial statements of Lincoln Life for additional information regarding the sale.)



                    Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of nearly $100 billion and annual consolidated revenues of over $6.4 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, mutual funds, institutional investment management and financial planning and advisory services.


                    Lincoln Life Flexible Premium Variable Life Account R ("Account R") is a "separate account" of the company established on December 2, 1997. Under Indiana law, the assets of Account R attributable to the Policies, though our property, are not chargeable with liabilities of any other business of Lincoln Life and are available first to satisfy our obligations under the Policies. Account R income, gains, and losses are credited to or charged against Account R without regard to our other income, gains, or losses. Its values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission ("Commission") as a "unit investment trust" under the 1940 Act and meets the 1940 Act's definition of "separate account". Such registration does not involve supervision by the Commission of Account R's or our management, investment practices, or policies. We have numerous other registered separate accounts which fund our variable life insurance policies and variable annuity contracts.

                    Account R is divided into Sub-Accounts, each of which is invested solely in the shares of one of the Funds available as funding vehicles under the Policies. On each Valuation Day (any day on which the New York Stock Exchange is open), Net Premium Payments allocated to Account R will be invested in Fund shares at net asset value, and monies necessary to pay for deductions, charges, transfers and surrenders from Account R are raised by selling Fund shares at net asset value.

                    The Funds are listed with their investment objectives, which they may or may not achieve. (See "FUNDS".) More Fund information is in the Funds' prospectuses, which must accompany or precede this prospectus and should be read carefully. Some Funds have investment objectives and policies similar to those of other funds managed by the same investment adviser. Their investment results may be higher or lower than those of the other funds, and there can be no assurance, and no representation is made, that a Fund's investment results will be comparable to the investment results of any other fund.

                    We reserve the right to add, withdraw or substitute Funds, subject to the conditions of the Policy and in compliance with regulatory requirements if, in our sole discretion, legal, regulatory, marketing, tax or investment considerations so warrant. In addition, a particular Fund may no longer be available for investment by the Sub-Accounts. No substitution will take place without prior approval of the Commission, to the extent required by law.

                    Shares of the Funds may be used by us and other insurance companies to fund both variable annuity contracts and variable life insurance policies. While this is not perceived as problematic, the Funds' governing bodies (Boards of Directors/Trustees) have agreed to monitor events to identify any material irreconcilable conflicts which might arise and to decide what responsive action might be appropriate. If a Sub-Account were to withdraw its investment in a Fund because of a conflict, a Fund might have to sell portfolio securities at unfavorable prices.

                    A Policy may also be funded in whole or in part through the "Fixed Account", part of Lincoln Life's General Account supporting its insurance and annuity obligations. We will credit interest on amounts held in the Fixed Account as we determine from time to time, but not less than 4% per year. Interest, once credited, and Fixed Account principal are guaranteed. Interests in the Fixed Account have not been registered under the 1933 Act in reliance on exemptive provisions. The Commission has not reviewed Fixed Account disclosures, but they are subject to securities law provisions relating to accuracy and completeness.


                    We have assigned full-time staff devoted to the development of Business Continuity Plans in conjunction with a national vendor. In addition, we have a site available in which to recover our critical business functions in the event of a disaster. We will conduct tests of our capabilities and plans.

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                    In accordance with money laundering laws and federal
                    economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a Policyholder's account. This means we could refuse to honor requests for transfer, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the Policyholder, and held in that account until instructions are received from the appropriate Regulator.


BUYING VARIABLE LIFE INSURANCE

                    The Policies this Prospectus offers are variable life insurance policies which provide death benefit protection. Investors not needing death benefit protection should consider other forms of investment, as there are extra costs and expenses of providing the insurance feature. Further, life insurance purchasers who are risk-averse or want more predictable premium levels and benefits may be more comfortable buying more traditional, non-variable life insurance. However, variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection and willing to assume investment risk and to monitor investment choices they have made.

                    Flexibility starts with the ability to make differing levels of premium payments. A young family just starting out may only be able to pay modest premiums initially but hope to increase premium payments over time. At first, this family would be paying primarily for the insurance feature (perhaps at ages where the insurance cost is relatively low) and later use a Policy more as a savings vehicle. A customer at peak earning capacity may wish to pay substantial premiums for a limited number of years prior to retirement, after which Policy values may suffice, based on future expected return results, though not guaranteed, to keep the Policy inforce for the expected lifetime and to provide, through loans, supplemental retirement income. A customer may be able to pay a large single premium, using the Policy primarily as a savings and investment vehicle for potential tax advantages.

                    Sufficient premiums must always be paid to keep a policy inforce, and there is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated. The No Lapse Provision, if elected, may help to assure a death benefit even if investment results are unfavorable.

                    Flexibility also results from being able to select, monitor and change investment choices within a Policy. With the wide variety of fund options available, it is possible to finetune an investment mix and change it to meet changing personal objectives or investment conditions. Policy owners should be prepared to monitor their investment choices on an ongoing basis.

                    Variable life insurance has significant tax advantages under current tax law. A transfer of values from one fund to another within the Policy generates no taxable gain or loss. And any investment income and realized capital gains within a fund are automatically reinvested without being taxed to the Policy owners. Policy values therefore accumulate on a tax-deferred basis. These situations would normally result in immediate tax liabilities in the case of direct investment in mutual funds.

                    While these tax deferral features also apply to variable annuities, liquidity (the ability of Policy owners to access Policy values) is normally more easily achieved with variable life insurance. Unless a policy has become a "modified endowment contract", an Owner can borrow Policy values tax-free, without surrender charges and at very low net interest cost. (See "TAX ISSUES.") Policy loans can be a source of retirement income.

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                    Variable annuity withdrawals are generally taxable to the
                    extent of accumulated income, may be subject to surrender charges, and will result in penalty tax if made before age 59 1/2.

                    Depending on the death benefit option chosen, accumulated Policy values may also be part of the eventual death benefit payable. If a Policy is heavily funded and investment performance is very favorable, the death benefit may increase even further because of tax law requirements that the death benefit be a certain multiple of Policy value, depending on the Insureds' ages. (See "DEATH BENEFITS.") The death benefit is income-tax free and may, with proper estate planning, be estate-tax free. A tax advisor should be consulted.

                    Certain costs and expenses of variable life insurance ownership which are directly related to Policy values (i.e. asset based costs) are not unlike those incurred through investment in mutual funds or variable annuities. A significant additional cost of variable life insurance is the "cost of insurance" charge which is imposed on the "amount at risk" (the death benefit less Policy value) and increases as the insured grows older. This charge varies by age, underwriting classification, smoking status and in most states by gender. The effect of its increase can be seen in illustrations in this Prospectus (see Appendix 2) or in personalized illustrations available upon request. Surrender Charges, which decrease over time, are another significant additional cost if the Policy is not retained.

                    REPLACEMENTS


                    Before purchasing the Policy to replace, or to be funded with proceeds borrowed or withdrawn from, an existing life insurance policy or annuity contract, an applicant should consider a number of factors to determine whether doing so is in his or her best interest. Will any commission be paid to an agent or any other person with respect to the replacement? Is coverage and comparable values available from the Policy, as compared to his or her existing policy? The Insured may no longer be insurable or the contestability period may have elapsed with respect to the existing policy, while the Policy could be contested. How much of the surrender charge period under your old policy has elapsed? (Your Policy with us will have a new surrender charge period.) Will the surrender charges under this Policy be lower or higher than under the old Policy? The insurance risk under your Policy with us will not start until the prior policy has been deemed surrendered. If you buy this Policy you should consider these and similar matters before deciding to replace this Policy or to withdraw funds from it.


APPLICATION

                    Any person who wants to buy a Policy must first complete an application on a form provided by Lincoln Life.

                    A complete application identifies the prospective Insureds and provides sufficient information about them to permit Lincoln Life to begin underwriting the risks under the Policy. We require a medical history and examination of each of the Insureds. Lincoln Life may decline to provide insurance on the lives of the Insureds or, if it agrees to provide insurance, it may place one or both Insureds into a special underwriting category (these include preferred, non-smoker standard, smoker standard, non-smoker substandard and smoker substandard). The amount of the Cost of Insurance deducted monthly from the Policy value after issue varies among the underwriting categories as well as by Age and, in most states, gender of the Insureds.

                    The applicant will select the Beneficiary or Beneficiaries who are to receive Death Benefit Proceeds payable on the Second Death, the initial face amount (the "Initial Specified Amount") of the Death Benefit and which of two methods of computing the Death Benefit is to be used. (See "DEATH BENEFITS.") The applicant will also indicate both the frequency and amount of Premium Payments. (See PREMIUM FEATURES). The applicant must also determine how Policy values are initially to be allocated among the available funding options following the expiration of the Right-to-Examine Period. (See "RIGHT-TO-EXAMINE PERIOD.")

OWNERSHIP

                    The Owner is the person or persons named as "Owner" in the application, and on the Date of Issue will usually be identified as "Owner" in the Policy Specifications. If no person is identified as Owner in the Policy Specifications, then the Insureds are the Owner. The person or persons designated to be Owner of the Policy must have, or hold legal title for the sole benefit of a person who has, an "insurable interest" in the lives of each of the Insureds under applicable state law. The Owner may be either or both of the Insureds, or any other natural person or non-natural entity. The Owner owns and exercises the rights under the Policy prior to the Second Death.

                    The Owner is the person who is ordinarily entitled to exercise the rights under the Policy so long as either of the Insureds is living. These rights include the power to select the Beneficiary and the Death Benefit Option. The Owner generally also has the right to request policy loans, make partial surrenders or surrender the Policy. The Owner may also name a new owner, assign the Policy or agree not to exercise all of the Owner's rights under the Policy.

                    If the Owner is a person other than the last surviving Insured, and that Owner dies before the Second Death, the Owner's rights in the Policy will belong to the Owner's estate, unless otherwise specified to Lincoln Life.

BENEFICIARY

                    The Beneficiary is designated by the Owner or the Applicant and is the person who will receive the Death Benefit proceeds payable under the Policy. The person or persons named in the application as "Beneficiary" are the Beneficiaries of the Death Benefit under the Policy. Multiple Beneficiaries will be paid in equal shares, unless otherwise specified to Lincoln Life.

                    Except when Lincoln Life has acknowledged an assignment of the Policy or an agreement not to change the Beneficiary, the Owner may change the Beneficiary at any time while either of the Insureds is living. Any request for a change in the Beneficiary must be in a written form satisfactory to Lincoln Life and submitted to Lincoln Life. Unless the Owner has reserved the right to change the Beneficiary, such a request must be signed by both the Owner and the Beneficiary. On recordation, the change of Beneficiary will be effective as of the date of signature or, if there is no such date, the date recorded. No change of Beneficiary will affect, or prejudice Lincoln Life as to any payment made or action taken by Lincoln Life before it was recorded.

                    If any Beneficiary dies before the Second Death, the Beneficiary's potential interest shall pass to any surviving Beneficiaries, unless otherwise specified to Lincoln Life. If no named Beneficiary survives the Second Death, any Death Benefit Proceeds will be paid to the Owner or the Owner's executor, administrator or assignee.

INSUREDS

                    There are two Insureds under the Policy. At the Date of Issue of the Policy the Owner must have an insurable interest in each of the Insureds. On the Second Death, a Death Benefit is payable under the Policy.

THE POLICY

                    The Policy is the life insurance contract described in the Prospectus. The Date of Issue is the date on which we begin life insurance coverage under a Policy. A Policy Year is the twelve month period, beginning on the date of issue, during which the Policy is in effect. The Policy Anniversary is the day of the year the Policy was issued.

                    On issuance, a Policy will be delivered to the Owner. The Policy sets forth the terms of the Policy, as applicable to the Owner, and should be reviewed by the Owner on receipt to confirm that it sets forth the features specified in the application. The ownership and other options set forth in the Policy are registered, and may be transferred, solely on the books and records of Lincoln Life. Possession of the Policy does not represent ownership or the right to exercise the incidents of ownership with respect to the Policy. If the Owner loses the Policy, Lincoln Life will issue a replacement on request. Lincoln Life may impose a Policy replacement fee.

                    POLICY SPECIFICATIONS

                    The Policy includes a "Policy Specifications" page, with supporting schedules, in which is set forth certain information applicable to the specific Policy. This information includes the identity of the Owner, the Date of Issue, the Initial Specified Amount, the Death Benefit Option selected, the Insureds, the issue Ages, the Beneficiary, the initial Premium Payment, the Surrender Charges, Expense Charges and Fees, Guarantee Maximum Cost of Insurance Rates, and the No Lapse Premium if the No Lapse Provision has been selected.

PREMIUM FEATURES

                    The Policy permits flexible premium payments, meaning that the frequency and the amount of Premium Payments may be selected by the Owner. After the Initial Premium Payment is paid there is no minimum premium required, unless to maintain the No Lapse Provision. (See LAPSE AND REINSTATEMENT No Lapse Provision.) The initial Premium Payment is due on the Effective Date (the date on which the initial premium is applied to the Policy) and must be equal to or exceed the amount necessary to provide for two Monthly Deductions or, if selected, the No Lapse Premium.

                    If at least one of the Insureds is still living when the younger Insured attains or would have attained Age 100, and the Policy has not been surrendered, there are certain changes under the Policy. We will no longer accept Premium Payments, and will make no further monthly deductions. Policy Values held in the Separate Account will be transferred to the Fixed Account. We will no longer transfer amounts to the Sub-Accounts. The Policy will remain in force until surrender or the Second Death.

                    PLANNED PREMIUMS; ADDITIONAL PREMIUMS

                    "Planned Premiums" are the amount of premium (as shown in the Policy Specifications) the applicant chooses to pay Lincoln Life on a scheduled basis. This is the amount for which we send a premium reminder notice.

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                    Any subsequent Premium Payments ("Additional Premiums") must be sent directly to the Administrative Office. Additional Premiums will be credited only when actually received by Lincoln Life. Premium Payments may be billed with an annual, semiannual, or quarterly frequency. Pre-authorized automatic Additional Premium Payments can also be arranged at any time.

                    Unless specifically otherwise directed, any payment received (other than any Premium Payment necessary to prevent, or cure, Policy Lapse) will be applied first to reduce Policy indebtedness. There is no premium load on such payments to the extent applied to reduce indebtedness.

                    LIMITS ON RIGHT TO MAKE PAYMENTS OF ADDITIONAL AND PLANNED PREMIUMS

                    The Owner may increase Planned Premiums, or pay Additional Premiums, subject to the following limitations and Lincoln Life's right to limit the amount or frequency of Additional Premiums.

                    Lincoln Life may require evidence of insurability if any payment of Additional Premium (including Planned Premium) would increase the difference between the Death Benefit and the Accumulation Value. If Lincoln Life is unwilling to accept the risk, the increase in premium will be refunded without interest and without participation of such amounts in any underlying investment.

                    Lincoln Life may also decline any Additional Premium (including Planned Premium) or a portion thereof that would result in total Premium Payments exceeding the maximum limitation for life insurance under federal tax laws. The excess amount would be returned.

                    PREMIUM LOAD; NET PREMIUM PAYMENT

                    Lincoln Life deducts 8.0% from each Premium Payment. This amount, sometimes referred to as "premium load," covers certain Policy-related state tax and federal income tax liabilities and a portion of the sales expenses incurred by Lincoln Life. The Premium Payment, net of the premium load, is called the "Net Premium Payment."

RIGHT-TO-EXAMINE PERIOD


                    A Policy may be returned to Lincoln Life for cancellation on or before 10 days after delivery to the Owner (or a greater number of days if required by your state). This is called the Right-to-Examine Period. If the Policy is returned for cancellation within the Right-to-Examine Period, we will return any Premium Payments. However, if a Premium Payment was made by check, there may be a delay until the check clears. Any Premium Payments we receive before the end of the Right-to-Examine Period will be held in the Money Market Sub-Account.

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TRANSFERS AND ALLOCATION AMONG ACCOUNTS

                    ALLOCATION OF NET PREMIUM PAYMENTS

                    The allocation of Net Premium Payments among the Fixed Account and Sub-Accounts may be set forth in the application. An Owner may change the allocation of future Net Premium Payments at any time. In any allocation, the amount allocated to any Sub-Account must be in whole percentages. No allocation can be made which would result in a Sub-Account Value of less than $50 or a Fixed Account Value of less than $2,500. Lincoln Life, at its sole discretion, may waive minimum balance requirements on the Sub-Accounts.

                    TRANSFERS

                    The Owner may make transfers among the Sub-Accounts, on the terms set forth below, at any time before the younger Insured reaches or would have reached Age 100. The Owner should carefully consider current market conditions and each Sub-Account's investment policies and related risks before allocating money to the Sub-Accounts.


                    Transfers from one Sub-Account to another or from the Sub-Accounts to the Fixed Account are possible at any time. Within 30 days after each anniversary of the Date of Issue, the Owner may transfer up to 20% of the Fixed Account Value (as of the preceding anniversary of the Date of Issue) to one or more Sub-Accounts. Up to 12 transfer requests (a request may involve more than a single transfer) may be made in any Policy Year without charge. Lincoln Life reserves the right to impose a charge of $25 for each transfer request in excess of 12 requests in any Policy Year. Lincoln Life may further limit transfers from the Fixed Account at any time.



                    Transfers must be made in proper written form, unless the Owner has given written authorization to Lincoln Life to accept telephone transactions. You may also send your request by facsimile to the Administrative Office. Authorization to engage in telephone transactions and permitted telephone transactions must be made in accordance with the procedures described in COMMUNICATIONS WITH LINCOLN LIFE, Telephone and Other Electronic Communications. Written transfer requests or adequately authenticated telephone transfer requests received at the Administrative Office by the close of the New York Stock Exchange (usually
                    4:00 PM ET) on a Valuation Day will be effected as of that day. Otherwise, requests will be effective as of the next Valuation Day.



                    Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit values next determined after the Administrative Office receives a request in proper written form or adequately authenticated telephone transfer requests.



                    LIMITS ON FREQUENT TRANSFERS



                    The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt the management of a Fund; increase trading and transaction costs and raise expenses; disrupt planned investment strategies; force unplanned portfolio turnover and adversely affect Fund performance through asset swings that decrease the Fund's ability to provide maximum investment return to all Policy owners. Accordingly, organizations and individuals who use market-timing investment strategies and make frequent transfers should not purchase this Policy.

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                    We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization, individual or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions could include:



                    (1) Not accepting transfer instructions from an agent acting on behalf of more than one policy owner; and



                    (2) Not accepting preauthorized transfer forms from market-timers or other entities acting on behalf of more than one Policy owner at a time.



                    We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners or harm the Funds.


                    OPTIONAL SUB-ACCOUNT ALLOCATION PROGRAMS

                    The Owner may elect to participate in programs providing for Dollar Cost Averaging or Automatic Rebalancing, but may participate in only one program at any time.

                    DOLLAR COST AVERAGING

                    Dollar Cost Averaging systematically transfers specified dollar amounts from the Money Market Sub-Account. Transfer allocations may be made to one or more of the Sub-Accounts on a monthly or quarterly basis. These transfers do not count against the free transfers available. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, an Owner may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.

                    If the Owner elects Dollar Cost Averaging, the value in the Money Market Sub-Account must be at least $1,000 initially. The minimum amount that may be allocated is $50 monthly.

                    An election for Dollar Cost Averaging is effective after the Administrative Office receives a request from the Owner in proper written form or by telephone, if adequately authenticated. An election is effective within ten business days, but only if there is sufficient value in the Money Market Sub-Account. Lincoln Life may, in its sole discretion, waive Dollar Cost Averaging minimum deposit and transfer requirements.

                    Dollar Cost Averaging terminates automatically: (1) if the number of designated transfers has been completed; (2) if the value in the Money Market Sub-Account is insufficient to complete the next transfer; (3) within one week after the Administrative Office receives a request for termination in proper written form or by telephone, if adequately authenticated; or (4) if the Policy is surrendered.

                    Currently, there is no charge for Dollar Cost Averaging, but Lincoln Life reserves the right to impose a charge.

                    AUTOMATIC REBALANCING

                    Automatic Rebalancing periodically restores to a pre-determined level the percentage of Policy value allocated to each Sub-Account (e.g. 20% Money Market,
                    50% Growth, 30% Utilities). The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application, until changed by the Owner. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing.

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                    The Owner may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated or the allocation may be changed at any time, effective within ten business days upon receipt by the Administrative Office of a request in proper written form or by telephone, if adequately authenticated.

                    Currently, there is no charge for Automatic Rebalancing, but Lincoln Life reserves the right to impose a charge.

POLICY VALUES

                    The "Accumulation Value" is the sum of the Fixed Account Value, Separate Account Value and the Loan Account Value. The Accumulation Value of the Policy depends on the performance of the underlying investments. Policy values are used to fund Policy fees and expenses, including the Cost of Insurance. Premium Payments to meet your objectives will vary based on the investment performance of the underlying investments. A market downturn, affecting the Sub-Accounts upon which the Accumulation Value of a particular Policy depends, may require Additional Premium Payments beyond those expected (unless the No Lapse Provision requirements have been satisfied) to maintain the level of coverage or to avoid lapse of the Policy. We strongly suggest you review periodic statements to determine if Additional Premium Payments may be necessary to avoid lapse of the Policy.

                    We will tell you at least annually the Accumulation Value, the number of Accumulation Units which remain credited to the Policy, the current Accumulation Unit values, the Sub-Account values, the Fixed Account Value and the Loan Account Value.


                    VALUATION -- FIXED ACCOUNT AND SEPARATE ACCOUNT



                    The portion of a Premium Payment remaining after deduction of the premium charge is the "Net Premium Payment", and is available for allocation to the Fixed Account and/or the Separate Account, at your direction. We credit Net Premium Payments to the Policy as of the date they are received. (See "Communications with Lincoln Life" for an explanation of how we determine when we have "received" a premium payment.)



                    ALLOCATION OF PREMIUM PAYMENTS TO SEPARATE ACCOUNT



                    NUMBER OF UNITS. When you make premium payments, the portion you allocate to each Sub-Account of the Separate Account is converted into units of measure we call "Variable Accumulation Units". The number of these units we credit to you for each Sub-Account is determined by dividing the amount you allocated to that Sub-Account by the value of a Variable Accumulation Unit for that Sub-Account on the Valuation Day on which the Premium Payment is received at our Administrative Office, if it is received before 4:00 PM, New York time. If received at or after 4:00 PM, New York time, we will use the value of a Variable Accumulation Unit computed on the next Valuation Day.



                    The number of Variable Accumulation Units credited to a Policy will not be changed by any subsequent change in the value of a Variable Accumulation Unit. That value may vary from Valuation Period to Valuation Period to reflect the investment experience of the portfolio or fund used in a particular Sub-Account and fees charged under the Policy.



                    VALUATION DAY; VALUATION PERIOD. Variable Accumulation Units will be valued once daily as of the close of trading, normally 4:00 PM, New York time, on each day that the New York Stock Exchange (NYSE) is open and trading is unrestricted ("Valuation Day"). On any day other than a Valuation Day, the Variable Accumulation Unit value will not change. A "Valuation Period" is the period starting at the close of trading on the NYSE on a Valuation Day, and ending at the close of trading on the next Valuation Day.



                    PER-UNIT VALUATION. To determine your Separate Account Value on each Valuation Day we must first calculate the value of a Variable Accumulation Unit for each Sub-Account. The beginning value for each Sub-Account is established at the inception of the Sub-Account, at an arbitrary amount. Thereafter it may increase or decrease from Valuation Period to Valuation Period.



                    We determine each Variable Accumulation Unit value after the first as follows:



                    (1) We calculate the total value of the Fund shares held in the Sub-Account by multiplying the number of Fund shares owned by the Sub-Account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period, and then by adding any dividend or other distribution of the Fund if an ex-dividend date occurs during the Valuation Period;



                    (2) Next, we SUBTRACT the liabilities of the Sub-Account at the end of the Valuation Period. These liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine results from the operation of the Separate Account; and



                    (3) We divide the result by the number of Variable Accumulation Units outstanding at the beginning of the Valuation Period.



                    In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.



                    The daily charge imposed on a Sub-Account for any Valuation Period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the Valuation Period. The amount of Monthly Deduction allocated to each Sub-Account will result in the cancellation of Variable Accumulation Units that have an aggregate value, on the date of such deduction, equal to the total amount by which the Sub-Account is reduced.


                    FIXED ACCOUNT AND LOAN ACCOUNT VALUE

                    The Fixed Account Value and the Loan Account Value reflect amounts allocated to Lincoln Life's general account through payment of premiums or through transfers from the Separate Account. Lincoln Life guarantees the Fixed Account Value.


                    ACCUMULATION VALUE



                    The "Accumulation Value" of a Policy is determined by:



                    (1) multiplying the total number of Variable Accumulation Units credited to the Policy for each Sub-Account by its appropriate current Variable Accumulation Unit Value; and



                    (2) if a combination of Sub-Accounts is elected, totaling the resulting values; and



                    (3) adding any values attributable to the Fixed Account and the Loan Account. The Accumulation Value will be affected by Monthly Deductions.

                    NET ACCUMULATION VALUE

                    The "Net Accumulation Value" is the Accumulation Value less the Loan Account Value. The Net Accumulation Value represents the net value of the Policy and is the basis for calculating the Surrender Value.

FUNDS

                    Each of the Sub-Accounts of the Separate Account is invested solely in the shares of one of the Funds available under the Policies. Each of the Funds, in turn, is an investment portfolio of one of the trusts or corporations listed below. A given Fund may have a similar investment objective and principal investment strategy to those for another mutual fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables there will be no correlation between the two investments. Even though the management strategy and the objectives of the Funds are similar, investment results may vary.


                    The portfolios, their investment advisors and objectives, and the Funds within each that are available under the Policies are listed below. Additional information is available in each Funds prospectus.



                    AIM VARIABLE INSURANCE FUNDS is advised by A I M Advisors, Inc.



                        AIM V.I. CAPITAL APPRECIATION FUND (SERIES I): Seeks growth of capital.



                        AIM V.I. DIVERSIFIED INCOME FUND (SERIES I): Seeks to achieve a high level of current income.



                        AIM V.I. GROWTH FUND (SERIES I): Seeks growth of capital.



                        AIM V.I. PREMIER EQUITY FUND (SERIES I) (FORMERLY AIM V.I. VALUE FUND): Seeks to achieve long-term growth of capital. Income is a secondary objective.



                    DELAWARE VIP TRUST (FORMERLY DELAWARE GROUP PREMIUM FUND) is advised by Delaware International Advisers, Ltd. for the Emerging Markets Series, and Delaware Management Company for all of the other Series.



                        EMERGING MARKETS SERIES (STANDARD CLASS): Seeks long-term capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in investments of emerging market issuers.



                        SMALL CAP VALUE SERIES (STANDARD CLASS): Seeks capital appreciation by investing primarily in stocks of companies whose market values appear low relative to underlying value or future earnings and growth potential. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small cap companies.



                        TREND SERIES (STANDARD CLASS): Seeks long-term capital appreciationby investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth.



                    FIDELITY VARIABLE INSURANCE PRODUCTS is advised by Fidelity Management and Research Company.



                        ASSET MANAGER PORTFOLIO (INITIAL CLASS): Seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and money market instruments.

                        EQUITY-INCOME PORTFOLIO (INITIAL CLASS): Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's 500 Index (S&P 500).



                        INVESTMENT GRADE BOND PORTFOLIO (INITIAL CLASS): Seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar-denominated investment-grade bonds.



                    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST is advised by Templeton Investment Counsel, LLC for the Templeton Global Asset Allocation Fund and Foreign Securities Fund, and Templeton Global Advisors Limited for the Templeton Growth Securities Fund.



                        TEMPLETON FOREIGN SECURITIES FUND (CLASS 1) (FORMERLY TEMPLETON INTERNATIONAL SECURITIES FUND): Seeks long-term capital growth. Invests primarily in stocks of companies outside the United States, including those in emerging markets.



                        TEMPLETON GLOBAL ASSET ALLOCATION FUND (CLASS 1) (FORMERLY TEMPLETON ASSET STRATEGY FUND): Seeks high total return. Invests primarily in stocks of companies in any nation, bonds of companies and governments of any nation, and money markets. May also invest in high yield, lower-rated bonds.



                        TEMPLETON GROWTH SECURITIES FUND (CLASS 1): Seeks long-term capital growth. Invests primarily in stocks of companies of any nations, including those in the U.S. and emerging markets.



                    LINCOLN NATIONAL FUNDS (LN) are advised by Delaware Management Company.



                        LN MONEY MARKET FUND, INC.: Seeks maximum current income consistent with the preservation of capital. The fund invests in high quality, short-term obligations issued by U.S. corporations, the U.S. Government, and federally chartered banks and U.S. branches of foreign banks.



                    MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST is advised by Massachusetts Financial Services Company.



                        EMERGING GROWTH SERIES (INITIAL CLASS): Seeks to provide long-term growth of capital.



                        TOTAL RETURN SERIES (INITIAL CLASS): Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.



                        UTILITIES SERIES (INITIAL CLASS): Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).



                    OCC ACCUMULATION TRUST is advised by OpCap Advisors.



                        GLOBAL EQUITY PORTFOLIO: Seeks long-term capital appreciation through a global investment strategy primarily involving equity securities.



                        MANAGED PORTFOLIO: Seeks growth of capital over time through investment in a portfolio of common stocks, bonds and cash equivalents, the percentage of which will vary based on management's assessments of relative investment values.

                    SCUDDER VIT FUNDS TRUST (FORMERLY DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST) is advised by Deutsche Asset
                    Management, Inc.



                        EQUITY 500 INDEX FUND: The fund seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Price Index (S&P 500 Index), which emphasizes stocks of large U.S. companies.



                    Several of the Funds may invest in non-investment grade, high-yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual Fund Prospectuses. Also, take note that during extended periods of low interest rates the yields of Money Market sub-accounts may become extremely low, and possibly negative. Please review the Fund Prospectuses carefully.


                    There is no assurance that the investment objective of any of the Funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. There is investment performance risk in each of the Sub-Accounts, although the amount of such risk varies significantly among the Sub-Accounts. Owners should read each Fund's prospectus carefully and understand the risks before making or changing investment choices. Additional Funds may, from time to time, be made available as underlying investments. The right to select among Funds will be limited by the terms and conditions imposed by Lincoln Life (SEE Allocation of Net Premium Payments). Lincoln Life may make these changes (including substitutions) for some or all classes of policyholders.

                    SUBSTITUTION OF SECURITIES

                    If the shares of any Fund should no longer be available for investment by the Separate Account or if, in our judgment, further investment in such shares should cease to be appropriate in view of the purpose of the Separate Account or in view of legal, regulatory or federal income tax restrictions, or for any other reason in our sole discretion; we may substitute shares of another Fund. A substituted Fund may have higher charges than the one it replaces. There will be no substitution of securities in any Sub-Account without prior approval of the Commission. Substitute Funds may have higher charges than the Funds being replaced.

                    Substitutions may be made with respect to existing investments or the investment of future premium payments, or both. We may close Sub-Accounts to allocations of premium payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

                    VOTING RIGHTS

                    Lincoln Life will vote the shares of each Fund held in the Separate Account at special meetings of the shareholders of the particular Fund in accordance with instructions received by the Administrative Office in proper written form from persons having a voting interest in the Separate Account. Lincoln Life will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. The Funds do not hold regular meetings of shareholders.

                    The number of shares which a person has a right to vote will be determined as of a date to be chosen by the appropriate Trust not more than sixty (60) days prior to the meeting of the particular Fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

                    To determine how many votes each Policy owner is entitled to direct with respect to a Fund, first Lincoln Life will calculate the dollar amount of your account value attributable to that Fund. Second we will divide that amount by $100.00. The result is the number of votes you may direct.

                    FUND PARTICIPATION AGREEMENTS


                    In order to make the Funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisors or distributors. In some of these agreements, Lincoln Life must perform certain administrative services for the Fund advisors or distributors. For these administrative functions, Lincoln Life may be compensated by the Fund at annual rates of between 0.10% and 0.35% of the assets attributable to the Policies.


CHARGES AND FEES

                    We deduct charges in connection with the Policy to compensate us for providing the Policy's insurance benefit, administering the Policy, assuming certain risks under the Policy and for sales related expenses we incur. Lincoln Life may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, and may be used for any purpose, including covering shortfalls from other charges.

                    The nature and amount of these charges are as follows:


                    PREMIUM CHARGE


                    We deduct a premium charge of 8% from each Premium Payment.

                    DEDUCTIONS MADE MONTHLY

                    We make various expense deductions monthly. The Monthly Deduction, including the Cost of Insurance Charge is made from the Net Accumulation Value.

                    The Monthly Deductions are deducted proportionately from the value of each underlying investment subject to the charge. For Sub-Accounts, Variable Accumulation Units are canceled and the value of the canceled Variable Accumulation Units is withdrawn in the same proportion as their respective values have to the Net Accumulation Value. The Monthly Deductions are made on the Monthly Anniversary Day, the Date of Issue, and the same day of each month thereafter, or if there is no such date in a given month, the first Valuation Day of the next month. If the day that would otherwise be a Monthly Anniversary Day is not a Valuation Day, then the Monthly Anniversary Day is the next Valuation Day.

                    If the Net Accumulation Value is insufficient to cover the current Monthly Deduction, you have a 61-day period ("Grace Period"), to make a payment sufficient to cover that deduction. (See "Lapse and Reinstatement.")

                    If either Insured is still living when the younger Insured would have attained Age 100 and the Policy has not been surrendered, no further Monthly Deductions will be made and the Separate Account Value will be transferred to the Fixed Account. The Policy will then remain in force until surrender or the Second Death.

                    MONTHLY DEDUCTION

                    There is a flat dollar Monthly Deduction of $12.50 until the first Policy Anniversary and, currently, $5 thereafter (guaranteed not to exceed $10 after the first Policy Year). In addition there is a Monthly Deduction charge of $0.09 per $1000 of Specified Amount for the first twenty years of the Policy and for the first twenty years following an increase in Specified Amount. If the No Lapse Provision is in effect there will also be a Monthly Deduction of $0.01 per $1000 of Specified Amount. (Note: the No Lapse provision is not available in IL, MA, MD, NJ and TX.)

                    These charges compensate Lincoln Life for administrative expenses associated with Policy issue and ongoing Policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.

                    COST OF INSURANCE CHARGE

                    The "Cost of Insurance" charge is the portion of the Monthly Deduction designed to compensate Lincoln Life for the anticipated cost of paying Death Benefits in excess of the Accumulation Value, not including riders, supplementary benefits or monthly expense charges.

                    The Cost of Insurance charge depends on the Age, underwriting category and gender (in accordance with state law) of both Insureds and the current "Net Amount at Risk" (Death Benefit minus the Accumulated Value). The rate on which the Monthly Deduction for the Cost of Insurance is based will generally increase as the Insureds age, although the Cost of Insurance charge could decline if the Net Amount at Risk drops relatively faster than the Cost of Insurance Rate increases.

                    The Cost of Insurance charge is determined by dividing the Death Benefit at the previous Monthly Anniversary Day by
                    1.0032737 (the monthly equivalent of an annual rate of 4%), subtracting the Accumulation Value at the previous Monthly Anniversary Day, and multiplying the result (the Net Amount at Risk) by the applicable Cost of Insurance Rate as determined by Lincoln Life. The Guaranteed Maximum Cost of Insurance Rates, per $1,000 of Net Amount at Risk, for standard risks are based on the 1980 Commissioners Standard Ordinary Mortality Tables, Age Nearest Birthday (1980 CSO, Male or Female); or, for unisex rates, on the 1980 CSO-B Table.

                    MORTALITY AND EXPENSE RISK CHARGE

                    Lincoln Life deducts a daily charge as a percentage of the assets of the Separate Account as a mortality and expense risk charge. The mortality risk assumed is that insureds may live for a shorter period than estimated, and therefore, a greater amount of death benefit will be payable. The expense risk assumed is that expenses incurred is issuing and administering the policies will be greater than estimated. The mortality and expense risk charge is currently at an annual rate of 0.80% per year, and is guaranteed not to exceed 0.90% per year.

                    FUND EXPENSES

                    The purpose of the following Table is to help purchasers and prospective purchasers understand the costs and expenses that are borne, directly and indirectly, by purchasers assuming that all Net Premium Payments are allocated to the Separate Account. The table reflects expenses of the individual Funds underlying the Sub-Accounts.

                    Other Expenses of the Trusts shown in the table are based on expenses incurred by each Trust for the most recent calendar year. Future Fund expenses will vary. The table does not reflect the monthly deductions for the cost of insurance and any riders, nor does it reflect the monthly deduction of $15 during the first Policy Year, and currently, $5 thereafter for administrative expenses. The information set forth should be considered together with the information provided in this Prospectus under the heading "Charges and Fees", and in each Fund's Prospectus. All expenses are expressed as a percentage of average account value.

                            PORTFOLIO EXPENSE TABLE


                                                                                              TOTAL
                                                                                              ANNUAL
                                                                                               FUND
                                                                                            OPERATING
                                                                                             EXPENSES                   TOTAL FUND
                                                                                             WITHOUT       TOTAL        OPERATING
                                                                                             WAIVERS      WAIVERS     EXPENSES WITH
                                                        MANAGEMENT     12(B)1     OTHER         OR          AND        WAIVERS AND
                            FUND                          FEES(1)       FEE      EXPENSES   REDUCTIONS   REDUCTIONS   REIMBURSEMENTS
                            --------------------------  -----------   --------   --------   ----------   ----------   --------------
                            AIM V.I. Capital
                              Appreciation Fund
                              (Series I)..............     0.61%        N/A        0.24%       0.85%         N/A           0.85%
                            AIM V.I. Diversified
                              Income Fund
                              (Series I)..............     0.60         N/A        0.33        0.93          N/A           0.93
                            AIM V.I. Growth Fund
                              (Series I)..............     0.62         N/A        0.26        0.88          N/A           0.88
                            AIM V.I. Premier Equity
                              Fund (Series I) (2).....     0.60         N/A        0.25        0.85          N/A           0.85
                            Delaware VIP Emerging
                              Markets Series (Standard
                              Class) (3)..............     1.25         N/A        0.20        1.45          N/A           1.45
                            Delaware VIP Small Cap
                              Value Series (Standard
                              Class) (4)..............     0.75         N/A        0.11        0.86          N/A           0.86
                            Delaware VIP Trend
                              Series (Standard
                              Class) (5)..............     0.74         N/A        0.16        0.90          N/A           0.90
                            Fidelity VIP Asset Manager
                              Portfolio (Initial
                              Class) (6)..............     0.53         N/A        0.11        0.64          N/A           0.64
                            Fidelity VIP Equity-Income
                              Portfolio (Initial
                              Class) (6)..............     0.48         N/A        0.10        0.58          N/A           0.58
                            Fidelity VIP Investment
                              Grade Bond Portfolio
                              (Initial Class) (6).....     0.43         N/A        0.11        0.54          N/A           0.54
                            FTVIP Templeton Foreign
                              Securities Fund
                              (Class 1) (7)...........     0.69         N/A        0.22        0.91        (0.01%)         0.90
                            FTVIP Templeton Global
                              Asset Allocation Fund
                              (Class 1)...............     0.61         N/A        0.20        0.81          N/A           0.81
                            FTVIP Templeton Growth
                              Securities Fund
                              (Class 1) (8)...........     0.80         N/A        0.05        0.85          N/A           0.85
                            LN Money Market
                              Fund, Inc...............     0.45         N/A        0.09        0.54          N/A           0.54
                            MFS-Registered Trademark-
                              VIT Emerging Growth
                              Series (Initial
                              Class) (9)..............     0.75         N/A        0.12        0.87          N/A           0.87
                            MFS-Registered Trademark-
                              VIT Total Return Series
                              (Initial Class) (9).....     0.75         N/A        0.14        0.89          N/A           0.89

                                                                                              TOTAL
                                                                                              ANNUAL
                                                                                               FUND
                                                                                            OPERATING
                                                                                             EXPENSES                   TOTAL FUND
                                                                                             WITHOUT       TOTAL        OPERATING
                                                                                             WAIVERS      WAIVERS     EXPENSES WITH
                                                        MANAGEMENT     12(B)1     OTHER         OR          AND        WAIVERS AND
                            FUND                          FEES(1)       FEE      EXPENSES   REDUCTIONS   REDUCTIONS   REIMBURSEMENTS
                            --------------------------  -----------   --------   --------   ----------   ----------   --------------
                            MFS-Registered Trademark-
                              VIT Utilities Series
                              (Initial Class) (9).....     0.75         N/A        0.18        0.93          N/A           0.93
                            OCC Global Equity
                              Portfolio (10)..........     0.80         N/A        0.40        1.20          N/A           1.20
                            OCC Managed
                              Portfolio (10)..........     0.78         N/A        0.10        0.31          N/A           0.31
                            Scudder VIT Equity 500
                              Index Fund (11).........     0.20         N/A        0.11        0.31        (0.01)          0.30


                     ---------------------------------------------------


                     (1) Certain of the Portfolio advisers reimburse the company for administrative costs incurred in connection with administering the Portfolios as variable funding options under the Policy. These reimbursements are generally paid for by the advisers from their revenues and are not charged to investors. Some advisers pay higher fees than others.



                     (2) Effective May 1, 2002 the following Funds' names will
                         change from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund.



                     (3) The investment advisor for the Delaware VIP Emerging
                         Markets Series is Delaware International Advisers Ltd. ("DIAL"). For the period May 1, 2001 through April 30, 2002, the advisor agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses would not exceed 1.50%. Effective May 1, 2002 through April 30, 2003, DIAL has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 1.50%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 1.25% on the first $500 million, 1.20% on the next
                         $500 million, 1.15% on the next $1,500 million, 1.10% on assets in excess of $2,500 million, all per year.



                     (4) The investment advisor for the Delaware VIP Small Cap
                         Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.86% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first
                         $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



                     (5) The investment advisor for the Delaware VIP Trend
                         Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.90% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



                     (6) Actual annual class operating expenses were lower
                         because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.



                     (7) The manager had agreed in advance to make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Without this reduction the total annual fund operating expense would be 1.16%.

                     (8) The Fund administration fee is paid indirectly through the management fee.



                     (9) Each series has an expense offset arrangement which
                         reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would be lower for certain series and would equal: 0.86% for Emerging Growth Series.



                     (10) Figures in "Other Expenses" are inclusive of expenses offset by earning credits from custodian bank.



                     (11) Under the Advisory Agreement with Deutsche Asset
                          Management, Inc. (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the funds for certain expenses so that the fund's total operating expenses will not exceed 0.30% for the Equity 500 Index Fund. Without the reimbursement to the funds for the year ended December 31, 2001, total expenses would have been 0.31% for the Equity 500 Index Fund. These reimbursements will be terminated no earlier than December 31, 2002.


                    SURRENDER CHARGES

                    A generally declining Surrender Charge will apply if the Policy is totally surrendered or lapses during the first fifteen years following the Date of Issue or the first fifteen years following an increase in Specified Amount. The Surrender Charge varies by Age of the Insureds, the number of years since the Date of Issue, and Specified Amount. The charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The maximum Surrender Charge is included in each Policy and is in compliance with each state's nonforfeiture law. Examples of the Surrender Charge can be seen in Appendix 2 by subtracting "Surrender Value" from "Total Accumulation Value" on any chosen set of investment return assumptions.

                    The surrender charge under a Policy is proportional to the face amount of the Policy. Expressed as a percentage of face amount, it is higher for older than for younger issue ages. For example, assuming issue ages 80 (the oldest possible issue ages for a Policy), the first year surrender charge is $37.40 per $1000 of face amount. At issue ages 65 it is $25.10 per $1000 of face amount, at issue ages 55 it is $13.68 per $1000 of face amount, and at issue ages 25 it is $2.87 per $1000 of face amount. These calculations assume both insureds are the same age. The surrender charge cannot exceed Policy value but may equal Policy value, especially during the first two Policy Years. All surrender charges decline to zero over the 15 years following issuance of the Policy. See, for example, the illustrations in Appendix 2 for issue ages 55 and 65.

                    If the Specified Amount is increased, a new Surrender Charge will be applicable, in addition to any existing Surrender Charge. The Surrender Charge applicable to the increase would be equal to the Surrender Charge on a new Policy whose Specified Amount was equal to the amount of the increase. Supplemental Policy Specifications will be sent to the Owner upon an increase in Specified Amount reflecting the maximum additional Surrender Charge in the Table of Surrender Charges. The minimum allowable increase in Specified Amount is $1,000. Lincoln Life may change this at any time.

                    If the Specified Amount is decreased while the Surrender Charge applies, the Surrender Charge will remain the same.

                    No Surrender Charge is imposed on a partial surrender, but an administrative fee of $25 (not to exceed 2% of the amount surrendered) is imposed, allocated pro-rata among the Sub-Accounts from which the partial surrender proceeds are taken.

                    Any surrenders, full or partial, may result in tax implications. (See "Tax Issues.")

                    Based on its actuarial determination, Lincoln Life does not anticipate that the Surrender Charge, together with the portion of the premium load attributable to sales expense, will cover all sales and administrative expenses which Lincoln Life will incur in connection with the Policy. Any such shortfall, including but not limited to payment of sales and distribution expenses, would be available for recovery from the general account of Lincoln Life, which supports insurance and annuity obligations.

                    TRANSACTION FEE FOR EXCESS TRANSFERS

                    A $25 fee may apply for each transfer request in excess of 12 in any Policy Year. A single transfer request, either in writing or by telephone, may consist of multiple transactions.

DEATH BENEFITS

                    The Death Benefit Proceeds is the amount payable to the Beneficiary upon the Second Death (the death of the second of the two Insureds to die), in accordance with the Death Benefit Option elected. Loans (if any) and overdue deductions are deducted from the Death Benefit Proceeds prior to payment.

                    The applicant must select the Specified Amount of the Death Benefit, and the Death Benefit Option. The Specified Amount, which may not be less than $250,000, is the amount requested by the Policy Owner at the time of application for insurance. This amount, in combination with a death benefit option, will define the death benefit. The Specified Amount is a field on the Policy Specification Page. The two Death Benefit Options are described below. The applicant must consider a number of factors in selecting the Specified Amount, including the amount of proceeds required on the Second Death and the Owner's ability to make Premium Payments. In evaluating this decision, the applicant should consider that the greater the Net Amount at Risk, the greater the monthly deductions for the Cost of Insurance.

                    DEATH BENEFIT OPTIONS

                    Two different Death Benefit Options are available under the Policy. The Death Benefit Proceeds payable under the Policy is the greater of (a) the Corridor Death Benefit or (b) the amount determined under the Death Benefit Option in effect on the date of the Second Death, less (in each case) any indebtedness under the Policy. In the case of Death Benefit Option 1, the Specified Amount is reduced by the amount of any partial surrender. The "Corridor Death Benefit" is the applicable percentage (the "Corridor Percentage") of the Accumulation Value (rather than by reference to the Specified Amount) required to maintain the Policy as a "life insurance contract" for Federal income tax purposes. The Corridor Percentage is 250% through the time the younger Insured reaches or would have reached Age 40 and decreases in accordance with the table in Appendix I of this Prospectus to 100% when the younger Insured reaches or would have reached Age 95.

                    DEATH BENEFIT OPTION 1 provides Death Benefit Proceeds equal to the Specified Amount (a minimum of $250,000). If Option 1 is selected, the Policy pays level Death Benefit Proceeds until the Minimum Death Benefit exceeds the Specified Amount. (See "Death Benefits," "Federal Income Tax Definition of Life Insurance.")

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                    DEATH BENEFIT OPTION 2 provides Death Benefit Proceeds equal to the sum of the Specified Amount plus the Accumulation Value as of the date of the Second Death. If Option 2 is selected, the Death Benefit Proceeds increase or decrease over time, depending on the amount of premium paid and the investment performance of the underlying Sub-Accounts.

                    If for any reason the applicant fails to affirmatively elect a particular Death Benefit Option, Death Benefit Option 1 shall apply until changed as provided below. The ability of the Owner to support the Policy is an important factor in selecting between the Death Benefit Options, because the greater the Net Amount at Risk at any time, the more that will be deducted from the value of the Policy to pay the Cost of Insurance.

                    Owners who prefer insurance coverage that generally does not vary in amount and generally has lower Cost of Insurance Charges should elect Option 1. Owners who prefer to have favorable investment experience reflected in increased insurance coverage should select Option 2. Under Option 1, any Surrender Value at the time of the Second Death will revert to Lincoln Life.

                    CHANGES IN DEATH BENEFIT OPTIONS AND SPECIFIED AMOUNT

                    All requests for changes between Death Benefit Options and changes in the Specified Amount must be submitted in proper written form to the Administrative Office. The minimum amount of increase in Specified Amount currently permitted is $1,000. If requested, a supplemental application and evidence of insurability must also be submitted to Lincoln Life.

                    In a change from Death Benefit Option 1 to Death Benefit Option 2, the Specified Amount shall be reduced so it thereafter equals (a) the amount payable under the Death Benefit Option in effect immediately before the change, minus (b) the Accumulation Value immediately before the change. In a change from Death Benefit Option 2 to Death Benefit Option 1, the Specified Amount shall be increased so that it thereafter equals the amount payable under the Death Benefit Option in effect immediately before the change.

                    Any reductions in Specified Amount will be made against the initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to the Policy.


                    If you want to increase your Specified Amount, you should note that an increase normally triggers a number of additional requirements, such as a separate surrender charge period, higher surrender charges overall, and a new incontestability period. Before requesting an increase in Specified Amount, consult your financial adviser to determine whether an increase is appropriate for your particular situation.


                    Lincoln Life may at its discretion decline any request for a change between Death Benefit Options or increase in the Specified Amount. Lincoln Life may at its discretion decline any request for change of the Death Benefit Option or reduction of the Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount or would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of Federal income tax law.

                    Any change is effective on the first Monthly Anniversary Day on or after the date of approval of the request by Lincoln Life, unless the Monthly Deduction Amount would increase as a result of the change. In that case, the change is effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to or greater than the Monthly Deduction Amount, as increased.

                    FEDERAL INCOME TAX DEFINITION OF LIFE INSURANCE

                    The amount of the Death Benefit must satisfy certain requirements under the Code if the policy is to qualify as insurance for federal income tax purposes. The amount of the Death Benefit Proceeds required to be paid under the Code to maintain the Policy as life insurance under each of the Death Benefit Options is equal to the product of the Accumulation Value and the applicable Corridor Percentage. A table of Corridor Percentages is in Appendix I.

NOTICE OF DEATH OF INSUREDS

                    Due Proof of Death must be furnished to Lincoln Life at the Administrative Office as soon as reasonably practicable after the death of each Insured. "Due Proof of Death" must be in proper written form with a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof of death satisfactory to Lincoln Life.

PAYMENT OF DEATH BENEFIT PROCEEDS

                    The Death Benefit Proceeds under the Policy will ordinarily be paid within seven days, if in a lump sum, or in accordance with any Settlement Option selected by the Owner or the Beneficiary after receipt at the Administrative Office of Due Proof of Death of both Insureds. (See "SETTLEMENT OPTIONS.") The amount of the Death Benefit Proceeds under Option 2 will be determined as of the date of the Second Death. Payment of the Death Benefit Proceeds may be delayed if the Policy is contested or if Separate Account values cannot be determined.


                    We offer a checkbook service in which the Death Benefit proceeds are transferred into an interest-bearing account, in the Beneficiary's name as owner of the account. Your Beneficiary has quick access to the funds and is the only one authorized to transfer funds from the account. This service allows the Beneficiary additional time to decide how to manage Death Benefit Proceeds with the balance earning interest from the day the account is opened.


                    SETTLEMENT OPTIONS

                    There are several ways in which the Beneficiary may receive the Death Benefit Proceeds, or in which the Owner may choose to receive payments upon surrender of the Policy.

                    The Owner may elect a Settlement Option before the Second Death; after the Second Death, if the Owner has not irrevocably selected a Settlement Option, the Beneficiary may elect one of the Settlement Options. If no Settlement Option is selected, the Death Benefit Proceeds will be paid in a lump sum.

                    If the Policy is assigned as collateral security, Lincoln Life will pay any amount due the assignee in one lump sum. Any remaining Death Benefit Proceeds will be paid as elected.

                    A request to elect, change, or revoke a Settlement Option must be received in proper written form by the Administrative Office before payment of the lump sum or under any

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                    Settlement Option. The first payment under the Settlement
                    Option selected will become payable on the date proceeds are settled under the option. Payments after the first payment will be made on the first day of each month. Once payments have begun, the Policy cannot be surrendered and neither the payee nor the Settlement Option may be changed.

                    There are at least four Settlement Options:

                        The first Settlement Option is an annuity for the lifetime of the payee.

                        The second Settlement Option is an annuity for the lifetime of the payee, with monthly payments guaranteed for 60, 120, 180, or 240 months.

                        Under the third Settlement Option, Lincoln Life makes monthly payments for a stated number of years, at least five but no more than thirty.

                        The fourth Settlement Option, provides that Lincoln Life pays interest annually on the sum left with Lincoln Life at a rate of at least 3% per year, and pays the amount on deposit on the payee's death.

                    Any other Settlement Option offered by Lincoln Life at the time of election may also be selected.

POLICY LIQUIDITY


                    The Policy provides only limited liquidity. Subject to certain limitations, however, the Owner may borrow against the Surrender Value of the Policy, may make a partial surrender of some of the Surrender Value of the Policy and may fully surrender the Policy for its Surrender Value. Note, however, that in the earlier Policy Years, depending on the Premium Payments made, or if the Owner has requested a substantial reduction in Specified Amount, there may be little or no Surrender Value available.


                    POLICY LOANS

                    The Owner may at any time contract for Policy Loans up to an aggregate amount not to exceed 90% of the Surrender Value at the time a Policy Loan is made. It is a condition to securing a Policy Loan that the Owner execute a loan agreement and that the Policy be assigned to Lincoln Life free of any other assignments. The Loan Account is the account in which Policy indebtedness (outstanding Loans and interest) accrues once it is transferred out of the Fixed Account or Sub-Accounts. Interest on Policy Loans accrues at an annual rate of 8%, and loan interest is payable to Lincoln Life (for its account) once a year in arrears on each Policy Anniversary, or earlier upon full surrender or other payment of proceeds of a Policy.

                    The amount of a loan, plus any accrued but unpaid interest, is added to the outstanding Policy Loan balance. Unless paid in advance, any loan interest due will be transferred from the values in the Fixed Account and each Sub-Account, and treated as an additional Policy Loan, and added to the Loan Account Value.

                    During the first ten Policy Years, Lincoln Life's current practice is to credit interest to the Loan Account Value at an annual rate equal to the interest rate charged on the loan minus 1% (guaranteed not to exceed 2%). Beginning with the eleventh Policy Year, Lincoln Life's current practice is to credit interest at an annual rate equal to the interest rate charged on the loan, less 0% annually (guaranteed not to exceed 1%). In no case will the annual credited interest rate be less than 6% in each of the first ten Policy Years and 7% thereafter.

                    If the Net Accumulation Value is distributed among more than one of the Sub-Accounts, transfers from each for loans and loan interest will be made in proportion to the assets in each Sub-Account at that time, unless Lincoln Life is instructed otherwise in proper written form at the Administrative Office. Repayments on the loan and interest credited on the Loan Account Value will be allocated according to the most recent Premium Payment allocation at the time of the repayment.

                    A Policy Loan, whether or not repaid, affects the proceeds payable upon the Second Death and the Accumulation Value. The longer a Policy Loan is outstanding, the greater the effect is likely to be. While an outstanding Policy Loan reduces the amount of assets invested, depending on the investment results of the Sub-Accounts, the effect could be favorable or unfavorable.

                    If at any time the total indebtedness against the Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate without value subject to the conditions in the Grace Period Provision, unless the No Lapse Provision is in effect. (See "Lapse and Reinstatement.")

                    If a Policy lapses while a loan is outstanding, adverse tax consequences may result.

                    PARTIAL SURRENDER

                    You may make a partial surrender at any time before the Second Death by request to the Administrative Office in proper written form or by telephone, if telephone transactions have been authorized by the Owner. Each time you request a partial surrender of your Policy, we charge you 2% of the amount withdrawn not to exceed $25. Total partial surrenders may not exceed 90% of the Surrender Value of the Policy. Each partial surrender may not be less than $500. Partial surrenders are subject to other limitations as described below.

                    Partial surrenders may reduce the Specified Amount and, in each case, reduce the Death Benefit Proceeds. To the extent that a requested partial surrender would cause the Specified Amount to be less than $250,000, the partial surrender will not be permitted by Lincoln Life. In addition, if following a partial surrender and the corresponding decrease in the Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the surrender may be limited to the extent necessary to meet the federal tax law requirements.

                    The effect of partial surrenders on the Death Benefit Proceeds depends on the Death Benefit Option elected under the Policy. If Death Benefit Option 1 has been elected, a partial surrender would reduce the Accumulation Value and the Specified Amount. The reduction in the Specified Amount, which would reduce any past increases on a last in, first out basis, reduces the amount of the Death Benefit Proceeds.

                    If Death Benefit Option 2 has been elected, a partial surrender would reduce the Accumulation Value, but would not reduce the Specified Amount. The reduction in the Accumulation Value reduces the amount of the Death Benefit Proceeds.


                    If the Net Accumulation Value is distributed among more than one of the Sub-Accounts, surrenders from each will be made in proportion to the assets in each Sub-Account at the time of the surrender, unless Lincoln Life is instructed otherwise in proper written form at the Administrative Office. Lincoln Life may at its discretion decline any request for a partial surrender.

                    We offer a personalized checkbook service for surrender of your Policy. Once your request is processed, proceeds are placed in an interest-bearing account in your name. You have complete access to your proceeds through check writing privileges. You have the choice of leaving proceeds in this account or you may write checks immediately -- even a check for the entire amount.


                    SURRENDER OF THE POLICY


                    You may surrender the Policy at any time. On surrender of the Policy, Lincoln Life will pay you, or assignee, the Surrender Value next computed after receipt of the request in proper written form at the Administrative Office. All coverage under the Policy will automatically terminate if the Owner makes a full surrender. Please note that if you surrender your Policy in its early years, you may receive little or no cash value.


                    SURRENDER VALUE

                    The "Surrender Value" of a Policy is the amount the Owner can receive in a lump sum by surrendering the Policy. The Surrender Value is the Net Accumulation Value less the Surrender Charge (See "Charges and Fees"). All or part of the Surrender Value may be applied to one or more of the Settlement Options. Surrender Values are illustrated in Appendix 2.

                    DEFERRAL OF PAYMENT AND TRANSFERS

                    Payment of loans or of the Surrender Value from any Sub-Accounts will be made within 7 days. Payment or transfer from the Fixed Account may be deferred up to six months at Lincoln Life's option. If Lincoln Life exercises its right to defer any payment from the Fixed Account, interest will accrue and be paid as required by law from the date the recipient would otherwise have been entitled to receive the payment.

ASSIGNMENT; CHANGE OF OWNERSHIP

                    While either Insured is living, the Owner may assign the Owner's rights in the Policy, including the right to change the beneficiary designation. The assignment must be in proper written form, signed by the Owner and recorded at the Administrative Office. No assignment will affect, or prejudice Lincoln Life as to, any payment made or action taken by Lincoln Life before it was recorded. Lincoln Life is not responsible for any assignment not submitted for recording, nor is Lincoln Life responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such indebtedness after recordation of any assignment.

                    Once recorded, the assignment remains effective until released by the assignee in proper written form. So long as an effective assignment remains outstanding, the Owner will not be permitted to take any action with respect to the Policy without the consent of the assignee in proper written form.

                    So long as either Insured is living, the Owner may name a new Owner by recording a change in ownership in proper written form at the Administrative Office. On recordation, the change will be effective as of the date of execution of the document of transfer or, if there is no such date, the date of recordation. No such change of ownership will affect, or prejudice Lincoln Life as to, any payment made or action taken by Lincoln Life before it was recorded. Lincoln Life may require that the Policy be submitted to it for endorsement before making a change.

LAPSE AND REINSTATEMENT

                    LAPSE OF A POLICY


                    Except as provided by the No Lapse Provision, if at any time the Net Accumulation Value is insufficient to pay the Monthly Deduction, the Policy is subject to lapse and automatic termination of all coverage under the Policy. The Net Accumulation Value may be insufficient to pay the cost of insurance
                    (1) because it has been exhausted by earlier deductions,
                    (2) due to poor investment performance,
                    (3) due to partial surrenders,
                    (4) due to indebtedness for Policy Loans,
                    (5) due to substantial reductions in Specified Amount,
                    (6) due to the terms of certain Riders added to the Policy, or
                    (7) because of some combination of these factors.


                    If Lincoln Life has not received a Premium Payment or payment of indebtedness on Policy Loans necessary so that the Net Accumulation Value is sufficient to pay the Monthly Deduction Amount on a Monthly Anniversary Day, Lincoln Life will send a written notice to the Owner and any assignee of record. The notice will state the amount of the Premium Payment or payment of indebtedness on Policy Loans necessary such that the Net Accumulation Value is at least equal to two times the Monthly Deduction Amount. If the minimum required amount set forth in the notice is not paid to Lincoln Life on or before the day that is the later of
                    (a) 31 days after the date of mailing of the notice, and
                    (b) 61 days after the date of the Monthly Anniversary Day with respect to which such notice was sent (together, the "Grace Period"), then the policy shall terminate and all coverage under the policy shall lapse without value. If the Second Death occurs during the Grace Period, Death Benefit Proceeds will be paid, but will be reduced, in addition to any other reductions, by any unpaid Monthly Deductions. If the Second Death occurs after the Policy has lapsed, no Death Benefit Proceeds will be paid.

                    NO LAPSE PROVISION

                    (Note: the No Lapse provision is not available in IL, MA, MD, NJ and TX.)

                    The applicant must elect the No Lapse Provision at the time of application. There is an additional charge for this provision. If this provision is elected and if at each Monthly Anniversary Day the sum of all Premium Payments less any policy loans (including any accrued loan interest) and partial surrenders is at least equal to the sum of the No Lapse Premiums (the cumulative premium required to have been paid by each Monthly Anniversary Day, as indicated in the Policy Specifications) due since the Date of Issue of the Policy, the Policy will not lapse. A Grace Period will be allotted after each Monthly Anniversary Day on which insufficient premiums have been paid. The Grace Period is the later of (a) 31 days after the date of mailing of the notice (as explained above), and (b) 61 days after the date of the Monthly Anniversary Day with respect to which such notice was sent. The payment of sufficient additional premiums during the Grace Period will keep the No Lapse Provision in force.

                    The No Lapse Provision will be terminated if you fail to meet the premium requirements, if there is an increase in Specified Amount or if you change the Death Benefit Option. Once the No Lapse Provision terminates, it cannot be reinstated.

                    REINSTATEMENT OF A LAPSED POLICY

                    After the Policy has lapsed due to the failure to make a necessary payment before the end of an applicable Grace Period, and assuming the No-Lapse Provision does not apply, it may be reinstated provided (a) it has not been surrendered, (b) there is an application for reinstatement in proper written form, (c) evidence of insurability of both insureds is furnished to Lincoln Life and it agrees to accept the risk, (d) Lincoln Life receives a payment sufficient to keep the Policy in force for at least two months, and (e) any accrued loan interest is paid. The effective date of the reinstated Policy shall be the Monthly Anniversary Day after the date on which Lincoln Life approves the application for reinstatement. Surrender Charges will be reinstated as of the Policy Year in which the Policy lapsed.

                    If the Policy is reinstated, such reinstatement is effective on the Monthly Anniversary Day following Lincoln Life approval. The Accumulation Value at reinstatement will be the Net Premium Payment then made less all Monthly Deductions due.

                    If the Surrender Value is not sufficient to cover the full Surrender Charge at the time of lapse, the remaining portion of the Surrender Charge will also be reinstated at the time of Policy reinstatement.

COMMUNICATIONS WITH LINCOLN LIFE

                    PROPER WRITTEN FORM

                    Whenever this Prospectus refers to a communication "in proper written form," it means in writing, or by facsimile, in form and substance reasonably satisfactory to Lincoln Life, received at the Administrative Office.


                    We will process your requests once we receive all letters, forms or other necessary documents, completed to our satisfaction. Proper written form may require, among other things, a signature guarantee or some other proof of authenticity. We do not generally require a signature guarantee, but may ask for one if it appears that your signature has changed, if the signature does not appear to be yours, if we have not received a properly completed application or confirmation of an application, or for other reasons to protect you and the Company.



                    RECEIPT OF WRITTEN COMMUNICATIONS



                    Once your Policy is in force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item in proper form at the mailing address that appears in this Prospectus. Planned periodic premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive in proper form before 4:00 p.m. Eastern time on a business day will normally be effective as of the end of that day, unless the transaction is scheduled to occur on another business day. If we receive your payment or request on or after 4:00 p.m. Eastern time on a business day, your payment or request will be effective as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.



                    Other forms, notices and requests are normally effective as of the next business day after we receive them in proper form, unless the transaction is scheduled to occur on another business day. Change of owner and beneficiary forms are effective as of the day you sign the change form, once we receive them in proper form.

                    TELEPHONE AND OTHER ELECTRONIC COMMUNICATIONS



                    We allow telephone and other electronic transactions only when you provide us proper written authorization. To effect a permitted transaction using the telephone or other electronic means, the Owner, or his/her authorized representative, may have to provide the following: Policy number, partial Social Security number, personal identification number (PIN), and/or such other information as we may require to verify the identity and authority of the caller. We disclaim all liability for losses and other consequences resulting from unauthorized or fraudulent telephone or electronic transactions. In addition, we are not responsible for the consequences of instructions that fail to reach us in a timely manner. The Company believes that the procedures as stated above are reasonable and acknowledges that, if it does not follow these procedures, it may be liable for such losses.



                    If you have been issued a PIN number to make telephone or other electronic transactions to your account, be careful not to give it out to anyone. We will not be responsible for its misuse or for improper or unauthorized account transactions using your PIN.



                    Please note that telephone, facsimile and/or Internet access may not always be available. Any telephone, facsimile or Internet hookup, whether it is yours, your service provider's or your agent's, can experience outages or slowdowns arising from a variety of causes not of our making. These outages or slowdowns may result in delayed or lost instructions from you, and we will not be responsible for these "failed" transmissions. If you are experiencing problems, you should send your request in writing to our Administrative Office.


OTHER POLICY PROVISIONS

                    ISSUANCE

                    A Policy may only be issued upon receipt of satisfactory evidence of insurability, and generally only when both Insureds are at least Age 18 but are less than Age 80.

                    DATE OF COVERAGE

                    The date of coverage will be the Date of Issue, provided both Insureds are alive and prior to any change in the health and insurability of the Insureds as represented in the application.

                    RIGHT TO EXCHANGE THE POLICY

                    The Owner may, within the first two Policy Years, exchange the Policy for a permanent life insurance policy then being offered by Lincoln Life. The benefits for the new policy will not vary with the investment experience of the Separate Account. The exchange must be elected within 24 months from the Date of Issue. No evidence of insurability will be required.

                    The Owner, the Insureds and the Beneficiary under the new policy will be the same as those under the exchanged Policy on the date of the exchange. The Accumulation Value under the new Policy will be equal to the Accumulation Value under the old Policy on the date the exchange request is received. The new policy will have a Death Benefit on the exchange date not more than the Death Benefit of the original Policy immediately prior to the exchange date. If the Accumulation Value is insufficient to support the Death

                    Benefit, the Owner will be required to make additional Premium Payments in order to effect the exchange. The new Policy will have a Date of Issue and issue Ages as of the date of exchange. The initial Specified Amount and any increases in Specified Amount will have the same rate class as those of the original Policy. Any indebtedness may be transferred to the new policy.

                    The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two Policies. After adjustment, if any excess is owed the Owner, Lincoln Life will pay the excess to the Owner in cash. The exchange may be subject to federal income tax withholding.

                    If at any time while both Insureds are alive, a change in the Internal Revenue Code would result in a less favorable tax treatment of the Insurance provided under the policy or if the Insureds are legally divorced while the policy is in force, the Owner may exchange the policy for separate single life policies on each of the Insureds subject to the following conditions: (a) evidence of insurability satisfactory to Lincoln Life is furnished, (b) the amount of insurance of each new Policy is not larger than one half of the amount of insurance then in force under the policy, (c) the premium for each new policy is determined according to Lincoln Life's rates then in effect for that policy based on each Insured's then attained age and sex, and (d) any other requirements as determined by Lincoln Life are met. The new policy will not take effect until the date all such requirements are met.

                    INCONTESTABILITY

                    Lincoln Life will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the Policy has been in force for two years from the Date of Issue so long as both Insureds were alive during those two years. For any increase in Specified Amount requiring evidence of insurability, Lincoln Life will not contest payment of the Death Benefit Proceeds based on such an increase after it has been in force for two years from its effective date so long as both Insureds were alive during those two years.

                    MISSTATEMENT OF AGE OR GENDER

                    If the Age or gender of either of the Insureds has been misstated, the affected benefits will be adjusted. The amount of the Death Benefit Proceeds will be 1. multiplied by 2. and then the result added to 3. where:

                       1. is the Net Amount at Risk at the time of the Second Death;

                       2. is the ratio of the monthly Cost of Insurance applied
                          in the Policy month of death to the monthly Cost of Insurance that should have been applied at the true Age and gender in the Policy month of death; and

                       3. is the Accumulation Value at the time of the Second Death.

                    SUICIDE

                    If the Second Death is by suicide, while sane or insane, within two years from the Date of Issue, Lincoln Life will upon the Second Death pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the Second Death is by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, Lincoln Life will upon the Second Death pay no more than a refund of the monthly charges for the cost of such additional benefit.

                    NONPARTICIPATING POLICIES

                    These are nonparticipating Policies on which no dividends are payable. These Policies do not share in the profits or surplus earnings of Lincoln Life.

                    RIDERS


                    We may offer you Riders to the Policy from time to time. Riders may alter the benefits or charges in your Policy, they may vary be state of issue, and their election may have tax consequences for you. Also, if you elect a particular Rider, it may restrict the term of your Policy, or of other Riders in force. Riders may be available other than those listed here. Consult your financial and tax advisers before adding Riders to, or deleting them from, your Policy.


TAX ISSUES


                    INTRODUCTION. The Federal income tax treatment of the policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your policy, and is not intended as tax advice. This discussion also does not address other Federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. As a result, you should always consult a tax advisor about the application of federal and state tax rules to your individual situation.


                    TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL

                    TAX STATUS OF THE POLICY. Section 7702 of the Code establishes a statutory definition of life insurance for Federal tax purposes. We believe that the policy will meet the statutory definition of life insurance, which places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for Federal income tax purposes.

                    INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                    RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

                    NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your contract value until there is a distribution from your policy.

                    TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable.

                    If the death benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

                    TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your contract value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for Federal income tax purposes.

                    POLICIES WHICH ARE MECS

                    CHARACTERIZATION OF A POLICY AS A MEC. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test" under the tax law or if the policy is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven contract years.

                    TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from the policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

                    PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age
                    59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

                    SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

                    POLICIES WHICH ARE NOT MECS

                    TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

                    CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS. Section 7702 places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

                    TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all contract value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.

                    LAST SURVIVOR CONTRACT

                    Although we believe that the policy, when issued as a last survivor contract, complies with Section 7702 of the Code, the manner in which Section 7702 should be applied to last survivor contracts is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702 regarding this form of contract, there is necessarily some uncertainty whether a last survivor contract will meet the Section 7702 definition of a life insurance contract. As a result, we may need to return a portion of your premium (with earnings) and impose higher cost of insurance charges in the future.

                    Due to the coverage of more than one insured under the policy, there are special considerations in applying the 7-pay test. For example, a reduction in the death benefit at any time, such as may occur upon a partial surrender, may cause the policy to be a MEC. Also and more generally, the manner of applying the 7-pay test is somewhat uncertain in the case of policies covering more than one insured.

                    OTHER CONSIDERATIONS

                    INSURED LIVES PAST AGE 100. If the insured survives beyond the end of the mortality table used to measure charges under the policy, which ends at age 100, we believe the policy will continue to qualify as life insurance for Federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

                    COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the Federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a contract year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the Federal tax definition of life insurance.

                    DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

                    FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

                    CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the contract, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

                    TAX STATUS OF LINCOLN LIFE

                    Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FAIR VALUE OF THE POLICY

                    It is sometimes necessary for tax and other reasons to determine the "fair value" of the Policy. The fair value of the Policy is measured differently for different purposes. It is not necessarily the same as the Accumulation Value or the Net Accumulation Value, although the amount of the Net Accumulation Value will typically be important in valuing the Policy for this purpose. For some but not all purposes, the fair value of the Policy may be the Surrender Value of the Policy. The fair value of the Policy may be impacted by developments other than the performance of the underlying investments. For example, without regard to any other factor, it increases as the Insureds grow older. Moreover, on the death of the first of the Insureds to die, it tends to increase significantly. The Owner should consult with his or her advisors for guidance as to the appropriate methodology for determining the fair value of the Policy for a particular purpose.

DIRECTORS AND OFFICERS OF LINCOLN LIFE

                    The following persons are Directors and Officers of Lincoln Life. Except as indicated below, the address of each is 1300 South Clinton Street, Fort Wayne, Indiana 46802 and each has been employed by Lincoln Life or its affiliates for more than five years.


                                    NAME, ADDRESS AND
                               POSITION(S) WITH REGISTRANT        PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------  ------------------------------------------
                            JON A. BOSCIA                       Chief Executive Officer and Chairman of
                            PRESIDENT AND DIRECTOR              the Board of Directors [3/01 -- present]
                            1500 Market Street                  Lincoln National Corporation; President
                            Suite 3900                          and Director [12/99 -- present] The
                            Philadelphia, PA 19102              Lincoln National Life Insurance Company.
                                                                Formerly: President, Chief Executive
                                                                Officer and Director [1/98 -- 3/01],
                                                                Lincoln National Corporation; President,
                                                                Chief Executive Officer and Director
                                                                [10/96 -- 1/98], The Lincoln National Life
                                                                Insurance Company.

                                    NAME, ADDRESS AND
                               POSITION(S) WITH REGISTRANT        PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------  ------------------------------------------
                            JANET CHRZAN                        Senior Vice President and Chief Financial
                            SENIOR VICE PRESIDENT AND CHIEF     Officer [4/00 -- present], Formerly: Vice
                            FINANCIAL OFFICER                   President and Treasurer [8/95 -- 4/00],
                                                                The Lincoln National Life Insurance
                                                                Company.

                            JOHN H. GOTTA                       Chief Executive Officer of Life Insurance,
                            CHIEF EXECUTIVE OFFICER OF LIFE     Executive Vice President, Assistant
                            INSURANCE, EXECUTIVE VICE           Secretary and Director [12/99 -- present].
                            PRESIDENT, ASSISTANT SECRETARY AND  Formerly: Senior Vice President and
                            DIRECTOR                            Assistant Secretary [4/98 -- 12/99],
                            350 Church Street                   Senior Vice President [2/98 -- 4/98, Vice
                            Hartford, CT 06103                  President and General Manager [1/98 --
                                                                2/98], The Lincoln National Life Insurance
                                                                Company; Senior Vice President [3/96 --
                                                                12/97], Connecticut General Life Insurance
                                                                Company.

                            CHARLES E. HALDEMAN, JR.            Director [7/00 -- present], The Lincoln
                            DIRECTOR                            National Life Insurance Company;
                            One Commerce                        President, Chief Executive Officer and
                            2005 Market Street                  Director [1/00 -- present], Lincoln
                            Philadelphia, PA 19103              National Investment Companies,
                                                                Incorporated; President, Chief Executive
                                                                Officer and Director [1/00 -- present],
                                                                Delaware Management Holdings,
                                                                Incorporated; President and Director
                                                                [7/00 -- present], Lincoln Investment
                                                                Management, Incorporated. Formerly:
                                                                President and Chief Operating Officer
                                                                [2/98 -- 1/00], United Asset Management
                                                                Corporation; Director and Partner 1/85 --
                                                                12/99], Cooke & Bieler, Incorporated.

                            J. MICHAEL HEMP                     President and Director [7/97 -- present],
                            SENIOR VICE PRESIDENT               Lincoln Financial Advisors Incorporated;
                            350 Church Street                   Senior Vice President [formerly Vice
                            Hartford, CT 06103                  President] [10/95 -- present], The
                                                                Lincoln National Life Insurance Company.

                            BARBARA S. KOWALCZYK                Senior Vice President, Corporation
                            DIRECTOR                            Planning [5/94 -- present], Lincoln
                            Centre Square                       National Corporation; Director and Member
                            West Tower                          of the Investment Committee [12/01 --
                            1500 Market Street                  present], The Lincoln National Life
                            Suite 3900                          Insurance Company, Senior Vice President
                            Philadelphia, PA 19102              and Director [present] Lincoln National
                                                                Management Corporation; Director
                                                                [present], Lincoln Life & Annuity Company
                                                                of New York.

                            GARY W. PARKER                      Senior Vice President and Chief Product
                            SENIOR VICE PRESIDENT AND CHIEF     Officer [3/00 -- present], Vice President,
                            PRODUCT OFFICER                     Product Management [7/98 -- 3/00], The
                            350 Church Street                   Lincoln National Life Insurance Company.
                            Hartford, CT 06103                  Formerly: Senior Vice President, Life
                                                                Products [10/97 -- 6/98], Vice President,
                                                                Marketing Services [9/89 -- 10/97], Life
                                                                of Virginia.

                                    NAME, ADDRESS AND
                               POSITION(S) WITH REGISTRANT        PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------  ------------------------------------------
                            SEE YENG QUEK                       Chief Investment Officer and Director
                            CHIEF INVESTMENT OFFICER AND        [5/01 -- present], The Lincoln National
                            DIRECTOR                            Life Insurance Company; Senior Vice
                            One Commerce Square                 President [8/00 -- present], Delaware
                            Philadelphia, PA 19103              Investments. Formerly: Vice President
                                                                [2/93 -- 7/00], Conseco Capital
                                                                Management, Incorporated.

                            LORRY J. STENSRUD                   Chief Executive Officer of Annuities,
                            CHIEF EXECUTIVE OFFICER OF          Executive Vice President and Director
                            ANNUITIES, EXECUTIVE VICE           [6/00 -- present], The Lincoln National
                            PRESIDENT AND DIRECTOR              Life Insurance Company. Formerly:
                                                                President and Chief Executive Officer
                                                                [6/95 -- 6/00], Cova Life Insurance
                                                                (Xerox Life).

                            RICHARD C. VAUGHAN                  Executive Vice President and Chief
                            DIRECTOR                            Financial Officer [1/95 -- present],
                            Centre Square                       Formerly: Senior Vice President and Chief
                            West Tower                          Financial Officer [6/92 -- 1/95], Lincoln
                            1500 Market Street                  National Corporation.
                            Suite 3900
                            Philadelphia, PA 19102


DISTRIBUTION OF POLICIES

                    Lincoln Life intends to offer the Policy in all jurisdictions where it is licensed to do business. Lincoln Life, also the principal underwriter for the Policies, is registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The principal underwriter has responsibility for establishing a selling plan for the Policies. The principal business address of Lincoln Life is 1300 South Clinton Street, Fort Wayne, Indiana 46802.


                    The Policy may be sold by individuals who, in addition to being appointed as life insurance agents for the Company, are also registered representatives with broker-dealers who maintain selling agreements with us. Included among these broker-dealers are Lincoln Financial Advisors Corporation and Lincoln Financial Distributors, both of whom are our affiliates. Registered Representatives may receive commission and service fees up to 60% of first year premium, plus up to 5% of all other premiums paid. In lieu of premium-based commission, we may pay equivalent amounts over time, based on Accumulation Value. Registered Representatives are also eligible for cash bonuses and "non-cash compensation." The latter [as defined in NASD Conduct Rule 2820] includes such things as office space, computers, club credit, prizes, awards, training and education meetings.



                    Additionally, the broker-dealer may receive compensation on the first year premium and all additional premiums and/or reimbursements for portions of Policy sales expenses. In some situations, the broker-dealer may elect to share its commission or expense reimbursement allowance with the Registered Representative. Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices.



                    All compensation is paid from our resources, which include fees and charges imposed under the Policy.

CHANGES OF INVESTMENT POLICY

                    Lincoln Life may materially change the investment policy of the Separate Account. Lincoln Life must inform the Owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which shall disapprove it if deemed detrimental to the interests of the Owners or if it renders Lincoln Life's operations hazardous to the public. If an Owner objects, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by Lincoln Life on the life of the Insureds. The Owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. Lincoln Life will not require evidence of insurability for this conversion.

                    The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the Death Benefit of the Policy converted on the date of such conversion.

STATE REGULATION

                    Lincoln Life is subject to the laws of Indiana governing insurance companies and to regulation by the Indiana Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Lincoln Life for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Lincoln Life's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Lincoln Life's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the Indiana Department of Insurance. Such regulation does not, however, involve any supervision of management or investment practices or policies.

                    A blanket bond with a per event limit of $25 million and an annual policy aggregate limit of $50 million covers all of the officers and employees of the Company.

REPORTS TO OWNERS

                    Lincoln Life maintains Policy records and will mail to each Owner, at the last known address of record, an annual statement showing the amount of the current Death Benefit, the Accumulation Value, and Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in each Sub-Account and any Loan Account Value.

                    Owners will also be sent annual reports containing financial statements for the Separate Account and annual and semi-annual reports of the Funds as required by the 1940 Act.

                    Owners will receive statements of significant transactions such as: changes in Specified Amount or Death Benefit Option; transfers among Sub-Accounts; Premium Payments; loans and repayment of loans; reinstatement; and termination.

ADVERTISING

                    We are also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect our financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the Policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                    We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisement. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

LEGAL PROCEEDINGS


                    Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.



                    Lincoln Life has settled its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The settlement became final in 2001.


                    After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of Lincoln Life.

EXPERTS


                    The financial statements of the Separate Account and the statutory-basis financial statements of Lincoln Life appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802 as set forth in their reports also appearing elsewhere in this Prospectus and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.



                    Actuarial matters included in this Prospectus have been examined by Vaughn W. Robbins, FSA, as stated in the Opinion filed as an Exhibit to the Registration Statement.


                    Legal matters in connection with the Policies described herein are being passed upon by Robert A. Picarello, Esq., as stated in the Opinion filed as an Exhibit to the Registration Statement.

REGISTRATION STATEMENT

                    A Registration Statement has been filed with the Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Separate Account, Lincoln Life, and the Policies offered hereby. Statements contained in this Prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

APPENDIX 1

                    CORRIDOR PERCENTAGES

ATTAINED AGE OF THE YOUNGER
INSURED (NEAREST BIRTHDAY)        CORRIDOR PERCENTAGE
---------------------------       -------------------
           0-40                           250%
            41                            243
            42                            236
            43                            229
            44                            222
            45                            215
            46                            209
            47                            203
            48                            197
            49                            191
            50                            185
            51                            178
            52                            171
            53                            164
            54                            157
            55                            150
            56                            146
            57                            142
            58                            138
            59                            134
            60                            130
            61                            128
            62                            126
            63                            124
            64                            122
            65                            120
            66                            119
            67                            118
            68                            117
            69                            116
            70                            115
            71                            113
            72                            111
            73                            109
            74                            107
           75-90                          105
            91                            104
            92                            103
            93                            102
            94                            101
           95-99                          100

APPENDIX 2

                    ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES, AND DEATH BENEFIT PROCEEDS


                    The illustrations in this Prospectus have been prepared to help show how values under the Policies change with investment performance. The illustrations show how Accumulation Values, Surrender Values and Death Benefit Proceeds under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. Actual returns will fluctuate over time and likely will be both positive and negative. The hypothetical gross investment rate of return may indeed average 0%, 6%, or 12% over a period of years. However, it may fluctuate above and below those averages throughout the years shown. In that case, the actual Accumulation Values, Surrender Values and Death Benefit Proceeds could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the Owner pays more than the stated Premium. The illustrations also assume there are no Policy Loans or Partial Surrenders, no additional Premium Payments are made other than shown, no Accumulation Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or Death Benefit Option, and that the No-Lapse Provision is not selected.



                    The amounts shown for the Accumulation Value, Surrender Value and Death Benefit Proceeds as of each Policy Anniversary reflect the fact that charges are made and expenses applied which lower investment return on the assets held in the Sub-Accounts. Daily charges are made against the assets of the Sub-Accounts for assuming mortality and expense risks. The current mortality and expense risk charges are equivalent to an annual effective rate of 0.80% of the daily net asset value of the Separate Account. The mortality and expense risk charge is guaranteed never to exceed an annual effective rate of 0.90% of the daily net asset value of the Separate Account. In addition, the amounts shown also reflect the deduction of Fund investment advisory fees and other expenses which will vary depending on which funding vehicle is chosen but which are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.83% of the daily net asset value of the Separate Account. This rate reflects an arithmetic average of total Fund portfolio annual expenses for the year ending December 31, 2001.



                    Considering charges for mortality and expense risks and the assumed Fund expenses, gross annual rates of 0%, 6% and 12% correspond to net investment experience at annual rates of -1.62%, 4.34% and 10.29% on a current basis, -1.71%, 4.23%
                    and 10.18% on a guaranteed basis.


                    The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection. Current values reflect current Cost of Insurance charges and guaranteed values reflect the maximum Cost of Insurance charges guaranteed in the Policy. The values shown are for Policies which are issued as preferred and standard. Policies issued on a substandard basis would result in lower Accumulation Values and Death Benefit Proceeds than those illustrated.

                    The illustrations also reflect the fact that the Company deducts a premium load of 8.0% from each Premium Payment.

                    The Surrender Values shown in the illustrations reflect the fact that the Company will deduct a Surrender Charge from the Policy's Accumulation Value for any Policy surrendered in full during the first fifteen Policy Years. Surrender Charges reflect, in part, age and Specified Amount, and are shown in the illustrations.

                    In addition, the illustrations reflect the fact that the Company deducts a monthly administrative charge at the beginning of each Policy Month. This monthly administrative expense charge is a flat dollar charge of $12.50 per month in the first year. Current values reflect a current flat dollar monthly administrative expense charge of $5 (and guaranteed values, $10) in subsequent Policy Years. The charge also includes $0.09 per $1,000 of Specified Amount during the first twenty Policy Years.

                    Upon request, the Company will furnish a comparable illustration based on the proposed insureds' ages, gender classification, smoking classification, risk classification and premium payment requested.

                                  MALE AGE 55/FEMALE AGE 55 NONSMOKER
                                  STANDARD -- $13,733 ANNUAL PREMIUM
                                  FACE AMOUNT $1,000,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS


                        PREMIUMS
                        ACCUMULATED                                                                           SURRENDER VALUE
  END OF                   AT              DEATH BENEFIT PROCEEDS            TOTAL ACCUMULATION VALUE        ANNUAL INVESTMENT
  POLICY                5% INTEREST      ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF          RETURN OF
   YEAR                 PER YEAR      GROSS 0%    GROSS 6%    GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%
         --               -------     ---------   ---------   ---------   -------    -------    ---------   -------    -------

          1                14,420     1,000,000   1,000,000   1,000,000    11,135     11,815      12,495          0          0
          2                29,560     1,000,000   1,000,000   1,000,000    21,946     23,993      26,121      8,680     10,726
          3                45,458     1,000,000   1,000,000   1,000,000    32,379     36,488      40,931     19,626     23,735
          4                62,150     1,000,000   1,000,000   1,000,000    42,413     49,287      57,019     30,207     37,081
          5                79,678     1,000,000   1,000,000   1,000,000    52,020     62,370      74,485     40,293     50,643

          6                98,081     1,000,000   1,000,000   1,000,000    61,169     75,711      93,433     50,057     64,599
          7               117,405     1,000,000   1,000,000   1,000,000    69,813     89,270     113,970     59,935     79,393
          8               137,695     1,000,000   1,000,000   1,000,000    77,890    102,991     136,201     69,248     94,348
          9               158,999     1,000,000   1,000,000   1,000,000    85,318    116,795     160,226     77,910    109,387
         10               181,369     1,000,000   1,000,000   1,000,000    92,002    130,590     186,153     85,828    124,417

         11               204,857     1,000,000   1,000,000   1,000,000    97,839    144,276     214,109     92,900    139,337
         12               229,519     1,000,000   1,000,000   1,000,000   102,725    157,750     244,245     99,021    154,046
         13               255,415     1,000,000   1,000,000   1,000,000   106,554    170,908     276,747    104,085    168,438
         14               282,605     1,000,000   1,000,000   1,000,000   109,223    183,645     311,847    107,988    182,411
         15               311,155     1,000,000   1,000,000   1,000,000   110,589    195,825     349,797    110,589    195,825

         20               476,799     1,000,000   1,000,000   1,000,000    87,674    238,755     593,302     87,674    238,755
         25               688,208             0   1,000,000   1,049,080         0    211,275     999,123          0    211,275
         30               958,025             0           0   1,761,144         0          0    1,677,280         0          0



  END OF
  POLICY                           SURRENDER
   YEAR                GROSS 12%   CHARGE
         --            ---------    ------
          1                   0     13,676
          2              12,854     13,266
          3              28,178     12,753
          4              44,813     12,206
          5              62,757     11,728
          6              82,321     11,112
          7             104,092      9,877
          8             127,558      8,643
          9             152,818      7,408
         10             179,980      6,173
         11             209,170      4,939
         12             240,541      3,704
         13             274,278      2,469
         14             310,612      1,235
         15             349,797          0
         20             593,302          0
         25             999,123          0
         30            1,677,280         0


All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates assumed. Guaranteed mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the Stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of guaranteed mortality and expense risk charges and
                                  (2) assumed Fund total expenses of 0.83% per year.

                                  MALE AGE 55/FEMALE AGE 55 NONSMOKER
                                  STANDARD -- $13,733 ANNUAL PREMIUM
                                  FACE AMOUNT $1,000,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS


                        PREMIUMS
                        ACCUMULATED                                                                           SURRENDER VALUE
  END OF                   AT              DEATH BENEFIT PROCEEDS            TOTAL ACCUMULATION VALUE        ANNUAL INVESTMENT
  POLICY                5% INTEREST      ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF          RETURN OF
   YEAR                 PER YEAR      GROSS 0%    GROSS 6%    GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%
         --               -------     ---------   ---------   ---------   -------    -------    ---------   -------    -------

          1                14,420     1,000,000   1,000,000   1,000,000    11,208     11,891      12,573          0          0
          2                29,560     1,000,000   1,000,000   1,000,000    22,301     24,365      26,511      9,035     11,099
          3                45,458     1,000,000   1,000,000   1,000,000    33,188     37,353      41,854     20,435     24,600
          4                62,150     1,000,000   1,000,000   1,000,000    43,869     50,874      58,745     31,663     38,668
          5                79,678     1,000,000   1,000,000   1,000,000    54,344     64,946      77,339     42,616     53,219

          6                98,081     1,000,000   1,000,000   1,000,000    64,611     79,591      97,808     53,499     68,479
          7               117,405     1,000,000   1,000,000   1,000,000    74,669     94,828     120,341     64,792     84,950
          8               137,695     1,000,000   1,000,000   1,000,000    84,517    110,679     145,148     75,875    102,036
          9               158,999     1,000,000   1,000,000   1,000,000    94,153    127,166     172,460     86,745    119,758
         10               181,369     1,000,000   1,000,000   1,000,000   103,573    144,311     202,531     97,399    138,137

         11               204,857     1,000,000   1,000,000   1,000,000   112,774    162,138     235,645    107,836    157,199
         12               229,519     1,000,000   1,000,000   1,000,000   121,680    180,600     272,047    117,976    176,896
         13               255,415     1,000,000   1,000,000   1,000,000   130,255    199,693     312,056    127,786    197,223
         14               282,605     1,000,000   1,000,000   1,000,000   138,431    219,377     355,999    137,196    218,142
         15               311,155     1,000,000   1,000,000   1,000,000   146,174    239,653     404,285    146,174    239,653

         20               476,799     1,000,000   1,000,000   1,000,000   174,751    347,810     727,950    174,751    347,810
         25               688,208     1,000,000   1,000,000   1,330,051   179,634    468,125    1,266,715   179,634    468,125
         30               958,025     1,000,000   1,000,000   2,246,151   120,253    584,614    2,139,192   120,253    584,614



  END OF
  POLICY                           SURRENDER
   YEAR                GROSS 12%   CHARGE
         --            ---------    ------
          1                   0     13,676
          2              13,245     13,266
          3              29,101     12,753
          4              46,539     12,206
          5              65,611     11,728
          6              86,696     11,112
          7             110,464      9,877
          8             136,505      8,643
          9             165,052      7,408
         10             196,358      6,173
         11             230,706      4,939
         12             268,343      3,704
         13             309,586      2,469
         14             354,765      1,235
         15             404,285          0
         20             727,950          0
         25            1,266,715         0
         30            2,139,192         0


All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the Stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of current mortality and expense risk charges and (2) assumed Fund total expenses of 0.83% per year.

                                  MALE AGE 65/FEMALE AGE 65 NONSMOKER
                                  STANDARD -- $21,655 ANNUAL PREMIUM
                                  FACE AMOUNT $1,000,000
                                  DEATH BENEFIT OPTION 1
                                  GUARANTEED BASIS


                         PREMIUMS
                        ACCUMULATED                                                                               SURRENDER VALUE
                            AT               DEATH BENEFIT PROCEEDS              TOTAL ACCUMULATION VALUE        ANNUAL INVESTMENT
  END OF                5% INTEREST       ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF           RETURN OF
POLICY YEAR              PER YEAR      GROSS 0%     GROSS 6%    GROSS 12%    GROSS 0%   GROSS 6%   GROSS 12%    GROSS 0%   GROSS 6%
         --             ----------    ----------   ----------   ----------   -------    --------   ----------   -------    --------

          1                 22,738     1,000,000    1,000,000    1,000,000    18,011     19,116        20,220         0          0
          2                 46,612     1,000,000    1,000,000    1,000,000    34,937     38,241        41,677    10,877     14,181
          3                 71,681     1,000,000    1,000,000    1,000,000    50,629     57,209        64,331    27,638     34,218
          4                 98,003     1,000,000    1,000,000    1,000,000    64,972     75,885        88,185    43,020     53,933
          5                125,640     1,000,000    1,000,000    1,000,000    77,838     94,117       113,238    56,955     73,234

          6                154,660     1,000,000    1,000,000    1,000,000    89,057    111,709       139,465    69,211     91,864
          7                185,131     1,000,000    1,000,000    1,000,000    98,395    128,402       166,801    80,755    110,761
          8                217,125     1,000,000    1,000,000    1,000,000   105,532    143,844       195,119    90,096    128,409
          9                250,719     1,000,000    1,000,000    1,000,000   110,044    157,583       224,232    96,813    144,352
         10                285,993     1,000,000    1,000,000    1,000,000   111,434    169,087       253,928   100,409    158,062

         11                323,030     1,000,000    1,000,000    1,000,000   109,153    177,770       284,015   100,333    168,950
         12                361,920     1,000,000    1,000,000    1,000,000   102,599    182,987       314,338    95,984    176,372
         13                402,753     1,000,000    1,000,000    1,000,000    91,119    184,034       344,806    86,709    179,624
         14                445,629     1,000,000    1,000,000    1,000,000    73,970    180,105       375,392    71,765    177,899
         15                490,648     1,000,000    1,000,000    1,000,000    50,182    170,156       406,066    50,182    170,156

         20                751,845             0            0    1,000,000         0          0       557,056         0          0
         25              1,085,207             0            0    1,000,000         0          0       726,595         0          0
         30              1,510,670             0            0    1,148,439         0          0     1,137,068         0          0



  END OF                            SURRENDER
POLICY YEAR            GROSS 12%    CHARGE
         --            ----------    ------
          1                     0    25,098
          2                17,617    24,060
          3                41,340    22,991
          4                66,232    21,953
          5                92,354    20,883
          6               119,620    19,845
          7               149,161    17,640
          8               179,684    15,435
          9               211,001    13,230
         10               242,903    11,025
         11               275,195     8,820
         12               307,723     6,615
         13               340,396     4,410
         14               373,187     2,205
         15               406,066         0
         20               557,056         0
         25               726,595         0
         30             1,137,068         0


All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates assumed. Guaranteed mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the Stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of guaranteed mortality and expense risk charges and
                                  (2) assumed Fund total expenses of 0.83% per year.

                                  MALE AGE 65/FEMALE AGE 65 NONSMOKER
                                  STANDARD -- $21,655 ANNUAL PREMIUM
                                  FACE AMOUNT $1,000,000
                                  DEATH BENEFIT OPTION 1
                                  CURRENT BASIS


                         PREMIUMS
                        ACCUMULATED                                                                               SURRENDER VALUE
                            AT               DEATH BENEFIT PROCEEDS              TOTAL ACCUMULATION VALUE        ANNUAL INVESTMENT
  END OF                5% INTEREST       ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF           RETURN OF
POLICY YEAR              PER YEAR      GROSS 0%     GROSS 6%    GROSS 12%    GROSS 0%   GROSS 6%   GROSS 12%    GROSS 0%   GROSS 6%
         --             ----------    ----------   ----------   ----------   -------    --------   ----------   -------    --------

          1                 22,738     1,000,000    1,000,000    1,000,000    18,318     19,432        20,547         0          0
          2                 46,612     1,000,000    1,000,000    1,000,000    36,276     39,643        43,142    12,216     15,583
          3                 71,681     1,000,000    1,000,000    1,000,000    53,804     60,585        67,914    30,813     37,595
          4                 98,003     1,000,000    1,000,000    1,000,000    70,884     82,270        95,068    48,932     60,317
          5                125,640     1,000,000    1,000,000    1,000,000    87,510    104,717       124,840    66,627     83,834

          6                154,660     1,000,000    1,000,000    1,000,000   103,672    127,945       157,490    83,826    108,100
          7                185,131     1,000,000    1,000,000    1,000,000   119,360    151,977       193,310   101,719    134,337
          8                217,125     1,000,000    1,000,000    1,000,000   134,563    176,835       232,625   119,128    161,400
          9                250,719     1,000,000    1,000,000    1,000,000   149,271    202,546       275,800   136,040    189,315
         10                285,993     1,000,000    1,000,000    1,000,000   163,469    229,135       323,243   152,444    218,110

         11                323,030     1,000,000    1,000,000    1,000,000   177,143    256,633       375,415   168,323    247,813
         12                361,920     1,000,000    1,000,000    1,000,000   189,818    284,649       432,475   183,202    278,034
         13                402,753     1,000,000    1,000,000    1,000,000   201,370    313,122       494,958   196,960    308,712
         14                445,629     1,000,000    1,000,000    1,000,000   211,438    341,794       563,357   209,233    339,589
         15                490,648     1,000,000    1,000,000    1,000,000   219,572    370,355       638,308   219,572    370,355

         20                751,845     1,000,000    1,000,000    1,208,609   214,650    502,780     1,151,056   214,650    502,780
         25              1,085,207     1,000,000    1,000,000    2,091,518   113,446    630,078     1,991,922   113,446    630,078
         30              1,510,670             0    1,000,000    3,385,075         0    760,638     3,351,559         0    760,638



  END OF                            SURRENDER
POLICY YEAR            GROSS 12%    CHARGE
         --            ----------    ------
          1                     0    25,098
          2                19,082    24,060
          3                44,924    22,991
          4                73,116    21,953
          5               103,957    20,883
          6               137,644    19,845
          7               175,669    17,640
          8               217,189    15,435
          9               262,569    13,230
         10               312,218    11,025
         11               366,595     8,820
         12               425,860     6,615
         13               490,547     4,410
         14               561,152     2,205
         15               638,308         0
         20             1,151,056         0
         25             1,991,922         0
         30             3,351,559         0


All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the Stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of current mortality and expense risk charges and (2) assumed Fund total expenses of 0.83% per year.

                                  PROSPECTUS 2

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

HOME OFFICE LOCATION:
1300 SOUTH CLINTON STREET
P.O. BOX 1110
FORT WAYNE, INDIANA 46802
(800) 454-6265


ADMINISTRATIVE OFFICE:
PERSONAL SERVICE CENTER MVL1
350 CHURCH STREET
HARTFORD, CT 06103-1106
(800) 444-2363


--------------------------------------------------------------------------------

               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
              BENEFITS PAYABLE ON DEATH OF SECOND OF TWO INSUREDS
--------------------------------------------------------------------------------

    This Prospectus describes LSVUL, a flexible premium variable life insurance contract (the "Policy"), offered by The Lincoln National Life Insurance Company ("Lincoln Life", "Company", "we", "us", "our"). The Policy provides death benefits when the second of the two named Insureds dies (a "Second Death Policy").

    The Policy features include:

                        - flexible premium payments;

                        - a choice of one of two death benefit options; and

                        - a choice of underlying investment options.


    It may not be advantageous to replace existing life insurance or an annuity contract or supplement an existing flexible premium variable life insurance contract with the Policy. This Prospectus and the Prospectuses of the Funds, furnished with this Prospectus, should be read carefully to understand the Policy being offered.



    You may allocate net premiums to the Sub-Accounts of our Flexible Premium Variable Life Account R ("Separate Account"). Each Sub-Account invests in Funds offered through the following:



                        - AIM VARIABLE INSURANCE FUNDS



                        - ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.



                        - AMERICAN FUNDS INSURANCE SERIES



                        - BARON CAPITAL FUNDS TRUST



                        - DELAWARE VIP TRUST (FORMERLY DELAWARE GROUP PREMIUM
                          FUND)



                        - FIDELITY VARIABLE INSURANCE PRODUCTS



                        - FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST



                        - JANUS ASPEN SERIES



                        - LINCOLN NATIONAL FUNDS



                        - MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST



                        - NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST



                        - PUTNAM VARIABLE TRUST



                        - SCUDDER VIT FUNDS (FORMERLY DEUTSCHE ASSET MANAGEMENT
                          VIT FUNDS TRUST)



Refer to the "Funds" section in this Prospectus for detail on the particular Funds offered in each Sub-Account.


TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT MUTUAL FUNDS' PROSPECTUSES WITH IT. KEEP ALL FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

THIS POLICY MAY NOT BE AVAILABLE IN ALL STATES, AND THIS PROSPECTUS ONLY OFFERS THE POLICY FOR SALE IN JURISDICTIONS WHERE SUCH OFFER AND SALE ARE LAWFUL.


                         PROSPECTUS DATED: MAY 1, 2002

                               TABLE OF CONTENTS


CONTENTS                                  PAGE
--------                                --------
HIGHLIGHTS............................      3
  Initial Choices To Be Made..........      3
  Level or Varying Death Benefit......      4
  Amount of Premium Payment...........      4
  Selection of Funding Vehicles.......      5
  Insurance Charges and Fees..........      5
  Changes in Specified Amount.........      6
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
 THE GENERAL ACCOUNT..................      6
BUYING VARIABLE LIFE INSURANCE........      8
  Replacements........................      9
APPLICATION...........................      9
OWNERSHIP.............................     10
BENEFICIARY...........................     10
INSUREDS..............................     10
THE POLICY............................     11
  Policy Specifications...............     11
PREMIUM FEATURES......................     11
  Planned Premiums; Additional
   Premiums...........................     11
    Limits on Right to Make Payments
     of Additional and Planned
     Premiums.........................     12
    Premium Load; Net Premium
     Payment..........................     12
RIGHT-TO-EXAMINE PERIOD...............     12
TRANSFERS AND ALLOCATION AMONG
 ACCOUNTS.............................     13
  Allocation of Net Premium
   Payments...........................     13
  Transfers...........................     13
  Limits on Frequent Transfers........     13
  Optional Sub-Account Allocation
   Programs...........................     14
    Dollar Cost Averaging.............     14
    Automatic Rebalancing.............     14
POLICY VALUES.........................     15
  Valuation - Fixed Account and
   Separate Account...................     15
  Allocation of Premium Payments to
   Separate Account...................     15
  Fixed Account and Loan Account
   Value..............................     16
  Accumulation Value..................     16
  Net Accumulation Value..............     16
FUNDS.................................     17
  Substitution of Securities..........     22
  Voting Rights.......................     22
  Fund Participation Agreements.......     23
CHARGES AND FEES......................     23
  Premium Charge......................     23
  Deductions Made Monthly.............     23
    Monthly Deduction.................     23
    Cost of Insurance Charge..........     24
    Mortality and Expense Risk Charge
     and Fund Expenses................     24
  Fund Expenses.......................     24
  Surrender Charges...................     29
  Transaction Fee for Excess
   Transfers..........................     29
DEATH BENEFITS........................     30
  Death Benefit Options...............     30
  Changes in Death Benefit Options and
   Specified Amount...................     31



CONTENTS                                  PAGE
--------                                --------
  Federal Income Tax Definition of
   Life Insurance.....................     31
NOTICE OF DEATH OF INSUREDS...........     31
PAYMENT OF DEATH BENEFIT PROCEEDS.....     32
  Settlement Options..................     32
POLICY LIQUIDITY......................     33
  Policy Loans........................     33
  Partial Surrender...................     34
  Surrender of the Policy.............     34
    Surrender Value...................     34
  Deferral of Payment and Transfers...     35
ASSIGNMENT; CHANGE OF OWNERSHIP.......     35
LAPSE AND REINSTATEMENT...............     35
  Lapse of a Policy...................     35
    No Lapse Provision................     36
  Reinstatement of a Lapsed Policy....     36
COMMUNICATIONS WITH LINCOLN LIFE......     37
  Proper Written Form.................     37
  Receipt of Written Communications...     37
  Telephone and Other Electronic
   Communications.....................     37
OTHER POLICY PROVISIONS...............     38
  Issuance............................     38
  Date of Coverage....................     38
  Right to Exchange the Policy........     38
  Incontestability....................     39
  Misstatement of Age or Gender.......     39
  Suicide.............................     39
  Nonparticipating Policies...........     39
  Riders..............................     39
TAX ISSUES............................     39
  Taxation of Life Insurance Contracts
   in General.........................     40
  Policies which are MECS.............     41
  Policies which are not MECS.........     42
    Last Survivor Contract............     42
  Tax Status of Lincoln Life..........     43
FAIR VALUE OF THE POLICY..............     43
DIRECTORS AND OFFICERS OF LINCOLN
 LIFE.................................     44
DISTRIBUTION OF POLICIES..............     45
CHANGES OF INVESTMENT POLICY..........     46
STATE REGULATION......................     46
REPORTS TO OWNERS.....................     46
ADVERTISING...........................     47
LEGAL PROCEEDINGS.....................     47
EXPERTS...............................     47
REGISTRATION STATEMENT................     47
APPENDIX 1............................     48
  CORRIDOR PERCENTAGES................     48
APPENDIX 2............................     49
  ILLUSTRATION OF ACCUMULATION VALUES,
   SURRENDER VALUES, AND DEATH BENEFIT
   PROCEEDS...........................     49
FINANCIAL STATEMENTS..................
  Separate Account 12/31/01...........    R-1
  Lincoln Life 12/31/01...............    S-1

HIGHLIGHTS

                    This section is an overview of key Policy features. (Regulations in your state may vary the provisions of your own Policy.) Your Policy is a flexible premium variable life insurance policy. Your Policy insures two Insureds. If one of the Insureds dies, the Policy pays no death benefit. Your Policy will pay the death benefit only when the second Insured dies. A "second-to-die" policy might be suitable when both of the Insureds have income of their own and only want to provide financial support for their dependents if both of them should die, or to provide liquidity to heirs when the Second Insured dies. If replacement income or immediate cash liquidity is needed upon the death of one Insured, this type of policy may not be suitable.

                    The Policy's value may change on a:

                    1) fixed basis;
                    2) variable basis; or a
                    3) combination of both fixed and variable bases.


                    Review your personal financial objectives and discuss them with a qualified financial counselor before you buy a "second-to-die" variable life insurance policy. As a death benefit is only paid upon the second Insured's death, this Policy may, or may not, be appropriate for your individual financial goals. If you are already entitled to favorable financial tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. The value of the Policy and, under one option, the death benefit amount, depends on the investment results of the funding options you select. Review this Prospectus and the Fund Prospectus to achieve a clear understanding of any fund you are considering.


                    The state in which your policy is issued will govern whether or not certain features, charges and fees will be allowed in your Policy. You should refer to your Policy contract for these state specific provisions.

                    At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986 (the "Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from such tax treatment. Lincoln Life reserves the right to return your premium payments if they result in your Policy failing to meet Code requirements.

                    We offer other variable life insurance policies and variable annuity contracts with different features, benefits and charges. These policies also provide values that vary in accordance with the investment experience of a separate account of Lincoln Life.

                    INITIAL CHOICES TO BE MADE

                    The Policy Owner (the "Owner" or "you") is the person named in the "Policy Specifications" who has all of the Policy ownership rights. You, as the Owner, have three important choices to make when the Policy is first purchased. You need to choose:

                    1) one of the two Death Benefit Options;
                    2) the amount of premium you want to pay; and
                    3) the amount of your Net Premium Payment to be placed in
                       each of the funding options you select. The Net Premium Payment is the balance of your Premium Payment that remains after certain charges are deducted from it.

                    LEVEL OR VARYING DEATH BENEFIT

                    The Death Benefit is the amount Lincoln pays to the Beneficiary(ies) when the second Insured dies. Before we pay the Beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the Death Benefit. We calculate the Death Benefit payable as of the date of the second Insured's death.

                    When you purchase your Policy, you must choose one of two Death Benefit Options:

                    1) a level death benefit; or
                    2) a varying death benefit.

                    If you choose the level Death Benefit Option, the Death Benefit will be the greater of:

                    1) the "Specified Amount" (as explained in the Death Benefits Section), is the amount of the death benefit in effect for the Policy when the second Insured died (The Specified Amount may be found on the Policy's Specification
                    Page); or
                    2) the "Corridor Death Benefit", which is the death benefit calculated as a percentage of the Accumulation Value. The Net Accumulation Value (as explained in the Policy Values Section), is the total of the balances in the Fixed Account and the Separate Account minus any outstanding Loan Account amounts.

                    If you choose the varying Death Benefit Option, the Death Benefit will be the greater of:

                    1) the Specified Amount plus the Net Accumulation Value when the second Insured died; or
                    2) the Corridor Death Benefit.


                    See "Death Benefits," page 30, for more details.


                    AMOUNT OF PREMIUM PAYMENT

                    When you apply for your Policy, you must decide how much premium to pay. Premium payments may be changed within certain limits. (See "Premium Features," page 11.)


                    You may use the value of the Policy to pay the premiums due and continue the Policy in force if sufficient values are available for premium payments. Be careful; if the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more premium payments. Charges against Policy values for the cost of insurance (See "Charges and Fees," page 23.) increase as the Insureds get older.



                    If your Policy lapses because your Monthly Premium Deduction is larger than the Net Accumulation Value, you may reinstate your Policy. ("See Lapse and Reinstatement," page 35.)


                    When you first receive your Policy you will have 10 days to look it over, unless state law requires a greater time. This is called the "Right-to-Examine" time period. Use this time to review your Policy and make sure that it meets your needs. During this time period, your Initial Premium Payment will be deposited in the Money Market Sub-Account. If you then decide you do not want your Policy, we will return all Premium Payments to you with no interest paid. (See "Right-to-Examine Period," page 12.)

                    SELECTION OF FUNDING VEHICLES

                    VARIABLE ACCOUNT

                    This Prospectus focuses on the Separate Account investment information that makes up the "variable" part of the Policy. If you put money into the variable funds, you take all the investment risk on that money. This means that if the mutual funds(s) you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If they lose value, so does your Policy. Each fund has its own investment objective. You should review each fund's Prospectus before making your decision.


                    You must choose the Fund(s) in which you want to place each Net Premium Payment. These "Sub-Accounts" make up the Separate Account. Each Sub-Account invests in shares of a certain Fund. A Sub-Account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance. (See "Funds," beginning on page 17.)


                    FIXED ACCOUNT

                    You may also use Lincoln Life's Fixed Account to fund your Policy. Net Premium Payments made into the Fixed Account:

                     - become part of Lincoln Life's General Account;
                     - do not share the investment experience of the Separate
                       Account; and
                     - have a guaranteed minimum interest rate of 4% per year.

                    Interest beyond 4% is credited at Lincoln Life's discretion. For additional information, see the "General Account," page 6.


                    INSURANCE CHARGES AND FEES


                    Lincoln Life may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.


                    We deduct a premium load of 8% from each Premium Payment. We make monthly deductions for administrative expenses (currently, $12.50 per month for the first Policy Year and $5 per month afterwards), the Cost of Insurance and any riders that are placed on your Policy. For Policy Years 1-20, a monthly charge of $0.09 per $1,000 of Specified Amount is deducted. If the No-Lapse Provision is selected, there will be an additional monthly charge of $0.01 per $1,000 of Specified Amount. (Note: the No-Lapse provision is not available in IL, MA, MD, NJ and TX.) (See "Charges and Fees," page 23.)



                    Daily deductions are subtracted from the Separate Account for mortality and expense risk. Currently, this charge is at an annual rate of .80%. (See "Charges and Fees," page 24.)



                    Each Fund has its own management fee charge, also deducted daily. Each Fund's expense levels will affect its investment results. The table under "Charges and Fees," page 25, shows you the current expense levels for each Fund.



                    Each Policy Year you will be allowed to make 12 transfers between funding options. Beyond 12 transfers, a $25 fee may apply. (See "Transfers," page 13.)



                    You may surrender the Policy in full or withdraw part of its value. A Surrender Charge is applied if the Policy is surrendered totally and is the amount retained by us if the Policy is surrendered. Each time you request a partial surrender of your Policy, we charge you

                    2% of the amount withdrawn not to exceed $25. If you totally surrender your Policy within the first 15 years, a surrender charge will be deducted in computing what will be paid you. If you surrender your Policy within the first 15 years after an increase in the Specified Amount, a surrender charge will also be imposed, in addition to any existing surrender charge. (See "Surrender Charges," page 29.) The maximum surrender charge payable is $37.48 per $1,000 of Specified Amount.



                    You may borrow within described limits against the Policy. If you borrow against your Policy, interest will be charged to the Loan Account. Currently, the annual interest rate is 8%. For the first ten Policy Years interest will be credited to the Loan Account Value at the annual rate of interest charged for a loan minus 1%. For Policy Years eleven and beyond, interest will be credited at an annual rate equal to the current interest charged. (See "Policy Liquidity," page 33.) Depending on the amount of premium you pay, there may be little, or no, cash value in your Policy to borrow or surrender in the early years.


                    CHANGES IN SPECIFIED AMOUNT

                    The Initial Specified Amount is the amount originally chosen by the Policy Owner and is equal to the Death Benefit.


                    Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the Specified Amount. The minimum specified amount is currently $250,000. Such changes will affect other aspects of your Policy. (See "Death Benefits," page 30.)



                    If your needs should call for you to increase or decrease your Specified Amount at any time, discuss with your financial adviser the appropriateness of this action and of buying the additional coverage in another type of insurance.



LINCOLN LIFE, THE SEPARATE ACCOUNT AND
THE GENERAL ACCOUNT



                    The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.



                    On December 7, 2001, LNC sold its life reinsurance business to Swiss Re Life & Health America, Inc. (Swiss Re). This sale included the indemnity reinsurance by Swiss Re of a block of reinsurance business written on Lincoln Life paper. The transaction also included the sale by Lincoln Life to Swiss Re of four wholly-owned subsidiaries: Lincoln National Reassurance Company and Lincoln National Health and Casualty Insurance Company, Indiana insurance companies; Special Pooled Risk Administrators, Inc., a New Jersey company; and Lincoln Re S.A., an Argentinean corporation. (See Note 9 of the statutory-basis financial statements of Lincoln Life for additional information regarding the sale.)



                    Lincoln Financial Group is the market name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of nearly $100 billion and annual consolidated revenues of over $6.4 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, mutual funds, institutional investment management and financial planning and advisory services.


                    Lincoln Life Flexible Premium Variable Life Account R ("Account R") is a "separate account" of the company established on December 2, 1997. Under Indiana law, the assets of Account R attributable to the Policies, though our property, are not chargeable with liabilities of any other business of Lincoln Life and are available first to satisfy our obligations under the Policies. Account R income, gains, and losses are credited to or charged against Account R without regard to our other income, gains, or losses. Its values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission ("Commission") as a "unit investment trust" under the 1940 Act and meets the 1940 Act's definition of "separate account". Such registration does not involve supervision by the Commission of Account R's or our management, investment practices, or policies. We have numerous other registered separate accounts which fund our variable life insurance policies and variable annuity contracts.

                    Account R is divided into Sub-Accounts, each of which is invested solely in the shares of one of the Funds available as funding vehicles under the Policies. On each Valuation Day (any day on which the New York Stock Exchange is open), Net Premium Payments allocated to Account R will be invested in Fund shares at net asset value, and monies necessary to pay for deductions, charges, transfers and surrenders from Account R are raised by selling Fund shares at net asset value.

                    The Funds are listed with their investment objectives, which they may or may not achieve (See "Funds"). More Fund information is in the Funds' prospectuses, which must accompany or precede this prospectus and should be read carefully. Some Funds have investment objectives and policies similar to those of other funds managed by the same investment adviser. Their investment results may be higher or lower than those of the other funds, and there can be no assurance, and no representation is made, that a Fund's investment results will be comparable to the investment results of any other fund.

                    We reserve the right to add, withdraw or substitute Funds, subject to the conditions of the Policy and in compliance with regulatory requirements if, in our sole discretion, legal, regulatory, marketing, tax or investment considerations so warrant. In addition, a particular Fund may no longer be available for investment by the Sub-Accounts. No substitution will take place without prior approval of the Commission, to the extent required by law.

                    Shares of the Funds may be used by us and other insurance companies to fund both variable annuity contracts and variable life insurance policies. While this is not perceived as problematic, the Funds' governing bodies (Boards of Directors/Trustees) have agreed to monitor events to identify any material irreconcilable conflicts which might arise and to decide what responsive action might be appropriate. If a Sub-Account were to withdraw its investment in a Fund because of a conflict, a Fund might have to sell portfolio securities at unfavorable prices.

                    A Policy may also be funded in whole or in part through the "Fixed Account", part of Lincoln Life's General Account supporting its insurance and annuity obligations. We will credit interest on amounts held in the Fixed Account as we determine from time to time, but not less than 4% per year. Interest, once credited, and Fixed Account principal are guaranteed. Interests in the Fixed Account have not been registered under the 1933 Act in reliance on exemptive provisions. The Commission has not reviewed Fixed Account disclosures, but they are subject to securities law provisions relating to accuracy and completeness.


                    We have assigned full-time staff devoted to the development of Business Continuity Plans in conjunction with a national vendor. In addition, we have a site available in which to recover our critical business functions in the event of a disaster. We will conduct tests of our capabilities and plans.

                    In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a Policyholder's account. This means we could refuse to honor requests for transfer, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the Policyholder, and held in that account until instructions are received from the appropriate Regulator.


BUYING VARIABLE LIFE INSURANCE

                    The Policies this Prospectus offers are variable life insurance policies which provide death benefit protection. Investors not needing death benefit protection should consider other forms of investment, as there are extra costs and expenses of providing the insurance feature. Further, life insurance purchasers who are risk-averse or want more predictable premium levels and benefits may be more comfortable buying more traditional, non-variable life insurance. However, variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection and willing to assume investment risk and to monitor investment choices they have made.

                    Flexibility starts with the ability to make differing levels of premium payments. A young family just starting out may only be able to pay modest premiums initially but hope to increase premium payments over time. At first, this family would be paying primarily for the insurance feature (perhaps at ages where the insurance cost is relatively low) and later use a Policy more as a savings vehicle. A customer at peak earning capacity may wish to pay substantial premiums for a limited number of years prior to retirement, after which Policy values may suffice, based on future expected return results, though not guaranteed, to keep the Policy inforce for the expected lifetime and to provide, through loans, supplemental retirement income. A customer may be able to pay a large single premium, using the Policy primarily as a savings and investment vehicle for potential tax advantages.

                    Sufficient premiums must always be paid to keep a policy inforce, and there is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated. The No Lapse Provision, if elected, may help to assure a death benefit even if investment results are unfavorable.

                    Flexibility also results from being able to select, monitor and change investment choices within a Policy. With the wide variety of fund options available, it is possible to finetune an investment mix and change it to meet changing personal objectives or investment conditions. Policy owners should be prepared to monitor their investment choices on an ongoing basis.

                    Variable life insurance has significant tax advantages under current tax law. A transfer of values from one fund to another within the Policy generates no taxable gain or loss. And any investment income and realized capital gains within a fund are automatically reinvested without being taxed to the Policy owners. Policy values therefore accumulate on a tax-deferred basis. These situations would normally result in immediate tax liabilities in the case of direct investment in mutual funds.

                    While these tax deferral features also apply to variable annuities, liquidity (the ability of Policy owners to access Policy values) is normally more easily achieved with variable life insurance. Unless a policy has become a "modified endowment contract" (See "Tax Issues") an Owner can borrow Policy values tax-free, without surrender charges and at very low net interest cost. Policy loans can be a source of retirement income. Variable annuity withdrawals are generally taxable to the extent of accumulated income, may be subject to surrender charges, and will result in penalty tax if made before age 59 1/2.

8
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                    Depending on the death benefit option chosen, accumulated
                    Policy values may also be part of the eventual death benefit payable. If a Policy is heavily funded and investment performance is very favorable, the death benefit may increase even further because of tax law requirements that the death benefit be a certain multiple of Policy value, depending on the Insureds' ages. (See "Death Benefit") The death benefit is income-tax free and may, with proper estate planning, be estate-tax free. A tax advisor should be consulted.

                    Certain costs and expenses of variable life insurance ownership which are directly related to Policy values (i.e. asset based costs) are not unlike those incurred through investment in mutual funds or variable annuities. A significant additional cost of variable life insurance is the "cost of insurance" charge which is imposed on the "amount at risk" (the death benefit less Policy value) and increases as the insured grows older. This charge varies by age, underwriting classification, smoking status and in most states by gender. The effect of its increase can be seen in illustrations in this Prospectus (see Appendix 2) or in personalized illustrations available upon request. Surrender Charges, which decrease over time, are another significant additional cost if the Policy is not retained.

                    REPLACEMENTS


                    Before purchasing the Policy to replace, or to be funded with proceeds borrowed or withdrawn from; an existing life insurance policy or annuity contract, an applicant should consider a number of factors to determine whether doing so is in his or her best interest. Will any commission be paid to an agent or any other person with respect to the replacement? Is coverage and comparable values available from the Policy, as compared to his or her existing policy? The Insured may no longer be insurable or the contestability period may have elapsed with respect to the existing policy, while the Policy could be contested. How much of the surrender charge period under your old policy has elapsed? (Your Policy with us will have a new surrender charge period.) Will the surrender charges under this Policy be lower or higher than under the old Policy? The insurance risk under your Policy with us will not start until the prior policy has been deemed surrendered. If you buy this Policy you should consider these and similar matters before deciding to replace this Policy or to withdraw funds from it.


APPLICATION

                    Any person who wants to buy a Policy must first complete an application on a form provided by Lincoln Life.

                    A complete application identifies the prospective Insureds and provides sufficient information about them to permit Lincoln Life to begin underwriting the risks under the Policy. We require a medical history and examination of each of the Insureds. Lincoln Life may decline to provide insurance on the lives of the Insureds or, if it agrees to provide insurance, it may place one or both Insureds into a special underwriting category (these include preferred, non-smoker standard, smoker standard, non-smoker substandard and smoker substandard). The amount of the Cost of Insurance deducted monthly from the Policy value after issue varies among the underwriting categories as well as by Age and, in most states, gender of the Insureds.

                    The applicant will select the Beneficiary or Beneficiaries who are to receive Death Benefit Proceeds payable on the Second Death, the initial face amount (the "Initial Specified Amount") of the Death Benefit and which of two methods of computing the Death Benefit is to be used. (See "Death Benefits.") The applicant will also indicate

                                                                               9
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                    both the frequency and amount of Premium Payments. (See
                    PREMIUM FEATURES). The applicant must also determine how Policy values are initially to be allocated among the available funding options following the expiration of the Right-to-Examine Period. (See "RIGHT-TO-EXAMINE" PERIOD.)

OWNERSHIP

                    The Owner is the person or persons named as "Owner" in the application, and on the Date of Issue will usually be identified as "Owner" in the Policy Specifications. If no person is identified as Owner in the Policy Specifications, then the Insureds are the Owner. The person or persons designated to be Owner of the Policy must have, or hold legal title for the sole benefit of a person who has, an "insurable interest" in the lives of each of the Insureds under applicable state law. The Owner may be either or both of the Insureds, or any other natural person or non-natural entity. The Owner owns and exercises the rights under the Policy prior to the Second Death.

                    The Owner is the person who is ordinarily entitled to exercise the rights under the Policy so long as either of the Insureds is living. These rights include the power to select the Beneficiary and the Death Benefit Option. The Owner generally also has the right to request policy loans, make partial surrenders or surrender the Policy. The Owner may also name a new owner, assign the Policy or agree not to exercise all of the Owner's rights under the Policy.

                    If the Owner is a person other than the last surviving Insured, and that Owner dies before the Second Death, the Owner's rights in the Policy will belong to the Owner's estate, unless otherwise specified to Lincoln Life.

BENEFICIARY

                    The Beneficiary is designated by the Owner or the Applicant and is the person who will receive the Death Benefit proceeds payable under the Policy. The person or persons named in the application as "Beneficiary" are the Beneficiaries of the Death Benefit under the Policy. Multiple Beneficiaries will be paid in equal shares, unless otherwise specified to Lincoln Life.

                    Except when Lincoln Life has acknowledged an assignment of the Policy or an agreement not to change the Beneficiary, the Owner may change the Beneficiary at any time while either of the Insureds is living. Any request for a change in the Beneficiary must be in a written form satisfactory to Lincoln Life and submitted to Lincoln Life. Unless the Owner has reserved the right to change the Beneficiary, such a request must be signed by both the Owner and the Beneficiary. On recordation, the change of Beneficiary will be effective as of the date of signature or, if there is no such date, the date recorded. No change of Beneficiary will affect, or prejudice Lincoln Life as to, any payment made or action taken by Lincoln Life before it was recorded.

                    If any Beneficiary dies before the Second Death, the Beneficiary's potential interest shall pass to any surviving Beneficiaries, unless otherwise specified to Lincoln Life. If no named Beneficiary survives the Second Death, any Death Benefit Proceeds will be paid to the Owner or the Owner's executor, administrator or assignee.

INSUREDS

                    There are two Insureds under the Policy. At the Date of Issue of the Policy the Owner must have an insurable interest in each of the Insureds. On the Second Death, a Death Benefit is payable under the Policy.

10
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THE POLICY

                    The Policy is the life insurance contract described in the Prospectus. The Date of Issue is the date on which we begin life insurance coverage under a Policy. A Policy Year is the twelve month period, beginning on the date of issue, during which the Policy is in effect. The Policy Anniversary is the day of the year the Policy was issued.

                    On issuance, a Policy will be delivered to the Owner. The Policy sets forth the terms of the Policy, as applicable to the Owner, and should be reviewed by the Owner on receipt to confirm that it sets forth the features specified in the application. The ownership and other options set forth in the Policy are registered, and may be transferred, solely on the books and records of Lincoln Life. Possession of the Policy does not represent ownership or the right to exercise the incidents of ownership with respect to the Policy. If the Owner loses the Policy, Lincoln Life will issue a replacement on request. Lincoln Life may impose a Policy replacement fee.

                    POLICY SPECIFICATIONS

                    The Policy includes a "Policy Specifications" page, with supporting schedules, in which is set forth certain information applicable to the specific Policy. This information includes the identity of the Owner, the Date of Issue, the Initial Specified Amount, the Death Benefit Option selected, the Insureds, the issue Ages, the Beneficiary, the initial Premium Payment, the Surrender Charges, Expense Charges and Fees, Guarantee Maximum Cost of Insurance Rates, and the No Lapse Premium if the No Lapse Provision has been selected.

PREMIUM FEATURES

                    The Policy permits flexible premium payments, meaning that the frequency and the amount of Premium Payments may be selected by the Owner. After the Initial Premium Payment is paid there is no minimum premium required, unless to maintain the No Lapse Provision. (See LAPSE AND REINSTATEMENT No Lapse Provision.) The initial Premium Payment is due on the Effective Date (the date on which the initial premium is applied to the Policy) and must be equal to or exceed the amount necessary to provide for two Monthly Deductions or, if selected, the No Lapse Premium.

                    If at least one of the Insureds is still living when the younger Insured attains or would have attained Age 100, and the Policy has not been surrendered, there are certain changes under the Policy. We will no longer accept Premium Payments, and will make no further monthly deductions. Policy Values held in the Separate Account will be transferred to the Fixed Account. We will no longer transfer amounts to Sub-Accounts. The Policy will remain in force until surrender or the Second Death.

                    PLANNED PREMIUMS; ADDITIONAL PREMIUMS

                    "Planned Premiums" are the amount of premium (as shown in the Policy Specifications) the applicant chooses to pay Lincoln Life on a scheduled basis. This is the amount for which we send a premium reminder notice.

                    Any subsequent Premium Payments ("Additional Premiums") must be sent directly to the Administrative Office. Additional Premiums will be credited only when actually received by Lincoln Life. Premium Payments may be billed with an annual, semiannual, or quarterly frequency. Pre-authorized automatic Additional Premium Payments can also be arranged at any time.

                                                                              11
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                    Unless specifically otherwise directed, any payment received
                    (other than any Premium Payment necessary to prevent, or cure, Policy Lapse) will be applied first to reduce Policy indebtedness. There is no premium load on such payments to the extent applied to reduce indebtedness.

                    LIMITS ON RIGHT TO MAKE PAYMENTS OF ADDITIONAL AND PLANNED PREMIUMS

                    The Owner may increase Planned Premiums, or pay Additional Premiums, subject to the following limitations and Lincoln Life's right to limit the amount or frequency of Additional Premiums.

                    Lincoln Life may require evidence of insurability if any payment of Additional Premium (including Planned Premium) would increase the difference between the Death Benefit and the Accumulation Value. If Lincoln Life is unwilling to accept the risk, the increase in premium will be refunded without interest and without participation of such amounts in any underlying investment.

                    Lincoln Life may also decline any Additional Premium (including Planned Premium) or a portion thereof that would result in total Premium Payments exceeding the maximum limitation for life insurance under federal tax laws. The excess amount would be returned.

                    PREMIUM LOAD; NET PREMIUM PAYMENT

                    Lincoln Life deducts 8.0% from each Premium Payment. This amount, sometimes referred to as "premium load," covers certain Policy-related state tax and federal income tax liabilities and a portion of the sales expenses incurred by Lincoln Life. The Premium Payment, net of the premium load, is called the "Net Premium Payment."

RIGHT-TO-EXAMINE PERIOD

                    A Policy may be returned to Lincoln Life for cancellation on or before 10 days after delivery to the Owner (or a greater number of days if required by your state). This is called the Right-to-Examine Period. If the Policy is returned for cancellation within the Right-to-Examine Period, we will return any Premium Payments. However, if a Premium Payment was made by check, there may be a delay until the check clears. Any Premium Payments we receive before the end of the Right-to-Examine Period will be held in the Money Market Sub-Account.


                    If your issue state is one that requires return of Premium Payments, your Initial Premium Payment received by Lincoln Life, net charges and fees, will be allocated to the Money Market Sub-Account on the Date of Issue. Typically 10 days (may be greater depending upon the issue state) from the Date of Issue, your Money Market Sub-Account value will be automatically allocated amoung the Sub-Accounts and the Fixed Account as designated by the Owner. If your Policy has been backdated, your Net Premium Payment may be allocated directly into the Sub-Accounts you have selected. Please consult your Registered Representative or Lincoln Life's Administrative Office for the exact number of days before your funds will be moved from the Money Market Sub-Account. In either case, if the Policy is returned for cancellation within the Right-to-Examine Period, we will return any Premium Payments made.


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TRANSFERS AND ALLOCATION AMONG ACCOUNTS

                    ALLOCATION OF NET PREMIUM PAYMENTS

                    The allocation of Net Premium Payments among the Fixed Account and Sub-Accounts may be set forth in the application. An Owner may change the allocation of future Net Premium Payments at any time. In any allocation, the amount allocated to any Sub-Account must be in whole percentages. No allocation can be made which would result in a Sub-Account Value of less than $50 or a Fixed Account Value of less than $2,500. Lincoln Life, at its sole discretion, may waive minimum balance requirements on the Sub-Accounts.

                    TRANSFERS

                    The Owner may make transfers among the Sub-Accounts, on the terms set forth below, at any time before the younger Insured reaches or would have reached Age 100. The Owner should carefully consider current market conditions and each Sub-Account's investment policies and related risks before allocating money to the Sub-Accounts.


                    Transfers from one Sub-Account to another or from the Sub-Accounts to the Fixed Account are possible at any time. Within 30 days after each anniversary of the Date of Issue, the Owner may transfer up to 20% of the Fixed Account Value (as of the preceding anniversary of the Date of Issue) to one or more Sub-Accounts. Up to 12 transfer requests (a request may involve more than a single transfer) may be made in any Policy Year without charge. Lincoln Life reserves the right to impose a charge of $25 for each transfer request in excess of 12 requests in any Policy Year. Lincoln Life may further limit transfers from the Fixed Account at any time.



                    Transfers must be made in proper written form, unless the Owner has given written authorization to Lincoln Life to accept telephone transactions. You may also send your request by facsimile to the Administrative Office. Authorization to engage in telephone transactions and permitted telephone transactions must be made in accordance with the procedures described in COMMUNICATIONS WITH LINCOLN LIFE, Telephone and Other Electronic Communications. Written transfer requests or adequately authenticated telephone transfer requests received at the Administrative Office by the close of the New York Stock Exchange (usually
                    4:00 PM ET) on a Valuation Day will be effected as of that day. Otherwise, requests will be effective as of the next Valuation Day.



                    Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit values next determined after the Administrative Office receives a request in proper written form or adequately authenticated telephone transfer requests.



                    LIMITS ON FREQUENT TRANSFERS



                    The Policy is not designed to serve as a vehicle for frequent trading, in response to short-term fluctuations in the market. Such frequent trading can disrupt the management of a Fund; increase trading and transaction costs and raise expenses; disrupt planned investment strategies; force unplanned porfolio turnover and adversely affect Fund performance through asset swings that decrease the Fund's ability to provide maximum investment return to all Policy owners. Accordingly, organizations and individuals who use market-timing investment strategies and make frequent transfers should not purchase this Policy.

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                    We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization, individual or other party authorized to give transfer instructions on behalf of multiple owners. Such restrictions could include:



                    (1) Not accepting transfer instructions from an agent acting on behalf of more than one policy owner; and


                    (2) Not accepting preauthorized transfer forms from
                        market-timers or other entities acting on behalf of more than one Policy owner at a time.



                    We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners or harm the Funds.


                    OPTIONAL SUB-ACCOUNT ALLOCATION PROGRAMS

                    The Owner may elect to participate in programs providing for Dollar Cost Averaging or Automatic Rebalancing, but may participate in only one program at any time.

                    DOLLAR COST AVERAGING

                    Dollar Cost Averaging systematically transfers specified dollar amounts from the Money Market Sub-Account. Transfer allocations may be made to one or more of the Sub-Accounts on a monthly or quarterly basis. These transfers do not count against the free transfers available. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, an Owner may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.

                    If the Owner elects Dollar Cost Averaging, the value in the Money Market Sub-Account must be at least $1,000 initially. The minimum amount that may be allocated is $50 monthly.

                    An election for Dollar Cost Averaging is effective after the Administrative Office receives a request from the Owner in proper written form or by telephone, if adequately authenticated. An election is effective within ten business days, but only if there is sufficient value in the Money Market Sub-Account. Lincoln Life may, in its sole discretion, waive Dollar Cost Averaging minimum deposit and transfer requirements.

                    Dollar Cost Averaging terminates automatically: (1) if the number of designated transfers has been completed; (2) if the value in the Money Market Sub-Account is insufficient to complete the next transfer; (3) within one week after the Administrative Office receives a request for termination in proper written form or by telephone, if adequately authenticated; or (4) if the Policy is surrendered.

                    Currently, there is no charge for Dollar Cost Averaging, but Lincoln Life reserves the right to impose a charge.

                    AUTOMATIC REBALANCING

                    Automatic Rebalancing periodically restores to a pre-determined level the percentage of Policy value allocated to each Sub-Account (e.g. 20% Money Market,
                    50% Growth, 30% Utilities). The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application, until changed by the Owner. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing.

                    The Owner may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated or the allocation may be changed at any time, effective within ten business days upon receipt by the Administrative Office of a request in proper written form or by telephone, if adequately authenticated.

                    Currently, there is no charge for Automatic Rebalancing, but Lincoln Life reserves the right to impose a charge.

POLICY VALUES

                    The "Accumulation Value" is the sum of the Fixed Account Value, Separate Account Value and the Loan Account Value. The Accumulation Value of the Policy depends on the performance of the underlying investments. Policy values are used to fund Policy fees and expenses, including the Cost of Insurance. Premium Payments to meet your objectives will vary based on the investment performance of the underlying investments. A market downturn, affecting the Sub-Accounts upon which the Accumulation Value of a particular Policy depends, may require Additional Premium Payments beyond those expected (unless the No Lapse Provision requirements have been satisfied) to maintain the level of coverage or to avoid lapse of the Policy. We strongly suggest you review periodic statements to determine if Additional Premium Payments may be necessary to avoid lapse of the Policy.

                    We will tell you at least annually the Accumulation Value, the number of Accumulation Units which remain credited to the Policy, the current Accumulation Unit values, the Sub-Account values, the Fixed Account Value and the Loan Account Value.


                    VALUATION -- FIXED ACCOUNT AND SEPARATE ACCOUNT



                    The portion of a Premium Payment remaining after deduction of the premium charge is the "Net Premium Payment", and is available for allocation to the Fixed Account and/or the Separate Account, at your direction. We credit Net Premium Payments to the Policy as of the date they are received. (See "Communications with Lincoln Life" for an explanation of how we determine when we have "received" a premium payment.)



                    ALLOCATION OF PREMIUM PAYMENTS TO SEPARATE ACCOUNT



                    NUMBER OF UNITS. When you make premium payments, the portion you allocate to each Sub-Account of the Separate Account is converted into units of measure we call "Variable Accumulation Units". The number of these units we credit to you for each Sub-Account is determined by dividing the amount you allocated to that Sub-Account by the value of a Variable Accumulation Unit for that Sub-Account on the Valuation Day on which the Premium Payment is received at our Administrative Office, if it is received before 4:00 PM, New York time. If received at or after 4:00 PM, New York time, we will use the value of a Variable Accumulation Unit computed on the next Valuation Day.



                    The number of Variable Accumulation Units credited to a Policy will not be changed by any subsequent change in the value of a Variable Accumulation Unit. That value may vary from Valuation Period to Valuation Period to reflect the investment experience of the portfolio or fund used in a particular Sub-Account and fees charged under the Policy.



                    VALUATION DAY; VALUATION PERIOD. Variable Accumulation Units will be valued once daily as of the close of trading, normally 4:00 PM, New York time, on each day that the New York Stock Exchange (NYSE) is open and trading is unrestricted ("Valuation Day"). On any day other than a Valuation Day, the Variable Accumulation Unit value will not change. A "Valuation Period" is the period starting at the close of trading on the NYSE on a Valuation Day, and ending at the close of trading on the next Valuation Day.

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                    PER-UNIT VALUATION. To determine your Separate Account Value on each Valuation Day we must first calculate the value of a Variable Accumulation Unit for each Sub-Account. The beginning value for each Sub-Account is established at the inception of the Sub-Account, at an arbitrary amount. Thereafter it may increase or decrease from Valuation Period to Valuation period.



                    We determine each Variable Accumulation Unit value after the first as follows:



                    (1)We calculate the total value of the Fund shares held in the Sub-Account by multiplying the number of Fund shares owned by the Sub-Account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period, and then by adding any dividend or other distribution of the Fund if an ex-dividend date occurs during the Valuation Period;


                    (2)Next, we SUBTRACT the liabilities of the Sub-Account at the end of the Valuation Period. These liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine results from the operation of the Separate Account; and


                    (3)We divide the result by the number of Variable
                       Accumulation Units outstanding at the beginning of the Valuation Period.



                    In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.



                    The daily charge imposed on a Sub-Account for any Valuation Period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the Valuation Period. The amount of Monthly Deduction allocated to each Sub-Account will result in the cancellation of Variable Accumulation Units that have an aggregate value, on the date of such deduction, equal to the total amount by which the Sub-Account is reduced.


                    FIXED ACCOUNT AND LOAN ACCOUNT VALUE

                    The Fixed Account Value and the Loan Account Value reflect amounts allocated to Lincoln Life's general account through payment of premiums or through transfers from the Separate Account. Lincoln Life guarantees the Fixed Account Value.


                    ACCUMULATION VALUE



                    The "Accumulation Value" of a Policy is determined by:



                    (1)multiplying the total number of Variable Accumulation
                       Units credited to the Policy for each Sub-Account by its appropriate current Variable Accumulation Unit Value; and


                    (2)if a combination of Sub-Accounts is elected, totaling the resulting values; and


                    (3)adding any values attributable to the Fixed Account and the Loan Account. The Accumulation Value will be affected by Monthly Deductions.


                    NET ACCUMULATION VALUE

                    The "Net Accumulation Value" is the Accumulation Value less the Loan Account Value. The Net Accumulation Value represents the net value of the Policy and is the basis for calculating the Surrender Value.

FUNDS

                    Each of the Sub-Accounts of the Separate Account is invested solely in the shares of one of the Funds available under the Policies. Each of the Funds, in turn, is an investment portfolio of one of the trusts or corporations listed below. A given Fund may have a similar investment objective and principal investment strategy to those for another mutual fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the Funds are similar, investment results may vary.


                    The portfolios, their investment advisors and objectives, and the Funds within each that are available under the Policies are listed below. Additional information is available in each Funds prospectus.



                    AIM VARIABLE INSURANCE FUNDS is advised by A I M Advisors, Inc.



                        AIM V.I. GROWTH FUND (SERIES I): Seeks growth of capital.



                        AIM V.I. INTERNATIONAL GROWTH FUND (SERIES I) (FORMERLY AIM V.I. INTERNATIONAL EQUITY FUND): Seeks to provide long-term growth of capital.



                        AIM V.I. PREMIER EQUITY FUND (SERIES I) (FORMERLY AIM V.I. VALUE FUND): Seeks to achieve long-term growth of capital. Income is a secondary objective.



                    ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. is advised by Alliance Capital Management, L.P.



                        ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO (CLASS A):
                        Seeks long-term growth of capital. The portfolio invests primarily in a diversified portfolio of equity securities of companies with relatively small market capitalizations. Under normal circumstances, the portfolio will invest at least 65% of its total assets in these types of securities. The portfolio's investment policies emphasize investment in companies that are determined to be undervalued, using a fundamental value approach.



                        GROWTH AND INCOME PORTFOLIO (CLASS A): Seeks reasonable current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio may also invest in fixed-income securities and convertible securities.



                        PREMIER GROWTH PORTFOLIO (CLASS A): Seeks long-term growth of capital by pursuing aggressive investment policies. The portfolio invests predominately in the equity securities of a limited number of large, carefully selected high-quality U.S. companies that are judged likely to achieve superior earnings growth.



                        TECHNOLOGY PORTFOLIO (CLASS A): Seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).



                    AMERICAN FUNDS INSURANCE SERIES is advised by Capital Research and Management Company.



                        GLOBAL SMALL CAPITALIZATION FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to

                        $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                        GROWTH FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                        GROWTH-INCOME FUND (CLASS 2): The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.



                        INTERNATIONAL FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                    BARON CAPITAL FUNDS TRUST is advised by BAMCO, Inc.



                        BARON CAPITAL ASSET FUND (INSURANCE SHARES): The investment objective is to purchase stocks, judged by the advisor, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved.



                    DELAWARE VIP TRUST (FORMERLY DELAWARE GROUP PREMIUM FUND) is advised by Delaware International Advisers, Ltd. for the Emerging Markets Series, and Delaware Management Company for all of the other Series.



                        DEVON SERIES (STANDARD CLASS): Seeks total return by investing primarily in common stocks that the Investment Manager believes have the potential for above-average earnings per share growth over time combined with a high degree of earnings consistency.



                        EMERGING MARKETS SERIES (STANDARD CLASS): Seeks long-term capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in investments of emerging market issuers.



                        HIGH YIELD SERIES (STANDARD CLASS): Seeks total return and, as a secondary objective, high current income. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality.



                        LARGE CAP VALUE SERIES (STANDARD CLASS) (FORMERLY GROWTH AND INCOME SERIES): Seeks capital appreciation with current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large cap companies. Management considers buying a stock when they believe it is undervalued and has the potential to increase in price as the market realizes its true value.

                        REIT SERIES (STANDARD CLASS): Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITs).



                        SMALL CAP VALUE SERIES (STANDARD CLASS): Seeks capital appreciation by investing primarily in stocks of companies whose market values appear low relative to underlying value or future earnings and growth potential. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small cap companies.



                        TREND SERIES (STANDARD CLASS): Seeks long-term capital appreciationby investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth.



                        U.S. GROWTH SERIES (STANDARD CLASS): Seeks to maximize capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in U.S. investments. Investment management looks for stocks with low dividend yields, strong balance sheets, and high expected earnings growth rates as compared to other companies in the same industry.



                    FIDELITY VARIABLE INSURANCE PRODUCTS is advised by Fidelity Management and Research Company.



                        CONTRAFUND PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.



                        GROWTH PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation. The portfolio normally purchases common stocks.



                        GROWTH OPPORTUNITIES PORTFOLIO (SERVICE CLASS): Seeks capital growth by investing primarily in common stocks.



                        HIGH INCOME PORTFOLIO (SERVICE CLASS): Seeks high current income by investing at least 65% of total assets in income-producing debt securities, with an emphasis on lower quality securities.



                        OVERSEAS PORTFOLIO (SERVICE CLASS): Seeks long term growth of capital by investing mainly in foreign securities.



                    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST is advised by Templeton Investment Counsel, LLC for the Templeton Foreign Securities Fund, Templeton Global Advisors Limited for the Templeton Growth Securities Fund, and Franklin Advisers, Inc. for the Franklin Small Cap Fund.



                        TEMPLETON FOREIGN SECURITIES FUND (CLASS 2) (FORMERLY TEMPLETON INTERNATIONAL SECURITIES FUND): Seeks long-term capital growth. Invests primarily in stocks of companies outside the United States, including those in emerging markets.



                        TEMPLETON GROWTH SECURITIES FUND (CLASS 2): Seeks long-term capital growth. Invests primarily in stocks of companies of any nations, including those in the U.S. and emerging markets.



                        FRANKLIN SMALL CAP FUND (CLASS 1): Seeks long-term capital growth. Invests primarily in equity securities of U.S. small cap companies, with market cap values not exceeding (1) $1.5 billion, or (2) the highest market cap value in the Russell

                        2000 Index, whichever is greater, at the time of purchase. The fund may continue to hold an investment for furthercapital growth opportunities even if the company is no longer considered a small cap company.



                    JANUS ASPEN SERIES is advised by Janus Capital Management
                    LLC.



                        AGGRESSIVE GROWTH PORTFOLIO (SERVICE SHARES): Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.



                        BALANCED PORTFOLIO (INSTITUTIONAL SHARES): Seeks long-term capital growth, consistent with the preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.



                        GLOBAL TECHNOLOGY PORTFOLIO (SERVICE SHARES): Seek long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.



                        WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES): Seek long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.



                    LINCOLN NATIONAL FUNDS (LN) are advised by Delaware Management Company.



                        LN AGGRESSIVE GROWTH FUND, INC.: Seeks to maximize capital appreciation. The fund invests in stocks of small, lesser-known companies, which have a chance to grow significantly in a short time.



                        LN BOND FUND, INC.: Seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium and long-term corporate and government bonds.



                        LN CAPITAL APPRECIATION FUND, INC.: Seeks long-term growth of capital in a manner consistent with the preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds.



                        LN EQUITY INCOME, INC.: Seeks reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks with some high-yielding bonds (including junk bonds).



                        LN GLOBAL ASSET ALLOCATION FUND, INC.: Long-term return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of the U. S. and foreign insurers.



                        LN INTERNATIONAL FUND, INC.: Long-term capital appreciation. The fund trades in securities issued outside the United States -- mostly stocks, with an occasional bond or money market security.

                        LN MONEY MARKET FUND, INC.: Seeks maximum current income consistent with the preservation of capital. The fund invests in high quality, short-term obligations issued by U.S. corporations, the U.S. government, and federally chartered banks and U.S. branches of foreign banks.



                        LN SOCIAL AWARENESS FUND, INC.: Long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.



                    MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST is advised by Massachusetts Financial Services Company.



                        CAPITAL OPPORTUNITIES SERIES (INITIAL CLASS): Seeks capital appreciation.



                        EMERGING GROWTH SERIES (INITIAL CLASS): Seeks to provide long-term growth of capital.



                        TOTAL RETURN SERIES (INITIAL CLASS): Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.



                        UTILITIES SERIES (INITIAL CLASS): Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).



                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST is advised by Neuberger Berman Management Incorporated.



                        MID-CAP GROWTH PORTFOLIO: Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies, using a growth-oriented investment approach.



                        PARTNERS PORTFOLIO: Seeks capital growth by investing mainly in common stocks of mid- to large capitalization established companies using the value-oriented investment approach.



                        REGENCY PORTFOLIO: Seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The portfolio seeks to reduce risk by diversifying among different companies and industries.



                    PUTNAM VARIABLE TRUST is advised by Putnam Investment Management, L.L.C.



                        GROWTH & INCOME FUND (CLASS IB): Seeks capital growth and current income by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.



                        HEALTH SCIENCES (CLASS IB): Seeks capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.



                    SCUDDER VIT FUNDS TRUST (FORMERLY DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST) is advised by Deutsche Asset
                    Management, Inc.



                        EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND: The fund seeks to replicate as closely as possible, before expenses, the total return of the Morgan Stanley Capital International (MSCI) EAFE-Registered Trademark- Index (EAFE-Registered Trademark- Index) which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.



                        EQUITY 500 INDEX FUND: The fund seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Price Index (S&P 500 Index), which emphasizes stocks of large U. S. companies.

                        SMALL CAP INDEX FUND: The fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (Russell 2000 Index), which emphasizes stocks of small U. S. companies.



                    Several of the Funds may invest in non-investment grade, high-yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual Fund Prospectuses. Also, take note that during extended periods of low interest rates the yields of Money Market sub-accounts may become extremely low, and possibly negative. Please review the Prospectuses carefully.


                    There is no assurance that the investment objective of any of the Funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. There is investment performance risk in each of the Sub-Accounts, although the amount of such risk varies significantly among the Sub-Accounts. Owners should read each Fund's prospectus carefully and understand the risks before making or changing investment choices. Additional Funds may, from time to time, be made available as underlying investments. The right to select among Funds will be limited by the terms and conditions imposed by Lincoln Life (SEE Allocation of Net Premium Payments). Lincoln Life may make changes (including substitutions) for some or all classes of Policy Owners.

                    SUBSTITUTION OF SECURITIES

                    If the shares of any Fund should no longer be available for investment by the Separate Account or if, in our judgment, further investment in such shares should cease to be appropriate in view of the purpose of the Separate Account or in view of legal, regulatory or federal income tax restrictions, or for any other reason in our sole discretion, we may substitute shares of another Fund. A substituted Fund may have higher charges than the one it replaces. There will be no substitution of securities in any Sub-Account without prior approval of the Commission. Substitute Funds may have higher charges than the Funds being replaced.

                    Substitutions may be made with respect to existing investments or the investment of future premium payments, or both. We may close Sub-Accounts to allocations of premium payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

                    VOTING RIGHTS

                    Lincoln Life will vote the shares of each Fund held in the Separate Account at special meetings of the shareholders of the particular Fund in accordance with instructions received by the Administrative Office in proper written form from persons having a voting interest in the Separate Account. Lincoln Life will vote shares for which it has not received instructions in the same proportion as it votes shares in the Separate Account for which it has received instructions. The Funds do not hold regular meetings of shareholders.

                    The number of shares which a person has a right to vote will be determined as of a date to be chosen by the appropriate Trust not more than sixty (60) days prior to the meeting of the particular Fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

                    To determine how many votes each Policy Owner is entitled to direct with respect to a Fund, first Lincoln Life will calculate the dollar amount of your account value attributable to that Fund. Second we divide that amount by $100.00. The result is the number of votes you may direct.

                    FUND PARTICIPATION AGREEMENTS


                    In order to make the Funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisors or distributors. In some of these agreements, Lincoln Life must perform certain administrative services for the Fund advisors or distributors. For these administrative functions, Lincoln Life may be compensated by the Fund at annual rates of between .10% and .35% of the assets attributable to the Policies.


CHARGES AND FEES

                    We deduct charges in connection with the Policy to compensate us for providing the Policy's insurance benefit, administering the Policy, assuming certain risks under the Policy and for sales-related expenses we incur. Lincoln Life may profit from any of these charges, including the mortality and expense risk and cost of insurance charges, and may use the profit for any purpose, including covering shortfalls from other charges.

                    The nature and amount of these charges are as follows:


                    PREMIUM CHARGE


                    We deduct a premium charge of 8% from each Premium Payment.

                    DEDUCTIONS MADE MONTHLY

                    We make various expense deductions monthly. The Monthly Deduction, including the Cost of Insurance Charge is made from the Net Accumulation Value.

                    The Monthly Deductions are deducted proportionately from the value of each underlying investment subject to the charge. For Sub-Accounts, Variable Accumulation Units are canceled and the value of the canceled Variable Accumulation Units is withdrawn in the same proportion as their respective values have to the Net Accumulation Value. The Monthly Deductions are made on the Monthly Anniversary Day, the Date of Issue, and the same day of each month thereafter, or if there is no such date in a given month, the first Valuation Day of the next month. If the day that would otherwise be a Monthly Anniversary Day is not a Valuation Day, then the Monthly Anniversary Day is the next Valuation Day.

                    If the Net Accumulation Value is insufficient to cover the current Monthly Deduction, you have a 61-day period ("Grace Period"), to make a payment sufficient to cover that deduction. (See "Lapse and Reinstatement.")

                    If either Insured is still living when the younger Insured would have attained Age 100 and the Policy has not been surrendered, no further Monthly Deductions will be made and the Separate Account Value will be transferred to the Fixed Account. The Policy will then remain in force until surrender or the Second Death.

                    MONTHLY DEDUCTION

                    There is a flat dollar Monthly Deduction of $12.50 until the first Policy Anniversary and, currently, $5 thereafter (guaranteed not to exceed $10 after the first Policy Year). In addition there is a Monthly Deduction charge of $0.09 per $1000 of Specified Amount for the first twenty years of the Policy and for the first twenty years following an increase in Specified Amount. If the No Lapse Provision is in effect there will also be a Monthly Deduction of $0.01 per $1000 of Specified Amount. (Note: the No Lapse provision is not available in IL, MA, MD, NJ and TX.)

                    These charges compensate Lincoln Life for administrative expenses associated with Policy issue and ongoing Policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.

                    COST OF INSURANCE CHARGE

                    The "Cost of Insurance" charge is the portion of the Monthly Deduction designed to compensate Lincoln Life for the anticipated cost of paying Death Benefits in excess of the Accumulation Value, not including riders, supplementary benefits or monthly expense charges.

                    The Cost of Insurance charge depends on the Age, underwriting category and gender (in accordance with state law) of both Insureds and the current "Net Amount at Risk" (Death Benefit minus the Accumulated Value). The rate on which the Monthly Deduction for the Cost of Insurance is based will generally increase as the Insureds age, although the Cost of Insurance charge could decline if the Net Amount at Risk drops relatively faster than the Cost of Insurance Rate increases.

                    The Cost of Insurance charge is determined by dividing the Death Benefit at the previous Monthly Anniversary Day by
                    1.0032737 (the monthly equivalent of an annual rate of 4%), subtracting the Accumulation Value at the previous Monthly Anniversary Day, and multiplying the result (the Net Amount at Risk) by the applicable Cost of Insurance Rate as determined by Lincoln Life. The Guaranteed Maximum Cost of Insurance Rates, per $1,000 of Net Amount at Risk, for standard risks are based on the 1980 Commissioners Standard Ordinary Mortality Tables, Age Nearest Birthday (1980 CSO, Male or Female); or, for unisex rates, on the 1980 CSO-B Table.

                    MORTALITY AND EXPENSE RISK CHARGE


                    Lincoln Life deducts a daily charge as a percentage of the assets of the Separate Account as a mortality and expense risk charge. The mortality risk assumed is that insureds may live for a shorter period than estimated, and therefore, a greater amount of death benefit will be payable. The expense risk assumed is that expenses incurred in issuing and administering the policies will be greater than estimated. The mortality and expense risk charge is currently at an annual rate of 0.80% per year, and is guaranteed not to exceed 0.90% per year.


                    FUND EXPENSES


                    The investment advisor for each of the Funds deducts a daily charge as a percent of the net assets in each fund as an asset management charge. The charge reflects asset management fees of the investment advisor (Management Fees), and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and Other Expenses). The charge has the effect of reducing the investment results credited to the Sub-Accounts. Future Fund expenses will vary.



                                      PORTFOLIO EXPENSE TABLE



                                                                                               TOTAL
                                                                                               ANNUAL                  TOTAL FUND
                                                                                                FUND                   OPERATING
                                                                                             OPERATING                  EXPENSES
                                                                                              EXPENSES      TOTAL         WITH
                                                                                              WITHOUT      WAIVERS      WAIVERS
                                                         MANAGEMENT     12(B)1     OTHER     WAIVERS OR      AND          AND
                                       FUND                FEES(1)       FEE      EXPENSES   REDUCTIONS   REDUCTIONS   REDUCTIONS
                            ---------------------------  -----------   --------   --------   ----------   ----------   ----------
                            AIM V.I. Growth Fund
                              (Series I)...............     0.62%         N/A       0.26%       0.88%         N/A         0.88%
                            AIM V.I. International
                              Growth Fund
                              (Series I) (2)...........     0.73          N/A       0.32        1.05          N/A         1.05
                            AIM V.I. Premier Equity
                              Fund (Series I) (2)......     0.60          N/A       0.25        0.85          N/A         0.85
                            Alliance VPS
                              AllianceBernstein Small
                              Cap Value Portfolio
                              (Class A) (3)............     1.00          N/A       1.65        2.65        (1.45%)       1.20
                            Alliance VPS Growth and
                              Income Portfolio
                              (Class A)................     0.63          N/A       0.04        0.67          N/A         0.67
                            Alliance VPS Premier Growth
                              Portfolio (Class A)......     1.00          N/A       0.04        1.04          N/A         1.04
                            Alliance VPS Technology
                              Portfolio (Class A)......     1.00          N/A       0.08        1.08          N/A         1.08
                            AFIS Global Small
                              Capitalization Fund
                              (Class 2)................     0.80         0.25%      0.03        1.08          N/A         1.08
                            AFIS Growth Fund
                              (Class 2)................     0.37         0.25       0.01        0.63          N/A         0.63
                            AFIS Growth-Income Fund
                              (Class 2)................     0.33         0.25       0.02        0.60          N/A         0.60
                            AFIS International Fund
                              (Class 2)................     0.55         0.25       0.06        0.86          N/A         0.86
                            Baron Capital Asset
                              Fund -- Insurance Shares
                              (4)......................     1.00         0.25       0.34        1.59        (0.09)        1.50
                            Delaware VIP Devon
                              Series (Standard
                              Class) (5)...............     0.65          N/A       0.07        0.72          N/A         0.72
                            Delaware VIP Emerging
                              Markets Series (Standard
                              Class) (6)...............     1.25          N/A       0.20        1.45          N/A         1.45
                            Delaware VIP High Yield
                              Series (Standard
                              Class) (7)...............     0.65          N/A       0.14        0.79          N/A         0.79
                            Delaware VIP Large Cap
                              Value Series (Standard
                              Class) (8)...............     0.65          N/A       0.08        0.73        (0.05)        0.68
                            Delaware VIP REIT
                              Series (Standard
                              Class) (9)...............     0.75          N/A       0.14        0.89          N/A         0.89
                            Delaware VIP Small Cap
                              Value Series (Standard
                              Class) (10)..............     0.75          N/A       0.11        0.86          N/A         0.86
                            Delaware VIP Trend
                              Series (Standard
                              Class) (11)..............     0.74          N/A       0.16        0.90          N/A         0.90
                            Delaware VIP U.S. Growth
                              Series (Standard
                              Class) (12)..............     0.65          N/A       0.21        0.86        (0.06)        0.80
                            Fidelity VIP Contrafund
                              Portfolio (Service
                              Class) (13)..............     0.58         0.10       0.10        0.78          N/A         0.78
                            Fidelity VIP Growth
                              Portfolio (Service
                              Class) (13)..............     0.58         0.10       0.10        0.78          N/A         0.78
                            Fidelity VIP Growth
                              Opportunities Portfolio
                              (Service Class) (13).....     0.58         0.10       0.11        0.79          N/A         0.79
                            Fidelity VIP High Income
                              Portfolio (Service
                              Class)...................     0.58         0.10       0.13        0.81          N/A         0.81
                            Fidelity VIP Overseas
                              Portfolio (Service
                              Class) (13)..............     0.73         0.10       0.20        1.03          N/A         1.03
                            FTVIP Templeton Foreign
                              Securities Fund
                              (Class 2) (14,15)........     0.69         0.25       0.22        1.16        (0.01)        1.15
                            FTVIP Templeton Growth
                              Securities Fund
                              (Class 2) (15,16)........     0.80         0.25       0.05        1.10          N/A         1.10
                            FTVIP Franklin Small Cap
                              Fund (Class 1) (17)......     0.53          N/A       0.31        0.84        (0.08)        0.76
                            Janus Aspen
                              Series Aggressive Growth
                              Portfolio (Service
                              Shares)..................     0.65         0.25       0.02        0.92          N/A         0.92
                            Janus Aspen
                              Series Balanced Portfolio
                              (Institutional Shares)...     0.65          N/A       0.01        0.66          N/A         0.66

                                                                                               TOTAL
                                                                                               ANNUAL                  TOTAL FUND
                                                                                                FUND                   OPERATING
                                                                                             OPERATING                  EXPENSES
                                                                                              EXPENSES      TOTAL         WITH
                                                                                              WITHOUT      WAIVERS      WAIVERS
                                                         MANAGEMENT     12(B)1     OTHER     WAIVERS OR      AND          AND
                                       FUND                FEES(1)       FEE      EXPENSES   REDUCTIONS   REDUCTIONS   REDUCTIONS
                            ---------------------------  -----------   --------   --------   ----------   ----------   ----------
                            Janus Aspen Series Global
                              Technology Portfolio
                              (Service Shares).........     0.65         0.25       0.05        0.95          N/A         0.95
                            Janus Aspen
                              Series Worldwide Growth
                              Portfolio (Institutional
                              Shares)..................     0.65          N/A       0.04        0.69          N/A         0.69
                            LN Aggressive Growth
                              Fund, Inc................     0.72          N/A       0.09        0.81          N/A         0.81
                            LN Bond Fund, Inc..........     0.42          N/A       0.11        0.53          N/A         0.53
                            LN Capital Appreciation
                              Fund, Inc................     0.72          N/A       0.06        0.78          N/A         0.78
                            LN Equity Income
                              Fund, Inc................     0.73          N/A       0.07        0.80          N/A         0.80
                            LN Global Asset Allocation
                              Fund, Inc................     0.73          N/A       0.23        0.96          N/A         0.96
                            LN International
                              Fund, Inc................     0.84          N/A       0.15        0.99          N/A         0.99
                            LN Money Market
                              Fund, Inc................     0.45          N/A       0.09        0.54          N/A         0.54
                            LN Social Awareness
                              Fund, Inc................     0.34          N/A       0.06        0.40          N/A         0.40
                            MFS-Registered Trademark-
                              VIT Capital Opportunities
                              Series (Initial
                              Class) (18,19)...........     0.75          N/A       0.21        0.96        (0.05)        0.91
                            MFS-Registered Trademark-
                              VIT Emerging Growth
                              Series (Initial
                              Class) (18)..............     0.75          N/A       0.12        0.87          N/A         0.87
                            MFS-Registered Trademark-
                              VIT Total Return Series
                              (Initial Class) (18).....     0.75          N/A       0.14        0.89          N/A         0.89
                            MFS-Registered Trademark-
                              VIT Utilities Series
                              (Initial Class) (18).....     0.75          N/A       0.18        0.93          N/A         0.93
                            Neuberger Berman AMT
                              Mid-Cap Growth
                              Portfolio................     0.84          N/A       0.07        0.91          N/A         0.91
                            Neuberger Berman AMT
                              Partners Portfolio.......     0.82          N/A       0.05        0.87          N/A         0.87
                            Neuberger Berman AMT
                              Regency Portfolio
                              (20,21)..................     0.85          N/A       0.84        1.69        (0.19)        1.50
                            Putnam VT Growth & Income
                              Fund (Class IB)..........     0.46         0.25       0.05        0.76          N/A         0.76
                            Putnam VT Health Sciences
                              Fund (Class IB)..........     0.70         0.25       0.09        1.04          N/A         1.04
                            Scudder VIT
                             EAFE-Registered Trademark-
                              Equity Index Fund (22)...     0.45          N/A       0.36        0.81        (0.16)        0.65
                            Scudder VIT Equity 500
                              Index Fund (22)..........     0.20          N/A       0.11        0.31        (0.01)        0.30
                            Scudder VIT Small Cap Index
                              Fund (22)................     0.35          N/A       0.28        0.63        (0.18)        0.45


                     ---------------------------------------------------

                     (1) Certain of the Portfolio advisers reimburse the company for administrative costs incurred in connection with administering the Portfolios as variable funding options under the Policy. These reimbursements are generally paid for by the advisers from their revenues and are not charged to investors. Some advisers pay higher fees than others.



                     (2) Effective May 1, 2002 the following Funds' names will
                         change from AIM V.I. International Equity Fund and AIM V.I. Value Fund to AIM V.I. International Growth Fund and AIM V.I. Premier Equity Fund, respectively.



                     (3) For the period May 1, 2001 through April 30, 2002, the
                         Adviser waived and/or reimbursed certain expenses of the Portfolio. With the waiver/reimbursement the Management Fees, 12b-1 Fees, Other Expenses and Total Expenses were 0.00%, 0.00%, 0.95% and 0.95%
                         respectively. Effective May 1, 2002, the adviser has voluntarily agreed to waive and/or reimburse certain expenses of the AllianceBernstein Small Cap Value Portfolio to the extent that total expenses will not exceed 1.20%. Without the waiver/ reimbursement, the estimated Management Fees, 12b-1 Fees, Other Expenses and Total Expenses for the Small Cap Value Portfolio would be 1.00%, 0.00%, 1.65% and 2.65% respectively.



                     (4) The Adviser is contractually obligated to reduce its
                         fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period
                         January 1, 2001 through December 31, 2001 would have been 1.59%.



                     (5) The investment advisor for the Delaware VIP Devon
                         Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor agreed to waive its management fee and/ or reimburse the Series for expenses to the extent that total expenses would not exceed 0.80%. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its

                         Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year.



                     (6) The investment advisor for the Delaware VIP Emerging
                         Markets Series is Delaware International Advisers Ltd. ("DIAL"). For the period May 1, 2001 through April 30, 2002, the advisor agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses would not exceed 1.50%. Effective May 1, 2002 through April 30, 2003, DIAL has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 1.50%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 1.25% on the first $500 million, 1.20% on the next $500 million, 1.15% on the next $1,500 million, 1.10% on assets in excess of $2,500 million, all per year.



                     (7) The investment advisor for the Delaware VIP High Yield
                         Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses would not exceed 0.80%. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year.



                     (8) The investment advisor for the Delaware VIP Large Cap
                         Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.73% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year. DMC has voluntarily elected to waive its management fee for this Series to 0.60% indefinitely.



                     (9) The investment advisor for the Delaware VIP REIT
                         Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



                     (10) The investment advisor for the Delaware VIP Small Cap
                          Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.86% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



                     (11) The investment advisor for the Delaware VIP Trend
                          Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.90% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



                     (12) The investment advisor for the Delaware VIP US Growth
                          Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.75%. Without such an arrangement, the total operating expense for the Series would have been 0.86% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year.



                     (13) Actual annual class operating expenses were lower
                          because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.



                     (14) The manager had agreed in advance to make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Without this reduction the total annual fund operating expense would be 1.16%.



                     (15) The Fund's Class 2 distribution plan or "rule 12b-1
                          plan" is described in the Fund's prospectus.



                     (16) The Fund administration fee is paid indirectly through the management fee.



                     (17) The manager had agreed in advance to make an estimated reduction of 0.08% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Without this reduction the total annual fund operating expense would be 0.84%.



                     (18) Each series has an expense offset arrangement which
                          reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would be lower for certain series and would equal: 0.86% for Emerging Growth Series; .90% for Capital Opportunities Series; 0.89% for Research Series and Investors Trust Series; 0.88% for Total Return Series; 0.92% for Utilities Series; and 0.90% for Strategic Income Series.



                     (19) MFS has contractually agreed, subject to
                          reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for Capital Opportunities Series and Strategic Income Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversee the series.



                     (20) Expenses reflect expense reimbursement. Neuberger
                          Berman Management Inc. ("NBMI") has undertaken through April 30, 2005 to reimburse certain operating expenses, including the compensation of NBMI (except with respect to Balanced, Limited Maturity Bond, Mid-Cap Growth and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Regency Portfolio. Absent such reimbursement, Total Annual Expenses for the year ended December 31, 2001 would have been 1.69% for the Regency Portfolio. The expense reimbursement arrangements for the Regency Portfolio is contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



                     (21) The Regency Portfolio commenced operations in August
                          2001; the expense figures for this Portfolio is estimated.



                     (22) Under the Advisory Agreement with Deutsche Asset
                          Management, Inc. (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund, 0.35% of the average daily net assets of the Small Cap Index Fund and 0.45% of the average daily net assets of the EAFE Equity Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the funds for certain expenses so that the fund's total operating expenses will not exceed 0.30% for the Equity 500 Index Fund, 0.45% for the Small Cap Index Fund and 0.65% for the EAFE Equity Index Fund. Without the reimbursement to the funds for the year ended December 31, 2001, total expenses would have been 0.31% for the Equity 500 Index Fund, 0.63% for the Small Cap Fund and 0.81% for the EAFE Equity Index Fund. These reimbursements will be terminated no earlier than December 31, 2002.

                    SURRENDER CHARGES

                    A generally declining Surrender Charge will apply if the Policy is totally surrendered or lapses during the first fifteen years following the Date of Issue or the first fifteen years following an increase in Specified Amount. The Surrender Charge varies by Age of the Insureds, the number of years since the Date of Issue, and Specified Amount. The charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The maximum Surrender Charge is included in each Policy and is in compliance with each state's nonforfeiture law. Examples of the Surrender Charge can be seen in Appendix 2 by subtracting "Surrender Value" from "Total Accumulation Value" on any chosen set of investment return assumptions.

                    The surrender charge under a Policy is proportional to the face amount of the Policy. Expressed as a percentage of face amount, it is higher for older than for younger issue ages. For example, assuming issue ages 80, the first year surrender charge is $37.40 per $1000 of face amount. At issue ages 65 it is $25.10 per $1000 of face amount, at issue ages 55 it is $13.68 per $1000 of face amount, and at issue ages 25 it is $2.87 per $1000 of face amount. These calculations assume both insureds are the same age. The surrender charge cannot exceed Policy value but may equal Policy value, especially during the first two Policy years. All surrender charges decline to zero over the 15 years following issuance of the Policy. See, for example, the illustrations in Appendix 2 for issue ages 55 and 65.

                    If the Specified Amount is increased, a new Surrender Charge will be applicable, in addition to any existing Surrender Charge. The Surrender Charge applicable to the increase would be equal to the Surrender Charge on a new Policy whose Specified Amount was equal to the amount of the increase. Supplemental Policy Specifications will be sent to the Owner upon an increase in Specified Amount reflecting the maximum additional Surrender Charge in the Table of Surrender Charges. The minimum allowable increase in Specified Amount is $1,000. Lincoln Life may change this at any time.

                    If the Specified Amount is decreased while the Surrender Charge applies, the Surrender Charge will remain the same.

                    No Surrender Charge is imposed on a partial surrender, but an administrative fee of $25 (not to exceed 2% of the amount surrendered) is imposed, allocated pro-rata among the Sub-Accounts from which the partial surrender proceeds are taken.

                    Any surrenders, full or partial, may result in tax implications. (SEE "TAX ISSUES.")

                    Based on its actuarial determination, Lincoln Life does not anticipate that the Surrender Charge, together with the portion of the premium load attributable to sales expense, will cover all sales and administrative expenses which Lincoln Life will incur in connection with the Policy. Any such shortfall, including but not limited to payment of sales and distribution expenses, would be available for recovery from the general account of Lincoln Life, which supports insurance and annuity obligations.

                    TRANSACTION FEE FOR EXCESS TRANSFERS

                    A $25 fee may apply for each transfer request in excess of 12 in any Policy Year. A single transfer request, either in writing or by telephone, may consist of multiple transactions.

DEATH BENEFITS

                    The Death Benefit Proceeds is the amount payable to the Beneficiary upon the Second Death (the death of the second of the two Insureds to die), in accordance with the Death Benefit Option elected. Loans (if any) and overdue deductions are deducted from the Death Benefit Proceeds prior to payment.

                    The applicant must select the Specified Amount of the Death Benefit and the Death Benefit Option. The Specified Amount, which may not be less than $250,000, is the amount requested by the Policy Owner at the time of application for insurance. This amount, in combination with a death benefit option, will define the death benefit. The Specified Amount is a field on the Policy Specification Page. The two Death Benefit Options are described below. The applicant must consider a number of factors in selecting the Specified Amount, including the amount of proceeds required on the Second Death and the Owner's ability to make Premium Payments. In evaluating this decision, the applicant should consider that the greater the Net Amount at Risk, the greater the monthly deductions for the Cost of Insurance.

                    DEATH BENEFIT OPTIONS

                    Two different Death Benefit Options are available under the Policy. The Death Benefit Proceeds payable under the Policy is the greater of (a) the Corridor Death Benefit or (b) the amount determined under the Death Benefit Option in effect on the date of the Second Death, less (in each case) any indebtedness under the Policy. In the case of Death Benefit Option 1, the Specified Amount is reduced by the amount of any partial surrender. The "Corridor Death Benefit" is the applicable percentage (the "Corridor Percentage") of the Accumulation Value (rather than by reference to the Specified Amount) required to maintain the Policy as a "life insurance contract" for Federal income tax purposes. The Corridor Percentage is 250% through the time the younger Insured reaches or would have reached Age 40 and decreases in accordance with the table in Appendix I of this Prospectus to 100% when the younger Insured reaches or would have reached Age 95.

                    DEATH BENEFIT OPTION 1 provides Death Benefit Proceeds equal to the Specified Amount (a minimum of $250,000). If Option 1 is selected, the Policy pays level Death Benefit Proceeds until the Minimum Death Benefit exceeds the Specified Amount. (See "Death Benefits," "Federal Income Tax Definition of Life Insurance.")

                    DEATH BENEFIT OPTION 2 provides Death Benefit Proceeds equal to the sum of the Specified Amount plus the Accumulation Value as of the date of the Second Death. If Option 2 is selected, the Death Benefit Proceeds increase or decrease over time, depending on the amount of premium paid and the investment performance of the underlying Sub-Accounts.

                    If for any reason the applicant fails to affirmatively elect a particular Death Benefit Option, Death Benefit Option 1 shall apply until changed as provided below. The ability of the Owner to support the Policy is an important factor in selecting between the Death Benefit Options, because the greater the Net Amount at Risk at any time, the more that will be deducted from the value of the Policy to pay the Cost of Insurance.

                    Owners who prefer insurance coverage that generally does not vary in amount and generally has lower Cost of Insurance Charges should elect Option 1. Owners who prefer to have favorable investment experience reflected in increased insurance coverage should select Option 2. Under Option 1, any Surrender Value at the time of the Second Death will revert to Lincoln Life.

                    CHANGES IN DEATH BENEFIT OPTIONS AND SPECIFIED AMOUNT

                    All requests for changes between Death Benefit Options and changes in the Specified Amount must be submitted in proper written form to the Administrative Office. The minimum amount of increase in Specified Amount currently permitted is $1,000. If requested, a supplemental application and evidence of insurability must also be submitted to Lincoln Life.

                    In a change from Death Benefit Option 1 to Death Benefit Option 2, the Specified Amount shall be reduced so it thereafter equals (a) the amount payable under the Death Benefit Option in effect immediately before the change, minus (b) the Accumulation Value immediately before the change. In a change from Death Benefit Option 2 to Death Benefit Option 1, the Specified Amount shall be increased so that it thereafter equals the amount payable under the Death Benefit Option in effect immediately before the change.


                    If you want to increase your Specified Amount, you should note that an increase normally triggers a number of additional requirements, such as a separate surrender charge period, higher surrender charges overall, and a new incontestability period. Before requesting an increase in Specified Amount, consult your financial adviser to determine whether an increase is appropriate for your particular situation.


                    Any reductions in Specified Amount will be made against the initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to the Policy.

                    Lincoln Life may at its discretion decline any request for a change between Death Benefit Options or increase in the Specified Amount. Lincoln Life may at its discretion decline any request for change of the Death Benefit Option or reduction of the Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount or would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of Federal income tax law.

                    Any change is effective on the first Monthly Anniversary Day on or after the date of approval of the request by Lincoln Life, unless the Monthly Deduction Amount would increase as a result of the change. In that case, the change is effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to or greater than the Monthly Deduction Amount, as increased.

                    FEDERAL INCOME TAX DEFINITION OF LIFE INSURANCE

                    The amount of the Death Benefit must satisfy certain requirements under the Code if the policy is to qualify as insurance for federal income tax purposes. The amount of the Death Benefit Proceeds required to be paid under the Code to maintain the Policy as life insurance under each of the Death Benefit Options is equal to the product of the Accumulation Value and the applicable Corridor Percentage. A table of Corridor Percentages is in Appendix I.

NOTICE OF DEATH OF INSUREDS

                    Due Proof of Death must be furnished to Lincoln Life at the Administrative Office as soon as reasonably practicable after the death of each Insured. "Due Proof of Death" must be in proper written form and includes a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof of death satisfactory to Lincoln Life.

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PAYMENT OF DEATH BENEFIT PROCEEDS

                    The Death Benefit Proceeds under the Policy will ordinarily be paid within seven days, if in a lump sum, or in accordance with any Settlement Option selected by the Owner or the Beneficiary after receipt at the Administrative Office of Due Proof of Death of both Insureds. (See "SETTLEMENT OPTIONS.") The amount of the Death Benefit Proceeds under Option 2 will be determined as of the date of the Second Death. Payment of the Death Benefit Proceeds may be delayed if the Policy is contested or if Separate Account values cannot be determined.


                    We offer a checkbook service in which the Death Benefit proceeds are transfered into an interest-bearing account, in the Beneficiary's name as owner of the account. Your Beneficiary has quick access to the funds and is the only one authorized to transfer funds from the account. This service allows the Beneficiary additional time to decide how to manage Death Benefit Proceeds with the balance earning interest from the day the account is opened.


                    SETTLEMENT OPTIONS

                    There are several ways in which the Beneficiary may receive the Death Benefit Proceeds, or in which the Owner may choose to receive payments upon surrender of the Policy.

                    The Owner may elect a Settlement Option before the Second Death; after the Second Death, if the Owner has not irrevocably selected a Settlement Option, the Beneficiary may elect one of the Settlement Options. If no Settlement Option is selected, the Death Benefit Proceeds will be paid in a lump sum.

                    If the Policy is assigned as collateral security, Lincoln Life will pay any amount due the assignee in one lump sum. Any remaining Death Benefit Proceeds will be paid as elected.

                    A request to elect, change, or revoke a Settlement Option must be received in proper written form by the Administrative Office before payment of the lump sum or under any Settlement Option. The first payment under the Settlement Option selected will become payable on the date proceeds are settled under the option. Payments after the first payment will be made on the first day of each month. Once payments have begun, the Policy cannot be surrendered and neither the payee nor the Settlement Option may be changed.

                    There are at least four Settlement Options:

                        The first Settlement Option is an annuity for the lifetime of the payee.

                        The second Settlement Option is an annuity for the lifetime of the payee, with monthly payments guaranteed for 60, 120, 180, or 240 months.

                        Under the third Settlement Option, Lincoln Life makes monthly payments for a stated number of years, at least five but no more than thirty.

                        The fourth Settlement Option, provides that Lincoln Life pays interest annually on the sum left with Lincoln Life at a rate of at least 3% per year, and pays the amount on deposit on the payee's death.

                    Any other Settlement Option offered by Lincoln Life at the time of election may also be selected.

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POLICY LIQUIDITY


                    The Policy provides only limited liquidity. Subject to certain limitations, however, the Owner may borrow against the Surrender Value of the Policy, may make a partial surrender of some of the Surrender Value of the Policy and may fully surrender the Policy for its Surrender Value. Note, however, that in the earlier Policy Years, depending on the Premium Payments made, or if the Owner has requested a substantial reduction in Specified Amount, there may be little or no Surrender Value available.


                    POLICY LOANS

                    The Owner may at any time contract for Policy Loans up to an aggregate amount not to exceed 90% of the Surrender Value at the time a Policy Loan is made. It is a condition to securing a Policy Loan that the Owner execute a loan agreement and that the Policy be assigned to Lincoln Life free of any other assignments. The Loan Account is the account in which Policy indebtedness (outstanding Loans and interest) accrues once it is transferred out of the Fixed Account or Sub-Accounts. Interest on Policy Loans accrues at an annual rate of 8%, and loan interest is payable to Lincoln Life (for its account) once a year in arrears on each Policy Anniversary, or earlier upon full surrender or other payment of proceeds of a Policy.

                    The amount of a loan, plus any accrued but unpaid interest, is added to the outstanding Policy Loan balance. Unless paid in advance, any loan interest due will be transferred from the values in the Fixed Account and each Sub-Account, and treated as an additional Policy Loan, and added to the Loan Account Value.

                    During the first ten Policy Years, Lincoln Life's current practice is to credit interest to the Loan Account Value at an annual rate equal to the interest rate charged on the loan minus 1% (guaranteed not to exceed 2%). Beginning with the eleventh Policy Year, Lincoln Life's current practice is to credit interest at an annual rate equal to the interest rate charged on the loan, less 0% annually (guaranteed not to exceed 1%). In no case will the annual credited interest rate be less than 6% in each of the first ten Policy Years and 7% thereafter.

                    If the Net Accumulation Value is distributed among more than one of the Sub-Accounts, transfers from each for loans and loan interest will be made in proportion to the assets in each Sub-Account at that time, unless Lincoln Life is instructed otherwise in proper written form at the Administrative Office. Repayments on the loan and interest credited on the Loan Account Value will be allocated according to the most recent Premium Payment allocation at the time of the repayment.

                    A Policy Loan, whether or not repaid, affects the proceeds payable upon the Second Death and the Accumulation Value. The longer a Policy Loan is outstanding, the greater the effect is likely to be. While an outstanding Policy Loan reduces the amount of assets invested, depending on the investment results of the Sub-Accounts, the effect could be favorable or unfavorable.

                    If at any time the total indebtedness against the Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate without value subject to the conditions in the Grace Period Provision, unless the No Lapse Provision is in effect. (See "Lapse and Reinstatement.")

                    If a Policy lapses while a loan is outstanding, adverse tax consequences may result.

                                                                              33
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                    PARTIAL SURRENDER

                    You may make a partial surrender at any time before the Second Death by request to the Administrative Office in proper written form or by telephone, if telephone transactions have been authorized by the Owner. Each time you request a partial surrender of your Policy, we charge you 2% of the amount withdrawn not to exceed $25. Total partial surrenders may not exceed 90% of the Surrender Value of the Policy. Each partial surrender may not be less than $500. Partial surrenders are subject to other limitations as described below.

                    Partial surrenders may reduce the Specified Amount and, in each case, reduce the Death Benefit Proceeds. To the extent that a requested partial surrender would cause the Specified Amount to be less than $250,000, the partial surrender will not be permitted by Lincoln Life. In addition, if following a partial surrender and the corresponding decrease in the Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the surrender may be limited to the extent necessary to meet the federal tax law requirements.

                    The effect of partial surrenders on the Death Benefit Proceeds depends on the Death Benefit Option elected under the Policy. If Death Benefit Option 1 has been elected, a partial surrender would reduce the Accumulation Value and the Specified Amount. The reduction in the Specified Amount, which would reduce any past increases on a last in, first out basis, reduces the amount of the Death Benefit Proceeds.

                    If Death Benefit Option 2 has been elected, a partial surrender would reduce the Accumulation Value, but would not reduce the Specified Amount. The reduction in the Accumulation Value reduces the amount of the Death Benefit Proceeds.

                    If the Net Accumulation Value is distributed among more than one of the Sub-Accounts, surrenders from each will be made in proportion to the assets in each Sub-Account at the time of the surrender, unless Lincoln Life is instructed otherwise in proper written form at the Administrative Office. Lincoln Life may at its discretion decline any request for a partial surrender.

                    SURRENDER OF THE POLICY


                    You may surrender the Policy at any time. On surrender of the Policy, Lincoln Life will pay you, or assignee, the Surrender Value next computed after receipt of the request in proper written form at the Administrative Office. All coverage under the Policy will automatically terminate and may not be reinstated if the Owner makes a full surrender. Please note that if you surrender your Policy in its early years, you may receive little or no cash value.



                    We offer a personalized checkbook service for surrender of your Policy. Once your request is processed, proceeds are placed in an interest-bearing account in your name. You have complete access to your proceeds through check writing privileges. You have the choice of leaving proceeds in this account or you may write checks immediately -- even a check for the entire amount.


                    SURRENDER VALUE

                    The "Surrender Value" of a Policy is the amount the Owner can receive in a lump sum by surrendering the Policy. The Surrender Value is the Net Accumulation Value less the

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                    Surrender Charge. (See "Charges and Fees.") All or part of the Surrender Value may be applied to one or more of the Settlement Options. Surrender Values are illustrated in Appendix 2.

                    DEFERRAL OF PAYMENT AND TRANSFERS

                    Payment of loans or of the Surrender Value from any Sub-Accounts will be made within 7 days. Payment or transfer from the Fixed Account may be deferred up to six months at Lincoln Life's option. If Lincoln Life exercises its right to defer any payment from the Fixed Account, interest will accrue and be paid as required by law from the date the recipient would otherwise have been entitled to receive the payment.

ASSIGNMENT; CHANGE OF OWNERSHIP

                    While either Insured is living, the Owner may assign the Owner's rights in the Policy, including the right to change the beneficiary designation. The assignment must be in proper written form, signed by the Owner and recorded at the Administrative Office. No assignment will affect, or prejudice Lincoln Life as to, any payment made or action taken by Lincoln Life before it was recorded. Lincoln Life is not responsible for any assignment not submitted for recording, nor is Lincoln Life responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such indebtedness after recordation of any assignment.

                    Once recorded, the assignment remains effective until released by the assignee in proper written form. So long as an effective assignment remains outstanding, the Owner will not be permitted to take any action with respect to the Policy without the consent of the assignee in proper written form.

                    So long as either Insured is living, the Owner may name a new Owner by recording a change in ownership in proper written form at the Administrative Office. On recordation, the change will be effective as of the date of execution of the document of transfer or, if there is no such date, the date of recordation. No such change of ownership will affect, or prejudice Lincoln Life as to, any payment made or action taken by Lincoln Life before it was recorded. Lincoln Life may require that the Policy be submitted to it for endorsement before making a change.

LAPSE AND REINSTATEMENT

                    LAPSE OF A POLICY


                    Except as provided by the No Lapse Provision, if at any time the Net Accumulation Value is insufficient to pay the Monthly Deduction, the Policy is subject to lapse and automatic termination of all coverage under the Policy. The Net Accumulation Value may be insufficient to pay the cost of insurance



                    (1)because it has been exhausted by earlier deductions,


                    (2)due to poor investment performance,


                    (3)due to partial surrenders,


                    (4)due to indebtedness for Policy Loans,


                    (5)due to substantial reductions in Specified Amount,


                    (6)due to the terms of certain Riders added to the Policy,
                       or


                    (7)because of some combination of these factors.


                    If Lincoln Life has not received a Premium Payment or payment of indebtedness on Policy Loans necessary so that the Net Accumulation Value is sufficient to pay the

                    Monthly Deduction Amount on a Monthly Anniversary Day, Lincoln Life will send a written notice to the Owner and any assignee of record. The notice will state the amount of the Premium Payment or payment of indebtedness on Policy Loans necessary such that the Net Accumulation Value is at least equal to two times the Monthly Deduction Amount. If the minimum required amount set forth in the notice is not paid to Lincoln Life on or before the day that is the later of
                    (a) 31 days after the date of mailing of the notice, and
                    (b) 61 days after the date of the Monthly Anniversary Day with respect to which such notice was sent (together, the "Grace Period"), then the policy shall terminate and all coverage under the policy shall lapse without value. If the Second Death occurs during the Grace Period, Death Benefit Proceeds will be paid, but will be reduced, in addition to any other reductions, by any unpaid Monthly Deductions. If the Second Death occurs after the Policy has lapsed, no Death Benefit Proceeds will be paid.

                    NO LAPSE PROVISION

                    (Note: the No Lapse provision is not available in IL, MA, MD, NJ and TX).

                    The applicant must elect the No Lapse Provision at the time of application. There is an additional charge for this provision. If this provision is elected and if at each Monthly Anniversary Day the sum of all Premium Payments less any policy loans (including any accrued loan interest) and partial surrenders is at least equal to the sum of the No Lapse Premiums (the cumulative premium required to have been paid by each Monthly Anniversary Day, as indicated in the Policy Specifications) due since the Date of Issue of the Policy, the Policy will not lapse. A Grace Period will be allotted after each Monthly Anniversary Day on which insufficient premiums have been paid. The Grace Period is the later of (a) 31 days after the date of mailing of the notice (as explained above), and (b) 61 days after the date of the Monthly Anniversary Day with respect to which such notice was sent. The payment of sufficient additional premiums during the Grace Period will keep the No Lapse Provision in force.

                    The No Lapse Provision will be terminated if you fail to meet the premium requirements, if there is an increase in Specified Amount or if you change the Death Benefit Option. Once the No Lapse Provision terminates, it cannot be reinstated.

                    REINSTATEMENT OF A LAPSED POLICY

                    After the Policy has lapsed due to the failure to make a necessary payment before the end of an applicable Grace Period, and assuming the No Lapse Provision does not apply, it may be reinstated provided (a) it has not been surrendered, (b) there is an application for reinstatement in proper written form, (c) evidence of insurability of both insureds is furnished to Lincoln Life and it agrees to accept the risk, (d) Lincoln Life receives a payment sufficient to keep the Policy in force for at least two months, and (e) any accrued loan interest is paid. The effective date of the reinstated Policy shall be the Monthly Anniversary Day after the date on which Lincoln Life approves the application for reinstatement. Surrender Charges will be reinstated as of the Policy Year in which the Policy lapsed.

                    If the Policy is reinstated, such reinstatement is effective on the Monthly Anniversary Day following Lincoln Life approval. The Accumulation Value at reinstatement will be the Net Premium Payment then made less all Monthly Deductions due.

                    If the Surrender Value is not sufficient to cover the full Surrender Charge at the time of lapse, the remaining portion of the Surrender Charge will also be reinstated at the time of Policy reinstatement.

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
COMMUNICATIONS WITH LINCOLN LIFE

                    PROPER WRITTEN FORM

                    When ever this Prospectus refers to a communication "in proper written form," it means in writing, in form and substance reasonably satisfactory to Lincoln Life, received at the Administrative Office. You may also send your request by facsimile to the Administrative Office.


                    We will process your requests once we receive all letters, forms or other necessary documents, completed to our satisfaction. Proper written form may require, among other things, a signature guarantee or some other proof of authenticity. We do not generally require a signature guarantee, but may ask for one if it appears that your signature has changed, if the signature does not appear to be yours, if we have not received a properly completed application or confirmation of an application, or for other reasons to protect you and the Company.



                    RECEIPT OF WRITTEN COMMUNICATIONS



                    Once your Policy is in force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item in proper form at the mailing address that appears in this Prospectus. Planned periodic premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive in proper form before 4:00 p.m. Eastern time on a business day will normally be effective as of the end of that day, unless the transaction is scheduled to occur on another business day. If we receive your payment or request on or after 4:00 p.m. Eastern time on a business day, your payment or request will be effective as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.



                    Other forms, notices and requests are normally effective as of the next business day after we receive them in proper form, unless the transaction is scheduled to occur on another business day. Change of owner and beneficiary forms are effective as of the day you sign the change form, once we receive them in proper form.



                    TELEPHONE AND OTHER ELECTRONIC COMMUNICATIONS



                    We allow telephone and other electronic transactions only when you provide us proper written authorization. To effect a permitted transaction using the telephone or other electronic means, the Owner, or his/her authorized representative, may have to provide the following: Policy number, partial Social Security number, personal identification number (PIN), and/or such other information as we may require to verify the identity and authority of the caller. We disclaim all liability for losses and other consequences resulting from unauthorized or fraudulent telephone or electronic transactions. In addition, we are not responsible for the consequences of instructions that fail to reach us in a timely manner. The Company believes that the procedures as stated above are reasonable and acknowledges that, if it does not follow these procedures, it may be liable for such losses.



                    If you have been issued a PIN number to make telephone or other electronic transactions to your account, be careful not to give it out to anyone. We will not be responsible for its misuse or for improper or unauthorized account transactions using your PIN.

                    Please note that telephone, facsimile and/or Internet access may not always be available. Any telephone, facsimile or Internet hookup, whether it is yours, your service provider's or your agent's, can experience outages or slowdowns arising from a variety of causes not of our making. These outages or slowdowns may result in delayed or lost instructions from you, and we will not be responsible for these "failed" transmissions. If you are experiencing problems, you should send your request in writing to our Administrative Office.


OTHER POLICY PROVISIONS

                    ISSUANCE

                    A Policy may only be issued upon receipt of satisfactory evidence of insurability, and generally only when both Insureds are at least Age 18 but are less than Age 80.

                    DATE OF COVERAGE

                    The date of coverage will be the Date of Issue, provided both Insureds are alive and prior to any change in the health and insurability of the Insureds as represented in the application.

                    RIGHT TO EXCHANGE THE POLICY

                    The Owner may, within the first two Policy Years, exchange the Policy for a permanent life insurance policy then being offered by Lincoln Life. The benefits for the new policy will not vary with the investment experience of the Variable Account. The exchange must be elected within 24 months from the Date of Issue. No evidence of insurability will be required.

                    The Owner, the Insureds and the Beneficiary under the new policy will be the same as those under the exchanged Policy on the date of the exchange. The Accumulation Value under the new Policy will be equal to the Accumulation Value under the old Policy on the date the exchange request is received. The new policy will have a Death Benefit on the exchange date not more than the Death Benefit of the original Policy immediately prior to the exchange date. If the Accumulation Value is insufficient to support the Death Benefit, the Owner will be required to make additional Premium Payments in order to effect the exchange. The new Policy will have a Date of Issue and issue Ages as of the date of exchange. The initial Specified Amount and any increases in Specified Amount will have the same rate class as those of the original Policy. Any indebtedness may be transferred to the new policy.

                    The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two Policies. After adjustment, if any excess is owed the Owner, Lincoln Life will pay the excess to the Owner in cash. The exchange may be subject to federal income tax withholding.

                    If at any time while both Insureds are alive, a change in the Internal Revenue Code would result in a less favorable tax treatment of the Insurance provided under the policy or if the Insureds are legally divorced while the policy is in force, the Owner may exchange the policy for separate single life policies on each of the Insureds subject to the following conditions: (a) evidence of insurability satisfactory to Lincoln Life is furnished, (b) the amount of insurance of each new Policy is not larger than one half of the amount of insurance then in force under the policy, (c) the premium for each new policy is determined according to Lincoln Life's rates then in effect for that policy based on each Insured's then attained age and sex, and (d) any other requirements as determined by Lincoln Life are met. The new policy will not take effect until the date all such requirements are met.

                    INCONTESTABILITY

                    Lincoln Life will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the Policy has been in force for two years from the Date of Issue so long as both Insureds were alive during those two years. For any increase in Specified Amount requiring evidence of insurability, Lincoln Life will not contest payment of the Death Benefit Proceeds based on such an increase after it has been in force for two years from its effective date so long as both Insureds were alive during those two years.

                    MISSTATEMENT OF AGE OR GENDER

                    If the Age or gender of either of the Insureds has been misstated, the affected benefits will be adjusted. The amount of the Death Benefit Proceeds will be 1. multiplied by 2. and then the result added to 3. where:

                       1. is the Net Amount at Risk at the time of the Second Death;

                       2. is the ratio of the monthly Cost of Insurance applied
                          in the Policy month of death to the monthly Cost of Insurance that should have been applied at the true Age and gender in the Policy month of death; and

                       3. is the Accumulation Value at the time of the Second Death.

                    SUICIDE

                    If the Second Death is by suicide, while sane or insane, within two years from the Date of Issue, Lincoln Life will upon the Second Death pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the Second Death is by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, Lincoln Life will upon the Second Death pay no more than a refund of the monthly charges for the cost of such additional benefit.

                    NONPARTICIPATING POLICIES

                    These are nonparticipating Policies on which no dividends are payable. These Policies do not share in the profits or surplus earnings of Lincoln Life.

                    RIDERS


                    We may offer you Riders to the Policy from to time. Riders may alter the benefits or charges in your Policy, they may vary by state of issue, and their election may have tax consequences for you. Also, if you elect a particular Rider, it may restrict the term of your Policy, or of other Riders in force. Riders may be available other than those listed here. Consult your financial and tax advisers before adding Riders to, or deleting them from, your Policy.


TAX ISSUES


                    INTRODUCTION. The Federal income tax treatment of the policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

                    This discussion does not include all the Federal income tax rules that may affect you and your policy, and is not intended as tax advice. This discussion also does not address other Federal tax consequences such as estate, gift, and generation skipping transfer taxes, or any state and local income, estate, and inheritance tax consequences, associated with the policy. As a result, you should always consult a tax advisor about the application of federal and state tax rules to your individual situation.


                    TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL

                    TAX STATUS OF THE POLICY. Section 7702 of the Code establishes a statutory definition of life insurance for Federal tax purposes. We believe that the policy will meet the statutory definition of life insurance, which places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for Federal income tax purposes.

                    INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                    RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

                    NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your contract value until there is a distribution from your policy.

                    TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable.

                    If the death benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable

40
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                    to the death benefit which will be excludable from the
                    beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

                    TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your contract value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for Federal income tax purposes.

                    POLICIES WHICH ARE MECS

                    CHARACTERIZATION OF A POLICY AS A MEC. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test" under the tax law or if the policy is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven contract years.

                    TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from the policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

                    PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age
                    59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

                    SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

                    POLICIES WHICH ARE NOT MECS

                    TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

                    CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS. Section 7702 places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

                    TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all contract value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.

                    LAST SURVIVOR CONTRACT

                    Although we believe that the policy, when issued as a last survivor contract, complies with Section 7702 of the Code, the manner in which Section 7702 should be applied to last survivor contracts is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702 regarding this form of contract, there is necessarily some uncertainty whether a last survivor contract will meet the Section 7702 definition of a life insurance contract. As a result, we may need to return a portion of your premium (with earnings) and impose higher cost of insurance charges in the future.

                    Due to the coverage of more than one insured under the policy, there are special considerations in applying the 7-pay test. For example, a reduction in the death benefit at any time, such as may occur upon a partial surrender, may cause the policy to be a MEC. Also and more generally, the manner of applying the 7-pay test is somewhat uncertain in the case of policies covering more than one insured.

                    COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the Federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a contract year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the Federal tax definition of life insurance.

                    DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

                    FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

                    CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the contract, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

                    TAX STATUS OF LINCOLN LIFE

                    Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FAIR VALUE OF THE POLICY

                    It is sometimes necessary for tax and other reasons to determine the "fair value" of the Policy. The fair value of the Policy is measured differently for different purposes. It is not necessarily the same as the Accumulation Value or the Net Accumulation Value, although the amount of the Net Accumulation Value will typically be important in valuing the Policy for this purpose. For some but not all purposes, the fair value of the Policy may be the Surrender Value of the Policy. The fair value of the Policy may be impacted by developments other than the performance of the underlying investments. For example, without regard to any other factor, it increases as the Insureds grow older. Moreover, on the death of the first of the Insureds to die, it tends to increase significantly. The Owner should consult with his or her advisors for guidance as to the appropriate methodology for determining the fair value of the Policy for a particular purpose.

DIRECTORS AND OFFICERS OF LINCOLN LIFE

                    The following persons are Directors and Officers of Lincoln Life. Except as indicated below, the address of each is 1300 South Clinton Street, Fort Wayne, Indiana 46802 and each has been employed by Lincoln Life or its affiliates for more than five years.


                                    NAME, ADDRESS AND
                               POSITION(S) WITH REGISTRANT        PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------  ------------------------------------------
                            JON A. BOSCIA                       Chief Executive Officer and Chairman of
                            PRESIDENT AND DIRECTOR              the Board of Directors [3/01 -- present]
                            1500 Market Street                  Lincoln National Corporation; President
                            Suite 3900                          and Director [12/99 -- present] The
                            Philadelphia, PA 19102              Lincoln National Life Insurance Company.
                                                                Formerly: President, Chief Executive
                                                                Officer and Director [1/98 -- 3/01],
                                                                Lincoln National Corporation; President,
                                                                Chief Executive Officer and Director
                                                                [10/96 -- 1/98], The Lincoln National Life
                                                                Insurance Company.

                            JANET CHRZAN                        Senior Vice President and Chief Financial
                            SENIOR VICE PRESIDENT AND CHIEF     Officer [4/00 -- present], Formerly: Vice
                            FINANCIAL OFFICER                   President and Treasurer [8/95 -- 4/00],
                                                                The Lincoln National Life Insurance
                                                                Company.

                            JOHN H. GOTTA                       Chief Executive Officer of Life Insurance,
                            CHIEF EXECUTIVE OFFICER OF LIFE     Executive Vice President, Assistant
                            INSURANCE, EXECUTIVE VICE           Secretary and Director [12/99 -- present].
                            PRESIDENT, ASSISTANT SECRETARY AND  Formerly: Senior Vice President and
                            DIRECTOR                            Assistant Secretary [4/98 -- 12/99],
                            350 Church Street                   Senior Vice President [2/98 -- 4/98, Vice
                            Hartford, CT 06103                  President and General Manager [1/98 --
                                                                2/98], The Lincoln National Life Insurance
                                                                Company; Senior Vice President [3/96 --
                                                                12/97], Connecticut General Life Insurance
                                                                Company.

                            CHARLES E. HALDEMAN, JR.            Director [7/00 -- present], The Lincoln
                            DIRECTOR                            National Life Insurance Company;
                            One Commerce                        President, Chief Executive Officer and
                            2005 Market Street                  Director [1/00 -- present], Lincoln
                            Philadelphia, PA 19103              National Investment Companies,
                                                                Incorporated; President, Chief Executive
                                                                Officer and Director [1/00 -- present],
                                                                Delaware Management Holdings,
                                                                Incorporated; President and Director
                                                                [7/00 -- present], Lincoln Investment
                                                                Management, Incorporated. Formerly:
                                                                President and Chief Operating Officer
                                                                [2/98 -- 1/00], United Asset Management
                                                                Corporation; Director and Partner 1/85 --
                                                                12/99], Cooke & Bieler, Incorporated.

                            J. MICHAEL HEMP                     President and Director [7/97 -- present],
                            SENIOR VICE PRESIDENT               Lincoln Financial Advisors Incorporated;
                            350 Church Street                   Senior Vice President [formerly Vice
                            Hartford, CT 06103                  President] [10/95 -- present], The
                                                                Lincoln National Life Insurance Company.

                                    NAME, ADDRESS AND
                               POSITION(S) WITH REGISTRANT        PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------  ------------------------------------------
                            BARBARA S. KOWALCZYK                Senior Vice President, Corporation
                            DIRECTOR                            Planning [5/94 -- present], Lincoln
                            Centre Square                       National Corporation; Director and Member
                            West Tower                          of the Investment Committee [12/01 --
                            1500 Market Street                  present], The Lincoln National Life
                            Suite 3900                          Insurance Company, Senior Vice President
                            Philadelphia, PA 19102              and Director [present] Lincoln National
                                                                Management Corporation; Director
                                                                [present], Lincoln Life & Annuity Company
                                                                of New York.

                            GARY W. PARKER                      Senior Vice President and Chief Product
                            SENIOR VICE PRESIDENT AND CHIEF     Officer [3/00 -- present], Vice President,
                            PRODUCT OFFICER                     Product Management [7/98 -- 3/00], The
                            350 Church Street                   Lincoln National Life Insurance Company.
                            Hartford, CT 06103                  Formerly: Senior Vice President, Life
                                                                Products [10/97 -- 6/98], Vice President,
                                                                Marketing Services [9/89 -- 10/97], Life
                                                                of Virginia.

                            SEE YENG QUEK                       Chief Investment Officer and Director
                            CHIEF INVESTMENT OFFICER AND        [5/01 -- present], The Lincoln National
                            DIRECTOR                            Life Insurance Company; Senior Vice
                            One Commerce Square                 President [8/00 -- present], Delaware
                            Philadelphia, PA 19103              Investments. Formerly: Vice President
                                                                [2/93 -- 7/00], Conseco Capital
                                                                Management, Incorporated.

                            LORRY J. STENSRUD                   Chief Executive Officer of Annuities,
                            CHIEF EXECUTIVE OFFICER OF          Executive Vice President and Director
                            ANNUITIES, EXECUTIVE VICE           [6/00 -- present], The Lincoln National
                            PRESIDENT AND DIRECTOR              Life Insurance Company. Formerly:
                                                                President and Chief Executive Officer
                                                                [6/95 -- 6/00], Cova Life Insurance
                                                                (Xerox Life).

                            RICHARD C. VAUGHAN                  Executive Vice President and Chief
                            DIRECTOR                            Financial Officer [1/95 -- present],
                            Centre Square                       Formerly: Senior Vice President and Chief
                            West Tower                          Financial Officer [6/92 -- 1/95], Lincoln
                            1500 Market Street                  National Corporation.
                            Suite 3900
                            Philadelphia, PA 19102


DISTRIBUTION OF POLICIES

                    Lincoln Life intends to offer the Policy in all jurisdictions where it is licensed to do business. Lincoln Life, also the principal underwriter for the Policies, is registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The principal underwriter has responsibility for establishing a selling plan for the Policies. The principal business address of Lincoln Life is 1300 South Clinton Street, Fort Wayne, IN 46802.


                    The Policy may be sold by individuals who, in addition to being appointed as life insurance agents for the Company, are also registered representatives with broker-dealers who maintain selling agreements with us. Included among these broker-dealers are Lincoln Financial Advisors Corporation and Lincoln Financial Distributors, both of whom are our affiliates. Registered Representatives may receive commission and service fees up to 60% of first year premium, plus up to 5% of all other premiums paid. In lieu of premium-based commission, we may pay equivalent amounts over time, based on Accumulation Value. Registered Representatives are also eligible for cash bonuses and "non-cash compensation." The latter [as defined in NASD Conduct Rule 2820] includes such things as office space, computers, club credit, prizes, awards, training and education meetings.

                    Additionally, the broker-dealer may receive compensation on the first year premium and all additional premiums and/or reimbursements for portions of Policy sales expenses. In some situations, the broker-dealer may elect to share its commission or expense reimbursement allowance with the Registered Representative. Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices.



                    All compensation is paid from our resources, which include fees and charges imposed under the Policy.


CHANGES OF INVESTMENT POLICY

                    Lincoln Life may materially change the investment policy of the Separate Account. Lincoln Life must inform the Owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which shall disapprove it if deemed detrimental to the interests of the Owners or if it renders Lincoln Life's operations hazardous to the public. If an Owner objects, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by Lincoln Life on the life of the Insureds. The Owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. Lincoln Life will not require evidence of insurability for this conversion.

                    The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the Death Benefit of the Policy converted on the date of such conversion.

STATE REGULATION

                    Lincoln Life is subject to the laws of Indiana governing insurance companies and to regulation by the Indiana Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Lincoln Life for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Lincoln Life's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Lincoln Life's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the Indiana Department of Insurance. Such regulation does not, however, involve any supervision of management or investment practices or policies.

                    A blanket bond with a per event limit of $25 million and an annual policy aggregate limit of $50 million covers all of the officers and employees of the Company.

REPORTS TO OWNERS

                    Lincoln Life maintains Policy records and will mail to each Owner, at the last known address of record, an annual statement showing the amount of the current Death Benefit, the Accumulation Value, and Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in each Sub-Account and any Loan Account Value.

                    Owners will also be sent annual reports containing financial statements for the Separate Account and annual and semi-annual reports of the Funds as required by the 1940 Act.

                    Owners will receive statements of significant transactions such as: changes in Specified Amount or Death Benefit Option; transfers among Sub-Accounts; Premium Payments; loans and repayment of loans; reinstatement; and termination.

ADVERTISING

                    We are also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect our financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the Policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                    We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisement. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

LEGAL PROCEEDINGS

                    Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.


                    Lincoln Life has settled its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The settlement became final in 2001.


                    After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of Lincoln Life.

EXPERTS


                    The financial statements of the Separate Account and the statutory-basis financial statements of Lincoln Life appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports also appearing elsewhere in this Prospectus and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.


                    Actuarial matters included in this prospectus have been examined by Vaughn W. Robbins, FSA, as stated in the opinion filed as an Exhibit to the Registration Statement.

                    Legal matters in connection with the Policies described herein are being passed upon by Robert A. Picarello, Esq., as stated in the Opinion filed as an Exhibit to the Registration Statement.

REGISTRATION STATEMENT

                    A Registration Statement has been filed with the Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Separate Account, Lincoln Life, and the Policies offered hereby. Statements contained in this Prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

APPENDIX 1

                    CORRIDOR PERCENTAGES

ATTAINED AGE OF THE YOUNGER
INSURED (NEAREST BIRTHDAY)        CORRIDOR PERCENTAGE
---------------------------       -------------------
           0-40                           250%
            41                            243
            42                            236
            43                            229
            44                            222
            45                            215
            46                            209
            47                            203
            48                            197
            49                            191
            50                            185
            51                            178
            52                            171
            53                            164
            54                            157
            55                            150
            56                            146
            57                            142
            58                            138
            59                            134
            60                            130
            61                            128
            62                            126
            63                            124
            64                            122
            65                            120
            66                            119
            67                            118
            68                            117
            69                            116
            70                            115
            71                            113
            72                            111
            73                            109
            74                            107
           75-90                          105
            91                            104
            92                            103
            93                            102
            94                            101
           95-99                          100

APPENDIX 2

                    ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES, AND DEATH BENEFIT PROCEEDS


                    The illustrations in this Prospectus have been prepared to help show how values under the Policies change with investment performance. The illustrations show how Accumulation Values, Surrender Values and Death Benefit Proceeds under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. Actual returns will fluctuate over time and likely will be both positive and negative. The hypothetical gross investment rate of return may indeed average 0%, 6%, or 12% over a period of years. However, it may fluctuate above and below those averages throughout the years shown. In that case, the actual Accumulation Values, Surrender Values and Death Benefit Proceeds could be subtantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the Owner pays more than the stated Premium. The illustrations also assume there are no Policy Loans or Partial Surrenders, no additional Premium Payments are made other than shown, no Accumulation Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or Death Benefit Option, and that the No-Lapse Provision is not selected.



                    The amounts shown for the Accumulation Value, Surrender Value and Death Benefit Proceeds as of each Policy Anniversary reflect the fact that charges are made and expenses applied which lower investment return on the assets held in the Sub-Accounts. Daily charges are made against the assets of the Sub-Accounts for assuming mortality and expense risks. The current mortality and expense risk charges are equivalent to an annual effective rate of 0.80% of the daily net asset value of the Separate Account. The mortality and expense risk charge is guaranteed never to exceed an annual effective rate of 0.90% of the daily net asset value of the Separate Account. In addition, the amounts shown also reflect the deduction of Fund investment advisory fees and other expenses which will vary depending on which funding vehicle is chosen but which are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.86% of the daily net asset value of the Separate Account. This rate reflects an arithmetic average of total Fund portfolio annual expenses for the year ending December 31, 2001.



                    Considering charges for mortality and expense risks and the assumed Fund expenses, gross annual rates of 0%, 6% and 12% correspond to net investment experience at annual rates of -1.65%, 4.31% and 10.26% on a current basis, -1.74%, 4.20%
                    and 10.15% on a guaranteed basis.


                    The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection. Current values reflect current Cost of Insurance charges and guaranteed values reflect the maximum Cost of Insurance charges guaranteed in the Policy. The values shown are for Policies which are issued as preferred and standard. Policies issued on a substandard basis would result in lower Accumulation Values and Death Benefit Proceeds than those illustrated.

                    The illustrations also reflect the fact that the Company deducts a premium load of 8.0% from each Premium Payment.

                    The Surrender Values shown in the illustrations reflect the fact that the Company will deduct a Surrender Charge from the Policy's Accumulation Value for any Policy surrendered in full during the first fifteen Policy Years. Surrender Charges reflect, in part, age and Specified Amount, and are shown in the illustrations.

                    In addition, the illustrations reflect the fact that the Company deducts a monthly administrative charge at the beginning of each Policy Month. This monthly administrative expense charge is a flat dollar charge of $12.50 per month in the first year. Current values reflect a current flat dollar monthly administrative expense charge of $5 (and guaranteed values, $10) in subsequent Policy Years. The charge also includes $0.09 per $1,000 of Specified Amount during the first twenty Policy Years.

                    Upon request, the Company will furnish a comparable illustration based on the proposed insureds' ages, gender classification, smoking classification, risk classification and premium payment requested.

                                  MALE AGE 55/FEMALE AGE 55 NONSMOKER
                                  STANDARD -- $13,733 ANNUAL PREMIUM
                                  FACE AMOUNT $1,000,000
                                  DEATH BENEFIT OPTION 1


                                  GUARANTEED BASIS


                        PREMIUMS
                        ACCUMULATED                                                                           SURRENDER VALUE
  END OF                   AT              DEATH BENEFIT PROCEEDS            TOTAL ACCUMULATION VALUE        ANNUAL INVESTMENT
  POLICY                5% INTEREST      ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF          RETURN OF
   YEAR                 PER YEAR      GROSS 0%    GROSS 6%    GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%
         --               -------     ---------   ---------   ---------   -------    -------    ---------   -------    -------

          1                14,420     1,000,000   1,000,000   1,000,000    11,132     11,812      12,492          0          0
          2                29,560     1,000,000   1,000,000   1,000,000    21,936     23,982      26,110      8,670     10,716
          3                45,458     1,000,000   1,000,000   1,000,000    32,359     36,467      40,908     19,606     23,714
          4                62,150     1,000,000   1,000,000   1,000,000    42,380     49,251      56,978     30,174     37,045
          5                79,678     1,000,000   1,000,000   1,000,000    51,973     62,314      74,419     40,245     50,587

          6                98,081     1,000,000   1,000,000   1,000,000    61,103     75,631      93,335     49,991     64,519
          7               117,405     1,000,000   1,000,000   1,000,000    69,727     89,161     113,831     59,849     79,283
          8               137,695     1,000,000   1,000,000   1,000,000    77,782    102,847     136,011     69,139     94,204
          9               158,999     1,000,000   1,000,000   1,000,000    85,185    116,611     159,972     77,777    109,203
         10               181,369     1,000,000   1,000,000   1,000,000    91,842    130,360     185,823     85,669    124,186

         11               204,857     1,000,000   1,000,000   1,000,000    97,651    143,994     213,685     92,712    139,055
         12               229,519     1,000,000   1,000,000   1,000,000   102,507    157,409     243,709     98,803    153,704
         13               255,415     1,000,000   1,000,000   1,000,000   106,306    170,500     276,077    103,837    168,030
         14               282,605     1,000,000   1,000,000   1,000,000   108,944    183,163     311,018    107,709    181,929
         15               311,155     1,000,000   1,000,000   1,000,000   110,277    195,261     348,780    110,277    195,261

         20               476,799     1,000,000   1,000,000   1,000,000    87,200    237,632     590,684     87,200    237,632
         25               688,208             0   1,000,000   1,042,317         0    209,192     992,683          0    209,192
         30               958,025             0           0   1,748,039         0          0    1,664,799         0          0



  END OF
  POLICY                           SURRENDER
   YEAR                GROSS 12%   CHARGE
         --            ---------    ------
          1                   0     13,676
          2              12,844     13,266
          3              28,155     12,753
          4              44,772     12,206
          5              62,692     11,728
          6              82,223     11,112
          7             103,954      9,877
          8             127,368      8,643
          9             152,564      7,408
         10             179,649      6,173
         11             208,746      4,939
         12             240,004      3,704
         13             273,608      2,469
         14             309,783      1,235
         15             348,780          0
         20             590,684          0
         25             992,683          0
         30            1,664,799         0


All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates assumed. Guaranteed mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more than the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of guaranteed mortality and expense risk charges and
                                  (2) assumed Fund total expenses of 0.86% per year.

                                  MALE AGE 55/FEMALE AGE 55 NONSMOKER
                                  STANDARD -- $13,733 ANNUAL PREMIUM
                                  FACE AMOUNT $1,000,000
                                  DEATH BENEFIT OPTION 1


                                  CURRENT BASIS


                        PREMIUMS
                        ACCUMULATED                                                                           SURRENDER VALUE
  END OF                   AT              DEATH BENEFIT PROCEEDS            TOTAL ACCUMULATION VALUE        ANNUAL INVESTMENT
  POLICY                5% INTEREST      ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF          RETURN OF
   YEAR                 PER YEAR      GROSS 0%    GROSS 6%    GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%
         --               -------     ---------   ---------   ---------   -------    -------    ---------   -------    -------

          1                14,420     1,000,000   1,000,000   1,000,000    11,205     11,887      12,570          0          0
          2                29,560     1,000,000   1,000,000   1,000,000    22,291     24,355      26,500      9,025     11,088
          3                45,458     1,000,000   1,000,000   1,000,000    33,168     37,332      41,831     20,415     24,578
          4                62,150     1,000,000   1,000,000   1,000,000    43,836     50,837      58,703     31,630     38,630
          5                79,678     1,000,000   1,000,000   1,000,000    54,295     64,889      77,272     42,567     53,162

          6                98,081     1,000,000   1,000,000   1,000,000    64,543     79,508      97,708     53,431     68,396
          7               117,405     1,000,000   1,000,000   1,000,000    74,580     94,715     120,198     64,703     84,837
          8               137,695     1,000,000   1,000,000   1,000,000    84,404    110,529     144,951     75,761    101,887
          9               158,999     1,000,000   1,000,000   1,000,000    94,013    126,973     172,196     86,605    119,565
         10               181,369     1,000,000   1,000,000   1,000,000   103,403    144,069     202,186     97,230    137,895

         11               204,857     1,000,000   1,000,000   1,000,000   112,574    161,839     235,200    107,635    156,900
         12               229,519     1,000,000   1,000,000   1,000,000   121,445    180,237     271,483    117,741    176,533
         13               255,415     1,000,000   1,000,000   1,000,000   129,985    199,256     311,349    127,516    196,787
         14               282,605     1,000,000   1,000,000   1,000,000   138,123    218,858     355,123    136,888    217,623
         15               311,155     1,000,000   1,000,000   1,000,000   145,826    239,042     403,207    145,826    239,042

         20               476,799     1,000,000   1,000,000   1,000,000   174,178    346,566     725,201    174,178    346,566
         25               688,208     1,000,000   1,000,000   1,323,505   178,800    465,832    1,260,481   178,800    465,832
         30               958,025     1,000,000   1,000,000   2,232,563   119,123    580,482    2,126,251   119,123    580,482



  END OF
  POLICY                           SURRENDER
   YEAR                GROSS 12%   CHARGE
         --            ---------    ------
          1                   0     13,676
          2              13,234     13,266
          3              29,077     12,753
          4              46,497     12,206
          5              65,544     11,728
          6              86,595     11,112
          7             110,321      9,877
          8             136,309      8,643
          9             164,788      7,408
         10             196,012      6,173
         11             230,262      4,939
         12             267,779      3,704
         13             308,879      2,469
         14             353,888      1,235
         15             403,207          0
         20             725,201          0
         25            1,260,481         0
         30            2,126,251         0


All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more than the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of current mortality and expense risk charges and (2) assumed Fund total expenses of 0.86% per year.

                                  MALE AGE 65/FEMALE AGE 65 NONSMOKER
                                  STANDARD -- $21,655 ANNUAL PREMIUM
                                  FACE AMOUNT $1,000,000
                                  DEATH BENEFIT OPTION 1
                                  GUARANTEED BASIS



                         PREMIUMS
                        ACCUMULATED                                                                               SURRENDER VALUE
                            AT               DEATH BENEFIT PROCEEDS              TOTAL ACCUMULATION VALUE        ANNUAL INVESTMENT
  END OF                5% INTEREST       ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF           RETURN OF
POLICY YEAR              PER YEAR      GROSS 0%     GROSS 6%    GROSS 12%    GROSS 0%   GROSS 6%   GROSS 12%    GROSS 0%   GROSS 6%
         --             ----------    ----------   ----------   ----------   -------    --------   ----------   -------    --------

          1                 22,738     1,000,000    1,000,000    1,000,000    18,006     19,110        20,215         0          0
          2                 46,612     1,000,000    1,000,000    1,000,000    34,921     38,224        41,659    10,861     14,164
          3                 71,681     1,000,000    1,000,000    1,000,000    50,597     57,175        64,294    27,606     34,184
          4                 98,003     1,000,000    1,000,000    1,000,000    64,921     75,828        88,120    42,968     53,875
          5                125,640     1,000,000    1,000,000    1,000,000    77,763     94,029       113,134    56,880     73,146

          6                154,660     1,000,000    1,000,000    1,000,000    88,955    111,584       139,312    69,109     91,738
          7                185,131     1,000,000    1,000,000    1,000,000    98,263    128,232       166,585    80,623    110,592
          8                217,125     1,000,000    1,000,000    1,000,000   105,367    143,623       194,825    89,932    128,188
          9                250,719     1,000,000    1,000,000    1,000,000   109,845    157,303       223,840    96,614    144,072
         10                285,993     1,000,000    1,000,000    1,000,000   111,199    168,739       253,419   100,173    157,714

         11                323,030     1,000,000    1,000,000    1,000,000   108,881    177,346       283,362   100,060    168,526
         12                361,920     1,000,000    1,000,000    1,000,000   102,289    182,477       313,511    95,674    175,862
         13                402,753     1,000,000    1,000,000    1,000,000    90,773    183,429       343,769    86,363    179,019
         14                445,629     1,000,000    1,000,000    1,000,000    73,590    179,394       374,099    71,385    177,189
         15                490,648     1,000,000    1,000,000    1,000,000    49,770    169,327       404,462    49,770    169,327

         20                751,845             0            0    1,000,000         0          0       552,286         0          0
         25              1,085,207             0            0    1,000,000         0          0       709,313         0          0
         30              1,510,670             0            0    1,077,962         0          0     1,067,289         0          0



  END OF                            SURRENDER
POLICY YEAR            GROSS 12%    CHARGE
         --            ----------    ------
          1                     0    25,098
          2                17,599    24,060
          3                41,303    22,991
          4                66,167    21,953
          5                92,251    20,883
          6               119,467    19,845
          7               148,945    17,640
          8               179,389    15,435
          9               210,610    13,230
         10               242,393    11,025
         11               274,542     8,820
         12               306,896     6,615
         13               339,358     4,410
         14               371,894     2,205
         15               404,462         0
         20               552,286         0
         25               709,313         0
         30             1,067,289         0


All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates assumed. Guaranteed mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more than the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of guaranteed mortality and expense risk charges and
                                  (2) assumed Fund total expenses of 0.86% per year.

                                  MALE AGE 65/FEMALE AGE 65 NONSMOKER
                                  STANDARD -- $21,655 ANNUAL PREMIUM
                                  FACE AMOUNT $1,000,000
                                  DEATH BENEFIT OPTION 1
                                  CURRENT BASIS



                         PREMIUMS
                        ACCUMULATED                                                                               SURRENDER VALUE
                            AT               DEATH BENEFIT PROCEEDS              TOTAL ACCUMULATION VALUE        ANNUAL INVESTMENT
  END OF                5% INTEREST       ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF           RETURN OF
POLICY YEAR              PER YEAR      GROSS 0%     GROSS 6%    GROSS 12%    GROSS 0%   GROSS 6%   GROSS 12%    GROSS 0%   GROSS 6%
         --             ----------    ----------   ----------   ----------   -------    --------   ----------   -------    --------

          1                 22,738     1,000,000    1,000,000    1,000,000    18,312     19,427        20,541         0          0
          2                 46,612     1,000,000    1,000,000    1,000,000    36,260     39,625        43,124    12,200     15,565
          3                 71,681     1,000,000    1,000,000    1,000,000    53,771     60,550        67,876    30,781     37,559
          4                 98,003     1,000,000    1,000,000    1,000,000    70,831     82,210        95,001    48,878     60,257
          5                125,640     1,000,000    1,000,000    1,000,000    87,431    104,624       124,732    66,547     83,741

          6                154,660     1,000,000    1,000,000    1,000,000   103,562    127,812       157,327    83,717    107,966
          7                185,131     1,000,000    1,000,000    1,000,000   119,215    151,794       193,078   101,575    134,154
          8                217,125     1,000,000    1,000,000    1,000,000   134,380    176,593       232,306   118,945    161,158
          9                250,719     1,000,000    1,000,000    1,000,000   149,045    202,235       275,373   135,815    189,004
         10                285,993     1,000,000    1,000,000    1,000,000   163,197    228,744       322,684   152,171    217,719

         11                323,030     1,000,000    1,000,000    1,000,000   176,821    256,151       374,695   168,001    247,331
         12                361,920     1,000,000    1,000,000    1,000,000   189,441    284,062       431,562   182,826    277,447
         13                402,753     1,000,000    1,000,000    1,000,000   200,936    312,417       493,811   196,526    308,007
         14                445,629     1,000,000    1,000,000    1,000,000   210,944    340,956       561,931   208,739    338,751
         15                490,648     1,000,000    1,000,000    1,000,000   219,014    369,366       636,549   219,014    369,366

         20                751,845     1,000,000    1,000,000    1,203,829   213,721    500,674     1,146,503   213,721    500,674
         25              1,085,207     1,000,000    1,000,000    2,081,059   112,070    625,782     1,981,961   112,070    625,782
         30              1,510,670             0    1,000,000    3,364,345         0    751,256     3,331,035         0    751,256



  END OF                            SURRENDER
POLICY YEAR            GROSS 12%    CHARGE
         --            ----------    ------
          1                     0    25,098
          2                19,064    24,060
          3                44,886    22,991
          4                73,048    21,953
          5               103,848    20,883
          6               137,482    19,845
          7               175,437    17,640
          8               216,871    15,435
          9               262,143    13,230
         10               311,659    11,025
         11               365,875     8,820
         12               424,946     6,615
         13               489,401     4,410
         14               559,726     2,205
         15               636,549         0
         20             1,146,503         0
         25             1,981,961         0
         30             3,331,035         0


All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more than the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of current mortality and expense risk charges and (2) assumed Fund total expenses of 0.86% per year.

             Lincoln Life Flexible Premium Variable Life Account R

Lincoln Life Flexible Premium Variable Life Account R
Statement of Assets and Liabilities
December 31, 2001

                                        CONTRACT PURCHASES                  MORTALITY & EXPENSE     CONTRACT REDEMPTIONS
                                        DUE FROM THE LINCOLN                CHARGES PAYABLE TO THE  DUE TO THE LINCOLN
                                        NATIONAL LIFE                       LINCOLN NATIONAL LIFE   NATIONAL LIFE
SUBACCOUNT                 INVESTMENTS  INSURANCE COMPANY     TOTAL ASSETS  INSURANCE COMPANY       INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital
   Appreciation            $ 1,448,677         $ 1,847        $ 1,450,524           $   96                 $   --
AIM V.I. Diversified
   Income                      785,676           2,325            788,001               51                     --
AIM V.I. Growth             10,814,749          19,888         10,834,637              719                     --
AIM V.I. International
   Equity                    1,898,265             166          1,898,431              125                     --
AIM V.I. Value              14,507,890          10,398         14,518,288              963                     --
AFIS Growth Class 2         10,561,929          42,897         10,604,826              704                     --
AFIS Growth-Income
   Class 2                   8,066,789              31          8,066,820              535                     --
AFIS Global Small
   Capitalization
   Class 2                   1,127,978           1,679          1,129,657               75                     --
AFIS International
   Class 2                     164,601              --            164,601               11                     --
AVPSF Premier Growth            29,686              --             29,686                2                     --
AVPSF Growth and Income        424,375           5,257            429,632               28                     --
AVPSF AllianceBernstein
   Small Cap Value             135,634              --            135,634                9                     --
AVPSF Technology                30,338             185             30,523                2                     --
Baron Capital Asset
   Insurance Shares          1,665,596           3,596          1,669,192              110                     --
Deutsche VIT EAFE Equity
   Index                       761,008              --            761,008               50                  5,352
Deutsche VIT Equity 500
   Index                    19,839,707          29,393         19,869,100            1,320                     --
Deutsche VIT Small Cap
   Index                     1,457,418             854          1,458,272               96                     --
DGPF High Yield                937,178           1,065            938,243               61                     --
DGPF Devon                     152,836              --            152,836               10                     36
DGPF Emerging Markets          595,292              --            595,292               39                     95
DGPF Growth and Income          17,316              --             17,316                1                     --
DGPF Small Cap Value         5,616,202           1,760          5,617,962              371                     --
DGPF REIT                    1,441,994          11,605          1,453,599               95                     --
DGPF Trend                   8,136,161          18,132          8,154,293              540                     --
DGPF U.S. Growth                   985              --                985               --                     --
Fidelity VIP
   Equity-Income             3,009,064           4,348          3,013,412              199                     --
Fidelity VIP
   Equity-Income Service
   Class                       241,377           3,009            244,386               16                     --
Fidelity VIP Growth
   Service Class             3,460,322          34,750          3,495,072              231                     --
Fidelity VIP High Income
   Service Class             1,236,678           1,155          1,237,833               81                     --
Fidelity VIP Overseas
   Service Class                48,085              --             48,085                3                     --
Fidelity VIP II Asset
   Manager                     796,611           1,893            798,504               53                     --
Fidelity VIP II
   Contrafund Service
   Class                     6,713,374          25,935          6,739,309              444                     --
Fidelity VIP II
   Investment Grade Bond     2,714,091           5,478          2,719,569              177                     --
Fidelity VIP III Growth
   Opportunities Service
   Class                     1,369,745           3,519          1,373,264               91                     --

See accompanying notes.


SUBACCOUNT                 NET ASSETS
-------------------------
AIM V.I. Capital
   Appreciation            $ 1,450,428
AIM V.I. Diversified
   Income                      787,950
AIM V.I. Growth             10,833,918
AIM V.I. International
   Equity                    1,898,306
AIM V.I. Value              14,517,325
AFIS Growth Class 2         10,604,122
AFIS Growth-Income
   Class 2                   8,066,285
AFIS Global Small
   Capitalization
   Class 2                   1,129,582
AFIS International
   Class 2                     164,590
AVPSF Premier Growth            29,684
AVPSF Growth and Income        429,604
AVPSF AllianceBernstein
   Small Cap Value             135,625
AVPSF Technology                30,521
Baron Capital Asset
   Insurance Shares          1,669,082
Deutsche VIT EAFE Equity
   Index                       755,606
Deutsche VIT Equity 500
   Index                    19,867,780
Deutsche VIT Small Cap
   Index                     1,458,176
DGPF High Yield                938,182
DGPF Devon                     152,790
DGPF Emerging Markets          595,158
DGPF Growth and Income          17,315
DGPF Small Cap Value         5,617,591
DGPF REIT                    1,453,504
DGPF Trend                   8,153,753
DGPF U.S. Growth                   985
Fidelity VIP
   Equity-Income             3,013,213
Fidelity VIP
   Equity-Income Service
   Class                       244,370
Fidelity VIP Growth
   Service Class             3,494,841
Fidelity VIP High Income
   Service Class             1,237,752
Fidelity VIP Overseas
   Service Class                48,082
Fidelity VIP II Asset
   Manager                     798,451
Fidelity VIP II
   Contrafund Service
   Class                     6,738,865
Fidelity VIP II
   Investment Grade Bond     2,719,392
Fidelity VIP III Growth
   Opportunities Service
   Class                     1,373,173
See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statement of Assets and Liabilities (continued)
December 31, 2001

                                        CONTRACT PURCHASES                  MORTALITY & EXPENSE     CONTRACT REDEMPTIONS
                                        DUE FROM THE LINCOLN                CHARGES PAYABLE TO THE  DUE TO THE LINCOLN
                                        NATIONAL LIFE                       LINCOLN NATIONAL LIFE   NATIONAL LIFE
SUBACCOUNT                 INVESTMENTS  INSURANCE COMPANY     TOTAL ASSETS  INSURANCE COMPANY       INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------------
Janus Aspen
   Series Balanced         $ 7,545,726         $    --        $ 7,545,726           $  497                 $4,334
Janus Aspen
   Series Worldwide
   Growth                    8,017,291          56,623          8,073,914              530                     --
Janus Aspen
   Series Aggressive
   Growth Service Shares         3,421              --              3,421               --                     --
Janus Aspen
   Series Balanced
   Service Shares               50,269              --             50,269                3                     --
Janus Aspen
   Series Global
   Technology Service
   Shares                    2,098,346           3,837          2,102,183              140                     --
Janus Aspen
   Series Worldwide
   Growth Service Shares       131,980           3,905            135,885                9                     --
LN Aggressive Growth               990              --                990               --                     --
LN Bond                      9,434,750          74,281          9,509,031              617                     --
LN Capital Appreciation      2,548,497          22,254          2,570,751              169                     --
LN Equity-Income             2,269,295          29,483          2,298,778              151                     --
LN Global Asset
   Allocation                  140,485              --            140,485                9                      6
LN International                29,875              --             29,875                2                     --
LN Money Market             30,331,790           7,505         30,339,295            1,993                     --
LN Social Awareness            203,481           3,050            206,531               14                     --
MFS VIT Capital
   Opportunities                18,858              --             18,858                1                     --
MFS VIT Emerging Growth      6,741,095          18,638          6,759,733              449                     --
MFS VIT Total Return         6,976,585          19,969          6,996,554              459                     --
MFS VIT Utilities            5,061,449           7,522          5,068,971              333                     --
NB AMT Mid-Cap Growth        4,174,906          49,456          4,224,362              278                     --
NB AMT Partners              1,091,543              --          1,091,543               72                    574
NB AMT Regency                 168,023              --            168,023               11                     --
OCC Accumulation Global
   Equity                      566,854              --            566,854               37                    100
OCC Accumulation Managed     1,139,540             138          1,139,678               75                     --
Putnam VT Growth and
   Income Class IB               6,903              --              6,903               --                     --
Putnam VT Health Sciences
   Class IB                      4,656              --              4,656               --                     --
Templeton Asset Strategy       662,042              --            662,042               43                     --
Templeton International
   Securities                3,367,170           2,351          3,369,521              221                     --
Templeton International
   Securities Class 2        2,427,273           2,211          2,429,484              159                     --
Templeton Growth
   Securities                  352,729              --            352,729               24                    101
Templeton Growth
   Securities Class 2          654,941             872            655,813               44                     --
Franklin Small Cap              43,993              --             43,993                3                     --


SUBACCOUNT                 NET ASSETS
-------------------------
Janus Aspen
   Series Balanced         $ 7,540,895
Janus Aspen
   Series Worldwide
   Growth                    8,073,384
Janus Aspen
   Series Aggressive
   Growth Service Shares         3,421
Janus Aspen
   Series Balanced
   Service Shares               50,266
Janus Aspen
   Series Global
   Technology Service
   Shares                    2,102,043
Janus Aspen
   Series Worldwide
   Growth Service Shares       135,876
LN Aggressive Growth               990
LN Bond                      9,508,414
LN Capital Appreciation      2,570,582
LN Equity-Income             2,298,627
LN Global Asset
   Allocation                  140,470
LN International                29,873
LN Money Market             30,337,302
LN Social Awareness            206,517
MFS VIT Capital
   Opportunities                18,857
MFS VIT Emerging Growth      6,759,284
MFS VIT Total Return         6,996,095
MFS VIT Utilities            5,068,638
NB AMT Mid-Cap Growth        4,224,084
NB AMT Partners              1,090,897
NB AMT Regency                 168,012
OCC Accumulation Global
   Equity                      566,717
OCC Accumulation Managed     1,139,603
Putnam VT Growth and
   Income Class IB               6,903
Putnam VT Health Sciences
   Class IB                      4,656
Templeton Asset Strategy       661,999
Templeton International
   Securities                3,369,300
Templeton International
   Securities Class 2        2,429,325
Templeton Growth
   Securities                  352,604
Templeton Growth
   Securities Class 2          655,769
Franklin Small Cap              43,990

                                          AFFILIATED   NON-AFFILIATED
---------------------------------------------------------------------
Investments at Cost                       $63,197,218   $172,976,250
Investments at Market                      61,857,127    144,615,256

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statements of Operations
Years Ended December 31, 1999, 2000 and 2001

                      AIM           AIM                       AIM                                        AFIS        AFIS
                      V.I.          V.I.         AIM          V.I.           AIM           AFIS          GROWTH-     GLOBAL SMALL
                      CAPITAL       DIVERSIFIED  V.I.         INTERNATIONAL  V.I.          GROWTH        INCOME      CAPITALIZATION
                      APPRECIATION  INCOME       GROWTH       EQUITY         VALUE         CLASS 2       CLASS 2     CLASS 2
                      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended
   December 31, 1999
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income            $     939     $ 46,589    $     7,873    $     883    $    12,942   $        --   $      --      $     --
  - Dividends from
     net realized
     gains on
     investments          29,289           --        138,013        3,707         67,676            --          --            --
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)            (6,113)      (5,638)       (13,644)          --        (16,954)           --          --            --
  - SVUL (0.80% Fee
     Rate)                    --           --         (1,499)        (204)        (1,889)           --          --            --
                       ---------     --------    -----------    ---------    -----------   -----------   ---------      --------
NET INVESTMENT
   INCOME (LOSS)          24,115       40,951        130,743        4,386         61,775            --          --            --
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments          15,800      (17,904)        32,609          528         25,532            --          --            --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         365,138      (55,300)       625,753       31,276        685,386            --          --            --
--------------------   ---------     --------    -----------    ---------    -----------   -----------   ---------      --------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           380,938      (73,204)       658,362       31,804        710,918            --          --            --
--------------------   ---------     --------    -----------    ---------    -----------   -----------   ---------      --------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS     $ 405,053     $(32,253)   $   789,105    $  36,190    $   772,693   $        --   $      --      $     --
--------------------   =========     ========    ===========    =========    ===========   ===========   =========      ========
Year Ended December
   31, 2000
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income            $      --     $ 43,365    $       894    $   2,358    $    12,567   $        --   $      --      $     --
  - Dividends from
     net realized
     gains on
     investments          50,808           --        309,788       60,372        437,827            --          --            --
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)           (14,816)      (6,916)       (31,168)          --        (33,910)           --          --            --
  - SVUL (0.80% Fee
     Rate)                    --           --        (26,810)      (3,803)       (26,489)       (1,970)        (82)         (198)
  - SVUL II (0.80%
     Fee Rate)                --           --         (4,657)        (636)        (3,843)       (2,893)     (1,298)         (456)
                       ---------     --------    -----------    ---------    -----------   -----------   ---------      --------
NET INVESTMENT
   INCOME (LOSS)          35,992       36,449        248,047       58,291        386,152        (4,863)     (1,380)         (654)
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments          67,509      (25,167)        93,864      (15,625)        77,162        (5,269)       (519)       (1,359)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments        (376,248)     (15,576)    (2,697,924)    (219,275)    (2,061,661)     (184,729)     40,895       (28,584)
--------------------   ---------     --------    -----------    ---------    -----------   -----------   ---------      --------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS          (308,739)     (40,743)    (2,604,060)    (234,900)    (1,984,499)     (189,998)     40,376       (29,943)
--------------------   ---------     --------    -----------    ---------    -----------   -----------   ---------      --------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS     $(272,747)    $ (4,294)   $(2,356,013)   $(176,609)   $(1,598,347)  $  (194,861)  $  38,996      $(30,597)
--------------------   =========     ========    ===========    =========    ===========   ===========   =========      ========
Year Ended December
   31, 2001
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income            $ 116,632     $ 54,388    $    25,339    $   6,140    $    18,532   $    31,683   $  84,780      $  5,084
  - Dividends from
     net realized
     gains on
     investments              --           --             --       48,016        281,324     1,811,934     475,496        40,336
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)           (12,208)      (5,994)       (23,167)          --        (31,408)           --          --            --
  - SVUL (0.80% Fee
     Rate)                    --           --        (25,720)      (4,654)       (36,024)       (7,853)     (3,241)         (246)
  - SVUL II and SVUL
     II Elite (0.80%
     Fee Rate)                --           --        (28,661)      (7,457)       (31,023)      (44,104)    (32,940)       (4,842)
                       ---------     --------    -----------    ---------    -----------   -----------   ---------      --------
NET INVESTMENT
   INCOME (LOSS)         104,424       48,394        (52,209)      42,045        201,401     1,791,660     524,095        40,332
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments         (71,666)      (5,520)      (722,360)     (70,190)      (333,403)     (172,359)    (16,281)      (26,276)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments        (477,976)     (23,177)    (3,262,702)    (347,071)    (1,584,248)   (2,738,381)   (444,613)      (33,223)
--------------------   ---------     --------    -----------    ---------    -----------   -----------   ---------      --------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS          (549,642)     (28,697)    (3,985,062)    (417,261)    (1,917,651)   (2,910,740)   (460,894)      (59,499)
--------------------   ---------     --------    -----------    ---------    -----------   -----------   ---------      --------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS     $(445,218)    $ 19,697    $(4,037,271)   $(375,216)   $(1,716,250)  $(1,119,080)  $  63,201      $(19,167)
--------------------   =========     ========    ===========    =========    ===========   ===========   =========      ========

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statements of Operations (continued)
Years Ended December 31, 1999, 2000 and 2001

                                                             AVPSF                          BARON CAPITAL  DEUTSCHE
                      AFIS           AVPSF       AVPSF       ALLIANCEBERNSTEIN              ASSET          VIT
                      INTERNATIONAL  PREMIER     GROWTH AND  SMALL CAP          AVPSF       INSURANCE      EAFE
                      CLASS 2        GROWTH      INCOME      VALUE              TECHNOLOGY  SHARES         EQUITY INDEX
                      SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT         SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Year Ended
   December 31, 1999
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income              $   --         $ --       $   --         $   --          $  --       $     --      $   2,757
  - Dividends from
     net realized
     gains on
     investments             --           --           --             --             --             11          5,151
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)               --           --           --             --             --             --             --
  - SVUL (0.80% Fee
     Rate)                   --           --           --             --             --           (236)          (399)
                         ------         ----       ------         ------          -----       --------      ---------
NET INVESTMENT
   INCOME (LOSS)             --           --           --             --             --           (225)         7,509
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments             --           --           --             --             --          6,139            220
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             --           --           --             --             --         22,579         17,123
--------------------     ------         ----       ------         ------          -----       --------      ---------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS               --           --           --             --             --         28,718         17,343
--------------------     ------         ----       ------         ------          -----       --------      ---------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $   --         $ --       $   --         $   --          $  --       $ 28,493      $  24,852
--------------------     ======         ====       ======         ======          =====       ========      =========
Year Ended December
   31, 2000
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income              $   --         $ --       $   --         $   --          $  --       $    681      $      --
  - Dividends from
     net realized
     gains on
     investments             --           --           --             --             --             --          7,300
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)               --           --           --             --             --             --             --
  - SVUL (0.80% Fee
     Rate)                   --           --           --             --             --         (2,335)        (2,423)
  - SVUL II (0.80%
     Fee Rate)               --           --           --             --             --           (147)          (150)
                         ------         ----       ------         ------          -----       --------      ---------
NET INVESTMENT
   INCOME (LOSS)             --           --           --             --             --         (1,801)         4,727
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments             --           --           --             --             --          3,351         (1,035)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             --           --           --             --             --         (3,250)       (66,896)
--------------------     ------         ----       ------         ------          -----       --------      ---------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS               --           --           --             --             --            101        (67,931)
--------------------     ------         ----       ------         ------          -----       --------      ---------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $   --         $ --       $   --         $   --          $  --       $ (1,700)     $ (63,204)
--------------------     ======         ====       ======         ======          =====       ========      =========
Year Ended December
   31, 2001
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income              $   --         $ --       $   --         $   --          $  --       $     --      $      --
  - Dividends from
     net realized
     gains on
     investments             --           --           --             --             --          3,785             --
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)               --           --           --             --             --             --             --
  - SVUL (0.80% Fee
     Rate)                   --           --           --             --             --         (3,405)        (3,191)
  - SVUL II and SVUL
     II Elite (0.80%
     Fee Rate)             (150)         (28)        (397)          (121)           (11)        (3,723)        (2,843)
                         ------         ----       ------         ------          -----       --------      ---------
NET INVESTMENT
   INCOME (LOSS)           (150)         (28)        (397)          (121)           (11)        (3,343)        (6,034)
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments             47          186           34             47              1          9,207       (121,630)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          3,563          (32)       8,029          7,969           (957)       139,702        (84,208)
--------------------     ------         ----       ------         ------          -----       --------      ---------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            3,610          154        8,063          8,016           (956)       148,909       (205,838)
--------------------     ------         ----       ------         ------          -----       --------      ---------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $3,460         $126       $7,666         $7,895          $(967)      $145,566      $(211,872)
--------------------     ======         ====       ======         ======          =====       ========      =========

                      DEUTSCHE
                      VIT
                      EQUITY
                      500 INDEX
                      SUBACCOUNT
--------------------
Year Ended
   December 31, 1999
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income           $    62,072
  - Dividends from
     net realized
     gains on
     investments           29,190
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)            (38,431)
  - SVUL (0.80% Fee
     Rate)                 (4,725)
                      -----------
NET INVESTMENT
   INCOME (LOSS)           48,106
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments           72,816
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          981,969
--------------------  -----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS          1,054,785
--------------------  -----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $ 1,102,891
--------------------  ===========
Year Ended December
   31, 2000
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income           $     8,630
  - Dividends from
     net realized
     gains on
     investments               --
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)            (62,706)
  - SVUL (0.80% Fee
     Rate)                (35,428)
  - SVUL II (0.80%
     Fee Rate)             (2,980)
                      -----------
NET INVESTMENT
   INCOME (LOSS)          (92,484)
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments           84,482
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments       (1,476,899)
--------------------  -----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS         (1,392,417)
--------------------  -----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $(1,484,901)
--------------------  ===========
Year Ended December
   31, 2001
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income           $   177,309
  - Dividends from
     net realized
     gains on
     investments           18,481
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)            (62,687)
  - SVUL (0.80% Fee
     Rate)                (46,338)
  - SVUL II and SVUL
     II Elite (0.80%
     Fee Rate)            (34,182)
                      -----------
NET INVESTMENT
   INCOME (LOSS)           52,583
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments         (609,672)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments       (1,751,092)
--------------------  -----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS         (2,360,764)
--------------------  -----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $(2,308,181)
--------------------  ===========

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statements of Operations (continued)
Years Ended December 31, 1999, 2000 and 2001

                      DEUTSCHE
                      VIT                                 DGPF        DGPF        DGPF
                      SMALL       DGPF        DGPF        EMERGING    GROWTH AND  SMALL       DGPF        DGPF
                      CAP INDEX   HIGH YIELD  DEVON       MARKETS     INCOME      CAP VALUE   REIT        TREND
                      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
Year Ended
   December 31, 1999
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income            $    960    $  1,189    $    --    $   3,238      $ --      $  4,144    $    --    $        39
  - Dividends from
     net realized
     gains on
     investments          2,749          --         --           --        --         1,700         --             --
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)               --          --         --       (1,363)       --        (4,380)        --         (5,642)
  - SVUL (0.80% Fee
     Rate)                 (128)        (86)       (18)         (46)       --          (478)        (8)          (961)
                       --------    --------    -------    ---------      ----      --------    -------    -----------
NET INVESTMENT
   INCOME (LOSS)          3,581       1,103        (18)       1,829        --           986         (8)        (6,564)
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments            910        (350)        (4)       2,183        --         1,695         (2)        29,968
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          7,446        (300)       386       74,521        --       (25,551)        18        646,621
--------------------   --------    --------    -------    ---------      ----      --------    -------    -----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            8,356        (650)       382       76,704        --       (23,856)        16        676,589
--------------------   --------    --------    -------    ---------      ----      --------    -------    -----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS     $ 11,937    $    453    $   364    $  78,533      $ --      $(22,870)   $     8    $   670,025
--------------------   ========    ========    =======    =========      ====      ========    =======    ===========
Year Ended December
   31, 2000
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income            $     --    $  6,228    $   416    $   5,683      $ --      $ 15,922    $   144    $        --
  - Dividends from
     net realized
     gains on
     investments          3,401          --         --           --        --        19,881         --        180,082
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)               --          --         --       (1,744)       --        (9,127)        --        (18,357)
  - SVUL (0.80% Fee
     Rate)               (1,974)     (1,620)      (376)      (1,116)       --        (3,929)      (102)       (12,579)
  - SVUL II (0.80%
     Fee Rate)             (367)        (68)       (18)        (164)       --          (372)       (46)        (3,606)
                       --------    --------    -------    ---------      ----      --------    -------    -----------
NET INVESTMENT
   INCOME (LOSS)          1,060       4,540         22        2,659        --        22,375         (4)       145,540
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments         (1,413)     (4,896)      (289)       7,675        --        10,754        427         98,513
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments        (10,160)    (38,978)    (7,071)    (119,551)       --       309,757      6,339     (1,050,515)
--------------------   --------    --------    -------    ---------      ----      --------    -------    -----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS          (11,573)    (43,874)    (7,360)    (111,876)       --       320,511      6,766       (952,002)
--------------------   --------    --------    -------    ---------      ----      --------    -------    -----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS     $(10,513)   $(39,334)   $(7,338)   $(109,217)     $ --      $342,886    $ 6,762    $  (806,462)
--------------------   ========    ========    =======    =========      ====      ========    =======    ===========
Year Ended December
   31, 2001
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income            $  8,373    $ 34,491    $   429    $   2,355      $ --      $ 28,424    $ 6,014    $        --
  - Dividends from
     net realized
     gains on
     investments         67,408          --         --           --        --            --      1,237             --
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)               --          --         --       (1,256)       --       (14,654)        --        (14,390)
  - SVUL (0.80% Fee
     Rate)               (2,882)     (2,490)      (479)      (1,703)       --        (6,530)      (678)       (15,494)
  - SVUL II and SVUL
     II Elite (0.80%
     Fee Rate)           (5,394)     (1,755)      (213)      (1,430)       (4)       (9,464)    (4,241)       (22,823)
                       --------    --------    -------    ---------      ----      --------    -------    -----------
NET INVESTMENT
   INCOME (LOSS)         67,505      30,246       (263)      (2,034)       (4)       (2,224)     2,332        (52,707)
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments         (3,460)    (16,857)      (863)     (18,796)       --       107,763      4,235       (463,112)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments        (29,282)    (25,013)    (3,494)      29,704        (6)      348,312     60,638       (527,291)
--------------------   --------    --------    -------    ---------      ----      --------    -------    -----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS          (32,742)    (41,870)    (4,357)      10,908        (6)      456,075     64,873       (990,403)
--------------------   --------    --------    -------    ---------      ----      --------    -------    -----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS     $ 34,763    $(11,624)   $(4,620)   $   8,874      $(10)     $453,851    $67,205    $(1,043,110)
--------------------   ========    ========    =======    =========      ====      ========    =======    ===========

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statements of Operations (continued)
Years Ended December 31, 1999, 2000 and 2001

                                              FIDELITY                      FIDELITY
                                  FIDELITY    VIP            FIDELITY       VIP            FIDELITY       FIDELITY    FIDELITY
                      DGPF        VIP         EQUITY-        VIP            HIGH           VIP            VIP II      VIP II
                      U.S.        EQUITY-     INCOME         GROWTH         INCOME         OVERSEAS       ASSET       CONTRAFUND
                      GROWTH      INCOME      SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  MANAGER     SERVICE CLASS
                      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended
   December 31, 1999
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income              $--      $  11,959      $    --       $      --      $      --       $    --      $  8,457     $      --
  - Dividends from
     net realized
     gains on
     investments          --         26,436           --              --             --            --        10,712            --
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)            --        (11,234)          --              --             --            --        (3,211)           --
  - SVUL (0.80% Fee
     Rate)                --             --           --              --             --            --            --        (1,289)
                         ---      ---------      -------       ---------      ---------       -------      --------     ---------
NET INVESTMENT
   INCOME (LOSS)          --         27,161           --              --             --            --        15,958        (1,289)
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments          --          4,508           --              --             --            --           429           150
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          --          2,110           --              --             --            --        26,389        76,811
--------------------     ---      ---------      -------       ---------      ---------       -------      --------     ---------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            --          6,618           --              --             --            --        26,818        76,961
--------------------     ---      ---------      -------       ---------      ---------       -------      --------     ---------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $--      $  33,779      $    --       $      --      $      --       $    --      $ 42,776     $  75,672
--------------------     ===      =========      =======       =========      =========       =======      ========     =========
Year Ended December
   31, 2000
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income              $--      $  38,375      $    --       $      --      $      --       $    --      $ 17,485     $   4,121
  - Dividends from
     net realized
     gains on
     investments          --        144,574           --              --             --            --        41,193       149,580
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)            --        (19,207)          --              --             --            --        (5,161)           --
  - SVUL (0.80% Fee
     Rate)                --             --           --            (282)          (101)           --            --       (14,370)
  - SVUL II (0.80%
     Fee Rate)            --             --           --            (496)          (596)           --            --        (1,520)
                         ---      ---------      -------       ---------      ---------       -------      --------     ---------
NET INVESTMENT
   INCOME (LOSS)          --        163,742           --            (778)          (697)           --        53,517       137,811
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments          --        (13,578)          --          (4,891)        (2,166)           --        (2,662)      (10,028)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          --         59,449           --         (30,158)       (23,211)           --       (82,080)     (282,377)
--------------------     ---      ---------      -------       ---------      ---------       -------      --------     ---------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            --         45,871           --         (35,049)       (25,377)           --       (84,742)     (292,405)
--------------------     ---      ---------      -------       ---------      ---------       -------      --------     ---------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $--      $ 209,613      $    --       $ (35,827)     $ (26,074)      $    --      $(31,225)    $(154,594)
--------------------     ===      =========      =======       =========      =========       =======      ========     =========
Year Ended December
   31, 2001
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income              $--      $  48,962      $    --       $      --      $  81,825       $    --      $ 28,174     $  26,149
  - Dividends from
     net realized
     gains on
     investments          --        137,559           --          81,964             --            --        10,565       104,595
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)            --        (24,786)          --              --             --            --        (5,937)           --
  - SVUL (0.80% Fee
     Rate)                --             --           --          (1,332)          (518)           --            --       (19,698)
  - SVUL II and SVUL
     II Elite (0.80%
     Fee Rate)            (2)            --         (284)        (17,642)        (6,685)          (29)           --       (21,540)
                         ---      ---------      -------       ---------      ---------       -------      --------     ---------
NET INVESTMENT
   INCOME (LOSS)          (2)       161,735         (284)         62,990         74,622           (29)       32,802        89,506
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments           1        (56,198)          75         (25,967)       (19,840)           (6)      (12,353)     (104,844)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          82       (287,441)      12,248        (410,101)      (184,066)       (1,735)      (57,247)     (575,525)
--------------------     ---      ---------      -------       ---------      ---------       -------      --------     ---------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            83       (343,639)      12,323        (436,068)      (203,906)       (1,741)      (69,600)     (680,369)
--------------------     ---      ---------      -------       ---------      ---------       -------      --------     ---------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $81      $(181,904)     $12,039       $(373,078)     $(129,284)      $(1,770)     $(36,798)    $(590,863)
--------------------     ===      =========      =======       =========      =========       =======      ========     =========

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statements of Operations (continued)
Years Ended December 31, 1999, 2000 and 2001

                                                                          JANUS                           JANUS
                                  FIDELITY                   JANUS        ASPEN           JANUS           ASPEN
                      FIDELITY    VIP III        JANUS       ASPEN        SERIES          ASPEN           SERIES
                      VIP II      GROWTH         ASPEN       SERIES       AGGRESSIVE      SERIES          GLOBAL
                      INVESTMENT  OPPORTUNITIES  SERIES      WORLDWIDE    GROWTH          BALANCED        TECHNOLOGY
                      GRADE BOND  SERVICE CLASS  BALANCED    GROWTH       SERVICE SHARES  SERVICE SHARES  SERVICE SHARES
                      SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
Year Ended
   December 31, 1999
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income            $ 33,693     $      --    $  12,578   $         9       $--             $ --         $      --
  - Dividends from
     net realized
     gains on
     investments         10,570            --           --            --        --               --                --
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)          (12,471)           --           --            --        --               --                --
  - SVUL (0.80% Fee
     Rate)                   --          (143)      (1,685)       (1,133)       --               --                --
                       --------     ---------    ---------   -----------       ---             ----         ---------
NET INVESTMENT
   INCOME (LOSS)         31,792          (143)      10,893        (1,124)       --               --                --
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments        (12,166)        2,188        9,778        10,312        --               --                --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments        (49,719)        3,874       84,840       205,233        --               --                --
--------------------   --------     ---------    ---------   -----------       ---             ----         ---------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS          (61,885)        6,062       94,618       215,545        --               --                --
--------------------   --------     ---------    ---------   -----------       ---             ----         ---------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS     $(30,093)    $   5,919    $ 105,511   $   214,421       $--             $ --         $      --
--------------------   ========     =========    =========   ===========       ===             ====         =========
Year Ended December
   31, 2000
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income            $138,489     $   3,146    $ 173,599   $    73,386       $--             $ --         $  12,649
  - Dividends from
     net realized
     gains on
     investments             --        16,548      145,726       226,172        --               --                --
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)          (15,289)           --           --            --        --               --                --
  - SVUL (0.80% Fee
     Rate)                   --        (3,456)     (19,198)      (21,576)       --               --              (184)
  - SVUL II (0.80%
     Fee Rate)               --          (461)      (2,531)       (5,770)       --               --            (2,763)
                       --------     ---------    ---------   -----------       ---             ----         ---------
NET INVESTMENT
   INCOME (LOSS)        123,200        15,777      297,596       272,212        --               --             9,702
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments        (32,461)      (20,216)       5,137       (24,498)       --               --           (43,922)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         98,165      (113,173)    (413,206)   (1,252,940)       --               --          (520,667)
--------------------   --------     ---------    ---------   -----------       ---             ----         ---------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           65,704      (133,389)    (408,069)   (1,277,438)       --               --          (564,589)
--------------------   --------     ---------    ---------   -----------       ---             ----         ---------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS     $188,904     $(117,612)   $(110,473)  $(1,005,226)      $--             $ --         $(554,887)
--------------------   ========     =========    =========   ===========       ===             ====         =========
Year Ended December
   31, 2001
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income            $113,831     $   1,945    $ 181,217   $    38,947       $--             $430         $  12,561
  - Dividends from
     net realized
     gains on
     investments             --            --           --            --        --               --                --
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)          (21,113)           --           --            --        --               --                --
  - SVUL (0.80% Fee
     Rate)                   --        (5,191)     (28,314)      (26,177)       --               --              (518)
  - SVUL II and SVUL
     II Elite (0.80%
     Fee Rate)               --        (2,844)     (22,324)      (30,505)       (4)             (30)          (14,851)
                       --------     ---------    ---------   -----------       ---             ----         ---------
NET INVESTMENT
   INCOME (LOSS)         92,718        (6,090)     130,579       (17,735)       (4)             400            (2,808)
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments         61,292       (67,014)     (91,249)     (382,592)       --                1          (154,925)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         58,797       (79,445)    (359,075)   (1,456,562)       74              (51)         (759,436)
--------------------   --------     ---------    ---------   -----------       ---             ----         ---------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS          120,089      (146,459)    (450,324)   (1,839,154)       74              (50)         (914,361)
--------------------   --------     ---------    ---------   -----------       ---             ----         ---------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS     $212,807     $(152,549)   $(319,745)  $(1,856,889)      $70             $350         $(917,169)
--------------------   ========     =========    =========   ===========       ===             ====         =========

                      JANUS
                      ASPEN
                      SERIES
                      WORLDWIDE
                      GROWTH
                      SERVICE SHARES
                      SUBACCOUNT
--------------------
Year Ended
   December 31, 1999
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income               $   --
  - Dividends from
     net realized
     gains on
     investments              --
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)                --
  - SVUL (0.80% Fee
     Rate)                    --
                          ------
NET INVESTMENT
   INCOME (LOSS)              --
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments              --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              --
--------------------      ------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                --
--------------------      ------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS        $   --
--------------------      ======
Year Ended December
   31, 2000
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income               $   --
  - Dividends from
     net realized
     gains on
     investments              --
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)                --
  - SVUL (0.80% Fee
     Rate)                    --
  - SVUL II (0.80%
     Fee Rate)                --
                          ------
NET INVESTMENT
   INCOME (LOSS)              --
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments              --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              --
--------------------      ------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                --
--------------------      ------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS        $   --
--------------------      ======
Year Ended December
   31, 2001
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income               $   89
  - Dividends from
     net realized
     gains on
     investments              --
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)                --
  - SVUL (0.80% Fee
     Rate)                    --
  - SVUL II and SVUL
     II Elite (0.80%
     Fee Rate)               (73)
                          ------
NET INVESTMENT
   INCOME (LOSS)              16
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments             212
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           2,800
--------------------      ------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS             3,012
--------------------      ------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS        $3,028
--------------------      ======

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statements of Operations (continued)
Years Ended December 31, 1999, 2000 and 2001

                                                                        LN
                      LN                      LN            LN          GLOBAL                     LN          LN
                      AGGRESSIVE  LN          CAPITAL       EQUITY-     ASSET       LN             MONEY       SOCAL
                      GROWTH      BOND        APPRECIATION  INCOME      ALLOCATION  INTERNATIONAL  MARKET      AWARENESS
                      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Year Ended
   December 31, 1999
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income              $--       $ 30,770    $      --    $     238    $      8      $   --      $ 229,922    $    932
  - Dividends from
     net realized
     gains on
     investments          --             --           --           --          --          --             --          --
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)            --             --           --           --          --          --        (35,526)         --
  - SVUL (0.80% Fee
     Rate)                --         (1,702)        (499)        (202)        (40)         --         (4,113)       (103)
                         ---       --------    ---------    ---------    --------      ------      ---------    --------
NET INVESTMENT
   INCOME (LOSS)          --         29,068         (499)          36         (32)         --        190,283         829
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments          --           (961)       8,084        1,395           1          --             --       4,360
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          --        (28,119)      44,431        7,515       1,470          --             --       5,190
--------------------     ---       --------    ---------    ---------    --------      ------      ---------    --------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            --        (29,080)      52,515        8,910       1,471          --             --       9,550
--------------------     ---       --------    ---------    ---------    --------      ------      ---------    --------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $--       $    (12)   $  52,016    $   8,946    $  1,439      $   --      $ 190,283    $ 10,379
--------------------     ===       ========    =========    =========    ========      ======      =========    ========
Year Ended December
   31, 2000
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income              $--       $148,070    $      --    $   2,328    $     --      $   --      $ 404,962    $    934
  - Dividends from
     net realized
     gains on
     investments          --             --       50,237       65,284       1,660          --             --       9,143
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)            --             --           --           --          --          --        (25,523)         --
  - SVUL (0.80% Fee
     Rate)                --        (10,824)      (9,082)      (1,779)       (250)         --        (18,645)     (1,011)
  - SVUL II (0.80%
     Fee Rate)            --         (1,930)        (605)        (143)        (55)         --         (9,456)        (66)
                         ---       --------    ---------    ---------    --------      ------      ---------    --------
NET INVESTMENT
   INCOME (LOSS)          --        135,316       40,550       65,690       1,355          --        351,338       9,000
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments          --         (4,444)        (597)      (4,161)      1,209          --             --       3,559
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          --         60,484     (336,111)     (27,675)     (4,281)         --             --     (23,486)
--------------------     ---       --------    ---------    ---------    --------      ------      ---------    --------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            --         56,040     (336,708)     (31,836)     (3,072)         --             --     (19,927)
--------------------     ---       --------    ---------    ---------    --------      ------      ---------    --------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $--       $191,356    $(296,158)   $  33,854    $ (1,717)     $   --      $ 351,338    $(10,927)
--------------------     ===       ========    =========    =========    ========      ======      =========    ========
Year Ended December
   31, 2001
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income              $--       $363,402    $      --    $  23,107    $    533      $  257      $ 734,142    $  1,324
  - Dividends from
     net realized
     gains on
     investments          --             --      203,208       59,814       7,631          --             --      39,192
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)            --             --           --           --          --          --        (28,758)         --
  - SVUL (0.80% Fee
     Rate)                --        (18,778)      (9,695)      (3,363)       (348)         --        (22,006)       (896)
  - SVUL II and SVUL
     II Elite (0.80%
     Fee Rate)            (2)       (29,072)      (8,244)      (9,049)       (468)        (51)      (110,679)       (455)
                         ---       --------    ---------    ---------    --------      ------      ---------    --------
NET INVESTMENT
   INCOME (LOSS)          (2)       315,552      185,269       70,509       7,348         206        572,699      39,165
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments          --         27,918     (184,229)     (18,674)     (1,634)          8             --      (6,356)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          86         88,694     (683,395)    (139,909)    (11,765)      1,915             --     (49,993)
--------------------     ---       --------    ---------    ---------    --------      ------      ---------    --------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            86        116,612     (867,624)    (158,583)    (13,399)      1,923             --     (56,349)
--------------------     ---       --------    ---------    ---------    --------      ------      ---------    --------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $84       $432,164    $(682,355)   $ (88,074)   $ (6,051)     $2,129      $ 572,699    $(17,184)
--------------------     ===       ========    =========    =========    ========      ======      =========    ========

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statements of Operations (continued)
Years Ended December 31, 1999, 2000 and 2001

                                                              MFS VIT                  NB AMT
                      MFS VIT                MFS VIT          TOTAL       MFS VIT      MID-CAP     NB AMT      NB AMT
                      CAPITAL OPPORTUNITIES  EMERGING GROWTH  RETURN      UTILITIES    GROWTH      PARTNERS    REGENCY
                      SUBACCOUNT             SUBACCOUNT       SUBACCOUNT  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Year Ended
   December 31, 1999
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income                   $ --             $        --    $   7,732   $     7,132  $      --    $     --     $   --
  - Dividends from
     net realized
     gains on
     investments                --                      --       14,339        35,861         --          --         --
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)                  --                 (11,719)      (3,905)       (5,351)        --          --         --
  - SVUL (0.80% Fee
     Rate)                      --                    (986)        (483)         (304)       (54)        (74)        --
                              ----             -----------    ---------   -----------  ---------    --------     ------
NET INVESTMENT
   INCOME (LOSS)                --                 (12,705)      17,683        37,338        (54)        (74)        --
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments                --                  54,037          319         9,255         40          64         --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                --               1,352,531       (4,094)      209,232     11,917       1,746         --
--------------------          ----             -----------    ---------   -----------  ---------    --------     ------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                  --               1,406,568       (3,775)      218,487     11,957       1,810         --
--------------------          ----             -----------    ---------   -----------  ---------    --------     ------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS            $ --             $ 1,393,863    $  13,908   $   255,825  $  11,903    $  1,736     $   --
--------------------          ====             ===========    =========   ===========  =========    ========     ======
Year Ended December
   31, 2000
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income                   $ --             $        --    $  35,171   $    16,299  $      --    $  1,578     $   --
  - Dividends from
     net realized
     gains on
     investments                --                 263,470       33,866       122,866        122      33,563         --
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)                  --                 (24,181)      (7,510)      (10,956)        --          --         --
  - SVUL (0.80% Fee
     Rate)                      --                 (14,834)      (5,140)       (4,231)    (4,833)     (1,894)        --
  - SVUL II (0.80%
     Fee Rate)                  --                  (2,648)        (587)       (1,360)    (1,131)        (35)        --
                              ----             -----------    ---------   -----------  ---------    --------     ------
NET INVESTMENT
   INCOME (LOSS)                --                 221,807       55,800       122,618     (5,842)     33,212         --
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments                --                 304,540        3,604        50,114    (29,474)     (4,005)        --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                --              (1,898,104)     213,473       (64,231)  (152,324)    (21,056)        --
--------------------          ----             -----------    ---------   -----------  ---------    --------     ------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                  --              (1,593,564)     217,077       (14,117)  (181,798)    (25,061)        --
--------------------          ----             -----------    ---------   -----------  ---------    --------     ------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS            $ --             $(1,371,757)   $ 272,877   $   108,501  $(187,640)   $  8,151     $   --
--------------------          ====             ===========    =========   ===========  =========    ========     ======
Year Ended December
   31, 2001
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income                   $ --             $        --    $  81,908   $   139,298  $      --    $  1,790     $   --
  - Dividends from
     net realized
     gains on
     investments                --                 389,765      120,938       365,307         --      17,007         --
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)                  --                 (16,403)     (10,265)      (12,539)        --          --         --
  - SVUL (0.80% Fee
     Rate)                      --                 (16,277)     (10,125)       (7,674)    (6,565)     (3,282)        --
  - SVUL II and SVUL
     II Elite (0.80%
     Fee Rate)                 (10)                (15,634)     (15,493)      (16,152)   (15,428)     (2,874)      (139)
                              ----             -----------    ---------   -----------  ---------    --------     ------
NET INVESTMENT
   INCOME (LOSS)               (10)                341,451      166,963       468,240    (21,993)     12,641       (139)
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments                 3                (392,761)       6,059      (163,089)  (139,302)     (8,055)         8
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               515              (2,454,567)    (150,256)   (1,623,089)  (505,407)    (12,387)     8,519
--------------------          ----             -----------    ---------   -----------  ---------    --------     ------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                 518              (2,847,328)    (144,197)   (1,786,178)  (644,709)    (20,442)     8,527
--------------------          ----             -----------    ---------   -----------  ---------    --------     ------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS            $508             $(2,505,877)   $  22,766   $(1,317,938) $(666,702)   $ (7,801)    $8,388
--------------------          ====             ===========    =========   ===========  =========    ========     ======

                      OCC
                      ACCUMULATION
                      GLOBAL
                      EQUITY
                      SUBACCOUNT
--------------------
Year Ended
   December 31, 1999
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income            $   8,573
  - Dividends from
     net realized
     gains on
     investments          89,807
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)            (3,491)
  - SVUL (0.80% Fee
     Rate)                    --
                       ---------
NET INVESTMENT
   INCOME (LOSS)          94,889
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments           3,350
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           7,284
--------------------   ---------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            10,634
--------------------   ---------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS     $ 105,523
--------------------   =========
Year Ended December
   31, 2000
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income            $   6,163
  - Dividends from
     net realized
     gains on
     investments          73,977
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)            (5,742)
  - SVUL (0.80% Fee
     Rate)                    --
  - SVUL II (0.80%
     Fee Rate)                --
                       ---------
NET INVESTMENT
   INCOME (LOSS)          74,398
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments          (1,525)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         (41,614)
--------------------   ---------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           (43,139)
--------------------   ---------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS     $  31,259
--------------------   =========
Year Ended December
   31, 2001
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income            $      --
  - Dividends from
     net realized
     gains on
     investments           7,688
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)            (5,153)
  - SVUL (0.80% Fee
     Rate)                    --
  - SVUL II and SVUL
     II Elite (0.80%
     Fee Rate)                --
                       ---------
NET INVESTMENT
   INCOME (LOSS)           2,535
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments         (26,422)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         (84,777)
--------------------   ---------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS          (111,199)
--------------------   ---------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS     $(108,664)
--------------------   =========

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statements of Operations (continued)
Years Ended December 31, 1999, 2000 and 2001

                                    PUTNAM VT   PUTNAM VT                              TEMPLETON                  TEMPLETON
                      OCC           GROWTH AND  HEALTH      TEMPLETON   TEMPLETON      INTERNATIONAL  TEMPLETON   GROWTH
                      ACCUMULATION  INCOME      SCIENCES    ASSET       INTERNATIONAL  SECURITIES     GROWTH      SECURITIES
                      MANAGED       CLASS IB    CLASS IB    STRATEGY    SECURITIES     CLASS 2        SECURITIES  CLASS 2
                      SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Year Ended
   December 31, 1999
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income             $  5,941       $--         $--      $   3,047    $    28,066     $      --     $  1,084    $     --
  - Dividends from
     net realized
     gains on
     investments          13,331        --          --         16,954         97,494            --        5,017          --
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)            (5,724)       --          --         (1,438)       (13,463)           --         (874)         --
  - SVUL (0.80% Fee
     Rate)                    --        --          --             --             --          (475)          --         (27)
                        --------       ---         ---      ---------    -----------     ---------     --------    --------
NET INVESTMENT
   INCOME (LOSS)          13,548        --          --         18,563        112,097          (475)       5,227         (27)
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments             355        --          --            977          2,171           690          875           2
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           7,071        --          --         19,172        283,148        31,111       25,689       2,457
--------------------    --------       ---         ---      ---------    -----------     ---------     --------    --------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS             7,426        --          --         20,149        285,319        31,801       26,564       2,459
--------------------    --------       ---         ---      ---------    -----------     ---------     --------    --------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS      $ 20,974       $--         $--      $  38,712    $   397,416     $  31,326     $ 31,791    $  2,432
--------------------    ========       ===         ===      =========    ===========     =========     ========    ========
Year Ended December
   31, 2000
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income             $ 14,423       $--         $--      $   7,726    $    58,941     $   8,988     $  2,544    $    641
  - Dividends from
     net realized
     gains on
     investments          80,537        --          --         51,742        353,388        60,048       48,077      15,149
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)            (8,434)       --          --         (3,658)       (25,262)           --       (1,980)         --
  - SVUL (0.80% Fee
     Rate)                    --        --          --             --             --        (4,988)          --        (672)
  - SVUL II (0.80%
     Fee Rate)                --        --          --             --             --          (383)          --        (293)
                        --------       ---         ---      ---------    -----------     ---------     --------    --------
NET INVESTMENT
   INCOME (LOSS)          86,526        --          --         55,810        387,067        63,665       48,641      14,825
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments         (23,919)       --          --         (1,311)       (13,380)      (18,023)     (20,506)     (3,694)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          37,400        --          --        (58,130)      (457,681)      (49,106)     (10,667)     (7,366)
--------------------    --------       ---         ---      ---------    -----------     ---------     --------    --------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            13,481        --          --        (59,441)      (471,061)      (67,129)     (31,173)    (11,060)
--------------------    --------       ---         ---      ---------    -----------     ---------     --------    --------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS      $100,007       $--         $--      $  (3,631)   $   (83,994)    $  (3,464)    $ 17,468    $  3,765
--------------------    ========       ===         ===      =========    ===========     =========     ========    ========
Year Ended December
   31, 2001
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income             $ 26,993       $--         $--      $   9,418    $   101,899     $  46,861     $  5,898    $  4,161
  - Dividends from
     net realized
     gains on
     investments              --        --          --         61,383        763,386       368,553       49,155      37,342
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)            (9,113)       --          --         (5,335)       (26,111)           --       (2,351)         --
  - SVUL (0.80% Fee
     Rate)                    --        --          --             --             --        (7,111)          --      (1,167)
  - SVUL II and SVUL
     II Elite (0.80%
     Fee Rate)                --        (7)         (3)            --             --        (6,386)         (17)     (1,205)
                        --------       ---         ---      ---------    -----------     ---------     --------    --------
NET INVESTMENT
   INCOME (LOSS)          17,880        (7)         (3)        65,466        839,174       401,917       52,685      39,131
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments           3,014        (2)         --        (21,331)       (81,573)      (76,636)      (3,822)     (4,020)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         (84,941)       60          (6)      (117,658)    (1,326,884)     (597,983)     (53,356)    (24,970)
--------------------    --------       ---         ---      ---------    -----------     ---------     --------    --------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           (81,927)       58          (6)      (138,989)    (1,408,457)     (674,619)     (57,178)    (28,990)
--------------------    --------       ---         ---      ---------    -----------     ---------     --------    --------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS      $(64,047)      $51         $(9)     $ (73,523)   $  (569,283)    $(272,702)    $ (4,493)   $ 10,141
--------------------    ========       ===         ===      =========    ===========     =========     ========    ========


                      FRANKLIN
                      SMALL
                      CAP
                      SUBACCOUNT
--------------------
Year Ended
   December 31, 1999
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income             $  --
  - Dividends from
     net realized
     gains on
     investments           --
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)             --
  - SVUL (0.80% Fee
     Rate)                 --
                        -----
NET INVESTMENT
   INCOME (LOSS)           --
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments           --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           --
--------------------    -----
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS             --
--------------------    -----
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS      $  --
--------------------    =====
Year Ended December
   31, 2000
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income             $  --
  - Dividends from
     net realized
     gains on
     investments           --
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)             --
  - SVUL (0.80% Fee
     Rate)                 --
  - SVUL II (0.80%
     Fee Rate)             --
                        -----
NET INVESTMENT
   INCOME (LOSS)           --
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments           --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           --
--------------------    -----
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS             --
--------------------    -----
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS      $  --
--------------------    =====
Year Ended December
   31, 2001
Net Investment
   Income (Loss):
  - Dividends from
     investment
     income             $  --
  - Dividends from
     net realized
     gains on
     investments           --
Mortality and
   expense
   guarantees:
  - SVUL I (0.80%
     Fee Rate)             --
  - SVUL (0.80% Fee
     Rate)                 --
  - SVUL II and SVUL
     II Elite (0.80%
     Fee Rate)            (17)
                        -----
NET INVESTMENT
   INCOME (LOSS)          (17)
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments:
  - Net realized
     gain (loss) on
     investments            6
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          867
--------------------    -----
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            873
--------------------    -----
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS      $ 856
--------------------    =====

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statements of Changes in Net Assets
Years Ended December 31, 1999, 2000 and 2001

                           AIM           AIM                       AIM                                        AFIS
                           V.I.          V.I.         AIM          V.I.           AIM           AFIS          GROWTH-
                           CAPITAL       DIVERSIFIED  V.I.         INTERNATIONAL  V.I.          GROWTH        INCOME
                           APPRECIATION  INCOME       GROWTH       EQUITY         VALUE         CLASS 2       CLASS 2
                           SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                     $  305,529    $ 370,249   $   594,119   $       --    $   681,303   $        --   $       --
Changes From Operations:
  - Net investment income
     (loss)                     24,115       40,951       130,743        4,386         61,775            --           --
  - Net realized gain
     (loss) on
     investments                15,800      (17,904)       32,609          528         25,532            --           --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               365,138      (55,300)      625,753       31,276        685,386            --           --
-------------------------   ----------    ---------   -----------   ----------    -----------   -----------   ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  405,053      (32,253)      789,105       36,190        772,693            --           --
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases      815,226      497,713     3,707,852      143,720      4,349,013            --           --
  - Participant
     withdrawals               (81,998)     (55,562)     (238,920)      (8,941)      (297,522)           --           --
-------------------------   ----------    ---------   -----------   ----------    -----------   -----------   ----------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS           733,228      442,151     3,468,932      134,779      4,051,491            --           --
-------------------------   ----------    ---------   -----------   ----------    -----------   -----------   ----------
TOTAL INCREASE IN NET
   ASSETS                    1,138,281      409,898     4,258,037      170,969      4,824,184            --           --
-------------------------   ----------    ---------   -----------   ----------    -----------   -----------   ----------
NET ASSETS AT DECEMBER
   31, 1999                  1,443,810      780,147     4,852,156      170,969      5,505,487            --           --
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                     35,992       36,449       248,047       58,291        386,152        (4,863)      (1,380)
  - Net realized gain
     (loss) on
     investments                67,509      (25,167)       93,864      (15,625)        77,162        (5,269)        (519)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (376,248)     (15,576)   (2,697,924)    (219,275)    (2,061,661)     (184,729)      40,895
-------------------------   ----------    ---------   -----------   ----------    -----------   -----------   ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (272,747)      (4,294)   (2,356,013)    (176,609)    (1,598,347)     (194,861)      38,996
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases      843,318      223,702     8,239,098    1,204,279      7,707,210     3,116,019    1,138,513
  - Participant
     withdrawals              (196,335)    (296,588)   (1,031,952)    (106,635)    (1,070,110)     (204,665)     (70,683)
-------------------------   ----------    ---------   -----------   ----------    -----------   -----------   ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                646,983      (72,886)    7,207,146    1,097,644      6,637,100     2,911,354    1,067,830
-------------------------   ----------    ---------   -----------   ----------    -----------   -----------   ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS               374,236      (77,180)    4,851,133      921,035      5,038,753     2,716,493    1,106,826
-------------------------   ----------    ---------   -----------   ----------    -----------   -----------   ----------
NET ASSETS AT DECEMBER
   31, 2000                  1,818,046      702,967     9,703,289    1,092,004     10,544,240     2,716,493    1,106,826
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                    104,424       48,394       (52,209)      42,045        201,401     1,791,660      524,095
  - Net realized gain
     (loss) on
     investments               (71,666)      (5,520)     (722,360)     (70,190)      (333,403)     (172,359)     (16,281)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (477,976)     (23,177)   (3,262,702)    (347,071)    (1,584,248)   (2,738,381)    (444,613)
-------------------------   ----------    ---------   -----------   ----------    -----------   -----------   ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (445,218)      19,697    (4,037,271)    (375,216)    (1,716,250)   (1,119,080)      63,201
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases      347,620      131,362     6,349,760    1,407,177      7,264,164     9,948,994    7,536,914
  - Participant
     withdrawals              (270,020)     (66,076)   (1,181,860)    (225,659)    (1,574,829)     (942,285)    (640,656)
-------------------------   ----------    ---------   -----------   ----------    -----------   -----------   ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 77,600       65,286     5,167,900    1,181,518      5,689,335     9,006,709    6,896,258
-------------------------   ----------    ---------   -----------   ----------    -----------   -----------   ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              (367,618)      84,983     1,130,629      806,302      3,973,085     7,887,629    6,959,459
-------------------------   ----------    ---------   -----------   ----------    -----------   -----------   ----------
NET ASSETS AT DECEMBER
   31, 2001                 $1,450,428    $ 787,950   $10,833,918   $1,898,306    $14,517,325   $10,604,122   $8,066,285
-------------------------   ==========    =========   ===========   ==========    ===========   ===========   ==========

                           AFIS
                           GLOBAL SMALL
                           CAPITALIZATION
                           CLASS 2
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   1999                      $       --
Changes From Operations:
  - Net investment income
     (loss)                          --
  - Net realized gain
     (loss) on
     investments                     --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                     --
-------------------------    ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                        --
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases            --
  - Participant
     withdrawals                     --
-------------------------    ----------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                 --
-------------------------    ----------
TOTAL INCREASE IN NET
   ASSETS                            --
-------------------------    ----------
NET ASSETS AT DECEMBER
   31, 1999                          --
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                        (654)
  - Net realized gain
     (loss) on
     investments                 (1,359)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                (28,584)
-------------------------    ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   (30,597)
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases       502,433
  - Participant
     withdrawals                (24,626)
-------------------------    ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 477,807
-------------------------    ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                447,210
-------------------------    ----------
NET ASSETS AT DECEMBER
   31, 2000                     447,210
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                      40,332
  - Net realized gain
     (loss) on
     investments                (26,276)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                (33,223)
-------------------------    ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   (19,167)
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases       786,656
  - Participant
     withdrawals                (85,117)
-------------------------    ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 701,539
-------------------------    ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                682,372
-------------------------    ----------
NET ASSETS AT DECEMBER
   31, 2001                  $1,129,582
-------------------------    ==========

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statements of Changes in Net Assets (continued)
Years Ended December 31, 1999, 2000 and 2001

                                                                                                 BARON
                                                                  AVPSF                          CAPITAL      DEUTSCHE
                           AFIS           AVPSF       AVPSF       ALLIANCEBERNSTEIN              ASSET        VIT
                           INTERNATIONAL  PREMIER     GROWTH AND  SMALL CAP          AVPSF       INSURANCE    EAFE
                           CLASS 2        GROWTH      INCOME      VALUE              TECHNOLOGY  SHARES       EQUITY INDEX
                           SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT         SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                      $     --      $    --     $     --       $     --        $    --    $       --    $      --
Changes From Operations:
  - Net investment income
     (loss)                        --           --           --             --             --          (225)       7,509
  - Net realized gain
     (loss) on
     investments                   --           --           --             --             --         6,139          220
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                   --           --           --             --             --        22,579       17,123
-------------------------    --------      -------     --------       --------        -------    ----------    ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                      --           --           --             --             --        28,493       24,852
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases          --           --           --             --             --       208,725      155,932
  - Participant
     withdrawals                   --           --           --             --             --       (14,375)      (7,461)
-------------------------    --------      -------     --------       --------        -------    ----------    ---------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS               --           --           --             --             --       194,350      148,471
-------------------------    --------      -------     --------       --------        -------    ----------    ---------
TOTAL INCREASE IN NET
   ASSETS                          --           --           --             --             --       222,843      173,323
-------------------------    --------      -------     --------       --------        -------    ----------    ---------
NET ASSETS AT DECEMBER
   31, 1999                        --           --           --             --             --       222,843      173,323
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                        --           --           --             --             --        (1,801)       4,727
  - Net realized gain
     (loss) on
     investments                   --           --           --             --             --         3,351       (1,035)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                   --           --           --             --             --        (3,250)     (66,896)
-------------------------    --------      -------     --------       --------        -------    ----------    ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                      --           --           --             --             --        (1,700)     (63,204)
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases          --           --           --             --             --       283,971      393,774
  - Participant
     withdrawals                   --           --           --             --             --       (36,987)     (45,244)
-------------------------    --------      -------     --------       --------        -------    ----------    ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                    --           --           --             --             --       246,984      348,530
-------------------------    --------      -------     --------       --------        -------    ----------    ---------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                   --           --           --             --             --       245,284      285,326
-------------------------    --------      -------     --------       --------        -------    ----------    ---------
NET ASSETS AT DECEMBER
   31, 2000                        --           --           --             --             --       468,127      458,649
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                      (150)         (28)        (397)          (121)           (11)       (3,343)      (6,034)
  - Net realized gain
     (loss) on
     investments                   47          186           34             47              1         9,207     (121,630)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                3,563          (32)       8,029          7,969           (957)      139,702      (84,208)
-------------------------    --------      -------     --------       --------        -------    ----------    ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   3,460          126        7,666          7,895           (967)      145,566     (211,872)
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases     164,211       31,335      434,726        129,048         31,729     1,190,532      864,209
  - Participant
     withdrawals               (3,081)      (1,777)     (12,788)        (1,318)          (241)     (135,143)    (355,380)
-------------------------    --------      -------     --------       --------        -------    ----------    ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               161,130       29,558      421,938        127,730         31,488     1,055,389      508,829
-------------------------    --------      -------     --------       --------        -------    ----------    ---------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              164,590       29,684      429,604        135,625         30,521     1,200,955      296,957
-------------------------    --------      -------     --------       --------        -------    ----------    ---------
NET ASSETS AT DECEMBER
   31, 2001                  $164,590      $29,684     $429,604       $135,625        $30,521    $1,669,082    $ 755,606
-------------------------    ========      =======     ========       ========        =======    ==========    =========


                           DEUTSCHE
                           VIT
                           EQUITY
                           500 INDEX
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   1999                    $ 1,417,308
Changes From Operations:
  - Net investment income
     (loss)                     48,106
  - Net realized gain
     (loss) on
     investments                72,816
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               981,969
-------------------------  -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                1,102,891
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases    7,967,537
  - Participant
     withdrawals              (490,279)
-------------------------  -----------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS         7,477,258
-------------------------  -----------
TOTAL INCREASE IN NET
   ASSETS                    8,580,149
-------------------------  -----------
NET ASSETS AT DECEMBER
   31, 1999                  9,997,457
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                    (92,484)
  - Net realized gain
     (loss) on
     investments                84,482
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments            (1,476,899)
-------------------------  -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS               (1,484,901)
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases    7,956,703
  - Participant
     withdrawals            (1,439,691)
-------------------------  -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS              6,517,012
-------------------------  -----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS             5,032,111
-------------------------  -----------
NET ASSETS AT DECEMBER
   31, 2000                 15,029,568
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                     52,583
  - Net realized gain
     (loss) on
     investments              (609,672)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments            (1,751,092)
-------------------------  -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS               (2,308,181)
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases   10,307,678
  - Participant
     withdrawals            (3,161,285)
-------------------------  -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS              7,146,393
-------------------------  -----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS             4,838,212
-------------------------  -----------
NET ASSETS AT DECEMBER
   31, 2001                $19,867,780
-------------------------  ===========

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statements of Changes in Net Assets (continued)
Years Ended December 31, 1999, 2000 and 2001

                           DEUTSCHE
                           VIT                                  DGPF        DGPF        DGPF
                           SMALL        DGPF        DGPF        EMERGING    GROWTH AND  SMALL        DGPF         DGPF
                           CAP INDEX    HIGH YIELD  DEVON       MARKETS     INCOME      CAP VALUE    REIT         TREND
                           SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                    $       --    $     --    $     --   $ 134,435    $    --    $  292,549   $       --   $   376,942
Changes From Operations:
  - Net investment income
     (loss)                     3,581       1,103         (18)      1,829         --           986           (8)       (6,564)
  - Net realized gain
     (loss) on
     investments                  910        (350)         (4)      2,183         --         1,695           (2)       29,968
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                7,446        (300)        386      74,521         --       (25,551)          18       646,621
-------------------------  ----------    --------    --------   ---------    -------    ----------   ----------   -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  11,937         453         364      78,533         --       (22,870)           8       670,025
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases     163,391     177,779      32,143      90,190         --       949,742        4,509     1,479,071
  - Participant
     withdrawals              (68,111)     (6,221)     (1,031)    (10,745)        --       (67,363)        (412)      (75,971)
-------------------------  ----------    --------    --------   ---------    -------    ----------   ----------   -----------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS           95,280     171,558      31,112      79,445         --       882,379        4,097     1,403,100
-------------------------  ----------    --------    --------   ---------    -------    ----------   ----------   -----------
TOTAL INCREASE IN NET
   ASSETS                     107,217     172,011      31,476     157,978         --       859,509        4,105     2,073,125
-------------------------  ----------    --------    --------   ---------    -------    ----------   ----------   -----------
NET ASSETS AT DECEMBER
   31, 1999                   107,217     172,011      31,476     292,413         --     1,152,058        4,105     2,450,067
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                     1,060       4,540          22       2,659         --        22,375           (4)      145,540
  - Net realized gain
     (loss) on
     investments               (1,413)     (4,896)       (289)      7,675         --        10,754          427        98,513
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (10,160)    (38,978)     (7,071)   (119,551)        --       309,757        6,339    (1,050,515)
-------------------------  ----------    --------    --------   ---------    -------    ----------   ----------   -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (10,513)    (39,334)     (7,338)   (109,217)        --       342,886        6,762      (806,462)
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases     668,438     150,858      42,927     402,788         --     1,327,730      111,478     4,714,153
  - Participant
     withdrawals              (60,960)    (24,168)     (6,109)   (174,501)        --      (255,393)      (7,947)     (464,999)
-------------------------  ----------    --------    --------   ---------    -------    ----------   ----------   -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               607,478     126,690      36,818     228,287         --     1,072,337      103,531     4,249,154
-------------------------  ----------    --------    --------   ---------    -------    ----------   ----------   -----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              596,965      87,356      29,480     119,070         --     1,415,223      110,293     3,442,692
-------------------------  ----------    --------    --------   ---------    -------    ----------   ----------   -----------
NET ASSETS AT DECEMBER
   31, 2000                   704,182     259,367      60,956     411,483         --     2,567,281      114,398     5,892,759
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                    67,505      30,246        (263)     (2,034)        (4)       (2,224)       2,332       (52,707)
  - Net realized gain
     (loss) on
     investments               (3,460)    (16,857)       (863)    (18,796)        --       107,763        4,235      (463,112)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (29,282)    (25,013)     (3,494)     29,704         (6)      348,312       60,638      (527,291)
-------------------------  ----------    --------    --------   ---------    -------    ----------   ----------   -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  34,763     (11,624)     (4,620)      8,874        (10)      453,851       67,205    (1,043,110)
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases     851,117     763,171     105,808     347,789     17,420     3,176,204    1,375,433     4,277,952
  - Participant
     withdrawals             (131,886)    (72,732)     (9,354)   (172,988)       (95)     (579,745)    (103,532)     (973,848)
-------------------------  ----------    --------    --------   ---------    -------    ----------   ----------   -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               719,231     690,439      96,454     174,801     17,325     2,596,459    1,271,901     3,304,104
-------------------------  ----------    --------    --------   ---------    -------    ----------   ----------   -----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              753,994     678,815      91,834     183,675     17,315     3,050,310    1,339,106     2,260,994
-------------------------  ----------    --------    --------   ---------    -------    ----------   ----------   -----------
NET ASSETS AT DECEMBER
   31, 2001                $1,458,176    $938,182    $152,790   $ 595,158    $17,315    $5,617,591   $1,453,504   $ 8,153,753
-------------------------  ==========    ========    ========   =========    =======    ==========   ==========   ===========

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statements of Changes in Net Assets (continued)
Years Ended December 31, 1999, 2000 and 2001

                                                     FIDELITY                      FIDELITY
                                       FIDELITY      VIP            FIDELITY       VIP            FIDELITY       FIDELITY
                           DGPF        VIP           EQUITY-        VIP            HIGH           VIP            VIP II
                           U.S.        EQUITY-       INCOME         GROWTH         INCOME         OVERSEAS       ASSET
                           GROWTH      INCOME        SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  MANAGER
                           SUBACCOUNT  SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                       $ --      $  667,515     $     --      $       --     $       --       $    --      $237,119
Changes From Operations:
  - Net investment income
     (loss)                     --          27,161           --              --             --            --        15,958
  - Net realized gain
     (loss) on
     investments                --           4,508           --              --             --            --           429
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                --           2,110           --              --             --            --        26,389
-------------------------     ----      ----------     --------      ----------     ----------       -------      --------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   --          33,779           --              --             --            --        42,776
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases       --       1,583,764           --              --             --            --       289,746
  - Participant
     withdrawals                --        (153,328)          --              --             --            --       (34,860)
-------------------------     ----      ----------     --------      ----------     ----------       -------      --------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS            --       1,430,436           --              --             --            --       254,886
-------------------------     ----      ----------     --------      ----------     ----------       -------      --------
TOTAL INCREASE IN NET
   ASSETS                       --       1,464,215           --              --             --            --       297,662
-------------------------     ----      ----------     --------      ----------     ----------       -------      --------
NET ASSETS AT DECEMBER
   31, 1999                     --       2,131,730           --              --             --            --       534,781
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                     --         163,742           --            (778)          (697)           --        53,517
  - Net realized gain
     (loss) on
     investments                --         (13,578)          --          (4,891)        (2,166)           --        (2,662)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                --          59,449           --         (30,158)       (23,211)           --       (82,080)
-------------------------     ----      ----------     --------      ----------     ----------       -------      --------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   --         209,613           --         (35,827)       (26,074)           --       (31,225)
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases       --         647,749           --       1,157,033        644,227            --       226,493
  - Participant
     withdrawals                --        (293,222)          --         (60,256)       (38,857)           --       (40,195)
-------------------------     ----      ----------     --------      ----------     ----------       -------      --------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 --         354,527           --       1,096,777        605,370            --       186,298
-------------------------     ----      ----------     --------      ----------     ----------       -------      --------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                --         564,140           --       1,060,950        579,296            --       155,073
-------------------------     ----      ----------     --------      ----------     ----------       -------      --------
NET ASSETS AT DECEMBER
   31, 2000                     --       2,695,870           --       1,060,950        579,296            --       689,854
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                     (2)        161,735         (284)         62,990         74,622           (29)       32,802
  - Net realized gain
     (loss) on
     investments                 1         (56,198)          75         (25,967)       (19,840)           (6)      (12,353)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                82        (287,441)      12,248        (410,101)      (184,066)       (1,735)      (57,247)
-------------------------     ----      ----------     --------      ----------     ----------       -------      --------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   81        (181,904)      12,039        (373,078)      (129,284)       (1,770)      (36,798)
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases      999         723,221      237,930       3,115,389        908,403        54,003       191,641
  - Participant
     withdrawals               (95)       (223,974)      (5,599)       (308,420)      (120,663)       (4,151)      (46,246)
-------------------------     ----      ----------     --------      ----------     ----------       -------      --------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                904         499,247      232,331       2,806,969        787,740        49,852       145,395
-------------------------     ----      ----------     --------      ----------     ----------       -------      --------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS               985         317,343      244,370       2,433,891        658,456        48,082       108,597
-------------------------     ----      ----------     --------      ----------     ----------       -------      --------
NET ASSETS AT DECEMBER
   31, 2001                   $985      $3,013,213     $244,370      $3,494,841     $1,237,752       $48,082      $798,451
-------------------------     ====      ==========     ========      ==========     ==========       =======      ========


                           FIDELITY
                           VIP II
                           CONTRAFUND
                           SERVICE CLASS
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   1999                     $       --
Changes From Operations:
  - Net investment income
     (loss)                     (1,289)
  - Net realized gain
     (loss) on
     investments                   150
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                76,811
-------------------------   ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   75,672
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases      803,479
  - Participant
     withdrawals               (37,436)
-------------------------   ----------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS           766,043
-------------------------   ----------
TOTAL INCREASE IN NET
   ASSETS                      841,715
-------------------------   ----------
NET ASSETS AT DECEMBER
   31, 1999                    841,715
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                    137,811
  - Net realized gain
     (loss) on
     investments               (10,028)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (282,377)
-------------------------   ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (154,594)
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases    3,276,279
  - Participant
     withdrawals              (326,553)
-------------------------   ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS              2,949,726
-------------------------   ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS             2,795,132
-------------------------   ----------
NET ASSETS AT DECEMBER
   31, 2000                  3,636,847
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                     89,506
  - Net realized gain
     (loss) on
     investments              (104,844)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (575,525)
-------------------------   ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (590,863)
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases    4,359,547
  - Participant
     withdrawals              (666,666)
-------------------------   ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS              3,692,881
-------------------------   ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS             3,102,018
-------------------------   ----------
NET ASSETS AT DECEMBER
   31, 2001                 $6,738,865
-------------------------   ==========

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statements of Changes in Net Assets (continued)
Years Ended December 31, 1999, 2000 and 2001

                                                                                  JANUS                           JANUS
                                        FIDELITY                    JANUS         ASPEN           JANUS           ASPEN
                           FIDELITY     VIP III        JANUS        ASPEN         SERIES          ASPEN           SERIES
                           VIP II       GROWTH         ASPEN        SERIES        AGGRESSIVE      SERIES          GLOBAL
                           INVESTMENT   OPPORTUNITIES  SERIES       WORLDWIDE     GROWTH          BALANCED        TECHNOLOGY
                           GRADE BOND   SERVICE CLASS  BALANCED     GROWTH        SERVICE SHARES  SERVICE SHARES  SERVICE SHARES
                           SUBACCOUNT   SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                    $  768,148    $       --    $       --   $        --       $   --         $    --        $       --
Changes From Operations:
  - Net investment income
     (loss)                    31,792          (143)       10,893        (1,124)          --              --                --
  - Net realized gain
     (loss) on
     investments              (12,166)        2,188         9,778        10,312           --              --                --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (49,719)        3,874        84,840       205,233           --              --                --
-------------------------  ----------    ----------    ----------   -----------       ------         -------        ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (30,093)        5,919       105,511       214,421           --              --                --
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases   1,474,805       227,211     1,156,698     1,168,743           --              --                --
  - Participant
     withdrawals             (109,104)      (12,891)      (54,070)      (48,608)          --              --                --
-------------------------  ----------    ----------    ----------   -----------       ------         -------        ----------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS        1,365,701       214,320     1,102,628     1,120,135           --              --                --
-------------------------  ----------    ----------    ----------   -----------       ------         -------        ----------
TOTAL INCREASE IN NET
   ASSETS                   1,335,608       220,239     1,208,139     1,334,556           --              --                --
-------------------------  ----------    ----------    ----------   -----------       ------         -------        ----------
NET ASSETS AT DECEMBER
   31, 1999                 2,103,756       220,239     1,208,139     1,334,556           --              --                --
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                   123,200        15,777       297,596       272,212           --              --             9,702
  - Net realized gain
     (loss) on
     investments              (32,461)      (20,216)        5,137       (24,498)          --              --           (43,922)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               98,165      (113,173)     (413,206)   (1,252,940)          --              --          (520,667)
-------------------------  ----------    ----------    ----------   -----------       ------         -------        ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 188,904      (117,612)     (110,473)   (1,005,226)          --              --          (554,887)
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases     378,784       871,056     4,353,520     6,211,267           --              --         2,707,630
  - Participant
     withdrawals             (637,815)     (118,415)     (394,168)     (585,889)          --              --           (66,648)
-------------------------  ----------    ----------    ----------   -----------       ------         -------        ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS              (259,031)      752,641     3,959,352     5,625,378           --              --         2,640,982
-------------------------  ----------    ----------    ----------   -----------       ------         -------        ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              (70,127)      635,029     3,848,879     4,620,152           --              --         2,086,095
-------------------------  ----------    ----------    ----------   -----------       ------         -------        ----------
NET ASSETS AT DECEMBER
   31, 2000                 2,033,629       855,268     5,057,018     5,954,708           --              --         2,086,095
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                    92,718        (6,090)      130,579       (17,735)          (4)            400            (2,808)
  - Net realized gain
     (loss) on
     investments               61,292       (67,014)      (91,249)     (382,592)          --               1          (154,925)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               58,797       (79,445)     (359,075)   (1,456,562)          74             (51)         (759,436)
-------------------------  ----------    ----------    ----------   -----------       ------         -------        ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 212,807      (152,549)     (319,745)   (1,856,889)          70             350          (917,169)
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases     627,396       869,813     3,618,375     4,958,574        3,708          53,714         1,093,588
  - Participant
     withdrawals             (154,440)     (199,359)     (814,753)     (983,009)        (357)         (3,798)         (160,471)
-------------------------  ----------    ----------    ----------   -----------       ------         -------        ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               472,956       670,454     2,803,622     3,975,565        3,351          49,916           933,117
-------------------------  ----------    ----------    ----------   -----------       ------         -------        ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              685,763       517,905     2,483,877     2,118,676        3,421          50,266            15,948
-------------------------  ----------    ----------    ----------   -----------       ------         -------        ----------
NET ASSETS AT DECEMBER
   31, 2001                $2,719,392    $1,373,173    $7,540,895   $ 8,073,384       $3,421         $50,266        $2,102,043
-------------------------  ==========    ==========    ==========   ===========       ======         =======        ==========

                           JANUS
                           ASPEN
                           SERIES
                           WORLDWIDE
                           GROWTH
                           SERVICE SHARES
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   1999                       $     --
Changes From Operations:
  - Net investment income
     (loss)                         --
  - Net realized gain
     (loss) on
     investments                    --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                    --
-------------------------     --------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                       --
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases           --
  - Participant
     withdrawals                    --
-------------------------     --------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                --
-------------------------     --------
TOTAL INCREASE IN NET
   ASSETS                           --
-------------------------     --------
NET ASSETS AT DECEMBER
   31, 1999                         --
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                         --
  - Net realized gain
     (loss) on
     investments                    --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                    --
-------------------------     --------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                       --
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases           --
  - Participant
     withdrawals                    --
-------------------------     --------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                     --
-------------------------     --------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                    --
-------------------------     --------
NET ASSETS AT DECEMBER
   31, 2000                         --
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                         16
  - Net realized gain
     (loss) on
     investments                   212
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                 2,800
-------------------------     --------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    3,028
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases      142,334
  - Participant
     withdrawals                (9,486)
-------------------------     --------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                132,848
-------------------------     --------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS               135,876
-------------------------     --------
NET ASSETS AT DECEMBER
   31, 2001                   $135,876
-------------------------     ========

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statements of Changes in Net Assets (continued)
Years Ended December 31, 1999, 2000 and 2001

                                                                              LN
                           LN                       LN            LN          GLOBAL                     LN              LN
                           AGGRESSIVE  LN           CAPITAL       EQUITY-     ASSET       LN             MONEY           SOCIAL
                           GROWTH      BOND         APPRECIATION  INCOME      ALLOCATION  INTERNATIONAL  MARKET          AWARENESS
                           SUBACCOUNT  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                      $   --    $       --    $       --   $       --   $     --      $    --      $  4,916,323   $      --
Changes From Operations:
  - Net investment income
     (loss)                      --        29,068          (499)          36        (32)          --           190,283         829
  - Net realized gain
     (loss) on
     investments                 --          (961)        8,084        1,395          1           --                --       4,360
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                 --       (28,119)       44,431        7,515      1,470           --                --       5,190
-------------------------    ------    ----------    ----------   ----------   --------      -------      ------------   ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    --           (12)       52,016        8,946      1,439           --           190,283      10,379
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases        --       833,214       500,709      160,167     37,764           --        21,708,528     202,020
  - Participant
     withdrawals                 --       (33,260)      (27,665)      (7,966)      (212)          --       (21,081,024)   (110,803)
-------------------------    ------    ----------    ----------   ----------   --------      -------      ------------   ---------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS             --       799,954       473,044      152,201     37,552           --           627,504      91,217
-------------------------    ------    ----------    ----------   ----------   --------      -------      ------------   ---------
TOTAL INCREASE IN NET
   ASSETS                        --       799,942       525,060      161,147     38,991           --           817,787     101,596
-------------------------    ------    ----------    ----------   ----------   --------      -------      ------------   ---------
NET ASSETS AT DECEMBER
   31, 1999                      --       799,942       525,060      161,147     38,991           --         5,734,110     101,596
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                      --       135,316        40,550       65,690      1,355           --           351,338       9,000
  - Net realized gain
     (loss) on
     investments                 --        (4,444)         (597)      (4,161)     1,209           --                --       3,559
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                 --        60,484      (336,111)     (27,675)    (4,281)          --                --     (23,486)
-------------------------    ------    ----------    ----------   ----------   --------      -------      ------------   ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    --       191,356      (296,158)      33,854     (1,717)          --           351,338     (10,927)
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases        --     2,412,806     1,486,879      401,224     42,394           --        37,350,148      62,114
  - Participant
     withdrawals                 --      (244,392)     (154,328)     (43,270)    (9,936)          --       (28,120,613)    (13,773)
-------------------------    ------    ----------    ----------   ----------   --------      -------      ------------   ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                  --     2,168,414     1,332,551      357,954     32,458           --         9,229,535      48,341
-------------------------    ------    ----------    ----------   ----------   --------      -------      ------------   ---------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                 --     2,359,770     1,036,393      391,808     30,741           --         9,580,873      37,414
-------------------------    ------    ----------    ----------   ----------   --------      -------      ------------   ---------
NET ASSETS AT DECEMBER
   31, 2000                      --     3,159,712     1,561,453      552,955     69,732           --        15,314,983     139,010
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                      (2)      315,552       185,269       70,509      7,348          206           572,699      39,165
  - Net realized gain
     (loss) on
     investments                 --        27,918      (184,229)     (18,674)    (1,634)           8                --      (6,356)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                 86        88,694      (683,395)    (139,909)   (11,765)       1,915                --     (49,993)
-------------------------    ------    ----------    ----------   ----------   --------      -------      ------------   ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    84       432,164      (682,355)     (88,074)    (6,051)       2,129           572,699     (17,184)
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases     1,001     6,731,577     1,960,923    1,996,803     93,214       28,948        61,537,272     106,835
  - Participant
     withdrawals                (95)     (815,039)     (269,439)    (163,057)   (16,425)      (1,204)      (47,087,652)    (22,144)
-------------------------    ------    ----------    ----------   ----------   --------      -------      ------------   ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 906     5,916,538     1,691,484    1,833,746     76,789       27,744        14,449,620      84,691
-------------------------    ------    ----------    ----------   ----------   --------      -------      ------------   ---------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                990     6,348,702     1,009,129    1,745,672     70,738       29,873        15,022,319      67,507
-------------------------    ------    ----------    ----------   ----------   --------      -------      ------------   ---------
NET ASSETS AT DECEMBER
   31, 2001                  $  990    $9,508,414    $2,570,582   $2,298,627   $140,470      $29,873      $ 30,337,302   $ 206,517
-------------------------    ======    ==========    ==========   ==========   ========      =======      ============   =========

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statements of Changes in Net Assets (continued)
Years Ended December 31, 1999, 2000 and 2001

                           MFS VIT        MFS VIT        MFS VIT                      NB AMT
                           CAPITAL        EMERGING       TOTAL         MFS VIT        MID-CAP       NB AMT        NB AMT
                           OPPORTUNITIES  GROWTH         RETURN        UTILITIES      GROWTH        PARTNERS      REGENCY
                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                       $    --      $   522,197    $  140,178    $   220,246    $       --    $       --    $     --
Changes From Operations:
  - Net investment income
     (loss)                        --          (12,705)       17,683         37,338           (54)          (74)         --
  - Net realized gain
     (loss) on
     investments                   --           54,037           319          9,255            40            64          --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                   --        1,352,531        (4,094)       209,232        11,917         1,746          --
-------------------------     -------      -----------    ----------    -----------    ----------    ----------    --------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                      --        1,393,863        13,908        255,825        11,903         1,736          --
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases          --        2,320,043     1,127,962      1,005,547       103,175        62,239          --
  - Participant
     withdrawals                   --         (159,802)      (82,006)      (113,612)       (3,777)       (4,017)         --
-------------------------     -------      -----------    ----------    -----------    ----------    ----------    --------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS               --        2,160,241     1,045,956        891,935        99,398        58,222          --
-------------------------     -------      -----------    ----------    -----------    ----------    ----------    --------
TOTAL INCREASE IN NET
   ASSETS                          --        3,554,104     1,059,864      1,147,760       111,301        59,958          --
-------------------------     -------      -----------    ----------    -----------    ----------    ----------    --------
NET ASSETS AT DECEMBER
   31, 1999                        --        4,076,301     1,200,042      1,368,006       111,301        59,958          --
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                        --          221,807        55,800        122,618        (5,842)       33,212          --
  - Net realized gain
     (loss) on
     investments                   --          304,540         3,604         50,114       (29,474)       (4,005)         --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                   --       (1,898,104)      213,473        (64,231)     (152,324)      (21,056)         --
-------------------------     -------      -----------    ----------    -----------    ----------    ----------    --------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                      --       (1,371,757)      272,877        108,501      (187,640)        8,151          --
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases          --        4,544,057     1,450,990      2,106,984     1,829,347       320,734          --
  - Participant
     withdrawals                   --         (900,823)     (209,116)      (229,284)     (161,935)      (21,733)         --
-------------------------     -------      -----------    ----------    -----------    ----------    ----------    --------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                    --        3,643,234     1,241,874      1,877,700     1,667,412       299,001          --
-------------------------     -------      -----------    ----------    -----------    ----------    ----------    --------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                   --        2,271,477     1,514,751      1,986,201     1,479,772       307,152          --
-------------------------     -------      -----------    ----------    -----------    ----------    ----------    --------
NET ASSETS AT DECEMBER
   31, 2000                        --        6,347,778     2,714,793      3,354,207     1,591,073       367,110          --
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                       (10)         341,451       166,963        468,240       (21,993)       12,641        (139)
  - Net realized gain
     (loss) on
     investments                    3         (392,761)        6,059       (163,089)     (139,302)       (8,055)          8
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                  515       (2,454,567)     (150,256)    (1,623,089)     (505,407)      (12,387)      8,519
-------------------------     -------      -----------    ----------    -----------    ----------    ----------    --------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                     508       (2,505,877)       22,766     (1,317,938)     (666,702)       (7,801)      8,388
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases      19,170        3,654,301     4,820,882      3,618,819     3,753,448       807,156     162,022
  - Participant
     withdrawals                 (821)        (736,918)     (562,346)      (586,450)     (453,735)      (75,568)     (2,398)
-------------------------     -------      -----------    ----------    -----------    ----------    ----------    --------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                18,349        2,917,383     4,258,536      3,032,369     3,299,713       731,588     159,624
-------------------------     -------      -----------    ----------    -----------    ----------    ----------    --------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS               18,857          411,506     4,281,302      1,714,431     2,633,011       723,787     168,012
-------------------------     -------      -----------    ----------    -----------    ----------    ----------    --------
NET ASSETS AT DECEMBER
   31, 2001                   $18,857      $ 6,759,284    $6,996,095    $ 5,068,638    $4,224,084    $1,090,897    $168,012
-------------------------     =======      ===========    ==========    ===========    ==========    ==========    ========

                           OCC
                           ACCUMULATION
                           GLOBAL
                           EQUITY
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   1999                     $ 148,377
Changes From Operations:
  - Net investment income
     (loss)                    94,889
  - Net realized gain
     (loss) on
     investments                3,350
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                7,284
-------------------------   ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 105,523
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases     430,399
  - Participant
     withdrawals              (30,976)
-------------------------   ---------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS          399,423
-------------------------   ---------
TOTAL INCREASE IN NET
   ASSETS                     504,946
-------------------------   ---------
NET ASSETS AT DECEMBER
   31, 1999                   653,323
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                    74,398
  - Net realized gain
     (loss) on
     investments               (1,525)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (41,614)
-------------------------   ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  31,259
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases     182,046
  - Participant
     withdrawals             (155,031)
-------------------------   ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                27,015
-------------------------   ---------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS               58,274
-------------------------   ---------
NET ASSETS AT DECEMBER
   31, 2000                   711,597
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                     2,535
  - Net realized gain
     (loss) on
     investments              (26,422)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (84,777)
-------------------------   ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                (108,664)
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases     119,693
  - Participant
     withdrawals             (155,909)
-------------------------   ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               (36,216)
-------------------------   ---------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS             (144,880)
-------------------------   ---------
NET ASSETS AT DECEMBER
   31, 2001                 $ 566,717
-------------------------   =========

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statements of Changes in Net Assets (continued)
Years Ended December 31, 1999, 2000 and 2001

                                         PUTNAM VT   PUTNAM VT                              TEMPLETON                  TEMPLETON
                           OCC           GROWTH AND  HEALTH      TEMPLETON   TEMPLETON      INTERNATIONAL  TEMPLETON   GROWTH
                           ACCUMULATION  INCOME      SCIENCES    ASSET       INTERNATIONAL  SECURITIES     GROWTH      SECURITIES
                           MANAGED       CLASS IB    CLASS IB    STRATEGY    SECURITIES     CLASS 2        SECURITIES  CLASS 2
                           SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                     $  101,780     $   --      $   --    $ 100,243    $   802,215    $       --     $ 37,065   $      --
Changes From Operations:
  - Net investment income
     (loss)                     13,548         --          --       18,563        112,097          (475)       5,227         (27)
  - Net realized gain
     (loss) on
     investments                   355         --          --          977          2,171           690          875           2
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                 7,071         --          --       19,172        283,148        31,111       25,689       2,457
-------------------------   ----------     ------      ------    ---------    -----------    ----------     --------   ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   20,974         --          --       38,712        397,416        31,326       31,791       2,432
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases      966,244         --          --      184,054      1,639,823       365,049      126,161      55,693
  - Participant
     withdrawals               (51,041)        --          --      (28,408)      (129,805)      (18,857)     (19,687)     (1,700)
-------------------------   ----------     ------      ------    ---------    -----------    ----------     --------   ---------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS           915,203         --          --      155,646      1,510,018       346,192      106,474      53,993
-------------------------   ----------     ------      ------    ---------    -----------    ----------     --------   ---------
TOTAL INCREASE IN NET
   ASSETS                      936,177         --          --      194,358      1,907,434       377,518      138,265      56,425
-------------------------   ----------     ------      ------    ---------    -----------    ----------     --------   ---------
NET ASSETS AT DECEMBER
   31, 1999                  1,037,957         --          --      294,601      2,709,649       377,518      175,330      56,425
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                     86,526         --          --       55,810        387,067        63,665       48,641      14,825
  - Net realized gain
     (loss) on
     investments               (23,919)        --          --       (1,311)       (13,380)      (18,023)     (20,506)     (3,694)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                37,400         --          --      (58,130)      (457,681)      (49,106)     (10,667)     (7,366)
-------------------------   ----------     ------      ------    ---------    -----------    ----------     --------   ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  100,007         --          --       (3,631)       (83,994)       (3,464)      17,468       3,765
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases      134,087         --          --      451,446      1,065,130       859,910      137,542     192,757
  - Participant
     withdrawals               (80,660)        --          --      (40,446)      (385,048)      (97,512)     (34,534)   (118,142)
-------------------------   ----------     ------      ------    ---------    -----------    ----------     --------   ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 53,427         --          --      411,000        680,082       762,398      103,008      74,615
-------------------------   ----------     ------      ------    ---------    -----------    ----------     --------   ---------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS               153,434         --          --      407,369        596,088       758,934      120,476      78,380
-------------------------   ----------     ------      ------    ---------    -----------    ----------     --------   ---------
NET ASSETS AT DECEMBER
   31, 2000                  1,191,391         --          --      701,970      3,305,737     1,136,452      295,806     134,805
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                     17,880         (7)         (3)      65,466        839,174       401,917       52,685      39,131
  - Net realized gain
     (loss) on
     investments                 3,014         (2)         --      (21,331)       (81,573)      (76,636)      (3,822)     (4,020)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               (84,941)        60          (6)    (117,658)    (1,326,884)     (597,983)     (53,356)    (24,970)
-------------------------   ----------     ------      ------    ---------    -----------    ----------     --------   ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  (64,047)        51          (9)     (73,523)      (569,283)     (272,702)      (4,493)     10,141
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases      187,588      7,012       4,813      139,678        851,047     1,805,261      113,803     564,965
  - Participant
     withdrawals              (175,329)      (160)       (148)    (106,126)      (218,201)     (239,686)     (52,512)    (54,142)
-------------------------   ----------     ------      ------    ---------    -----------    ----------     --------   ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 12,259      6,852       4,665       33,552        632,846     1,565,575       61,291     510,823
-------------------------   ----------     ------      ------    ---------    -----------    ----------     --------   ---------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS               (51,788)     6,903       4,656      (39,971)        63,563     1,292,873       56,798     520,964
-------------------------   ----------     ------      ------    ---------    -----------    ----------     --------   ---------
NET ASSETS AT DECEMBER
   31, 2001                 $1,139,603     $6,903      $4,656    $ 661,999    $ 3,369,300    $2,429,325     $352,604   $ 655,769
-------------------------   ==========     ======      ======    =========    ===========    ==========     ========   =========


                           FRANKLIN
                           SMALL CAP
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   1999                     $    --
Changes From Operations:
  - Net investment income
     (loss)                      --
  - Net realized gain
     (loss) on
     investments                 --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                 --
-------------------------   -------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    --
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases        --
  - Participant
     withdrawals                 --
-------------------------   -------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS             --
-------------------------   -------
TOTAL INCREASE IN NET
   ASSETS                        --
-------------------------   -------
NET ASSETS AT DECEMBER
   31, 1999                      --
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                      --
  - Net realized gain
     (loss) on
     investments                 --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                 --
-------------------------   -------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    --
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases        --
  - Participant
     withdrawals                 --
-------------------------   -------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                  --
-------------------------   -------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                 --
-------------------------   -------
NET ASSETS AT DECEMBER
   31, 2000                      --
-------------------------
Changes From Operations:
  - Net investment income
     (loss)                     (17)
  - Net realized gain
     (loss) on
     investments                  6
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                867
-------------------------   -------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   856
-------------------------
Changes From Unit
   Transactions:
  - Participant purchases    44,244
  - Participant
     withdrawals             (1,110)
-------------------------   -------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS              43,134
-------------------------   -------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS             43,990
-------------------------   -------
NET ASSETS AT DECEMBER
   31, 2001                 $43,990
-------------------------   =======

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Notes to Financial Statements
1. Accounting policies and variable account information
   THE VARIABLE ACCOUNT: Lincoln Life Flexible Premium Variable Life Account R (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on June 18, 1998, are part of the operations of Lincoln Life. The Variable Account consists of four products which are listed below.

      -  SVUL I
      -  SVUL
      -  SVUL II and SVUL II Elite

   The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of the Company.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of sixty five mutual funds (the Funds) of sixteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

   AIM Variable Insurance Funds (AIM V.I.):
     AIM V.I. Capital Appreciation Fund (Series I)
     AIM V.I. Diversified Income Fund (Series I)
     AIM V.I. Growth Fund (Series I)
     AIM V.I. International Equity Fund (Series I)
     AIM V.I. Value Fund (Series I)

   American Funds Insurance Series (AFIS):
     AFIS Growth Fund (Class 2)
     AFIS Growth -- Income Fund (Class 2)
     AFIS Global Small Capitalization Fund (Class 2)
     AFIS International Fund (Class 2)

   Alliance Variable Products Series Fund (AVPSF):
     AVPSF Premier Growth Portfolio (Class A)
     AVPSF Growth and Income Portfolio (Class A)
     AVPSF AllianceBernstein Small Cap Value Portfolio (Class A)
     AVPSF Technology Portfolio (Class A)

   Baron Capital Funds Trust (Baron):
     Baron Capital Asset Fund Insurance Shares

   Deutsche Asset Management VIT Funds Trust (Deutsche VIT):
     Deutsche VIT EAFE Equity Index Fund
     Deutsche VIT Equity 500 Index Fund
     Deutsche VIT Small Cap Index Fund

   Delaware Group Premium Fund (DGPF):
     DGPF High Yield Series (Standard Class)
     DGPF Devon Series (Standard Class)
     DGPF Emerging Markets Series (Standard Class)
     DGPF Growth and Income Series (Standard Class)
     DGPF Small Cap Value Series (Standard Class)
     DGPF REIT Series (Standard Class)
     DGPF Trend Series (Standard Class)
     DGPF U.S. Growth Series (Standard Class)

   Fidelity Variable Insurance Products Fund (Fidelity VIP):
     Fidelity VIP Equity-Income Portfolio
     Fidelity VIP Equity-Income Portfolio (Service Class)
     Fidelity VIP Growth Portfolio (Service Class)
     Fidelity VIP High Income Portfolio (Service Class)
     Fidelity VIP Overseas Portfolio (Service Class)

   Fidelity Variable Insurance Products Fund II (Fidelity VIP II):
     Fidelity VIP II Asset Manager Portfolio
     Fidelity VIP II Contrafund Portfolio (Service Class)
     Fidelity VIP II Investment Grade Bond Portfolio

   Fidelity Variable Insurance Products Fund III (Fidelity VIP III):
     Fidelity VIP III Growth Opportunities Portfolio (Service Class)

   Janus Aspen Series:
     Janus Aspen Series Balanced Portfolio
     Janus Aspen Series Worldwide Growth Portfolio
     Janus Aspen Series Aggressive Growth Portfolio (Service Shares) Janus Aspen Series Balanced Portfolio (Service Shares)
     Janus Aspen Series Global Technology Portfolio (Service Shares) Janus Aspen Series Worldwide Growth Portfolio (Service Shares)

   Lincoln National (LN):
     LN Aggressive Growth Fund, Inc.
     LN Bond Fund, Inc.
     LN Capital Appreciation Fund, Inc.
     LN Equity-Income Fund, Inc.
     LN Global Asset Allocation Fund, Inc.
     LN International Fund, Inc.
     LN Money Market Fund, Inc.
     LN Social Awareness Fund, Inc.

   MFS Variable Insurance Trust (MFS VIT):
     MFS VIT Capital Opportunities Series (Initial Class)
     MFS VIT Emerging Growth Series (Initial Class)
     MFS VIT Total Return Series (Initial Class)
     MFS VIT Utilities Series (Initial Class)

   Neuberger Berman Advisers Management Trust (NB AMT):
     NB AMT Mid-Cap Growth Portfolio
     NB AMT Partners Portfolio
     NB AMT Regency Portfolio

   OCC Accumulation Trust (OCC Accumulation):
     OCC Accumulation Global Equity Portfolio
     OCC Accumulation Managed Portfolio

   Putnam Variable Trust (Putnam VT):
     Putnam VT Growth and Income Fund (Class IB)
     Putnam VT Health Sciences Fund (Class IB)

   Franklin Templeton Variable Insurance Products Trust:
     Templeton Asset Strategy Fund (Class 1)
     Templeton International Securities Fund (Class 1)
     Templeton International Securities Fund (Class 2)
     Templeton Growth Securities Fund (Class 1)
     Templeton Growth Securities Fund (Class 2)
     Franklin Small Cap Fund (Class 1)

   Investments in the Funds are stated at the closing net asset value per share on December 31, 2001, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

   DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Lincoln Life Flexible Premium Variable Life Account R
Notes to Financial Statements (continued)

2. Mortality and expense guarantees & other transactions with affiliate
   Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The current rate of deduction, stated as an annual percentage, is .80%. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations.

   Prior to the allocation of premiums to the Variable Account, the Company deducts a premium load of 8% of each premium payment to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by the Company. For the SVUL II and SVUL II Elite products, the premium load is reduced to 5% following policy year fifteen. The premium loads for the years ended December 31, 2001, 2000 and 1999 amounted to $9,552,487, $6,552,569 and $2,728,737, respectively.

   The Company charges a monthly administrative fee of $12.50 in the first policy year and $5 in subsequent policy years for the SVUL I and SVUL products. The Company charges a monthly administrative fee of $10 for the SVUL II and the SVUL II Elite products. In addition, for the SVUL I and SVUL products there is a monthly charge of $0.09 per $1,000 of specified amount for the first twenty years of the policy and for the first twenty years following an increase in specified amount. On the SVUL II and SVUL II Elite products, there is a monthly charge of $0.15 per $1,000 of specified amount for the first ten years of the policy. If the no lapse provision is in effect there will also be a monthly charge of $0.01 per $1,000 of specified amount for the SVUL I and SVUL products. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. Administrative fees for the years ended December 31, 2001, 2000 and 1999 amounted to $9,679,999, $4,039,636 and $1,309,450, respectively.

   The Company assumes responsibility for providing the insurance benefit included in the policy. The Company charges a monthly deduction of the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately for the value of each variable subaccount and/or fixed account funding options. The fixed account is part of the general account of the Company and is not included in these financial statements. The cost of insurance charges for the years ended December 31, 2001, 2000 and 1999 amounted to $2,894,060, $1,078,339 and $245,689, respectively.

   Under certain circumstances, the Company reserves the right to charge a transfer fee of $25 for each transfer after the twelfth transfer per year between variable subaccounts. For the years ended December 31, 2001, 2000 and 1999, no transfer fees were deducted from the variable subaccounts.

   The Company, upon full surrender of a policy, may assess a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge assessed, if any, will depend on the face amount of the policy and the issue age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on a partial surrender, but an administrative fee of $25 is imposed, allocated pro-rata among the variable subaccounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. No full surrender charges or partial surrender administrative charges were paid during the years ended December 31, 2001 and 2000, and $2,725 were paid during the year ended December 31, 1999.

3. Condensed financial information

   A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2001 follows. The fee rates below represent annnualized contract expenses of the separate account, consisting primarily of mortality and expense charges and do not include contract charges deducted directly from policy account values.

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(2)  INCOME RATIO(3)
----------------------------------------------------------------------------------------------------------
AIM V.I. Capital
   Appreciation                                                                                      7.65%
    SVUL I (0.80% Fee
       Rate)               $    13.95  $       10.61      136,647  $ 1,450,428   -23.89%
AIM V.I. Diversified
   Income                                                                                            7.26%
    SVUL I (0.80% Fee
       Rate)                     9.66           9.93       79,334      787,950     2.77%
AIM V.I. Growth                                                                                      0.26%
    SVUL I (0.80% Fee
       Rate)                    12.31           8.08      373,326    3,015,061   -34.41%
    SVUL (0.80% Fee Rate)        9.84           6.45      524,315    3,384,110   -34.41%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                     7.37           4.83      917,453    4,434,747   -34.41%
AIM V.I. International
   Equity                                                                                            0.41%
    SVUL (0.80% Fee Rate)       11.12           8.44       72,483      611,594   -24.14%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                     7.97           6.04      212,956    1,286,712   -24.14%
AIM V.I. Value                                                                                       0.15%
    SVUL I (0.80% Fee
       Rate)                    12.69          11.01      363,429    4,001,287   -13.26%
    SVUL (0.80% Fee Rate)       10.03           8.70      545,123    4,743,118   -13.26%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                     8.03           6.97      828,842    5,772,920   -13.26%
AFIS Growth Class 2                                                                                  0.49%
    SVUL (0.80% Fee Rate)        9.19           7.46      202,501    1,510,831   -18.81%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                     9.19           7.46    1,218,756    9,093,291   -18.81%
AFIS Growth -- Income
   Class 2                                                                                           1.88%
    SVUL (0.80% Fee Rate)       10.42          10.61       72,560      769,501     1.74%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                    10.43          10.61      687,913    7,296,784     1.74%
AFIS Global Small
   Capitalization
   Class 2                                                                                           0.80%
    SVUL (0.80% Fee Rate)        7.74           6.69       15,422      103,239   -13.55%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                     7.74           6.70      153,294    1,026,343   -13.55%
AFIS International
   Class 2                                                                                             --
    SVUL II Elite (0.80%
       Fee Rate) (1)            10.00          10.25       16,059      164,590     2.49%
AVPSF Premier Growth                                                                                   --
    SVUL II Elite (0.80%
       Fee Rate) (1)            10.00          11.04        2,688       29,684    10.42%

Lincoln Life Flexible Premium Variable Life Account R
Notes to Financial Statements (continued)

3. Condensed financial information (continued)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(2)  INCOME RATIO(3)
----------------------------------------------------------------------------------------------------------
AVPSF Growth and Income                                                                                --
    SVUL II Elite (0.80%
       Fee Rate) (1)            10.00          10.38       41,395      429,604     3.78%
AVPSF AllianceBernstein
   Small Cap Value                                                                                     --
    SVUL II Elite (0.80%
       Fee Rate) (1)            10.00          10.94       12,392      135,625     9.45%
AVPSF Technology                                                                                       --
    SVUL II Elite (0.80%
       Fee Rate) (1)            10.00          11.60        2,631       30,521    15.98%
Baron Capital Asset
   Insurance Shares                                                                                    --
    SVUL (0.80% Fee Rate)       10.90          12.15       48,894      594,158    11.45%
    SVUL II (0.80% Fee
       Rate)                     9.35          10.42      103,141    1,074,924    11.45%
Deutsche VIT EAFE Equity
   Index                                                                                               --
    SVUL (0.80% Fee Rate)       10.31           7.71       18,821      145,022   -25.29%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                     8.79           6.57       92,996      610,584   -25.29%
Deutsche VIT Equity 500
   Index                                                                                             0.99%
    SVUL I (0.80% Fee
       Rate)                    11.96          10.42      786,923    8,199,587   -12.88%
    SVUL (0.80% Fee Rate)        9.92           8.64      585,175    5,057,614   -12.88%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                     9.00           7.84      842,660    6,610,579   -12.88%
Deutsche VIT Small Cap
   Index                                                                                             0.81%
    SVUL (0.80% Fee Rate)       10.88          11.02       37,327      411,342     1.26%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                     9.31           9.43      111,004    1,046,834     1.26%
DGPF High Yield                                                                                      6.51%
    SVUL (0.80% Fee Rate)        7.84           7.46       49,239      367,084    -4.86%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                     8.92           8.49       67,289      571,098    -4.86%
DGPF Devon                                                                                           0.50%
    SVUL (0.80% Fee Rate)        8.00           7.21       10,202       73,525    -9.92%
    SVUL II (0.80% Fee
       Rate)                     8.90           8.02        9,888       79,265    -9.92%
DGPF Emerging Markets                                                                                0.43%
    SVUL I (0.80% Fee
       Rate)                     8.52           8.90       20,402      181,550     4.44%
    SVUL (0.80% Fee Rate)        9.17           9.57       24,097      230,715     4.44%
    SVUL II (0.80% Fee
       Rate)                     8.32           8.69       21,037      182,893     4.44%
DGPF Growth and Income                                                                                 --
    SVUL II Elite (0.80%
       Fee Rate)(1)             10.00          10.35        1,672       17,315     3.53%
DGPF Small Cap Value                                                                                 0.74%
    SVUL I (0.80% Fee
       Rate)                    10.74          11.92      171,596    2,045,343    10.95%
    SVUL (0.80% Fee Rate)       11.09          12.30       72,266      889,053    10.95%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                    11.70          12.98      206,749    2,683,195    10.95%
DGPF REIT                                                                                            0.98%
    SVUL (0.80% Fee Rate)       11.98          12.93       14,358      185,656     7.92%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                    11.77          12.71       99,779    1,267,848     7.92%
DGPF Trend                                                                                             --
    SVUL I (0.80% Fee
       Rate)                    17.22          14.46      145,470    2,103,730   -16.01%
    SVUL (0.80% Fee Rate)       14.39          12.09      158,600    1,917,031   -16.01%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                     8.20           6.88      600,293    4,132,992   -16.01%
DGPF U.S. Growth                                                                                       --
    SVUL II Elite (0.80%
       Fee Rate) (1)            10.00          10.88           91          985     8.78%
Fidelity VIP
   Equity-Income                                                                                     1.58%
    SVUL I (0.80% Fee
       Rate)                    11.61          10.95      275,227    3,013,213    -5.71%
Fidelity VIP
   Equity-Income Service
   Class                                                                                               --
    SVUL II Elite (0.80%
       Fee Rate) (1)            10.00          10.32       23,675      244,370     3.22%
Fidelity VIP Growth
   Service Class                                                                                       --
    SVUL (0.80% Fee Rate)        8.50           6.93       36,201      251,008   -18.38%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                     8.50           6.93      467,806    3,243,833   -18.38%
Fidelity VIP High Income
   Service Class                                                                                     9.10%
    SVUL (0.80% Fee Rate)        8.07           7.05       11,371       80,160   -12.60%
    SVUL II (0.80% Fee
       Rate)                     8.07           7.05      164,188    1,157,592   -12.60%
Fidelity VIP Overseas
   Service Class                                                                                       --
    SVUL II Elite (0.80%
       Fee Rate) (1)            10.00          10.37        4,635       48,082     3.73%
Fidelity VIP II Asset
   Manager                                                                                           3.80%
    SVUL I (0.80% Fee
       Rate)                    11.15          10.61       75,246      798,451    -4.85%
Fidelity VIP II
   Contrafund Service
   Class                                                                                             0.51%
    SVUL (0.80% Fee Rate)       10.61           9.22      313,124    2,887,841   -13.06%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                     9.27           8.06      477,854    3,851,024   -13.06%
Fidelity VIP II
   Investment Grade Bond                                                                             4.32%
    SVUL I (0.80% Fee
       Rate)                    11.34          12.21      222,780    2,719,392     7.60%
Fidelity VIP III Growth
   Opportunities Service
   Class                                                                                             0.19%
    SVUL (0.80% Fee Rate)        8.26           7.01       99,241      695,581   -15.12%
    SVUL II (0.80% Fee
       Rate)                     8.52           7.23       93,673      677,592   -15.12%
Janus Aspen
   Series Balanced                                                                                   2.86%
    SVUL (0.80% Fee Rate)       11.03          10.43      368,192    3,839,791    -5.42%
    SVUL II (0.80% Fee
       Rate)                     9.66           9.14      404,971    3,701,104    -5.42%
Janus Aspen
   Series Worldwide
   Growth                                                                                            0.55%
    SVUL (0.80% Fee Rate)       12.62           9.71      340,888    3,309,651   -23.05%
    SVUL II (0.80% Fee
       Rate)                     8.03           6.18      770,532    4,763,733   -23.05%
Janus Aspen
   Series Aggressive
   Growth Service Shares                                                                               --
    SVUL II Elite (0.80%
       Fee Rate) (1)            10.00          10.23          334        3,421     2.30%
Janus Aspen
   Series Balanced
   Service Shares                                                                                    3.53%
    SVUL II Elite (0.80%
       Fee Rate) (1)            10.00          10.23        4,912       50,266     2.33%
Janus Aspen
   Series Global
   Technology Service
   Shares                                                                                            0.65%
    SVUL (0.80% Fee Rate)        6.74           4.19       20,631       86,508   -37.82%
    SVUL II (0.80% Fee
       Rate)                     6.74           4.19      480,715    2,015,535   -37.82%
Janus Aspen
   Series Worldwide
   Growth Service Shares                                                                             0.31%
    SVUL II Elite (0.80%
       Fee Rate) (1)            10.00          10.72       12,676      135,876     7.19%

Lincoln Life Flexible Premium Variable Life Account R
Notes to Financial Statements (continued)

3. Condensed financial information (continued)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(2)  INCOME RATIO(3)
----------------------------------------------------------------------------------------------------------
LN Aggressive Growth                                                                                   --
    SVUL II Elite (0.80%
       Fee Rate) (1)            10.00          10.93           91          990     9.30%
LN Bond                                                                                              6.08%
    SVUL (0.80% Fee Rate)       10.86          11.76      238,491    2,804,500     8.28%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                    10.89          11.80      568,346    6,703,914     8.28%
LN Capital Appreciation                                                                                --
    SVUL (0.80% Fee Rate)       10.78           7.93      143,999    1,141,500   -26.48%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                     7.96           5.85      244,193    1,429,082   -26.48%
LN Equity-Income                                                                                     1.49%
    SVUL (0.80% Fee Rate)       10.78           9.91       48,011      475,931    -8.08%
    SVUL II (0.80% Fee
       Rate)                    10.98          10.09      180,637    1,822,696    -8.08%
LN Global Asset
   Allocation                                                                                        0.52%
    SVUL (0.80% Fee Rate)       10.14           9.28        4,845       44,945    -8.51%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                     9.70           8.87       10,768       95,525    -8.51%
LN International                                                                                     1.25%
    SVUL II Elite (0.80%
       Fee Rate) (1)            10.00          10.20        2,928       29,873     2.03%
LN Money Market                                                                                      3.64%
    SVUL I (0.80% Fee
       Rate)                    11.18          11.53      429,174    4,950,372     3.19%
    SVUL (0.80% Fee Rate)       10.78          11.13      269,924    3,003,267     3.19%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                    10.37          10.70    2,092,695   22,383,663     3.19%
LN Social Awareness                                                                                  0.78%
    SVUL (0.80% Fee Rate)       10.19           9.15       13,066      119,522   -10.25%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                     8.95           8.03       10,833       86,995   -10.25%
MFS VIT Capital
   Opportunities                                                                                       --
    SVUL II Elite (0.80%
       Fee Rate)(1)             10.00          10.72        1,759       18,857     7.18%
MFS VIT Emerging Growth                                                                                --
    SVUL I (0.80% Fee
       Rate)                    15.99          10.55      198,734    2,097,068   -34.02%
    SVUL (0.80% Fee Rate)       13.15           8.68      240,633    2,088,514   -34.02%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                     8.03           5.30      485,459    2,573,702   -34.02%
MFS VIT Total Return                                                                                 1.83%
    SVUL I (0.80% Fee
       Rate)                    12.23          12.16      120,348    1,463,165    -0.55%
    SVUL (0.80% Fee Rate)       11.32          11.26      149,300    1,680,561    -0.55%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                    11.35          11.29      341,308    3,852,369    -0.55%
MFS VIT Utilities                                                                                    3.07%
    SVUL I (0.80% Fee
       Rate)                    14.87          11.18      120,116    1,343,285   -24.81%
    SVUL (0.80% Fee Rate)       12.92           9.72      110,233    1,071,115   -24.81%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                    10.11           7.60      349,181    2,654,238   -24.81%
NB AMT Mid-Cap Growth                                                                                  --
    SVUL (0.80% Fee Rate)       13.83          10.34       94,585      977,949   -25.25%
    SVUL II and SVUL II
       Elite (0.80% Fee
       Rate)                     8.51           6.36      510,126    3,246,135   -25.25%
NB AMT Partners                                                                                      0.23%
    SVUL (0.80% Fee Rate)        9.50           9.16       54,564      499,680    -3.60%
    SVUL II (0.80% Fee
       Rate)                    10.17           9.80       60,335      591,217    -3.60%
NB AMT Regency                                                                                         --
    SVUL II Elite (0.80%
       Fee Rate) (1)            10.00          10.49       16,015      168,012     4.91%
OCC Accumulation Global
   Equity                                                                                              --
    SVUL I (0.80% Fee
       Rate)                    12.77          10.92       51,907      566,717   -14.51%
OCC Accumulation Managed                                                                             2.37%
    SVUL I (0.80% Fee
       Rate)                    11.08          10.46      108,987    1,139,603    -5.67%
Putnam VT Growth and
   Income Class IB                                                                                     --
    SVUL II Elite (0.80%
       Fee Rate) (1)            10.00          10.19          677        6,903     1.88%
Putnam VT Health Sciences
   Class IB                                                                                            --
    SVUL II Elite (0.80%
       Fee Rate) (1)            10.00          10.08          462        4,656     0.79%
Templeton Asset Strategy                                                                             1.42%
    SVUL I (0.80% Fee
       Rate)                    11.97          10.72       61,770      661,999   -10.44%
Templeton International
   Securities                                                                                        3.13%
    SVUL I (0.80% Fee
       Rate)                    11.42           9.54      353,104    3,369,300   -16.42%
Templeton International
   Securities Class 2                                                                                2.78%
    SVUL (0.80% Fee Rate)       10.91           9.09      102,477      931,583   -16.67%
    SVUL II (0.80% Fee
       Rate)                    10.25           8.54      175,387    1,497,742   -16.67%
Templeton Growth
   Securities                                                                                        1.96%
    SVUL I (0.80% Fee
       Rate)                    12.64          12.41       25,098      311,495    -1.77%
    SVUL II Elite (0.80%
       Fee Rate) (1)            10.00          10.43        3,943       41,109     4.27%
Templeton Growth
   Securities Class 2                                                                                1.41%
    SVUL (0.80% Fee Rate)       12.27          12.01       22,267      267,396    -2.10%
    SVUL II (0.80% Fee
       Rate)                    10.50          10.28       37,792      388,373    -2.10%
Franklin Small Cap                                                                                     --
    SVUL II Elite (0.80%
       Fee Rate) (1)            10.00          11.32        3,884       43,990    13.24%

(1) Reflects less than a full year of activity. Funds were first received in this option on 09/10/2001.
(2) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. The investment income ratios are not annualized.

Lincoln Life Flexible Premium Variable Life Account R
Notes to Financial Statements (continued)

4. Purchases and sales of investments

   The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2001.

                                          AGGREGATE   AGGREGATE
                                          COST OF     PROCEEDS
                                          PURCHASES   FROM SALES
----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund        $  618,932  $  438,781
----------------------------------------
AIM V.I. Diversified Income Fund             178,748      67,388
----------------------------------------
AIM V.I. Growth Fund                       6,517,182   1,421,313
----------------------------------------
AIM V.I. International Equity Fund         1,485,068     261,615
----------------------------------------
AIM V.I. Value Fund                        7,421,689   1,541,081
----------------------------------------
AFIS Growth Class 2 Fund                  11,476,966     720,969
----------------------------------------
AFIS Growth -- Income Class 2 Fund         7,749,591     328,807
----------------------------------------
AFIS Global Small Capitalization Class 2
   Fund                                      902,385     162,147
----------------------------------------
AFIS International Class 2 Fund              166,048       5,057
----------------------------------------
AVPSF Premier Growth Fund                     34,527       4,995
----------------------------------------
AVPSF Growth and Income Fund                 423,841       7,529
----------------------------------------
AVPSF AllianceBernstein Small Cap Value
   Fund                                      130,311       2,693
----------------------------------------
AVPSF Technology Fund                         31,308          14
----------------------------------------
Baron Capital Asset Insurance Shares
   Fund                                    1,208,652     160,123
----------------------------------------
Deutsche VIT EAFE Equity Index Fund          933,758     425,591
----------------------------------------
Deutsche VIT Equity 500 Index Fund        11,252,527   4,082,620
----------------------------------------
Deutsche VIT Small Cap Index Fund          1,047,615     261,684
----------------------------------------
DGPF High Yield Series                     1,203,703     484,038
----------------------------------------
DGPF Devon Series                            104,165       7,932
----------------------------------------
DGPF Emerging Markets Series                 465,595     292,720
----------------------------------------
DGPF Growth and Income Series                 17,335          13
----------------------------------------
DGPF Small Cap Value Series                3,632,604   1,039,930
----------------------------------------
DGPF REIT Series                           1,511,806     249,091
----------------------------------------
DGPF Trend Series                          4,996,749   1,763,343
----------------------------------------
DGPF U.S. Growth Series                          916          14
----------------------------------------
Fidelity VIP Equity-Income Portfolio       1,423,905     767,251
----------------------------------------
Fidelity VIP Equity-Income Service
   Class Portfolio                           230,735       1,681
----------------------------------------
Fidelity VIP Growth Service
   Class Portfolio                         3,069,793     234,423
----------------------------------------
Fidelity VIP High Income Service
   Class Portfolio                           987,058     125,807
----------------------------------------
Fidelity VIP Overseas Service
   Class Portfolio                            50,023         197
----------------------------------------
Fidelity VIP II Asset Manager Portfolio      244,084      67,773
----------------------------------------
Fidelity VIP II Contrafund Service
   Class Portfolio                         4,610,101     853,445
----------------------------------------
Fidelity VIP II Investment Grade Bond
   Portfolio                               1,833,942   1,273,703
----------------------------------------
Fidelity VIP III Growth Opportunities
   Service Class Portfolio                 1,024,824     363,943
----------------------------------------
Janus Aspen Series Balanced Portfolio      3,911,919     973,220
----------------------------------------
Janus Aspen Series Worldwide Growth
   Portfolio                               4,937,915   1,036,567
----------------------------------------
Janus Aspen Series Aggressive Growth
   Service Shares Portfolio                    3,382          35
----------------------------------------
Janus Aspen Series Balanced Service
   Shares Portfolio                           50,804         485
----------------------------------------
Janus Aspen Series Global Technology
   Service Shares Portfolio                1,197,799     271,328
----------------------------------------
Janus Aspen Series Worldwide Growth
   Service Shares Portfolio                  154,648      25,680
----------------------------------------
LN Aggressive Growth Fund                        916          12
----------------------------------------
LN Bond Fund                               6,957,046     798,825
----------------------------------------
LN Capital Appreciation Fund               2,246,212     391,648
----------------------------------------
LN Equity-Income Fund                      2,061,318     186,431
----------------------------------------
LN Global Asset Allocation Fund               97,522      13,375
----------------------------------------
LN International Fund                         28,108         156
----------------------------------------
LN Money Market Fund                      47,929,641  32,913,811
----------------------------------------
LN Social Awareness Fund                     142,169      21,359
----------------------------------------
MFS VIT Capital Opportunities Series          18,437          97
----------------------------------------
MFS VIT Emerging Growth Series             4,072,372     832,149
----------------------------------------
MFS VIT Total Return Series                4,799,213     393,403
----------------------------------------
MFS VIT Utilities Series                   4,539,644   1,046,445
----------------------------------------
NB AMT Mid-Cap Growth Portfolio            3,814,893     586,457
----------------------------------------
NB AMT Partners Portfolio                    842,020      97,170
----------------------------------------
NB AMT Regency Portfolio                     159,741         245
----------------------------------------
OCC Accumulation Global Equity Portfolio     108,938     142,529
----------------------------------------
OCC Accumulation Managed Portfolio           358,285     328,288
----------------------------------------
Putnam VT Growth and Income Class IB
   Fund                                        6,925          80
----------------------------------------

Lincoln Life Flexible Premium Variable Life Account R
Notes to Financial Statements (continued)

4. Purchases and sales of investments (continued)

                                          AGGREGATE   AGGREGATE
                                          COST OF     PROCEEDS
                                          PURCHASES   FROM SALES
----------------------------------------------------------------
Putnam VT Health Sciences Class IB Fund        4,682          20
----------------------------------------
Templeton Asset Strategy Fund                200,117     101,102
----------------------------------------
Templeton International Securities Fund    1,751,873     282,199
----------------------------------------
Templeton International Securities
   Class 2 Fund                            2,212,419     247,053
----------------------------------------
Templeton Growth Securities Fund             192,978      78,897
----------------------------------------
Templeton Growth Securities Class 2 Fund     609,246      60,128
----------------------------------------
Franklin Small Cap Fund                       43,315         195
----------------------------------------

5. Investments

   The following is a summary of investments owned at December 31, 2001.

                                             NET
                                SHARES       ASSET   VALUE OF     COST OF
                                OUTSTANDING  VALUE   SHARES       SHARES
-----------------------------------------------------------------------------
AIM V.I. Capital Appreciation
   Fund                             66,698   $21.72  $ 1,448,677  $ 1,892,950
------------------------------
AIM V.I. Diversified Income
   Fund                             86,054     9.13      785,676      891,156
------------------------------
AIM V.I. Growth Fund               660,644    16.37   10,814,749   16,067,776
------------------------------
AIM V.I. International Equity
   Fund                            127,315    14.91    1,898,265    2,433,335
------------------------------
AIM V.I. Value Fund                621,323    23.35   14,507,890   17,384,537
------------------------------
AFIS Growth Class 2 Fund           239,608    44.08   10,561,929   13,485,039
------------------------------
AFIS Growth -- Income Class 2
   Fund                            255,440    31.58    8,066,789    8,470,507
------------------------------
AFIS Global Small
   Capitalization Class 2 Fund      98,256    11.48    1,127,978    1,189,785
------------------------------
AFIS International Class 2
   Fund                             13,751    11.97      164,601      161,038
------------------------------
AVPSF Premier Growth Fund            1,180    25.16       29,686       29,718
------------------------------
AVPSF Growth and Income Fund        19,150    22.16      424,375      416,346
------------------------------
AVPSF AllianceBernstein Small
   Cap Value Fund                   12,132    11.18      135,634      127,665
------------------------------
AVPSF Technology Fund                1,760    17.24       30,338       31,295
------------------------------
Baron Capital Asset Insurance
   Shares Fund                      86,300    19.30    1,665,596    1,506,565
------------------------------
Deutsche VIT EAFE Equity Index
   Fund                             90,704     8.39      761,008      894,989
------------------------------
Deutsche VIT Equity 500 Index
   Fund                          1,656,069    11.98   19,839,707   21,982,079
------------------------------
Deutsche VIT Small Cap Index
   Fund                            135,827    10.73    1,457,418    1,489,414
------------------------------
DGPF High Yield Series             179,193     5.23      937,178    1,001,469
------------------------------
DGPF Devon Series                   14,270    10.71      152,836      163,015
------------------------------
DGPF Emerging Markets Series        90,059     6.61      595,292      603,470
------------------------------
DGPF Growth and Income Series        1,068    16.21       17,316       17,322
------------------------------
DGPF Small Cap Value Series        287,568    19.53    5,616,202    4,945,231
------------------------------
DGPF REIT Series                   123,247    11.70    1,441,994    1,374,999
------------------------------
DGPF Trend Series                  322,480    25.23    8,136,161    9,036,697
------------------------------
DGPF U.S. Growth Series                130     7.60          985          903
------------------------------
Fidelity VIP Equity-Income
   Portfolio                       132,267    22.75    3,009,064    3,183,875
------------------------------
Fidelity VIP Equity-Income
   Service Class Portfolio          10,647    22.67      241,377      229,129
------------------------------
Fidelity VIP Growth Service
   Class Portfolio                 103,355    33.48    3,460,322    3,900,581
------------------------------
Fidelity VIP High Income
   Service Class Portfolio         193,837     6.38    1,236,678    1,443,955
------------------------------
Fidelity VIP Overseas Service
   Class Portfolio                   3,477    13.83       48,085       49,820
------------------------------
Fidelity VIP II Asset Manager
   Portfolio                        54,901    14.51      796,611      900,200
------------------------------
Fidelity VIP II Contrafund
   Service Class Portfolio         334,665    20.06    6,713,374    7,494,465
------------------------------
Fidelity VIP II Investment
   Grade Bond Portfolio            210,069    12.92    2,714,091    2,600,010
------------------------------
Fidelity VIP III Growth
   Opportunities Service
   Class Portfolio                  90,651    15.11    1,369,745    1,558,489
------------------------------
Janus Aspen Series Balanced
   Portfolio                       334,325    22.57    7,545,726    8,233,167
------------------------------
Janus Aspen Series Worldwide
   Growth Portfolio                280,914    28.54    8,017,291   10,521,560
------------------------------
Janus Aspen Series Aggressive
   Growth Service Shares
   Portfolio                           157    21.73        3,421        3,347
------------------------------
Janus Aspen Series Balanced
   Service Shares Portfolio          2,157    23.31       50,269       50,320
------------------------------
Janus Aspen Series Global
   Technology Service Shares
   Portfolio                       514,300     4.08    2,098,346    3,378,449
------------------------------
Janus Aspen Series Worldwide
   Growth Service Shares
   Portfolio                         4,650    28.38      131,980      129,180
------------------------------
LN Aggressive Growth Fund              106     9.37          990          904
------------------------------
LN Bond Fund                       762,158    12.38    9,434,750    9,313,691
------------------------------
LN Capital Appreciation Fund       146,820    17.36    2,548,497    3,523,572
------------------------------
LN Equity-Income Fund              147,943    15.34    2,269,295    2,429,364
------------------------------
LN Global Asset Allocation
   Fund                             11,170    12.58      140,485      155,061
------------------------------
LN International Fund                2,678    11.16       29,875       27,960
------------------------------

Lincoln Life Flexible Premium Variable Life Account R
Notes to Financial Statements (continued)

5. Investments (continued)

                                             NET
                                SHARES       ASSET   VALUE OF     COST OF
                                OUTSTANDING  VALUE   SHARES       SHARES
-----------------------------------------------------------------------------
LN Money Market Fund             3,033,180    10.00   30,331,790   30,331,790
------------------------------
LN Social Awareness Fund             7,886    25.80      203,481      271,770
------------------------------
MFS VIT Capital Opportunities
   Series                            1,391    13.56       18,858       18,343
------------------------------
MFS VIT Emerging Growth Series     374,922    17.98    6,741,095    9,642,179
------------------------------
MFS VIT Total Return Series        374,884    18.61    6,976,585    6,911,093
------------------------------
MFS VIT Utilities Series           317,332    15.95    5,061,449    6,528,085
------------------------------
NB AMT Mid-Cap Growth
   Portfolio                       246,453    16.94    4,174,906    4,820,720
------------------------------
NB AMT Partners Portfolio           72,288    15.10    1,091,543    1,123,240
------------------------------
NB AMT Regency Portfolio            16,853     9.97      168,023      159,504
------------------------------
OCC Accumulation Global Equity
   Portfolio                        43,304    13.09      566,854      672,302
------------------------------
OCC Accumulation Managed
   Portfolio                        28,382    40.15    1,139,540    1,175,503
------------------------------
Putnam VT Growth and Income
   Class IB Fund                       294    23.44        6,903        6,843
------------------------------
Putnam VT Health Sciences
   Class IB Fund                       398    11.70        4,656        4,662
------------------------------
Templeton Asset Strategy Fund       42,685    15.51      662,042      807,108
------------------------------
Templeton International
   Securities Fund                 284,149    11.85    3,367,170    4,815,298
------------------------------
Templeton International
   Securities Class 2 Fund         206,752    11.74    2,427,273    3,043,251
------------------------------
Templeton Growth Securities
   Fund                             31,806    11.09      352,729      389,432
------------------------------
Templeton Growth Securities
   Class 2 Fund                     59,486    11.01      654,941      684,820
------------------------------
Franklin Small Cap Fund              2,448    17.97       43,993       43,126
------------------------------

6. New investment funds and fund name changes

   During 2000, the BT Insurance Fund Trust family of funds changed its name to Deutsche Asset Management VIT Funds Trust, the Delaware Group Premium Fund, Inc. family of funds changed its name to Delaware Group Premium Fund (DGPF) and the Templeton Variable Products Series fund family changed its name to Franklin Templeton Variable Insurance Products Trust. Also during 2000, the Delaware Premium Delchester Series changed its name to the DGPF High Yield Series, the Templeton International Fund changed its name to the Templeton International Securities Fund, the Templeton International Class 2 Fund changed its name to the Templeton International Securities Class 2 Fund, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund, the Templeton Stock Fund changed its name to the Templeton Growth Securities Fund and the Templeton Stock Class 2 Fund changed its name to the Templeton Growth Securities Class 2 Fund.

   Also, during 2000, the Fidelity VIP Growth Service Class Fund, the Fidelity VIP High Income Service Class Fund, the AFIS Growth Class 2 Fund, the AFIS Growth -- Income Class 2 Fund, the AFIS Global Small Capitalization Class 2 Fund and the Janus Aspen Series Global Technology Service Class Portfolio became available as investment options for Variable Account contract owners of selected policy forms. Accordingly, the 2000 statements of operations and changes in net assets for these subaccounts are for the period from May 1, 2000 (commencement of operations) to December 31, 2000.

   During 2001, the AFIS International Class 2 Fund, the AVPSF Premier Growth Portfolio, the AVPSF Growth and Income Portfolio, the AVPSF AllianceBernstein Small Cap Value Portfolio, the AVPSF Technology Portfolio, the DGPF Growth and Income Series, the DGPF U.S. Growth Series, the Fidelity VIP Equity-Income Service Class Portfolio, the Fidelity VIP Overseas Service Class Portfolio, the Janus Aspen Series Aggressive Growth Service Shares Portfolio, the Janus Aspen Series Balanced Service Shares Portfolio, the Janus Aspen Series Worldwide Growth Service Shares Portfolio, the LN Aggressive Growth Fund Inc., the LN International Fund Inc., the MFS VIT Capital Opportunities Series, the NB AMT RegencyPortfolio, the Putnam VT Growth and Income Class IB Fund, the Putnam VT Health Sciences Class IB Fund, and the Franklin Small Cap Fund became available as investment options for Variable Account contract owners of selected policy forms. Accordingly, the 2001 statements of operations and changes in net assets and total return and investment income ratios in footnote 3 for these subaccounts are for the period from September 10, 2001 (commencement of operations) to December 31, 2001.

Report of Ernst & Young LLP,
Independent Auditors

Board of Directors of The Lincoln National Life Insurance Company
 and
Contract Owners of Lincoln Life Flexible Premium Variable Life
Account R

We have audited the accompanying statement of assets and liabilities of Lincoln Life Flexible Premium Variable Life Account R ("Variable Account") (comprised of the following subaccounts: AIM Variable Insurance Funds ("AIM V.I.") Capital Appreciation, AIM V.I. Diversified Income, AIM V.I. Growth, AIM V.I. International Equity, AIM V.I. Value, American Funds Insurance Series ("AFIS") Growth Class 2, AFIS Growth-Income Class 2, AFIS Global Small Capitalization Class 2, AFIS International Class 2, Alliance Variable Product Series Fund ("AVPSF") Premier Growth, AVPSF Growth and Income, AVPSF AllianceBernstein Small Cap Value, AVPSF Technology, Baron Capital Funds Trust ("Baron") Capital Asset Insurance Shares, Deutsche Asset Management VIT Funds Trust ("Deutsche VIT") EAFE Equity Index, Deutsche VIT Equity 500 Index, Deutsche VIT Small Cap Index, Delaware Group Premium Fund ("DGPF") High Yield, DGPF Devon, DGPF Emerging Markets, DGPF Growth and Income, DGPF Small Cap Value, DGPF REIT, DGPF Trend, DGPF U.S. Growth, Fidelity Variable Insurance Products ("Fidelity VIP") Equity-Income, Fidelity VIP Equity-Income Service Class, Fidelity VIP Growth Service Class, Fidelity VIP High Income Service Class, Fidelity VIP Overseas Service Class, Fidelity VIP II Asset Manager, Fidelity VIP II Contrafund Service Class, Fidelity VIP II Investment Grade Bond, Fidelity VIP III Growth Opportunities Service Class, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, Janus Aspen Series Aggressive Growth Service Shares, Janus Aspen Series Balanced Service Shares, Janus Aspen Series Global Technology Service Shares, Janus Aspen Series Worldwide Growth Service Shares, Lincoln National ("LN") Aggressive Growth, LN Bond, LN Capital Appreciation, LN Equity-Income, LN Global Asset Allocation, LN International, LN Money Market, LN Social Awareness, MFS Variable Insurance Trust ("MFS VIT") Capital Opportunities, MFS VIT Emerging Growth, MFS VIT Total Return, MFS VIT Utilities, Neuberger Berman Advisers Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Partners, NB AMT Regency, OCC Accumulation Trust ("OCC Accumulation") Global Equity, OCC Accumulation Managed, Putnam Variable Trust ("Putnam VT") Growth and Income Class IB, Putnam VT Health Sciences Class IB, Franklin Templeton Variable Insurance Products Trust ("Templeton") Asset Strategy, Templeton International Securities, Templeton International Securities Class 2, Templeton Growth Securities, Templeton Growth Securities Class 2 and Franklin Small Cap), as of December 31, 2001 and the related statements of operations and changes in net assets for each of the respective three years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Flexible Premium Variable Life Account R at December 31, 2001 and the results of their operations and the changes in their net assets for each of the respective three years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.

                             /s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2002

The Lincoln National Life Insurance Company

Balance Sheets -- Statutory Basis

                                                         December 31
                                                       2001      2000
                                                     --------- ---------
                                                        (in millions)
                                                     -------------------
        Admitted assets
        Cash and investments:
         Bonds                                       $23,421.0 $21,852.5

        -----------------------------------------
         Preferred stocks                                223.6     261.7

        -----------------------------------------
         Unaffiliated common stocks                      107.6     161.7

        -----------------------------------------
         Affiliated common stocks                        623.5     743.0

        -----------------------------------------
         Mortgage loans on real estate                 4,098.7   4,102.0

        -----------------------------------------
         Real estate:

        -----------------------------------------
           Properties occupied by the company              6.2      10.5

        -----------------------------------------
           Properties held for sale                      243.6     261.2

        -----------------------------------------
         Policy loans                                  1,708.7   1,723.5

        -----------------------------------------
         Short-term investments                          798.1   1,427.9

        -----------------------------------------
         Other investments                               466.6     485.0

        -----------------------------------------
         Cash and cash equivalents                     1,899.4      20.5

                                                     --------- ---------
        -----------------------------------------
        Total cash and investments
        -----------------------------------------     33,597.0  31,049.5
        Premiums and fees in course of collection
        -----------------------------------------          3.1     111.5
        Accrued investment income
        -----------------------------------------        457.2     444.2
        Reinsurance recoverable
        -----------------------------------------        550.4     450.7
        Funds withheld by ceding companies
        -----------------------------------------        154.1      74.4
        Company owned policies and contracts
        -----------------------------------------        361.4     335.0
        Net deferred federal income taxes
        -----------------------------------------        180.2        --
        Goodwill
        -----------------------------------------         33.1      38.4
        Other admitted assets
        -----------------------------------------        130.9     106.2
        Separate account assets                       38,636.5  43,904.6
        -----------------------------------------    --------- ---------
        Total admitted assets                        $74,103.9 $76,514.5
        -----------------------------------------    ========= =========

                                                                  December 31
                                                               2001       2000
                                                             ---------  ---------
                                                                 (in millions)
                                                             --------------------
Liabilities and capital and surplus
Liabilities:
 Policy and contract liabilities:
------------------------------------------------------------
   Future policy benefits and claims                         $28,071.8  $27,828.0
------------------------------------------------------------
   Dividends payable                                              65.1       77.7
------------------------------------------------------------
   Other policyholder liabilities                                 56.0      220.5
------------------------------------------------------------ ---------  ---------
 Total policy and contract liabilities                        28,192.9   28,126.2
------------------------------------------------------------
 Amounts withheld or retained by Company as agent or trustee     869.5      639.8
------------------------------------------------------------
 Funds held under reinsurance treaties                         1,693.1      849.6
------------------------------------------------------------
 Asset valuation reserve                                         454.5      534.1
------------------------------------------------------------
 Interest maintenance reserve                                      7.7       20.9
------------------------------------------------------------
 Income taxes payable to parent                                  537.4       20.1
------------------------------------------------------------
 Other liabilities                                               965.8      516.7
------------------------------------------------------------
 Short-term loan payable to parent company                       200.0      199.5
------------------------------------------------------------
 Net transfers due from separate accounts                       (967.0)    (976.1)
------------------------------------------------------------
 Separate account liabilities                                 38,634.0   43,904.6
------------------------------------------------------------ ---------  ---------
Total liabilities                                             70,587.9   73,835.4
------------------------------------------------------------

Capital and surplus:
 Common stock, $2.50 par value:

    Authorized, issued and outstanding shares--10 million
    (owned by Lincoln National Corporation)                     25.0      25.0
 --------------------------------------------------------
  Surplus notes due to Lincoln National Corporation          1,250.0   1,250.0
 --------------------------------------------------------
  Paid-in surplus                                            1,520.4   2,006.1
 --------------------------------------------------------
  Unassigned surplus (deficit)                                 720.6    (602.0)
 --------------------------------------------------------  --------- ---------
 Total capital and surplus                                   3,516.0   2,679.1
 --------------------------------------------------------  --------- ---------
 Total liabilities and capital and surplus                 $74,103.9 $76,514.5
 --------------------------------------------------------  ========= =========


See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Operations -- Statutory Basis

                                                                                     Year ended December 31
                                                                                   2001       2000      1999
                                                                                 ---------  --------- ---------
                                                                                          (in millions)
                                                                                 ------------------------------
Premiums and other revenues:
Life and annuity premiums                                                        $ 7,681.0  $ 7,985.7 $ 8,001.4
--------------------------------------------------------------
Accident and health premiums                                                        (286.1)     115.7    (258.2)
--------------------------------------------------------------
Net investment income                                                              2,128.4    2,125.5   2,203.2
--------------------------------------------------------------
Amortization of interest maintenance reserve                                          21.2       21.6      29.1
--------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded                              966.1      568.4     472.3
--------------------------------------------------------------
Reserve adjustment on reinsurance ceded                                               32.0      407.5    (469.6)
--------------------------------------------------------------
Expense charges on deposit funds                                                      56.7      118.2     146.5
--------------------------------------------------------------
Separate account investment management and administration service fees               574.3      624.8     473.9
--------------------------------------------------------------
Other income                                                                         175.2      166.2      88.8
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Total revenues                                                                    11,348.8   12,133.6  10,687.4
--------------------------------------------------------------
Benefits and expenses:
Benefits and settlement expenses                                                   8,686.7    8,950.3   8,504.8
--------------------------------------------------------------                     1,691.1    2,466.2   1,618.4
Underwriting, acquisition, insurance and other expenses                          ---------  --------- ---------
--------------------------------------------------------------
Total benefits paid or provided                                                   10,377.8   11,416.5  10,123.2
--------------------------------------------------------------
Gain from operations before dividends to policyholders, income taxes and net
realized gain (loss) on investments                                                  971.0      717.1     564.2
--------------------------------------------------------------
Dividends to policyholders                                                            75.2       80.2      80.3
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Gain from operations before federal income taxes and net realized gain (loss) on
investments                                                                          895.8      636.9     483.9
--------------------------------------------------------------
Federal income taxes                                                                 456.5       94.9      85.4
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Gain from operations before net realized gain (loss) on investments                  439.3      542.0     398.5
--------------------------------------------------------------
Net realized gain (loss) on investments, net of income tax expense and excluding
net transfers to the interest maintenance reserve                                   (260.3)      27.9     114.4

                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Net income                                                                       $   179.0  $   569.9 $   512.9
-------------------------------------------------------------------------------- =========  ========= =========


See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Changes in Capital and Surplus -- Statutory Basis

                                                                                 Unassigned    Total
                                                       Common Surplus  Paid-in    Surplus   Capital and
                                                       Stock   Notes   Surplus   (Deficit)    Surplus
                                                       ------ -------- --------  ---------- -----------
                                                                        (in millions)
                                                       -----------------------------------------------
Balances at January 1, 1999                            $25.0  $1,250.0 $1,930.1   $ (640.6)  $2,564.5
------------------------------------------------------
Net income                                                --        --       --      512.9      512.9
------------------------------------------------------
Increase in difference in cost and admitted investment
amounts                                                   --        --       --     (101.9)    (101.9)
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --      (22.9)     (22.9)
------------------------------------------------------
Decrease in liability for reinsurance in unauthorized
companies                                                 --        --       --       26.0       26.0
------------------------------------------------------
Gain on reinsurance transaction                           --        --       --       71.8       71.8
------------------------------------------------------
Increase in asset valuation reserve                       --        --       --       (6.4)      (6.4)
------------------------------------------------------
Paid-in surplus                                           --        --     12.5         --       12.5
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --       --     (530.0)    (530.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 1999                           25.0   1,250.0  1,942.6     (691.1)   2,526.5
------------------------------------------------------

Net income                                                --        --       --      569.9      569.9
------------------------------------------------------
Decrease in difference in cost and admitted investment
amounts                                                   --        --       --       17.2       17.2
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --      (21.9)     (21.9)
------------------------------------------------------
Decrease in liability for reinsurance in unauthorized
companies                                                 --        --       --        0.6        0.6
------------------------------------------------------
Amortization of gain on reinsurance transaction           --        --       --       (7.9)      (7.9)
------------------------------------------------------
Change in policy reserve valuation basis                  --        --       --       (5.6)      (5.6)
------------------------------------------------------
Increase in asset valuation reserve                       --        --       --      (43.2)     (43.2)
------------------------------------------------------
Paid-in surplus                                           --        --     63.5         --       63.5
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --       --     (420.0)    (420.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 2000                           25.0   1,250.0  2,006.1     (602.0)   2,679.1
------------------------------------------------------

Net income                                                --        --       --      179.0      179.0
------------------------------------------------------
Cumulative effect of adoption of codification             --        --       --        8.7        8.7
------------------------------------------------------
Decrease in difference in cost and admitted investment
amounts                                                   --        --       --       77.7       77.7
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --     (162.8)    (162.8)
------------------------------------------------------
Increase in liability for reinsurance in unauthorized
companies                                                 --        --       --      (59.4)     (59.4)
------------------------------------------------------
Gain on reinsurance transaction                           --        --       --    1,027.0    1,027.0
------------------------------------------------------
Change in net deferred income taxes                       --        --       --      169.8      169.8
------------------------------------------------------
Curtailment gain on employee benefit plans                --        --       --       12.4       12.4
------------------------------------------------------
Decrease in asset valuation reserve                       --        --       --       70.2       70.2
------------------------------------------------------
Paid-in surplus                                           --        --      9.3         --        9.3
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --   (495.0)        --     (495.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 2001                          $25.0  $1,250.0 $1,520.4   $  720.6   $3,516.0
------------------------------------------------------ =====  ======== ========   ========   ========

See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Cash Flow -- Statutory Basis

                                                                             Year ended December 31
                                                                           2001       2000       1999
                                                                        ----------  ---------  ---------
                                                                                  (in millions)
                                                                        --------------------------------
Operating activities
Premiums, policy proceeds and other considerations received
----------------------------------------------------------------------- $  7,579.5  $ 8,082.8  $ 7,671.1
Allowances and reserve adjustments received (paid) on reinsurance ceded
-----------------------------------------------------------------------      802.8      610.1      (19.9)
Investment income received
-----------------------------------------------------------------------    1,990.1    2,109.8    2,168.6
Separate account investment management and administration service fees received
-----------------------------------------------------------------------      574.2      624.8      470.6
Benefits paid
-----------------------------------------------------------------------   (8,723.5)  (9,843.9)  (8,699.4)
Underwriting, acquisition, insurance and other expenses paid
-----------------------------------------------------------------------   (1,926.6)  (1,796.4)  (1,734.5)
Proceeds related to reinsurance agreements
-----------------------------------------------------------------------    1,472.8         --       71.8
Federal income taxes paid
-----------------------------------------------------------------------      (66.6)     (16.3)     (81.2)
Dividends to policyholders
-----------------------------------------------------------------------      (87.7)     (82.6)     (82.8)
Other income received and expenses paid, net                               1,194.0      (48.9)     252.1
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash provided by (used in) operating activities
-----------------------------------------------------------------------    2,809.0     (360.6)      16.4

Investing activities
Sale, maturity or repayment of investments
-----------------------------------------------------------------------    9,473.3    5,845.5    6,557.7
Proceeds from sale of subsidiaries
-----------------------------------------------------------------------      330.8         --         --
Purchase of investments
-----------------------------------------------------------------------  (10,841.1)  (4,719.6)  (5,940.8)
Other sources (uses) including reinsured policy loans                         13.3     (344.6)    (497.0)
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash (used in) provided by investing activities
-----------------------------------------------------------------------   (1,023.7)     781.3      119.9

Financing activities
Surplus paid-in
-----------------------------------------------------------------------        9.3       63.5       12.5
Proceeds from borrowings from shareholder
-----------------------------------------------------------------------      200.0      180.0      205.0
Repayment of borrowings from shareholder
-----------------------------------------------------------------------     (180.0)    (205.0)    (140.0)
Deposits on deposit type contract funds
-----------------------------------------------------------------------       (5.5)        --         --
Withdrawals on deposit type contract funds
-----------------------------------------------------------------------      (65.0)        --         --
Dividends paid to shareholder                                               (495.0)    (420.0)    (530.0)
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash provided by (used in) financing activities                         (536.2)    (381.5)    (452.5)
----------------------------------------------------------------------- ----------  ---------  ---------
Net increase (decrease) in cash and short-term investments
-----------------------------------------------------------------------    1,249.1       39.2     (316.2)
Cash and short-term investments at beginning of year                       1,448.4    1,409.2    1,725.4
----------------------------------------------------------------------- ----------  ---------  ---------
Cash and short-term investments at end of year                          $  2,697.5  $ 1,448.4  $ 1,409.2
----------------------------------------------------------------------- ==========  =========  =========


See accompanying notes.

The Lincoln National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies


Organization and Operations
The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 2001, the Company owned 100% of the outstanding common stock of two insurance company subsidiaries and eight non-insurance subsidiaries, including three limited liability companies.

The Company's principal businesses consist of underwriting annuities and life insurance contracts through multiple distribution channels. The Company is licensed and sells its products in 49 states, Canada and several territories of the United States.

Use of Estimates
The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation
The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

 Investments
 Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners' ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

 Effective January 1, 2001 if it is determined that a decline in the fair value of a bond is other than temporary, the cost basis of the bond is written down to fair value. The provision for such declines is charged to realized loss. Impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of aquisition.

 All mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than securitized assets that are of high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to its fair value. If high credit quality securities are adjusted, the retrospective method is used.

 Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, all derivatives are reported on the balance sheet at fair value, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder's equity rather than to income as required for fair value hedges.

 Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income, as would be required under GAAP.

 Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income taxes and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in net income, on a pre-tax basis, in the period that the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method.

 The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula, and is reported as a liability, with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

The Lincoln National Life Insurance Company

 Subsidiaries
 The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP.

 Policy Acquisition Costs
 The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

 Nonadmitted Assets
 Certain assets designated as "nonadmitted," principally past-due agents' balances, furniture and equipment, certain receivables, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual ("NAIC APPM"), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

 Universal Life and Annuity Policies
 Revenues for universal life policies and annuity policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue. Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies and annuity policies are reported as benefits and settlement expenses in the accompanying statements of income. Under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

 Benefit Reserves
 Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

 Reinsurance
 Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis, except for certain reinsurance contracts that provide statutory surplus relief to other insurance companies, for which a right of offset exists.

 A liability for reinsurance balances has been provided for unsecured policy reserves and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are cred ited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

 Commission allowances on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

 Under statutory accounting, the initial gain from a reinsurance transaction is recognized as a separate a component of surplus (net of tax) and is recorded in income over time at the rate that earnings on the reinsured business are expected to emerge. Under GAAP, the gain is recognized as deferred revenue (a liability), net of DAC adjustments and is amortized into earnings over time at the rate that earnings on the reinsured business are expected to emerge.

 Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

 Employee Benefits
 For purposes of calculating the Company's pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included.

 Deferred Income Taxes
 Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Effective January 1, 2001, deferred federal income taxes are provided; however, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, states taxes

The Lincoln National Life Insurance Company are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

 Policyholder Dividends
 Policyholder dividends are recognized when declared rather than over the term of the related policies.

 Surplus Notes Due to LNC
 Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

 Statements of Cash Flows
 Cash, cash equivalents, and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

 A reconciliation of the Company's capital and surplus and net income (loss), as determined in accordance with statutory accounting practices, to amounts determined in accordance with GAAP is as follows:

                                                                       Capital and Surplus      Net Income (Loss)
                                                                      -----------------------------------------------
                                                                           December 31        Year ended December 31
                                                                        2001       2000      2001     2000     1999
                                                                      ---------  ---------  --------------------------
                                                                          (in millions)           (in millions)
                                                                      ---------  ---------  --------------------------
Amounts reported on a statutory-basis................................ $ 3,516.0  $ 2,679.1  $ 179.0  $ 569.9  $ 512.9
GAAP adjustments:
  Deferred policy acquisition costs, present value of future profits
   and goodwill......................................................   3,657.5    3,812.6    305.1    287.9    135.0
  Policy and contract reserves.......................................  (1,946.0)  (2,129.9)  (221.9)  (142.3)   (97.3)
  Policyholders' share of earnings and surplus on participating
   business..........................................................     (96.2)    (131.1)    (3.3)     (.3)    (1.8)
  Statutory deferred gain in surplus.................................  (1,042.4)     (63.9)      --       --       --
  Deferred income taxes..............................................    (257.8)     185.2    310.8   (108.3)  (117.4)
  Interest maintenance reserve.......................................       7.7       20.9    (12.9)   (51.4)   (87.2)
  Asset valuation reserve............................................     454.5      534.1       --       --       --
  Nonadmitted assets.................................................     731.1      196.1       --       --       --
  Unrealized gain (loss) on investments..............................     362.0       38.7       --       --       --
  Net realized loss on investments...................................      (2.8)    (156.5)    48.8     18.9    (32.4)
  Investments in subsidiary companies................................     567.8      523.3     77.8     61.8     39.1
  Surplus notes and related interest.................................  (1,250.0)  (1,250.0)      --       --      1.5
  Other, net.........................................................     197.5      (59.8)  (187.3)    12.7    129.8
                                                                      ---------  ---------  -------  -------  -------
Net increase (decrease)..............................................   1,382.9    1,519.7    317.1     79.0    (30.7)
                                                                      ---------  ---------  -------  -------  -------
Amounts reported on a GAAP basis..................................... $ 4,898.9  $ 4,198.8  $ 496.1  $ 648.9  $ 482.2
                                                                      =========  =========  =======  =======  =======

Other significant accounting practices are as follows:

Investments
Bonds not backed by other loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

Mortgage-backed bonds (e.g., CMO's) are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities (i.e., the retrospective method). The Company has elected to use actual cost data as of January 1, 1994 as the cost of applying the retrospective adjustment method to securities purchased prior to that date.

Redeemable preferred stocks, which have the characteristics of debt securities and are rated as medium quality or better, are reported at cost or amortized cost. All other preferred stocks are recorded at market value.

Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains (losses) were reported in unassigned surplus without any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term, highly liquid investments with original maturities of three months or less, and are principally stated at amortized cost.

The Lincoln National Life Insurance Company

The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments that qualify for hedge accounting, and meet the criteria of an effective hedge, on a basis consistent with that of the item hedged, with the related net unrealized capital gain or loss reported in unassigned surplus, when applicable, along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains and losses were reported in unassigned surplus without any adjustment for federal income taxes. The Company accounts for derivatives securities that do not meet the criteria to qualify for hedge accounting at fair value, and the related changes in fair value are recognized in current operations. The fair values of the Company's derivative securities are based on industry standard pricing models that are commercially available.

Upon termination, gains and losses on those derivative instruments that qualify for hedge accounting are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations or foreign exchange risk. Moreover, the derivatives used to hedge those exposures are designated as hedges and reduce the indicated risk by demonstrating a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

The Company's insurance subsidiaries are reported at their underlying statutory equity. The Company's noninsurance subsidiaries, which have no significant ongoing operations other than for the Company and its affiliates, are reported based on the underlying GAAP equity of the subsidiaries, adjusted to a statutory basis. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses. Prior to January 1, 2001, the Company reported its noninsurance subsidiaries based on the underlying GAAP equity of the subsidiaries.

The Company has minor ownership interests in joint ventures and carries these investments based on its interest in the underlying GAAP equity of the investee.

Mortgage loans on real estate are reported at aggregate unpaid balances, less allowances for impairment. A mortgage loan is considered to be impaired, when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. The impairment is considered to be other than temporary when management determines foreclosure is probable. Then the mortgage loan is written down to fair value and a realized loss is recognized.

Policy loans are reported at unpaid balances.

Real estate occupied by the Company is reported at depreciated cost, net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Prior to January 1, 2001, real estate, other than that occupied by the Company was reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Realized capital gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks, which result from impairment or premium and discount amortization are credited or charged to income. Other changes in the admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly to unassigned surplus.

Loaned Securities
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

Goodwill
Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years. Goodwill is evaluated periodically for impairment, and if determined to be impaired, is written down to fair value, with the amount of the write down recorded as a realized loss.

Premiums
Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

Benefits

Life, annuity and accident and health benefit reserves are computed in accordance with actuarial standards. The reserves are based on actuarial assumptions that produce reserves at

The Lincoln National Life Insurance Company least as great as those called for in any contract provision as to reserve basis and method, and are in accordance with all other contract provisions. The reserves are at least as great as the minimum aggregate amounts required by the Insurance Department.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

Ordinary policies issued substandard are valued on the multiple table reserve basis. A reserve of 50% of the net extra premiums is carried on policies with flat extra premiums.

As of December 31, 2001, the Company has $71.4 million in reserves on $11.2 billion of insurance inforce on the life line of business, for which the gross premiums are less than the net premiums according to the standard of valuation required by the Insurance Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular reserves less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest on funds not involving life contingencies has been determined by formula or from the basic data for such items.

Net of reinsurance, liabilities related to guaranteed investment contracts are equal to fund balances. Other deposit-type liabilities, such as supplemental contracts without life contingencies, annuities certain and dividend accumulations, are calculated by discounting the liabilities at prescribed interest rates.

Reinsurance Ceded and Assumed
Reinsurance premiums, benefits paid and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

The Company enters into reinsurance agreements with other companies in the normal course of business. Prior to the acquisition of LNC's reinsurance operations by Swiss Re on December 7, 2001, LNC's insurance subsidiaries assumed reinsurance from unaffiliated companies. The transaction with Swiss Re involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNC's reinsurance operations. Assets and liabilities on the balance sheets, and premiums and benefits on the statements of operations, which result from reinsurance contracts, are netted in accordance with accounting practices prescribed by the Indiana Department of Insurance, including the Swiss Re indemnity reinsurance transactions.

Pension Benefits
Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

Income Taxes
The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Stock Options
The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

Assets Held in Separate Accounts and Liabilities Related to Separate Accounts Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of pension and variable life and annuity contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are reported as separate account investment management and administration service fees. Mortality charges on variable universal life contracts are reported as expense charges on deposit funds in the accompanying statements of operations. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in separate account investment management and administration service fees.

Reclassifications
Certain amounts reported in the prior years' statutory-basis financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications had no effect on unassigned surplus or net income of the prior years.
--------------------------------------------------------------------------------
2. Accounting Change and Permitted Statutory Accounting Practice

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. Effective January 1, 2001, the State of Indiana required that insurance companies domiciled in Indiana prepare their statutory-basis financial statements in accordance with the NAIC APPM.

Accounting changes adopted to conform to the provisions of the NAIC APPM are reported as changes in accounting princi-

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
2. Accounting Change and Permitted Statutory Accounting Practice (continued)

ples. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus by $8.7 million as of January 1, 2001. Included in this total adjustment are the following items:

                                                           Increase
                                                          (Decrease)
                                                            Surplus
                                                         -------------
                                                         (in millions)
                                                         -------------
          Deferred tax asset............................     $110.8...
          Employee benefit plans........................       18.2...
          AVR beginning value adjustment for other asset
           changes......................................        9.4...
          Cost of collection............................        2.0...
          Home office real estate.......................      (3.8)...
          Mortgage loans impairment.....................      (5.2)...
          Derivatives...................................      (9.6)...
          Company owned furniture, equipment and
           plane........................................     (11.7)...
          Bonds and stocks..............................     (41.0)...
          Tax deficiency reserve........................     (60.4)...
                                                            ------
          Total.........................................    $  8.7
                                                            ======

In 2001, the Company received written approval from the Insurance Department to pay dividends from paid-in surplus, instead of from unassigned surplus, if there is no earned surplus, or an insufficient amount of earned surplus, to pay the requested dividend, subject to the Indiana Insurance Commission's approval. The Insurance Department also granted the Company permission to retroactively reclassify dividends paid from earned surplus in 2001 to paid-in surplus. Dividends paid in 2001 from paid-in surplus, after the retroactive adjustment, totaled $495.0 million.

The Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Indiana for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Indiana Insurance Law. The NAIC APPM has been adopted as a component of prescribed or permitted practices by the state of Indiana, however; Indiana has required the use of particular mortality tables to compute reserves for certain types of life insurance policies, which result in higher reserves than would be required under NAIC APPM. The use of the mortality tables required by Indiana, rather than reserve calculation pursuant to NAIC APPM, resulted in a decrease to gain from operations before federal income taxes and net realized loss on investments for the year ended December 31, 2001 of $68.9 million, and a decrease to capital and surplus as of December 31, 2001 of $162.7 million.
--------------------------------------------------------------------------------
3. Investments

The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds at December 31, 2001, and 2000 are summarized as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized   Fair
                                 Cost      Gains      Losses     Value
                               --------- ---------- ---------- ---------
                                             (in millions)
                               -----------------------------------------
        At December 31, 2001:
          Corporate........... $19,283.8   $665.0     $488.5   $19,460.3
          U.S. government.....     325.8     55.9        4.7       377.0
          Foreign government..     765.6     43.7        3.8       805.5
          Mortgage-backed.....   3,016.0    114.8       22.7     3,108.1
          State and municipal.      29.8       .3         .6        29.5
                               ---------   ------     ------   ---------
                               $23,421.0   $879.7     $520.3   $23,780.4
                               =========   ======     ======   =========
        At December 31, 2000:
          Corporate........... $17,205.5   $430.8     $542.0   $17,094.3
          U.S. government.....     324.2     64.2        2.5       385.9
          Foreign government..     812.6     35.9       27.9       820.6
          Mortgage-backed.....   3,499.0     89.9       34.2     3,554.7
          State and municipal.      11.2       --         .1        11.1
                               ---------   ------     ------   ---------
                               $21,852.5   $620.8     $606.7   $21,866.6
                               =========   ======     ======   =========

The cost or amortized cost of bonds at December 31, 2001 and 2000 has been reduced by adjustments of $248.7 million and $58.3 million, respectively, to decrease cost or amortized cost as a result of write-downs of these investments due to impairment and/or the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

The Lincoln National Life Insurance Company

A summary of the cost or amortized cost and the fair value of investments in bonds at December 31, 2001, by contractual maturity, is as follows:

                                              Cost or
                                             Amortized   Fair
                                               Cost      Value
                                             --------- ---------
                                                (in millions)
                                             --------- ---------
               Maturity:
                 In 2002.................... $   711.6 $   723.7
                 In 2003-2006...............   4,918.6   5,035.2
                 In 2007-2011...............   7,682.8   7,662.6
                 After 2011.................   7,092.1   7,250.8
                 Mortgage-backed securities.   3,015.9   3,108.1
                                             --------- ---------
               Total........................ $23,421.0 $23,780.4
                                             ========= =========

The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of investments in bonds during 2001, 2000 and 1999 were $5.6 billion, $2.9 billion and $5.4 billion, respectively. Gross gains during 2001, 2000 and 1999 of $146.3 million, $56.0 million and $95.4 million, respectively, and gross losses of $171.4 million, $116.5 million and $195.5 million, respectively, were realized on those sales.

At December 31, 2001 and 2000, investments in bonds, with an admitted asset value of $21.4 million and $99.9 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements. At December 31, 2001, the Company held foreign-currency dominated securities with a U.S. dollar equivalent par value of $80.1 million.

At December 31, 2001, the Company held unrated or less-than-investment grade corporate bonds of $1.7 billion, with an aggregate fair value of $1.6 billion. Those holdings amounted to 7.34% of the Company's investments in bonds and less than 4.89% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus. The cost or amortized cost of preferred stock and unaffiliated common stock, gross unrealized gains and losses and the fair value of such investments at December 31, 2001, and 2000 are as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized Fair
                                 Cost      Gains      Losses   Value
                               --------- ---------- ---------- -----
                                           (in millions)
                               --------- ---------- ---------- -----
           At December 31,
            2001:
             Preferred stocks.  $223.6     $ 5.5      $  .6    228.5
                               =====================================
             Unaffiliated
              common stocks...   107.4      15.2       15.1    107.5
                               =====================================
           At December 31,
            2000:
             Preferred stocks.   261.7       2.9       25.1    239.5
                               =====================================
             Unaffiliated
              common stocks...   145.7      30.7       14.7    161.7
                               =====================================

The cost or amortized cost of preferred stocks at December 31, 2001 and 2000 has been reduced by adjustments of $14.9 million and $7.6 million, respectively, to decrease amortized cost as a result of write-downs of these investments due to impairment and/or the SVO designating certain investments as low or lower quality.

During 2001, the minimum and maximum lending rates for mortgage loans were 6.3% and 10.0%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 79.5%. At December 31, 2000, the Company held mortgages aggregating $5.0 million with interest overdue beyond 180 days (excluding accrued interest). No interest was past due 180 days or more on mortgages at December 31, 2001. At December 31, 2001 and 2000 impaired loans with a related allowance ($2.5 million and $5.2 million, respectively) for credit losses are $21.7 million and $24.1 million, respectively. The average recorded investment in impaired loans is $23.3 million and $30.l million at December 31, 2001 and 2000, respectively. The Company recognized interest income of $2.8 million during the period the loans were impaired for each of the years ended December 31, 2001 and 2000. At December 31, 2001 and 2000, there was no nonadmitted interest due on these mortgage loans. Mortgage loans balances do not include any taxes, assessments or amounts advanced as of December 31, 2001 or 2000. There are no impaired mortgage loans without an allowance for credit losses at December 31, 2001 or 2000.

All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

The total recorded investment in restructured mortgage loans, at December 31, 2001 and 2000 is $5.2 million and $4.1 million, respectively. The realized capital losses related to these loans were $.7 million and $.5 million at December 31, 2001 and 2000, respectively. The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The Lincoln National Life Insurance Company

Components of the Company's investments in real estate are summarized as follows:

                                                    December 31
                                                   2001    2000
                                                  --------------
                                                   (in millions)
                                                  --------------
              Properties occupied by the Company:
                Land............................. $  1.8  $  2.5
                Buildings........................    4.9    10.5
                Less accumulated depreciation....    (.5)   (2.5)
                                                  ------  ------
                                                     6.2    10.5
              Properties held for sale:
                Land.............................   41.3    45.8
                Buildings........................  219.3   238.3
                Other............................   19.9    16.3
                Less accumulated depreciation....  (36.9)  (39.2)
                                                  ------  ------
                                                   243.6   261.2
                                                  ------  ------
              Total real estate.................. $249.8  $271.7
                                                  ======  ======

The major categories of net investment income are as follows:

                                              Year ended December 31
                                              2001     2000     1999
                                            --------------------------
                                                  (in millions)
                                            --------------------------
         Income:
           Bonds........................... $1,724.3 $1,744.3 $1,840.6
           Preferred stocks................     22.0     21.3     20.3
           Unaffiliated common stocks......      2.4      4.9      6.3
           Affiliated common stocks........     79.8     10.2      7.8
           Mortgage loans on real estate...    326.5    328.1    321.0
           Real estate.....................     42.3     41.4     57.8
           Policy loans....................    111.0    109.8    101.7
           Other investments...............     70.5     58.7     50.6
           Cash and short-term investments.     58.2     77.9     95.9
                                            -------- -------- --------
         Total investment income...........  2,437.0  2,396.6  2,502.0
         Expenses:
           Depreciation....................     10.5     12.8     14.4
           Other...........................    298.1    258.3    284.4
                                            -------- -------- --------
         Total investment expenses.........    308.6    271.1    298.8
                                            -------- -------- --------
         Net investment income............. $2,128.4 $2,125.5 $2,203.2
                                            ======== ======== ========

Nonadmitted accrued investment income at December 31, 2001 amounted to $9.9 million and consists principally of investment income on bonds that is over 90 days past due. No accrued investment income was nonadmitted at December 31, 2000.

Net realized capital gains (losses) on investments are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                                                      2001     2000    1999
                                                                                                     -----------------------
                                                                                                          (in millions)
                                                                                                     -----------------------
Net realized capital gains (losses) on investments.................................................. $(235.1) $(60.3) $ 20.8
Less amount transferred to IMR (net of related taxes (credits) of $4.3, ($16.0) and ($31.4) in 2001,
 2000 and 1999, respectively).......................................................................     7.9   (29.7)  (58.3)
                                                                                                     -------  ------  ------
                                                                                                      (243.0)  (30.6)   79.1
Less federal income taxes (credits) on realized gains (losses)......................................    17.3   (58.5)  (35.3)
                                                                                                     -------  ------  ------
Net realized capital gains (losses) net of income tax expense and excluding net transfers to the IMR $(260.3) $ 27.9  $114.4
                                                                                                     =======  ======  ======

The Lincoln National Life Insurance Company

4. Subsidiaries


At December 31, 2001, the Company owned 100% of the outstanding common stock of two insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn") and Lincoln Life & Annuity Company of New York ("LNY"). At December 31, 2000, the Company also owned 100% of the outstanding common stock of two other insurance subsidiaries, Lincoln National Health &
Casualty Insurance Company and Lincoln National Reassurance Company, which were sold during 2001. A realized loss of $12.5 million was realized on these sales. The Company owns 100% of the outstanding common stock of five non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Lincoln Financial Distributors, Inc. ("LFD"), which was formerly known as Sagemark Consulting, Inc., Wakefield Tower Alpha Limited ("Wakefield"), Lincoln Realty Capital Corporation ("LRCC") and Lincoln Life & Annuity Distributors, Inc. ("LLAD").

Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                                 December 31, 2001 December 31, 2000
                                 -----------------------------------
                                  First             First
                                  Penn      LNY     Penn      LNY
                                 -----------------------------------
           Cash and invested
            assets.............. $1,487.4 $1,945.7 $1,376.9 $1,947.0
           Other assets.........     81.1     42.4     41.6     41.7
           Separate account
            asset...............       --    356.4       --    329.8
                                 -------- -------- -------- --------
           Total admitted
            assets.............. $1,568.5 $2,344.5 $1,418.5 $2,318.5
                                 ======== ======== ======== ========
           Insurance reserves... $1,415.1 $1,760.7 $1,305.3 $1,772.1
           Other liabilities....     76.4     36.8     41.8     48.0
           Separate account
            liabilities.........       --    356.4       --    329.8
           Capital and surplus..     77.0    190.6     71.4    168.6
                                 -------- -------- -------- --------
           Total liabilities and
            capital and
            surplus............. $1,568.5 $2,344.5 $1,418.5 $2,318.5
                                 ======== ======== ======== ========

                                               Year ended
                                   December 31, 2001 December 31, 2000
                                   ----------------------------------
                                    First             First
                                    Penn       LNY    Penn       LNY
                                   ------    ------- --------  -------
             Revenues............. $349.7    $395.0  $327.6    $389.8
             Benefits and expenses  343.2     363.4   322.2     341.8
             Net realized losses..   (8.2)    (12.2)     --      (2.2)
                                   ------    ------   ------   ------
             Net income (loss).... $ (1.7)   $ 19.4  $  5.4    $ 45.8
                                   ======    ======   ======   ======

LNIA was purchased in 1998 for $.6 million and has an admitted asset value of $2.0 million at December 31, 2001. LFD is a broker dealer that was acquired in connection with a reinsurance transaction completed in 1998 and has an admitted asset value of $7.0 million at December 31, 2001. Wakefield was formed in 1999 to engage in the ownership and management of investments and has an admitted asset value of $280.6 million at December 31, 2001. Wakefield's assets as of December 31, 2001 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12.7 million and has an admitted asset value of $26.3 million at December 31, 2001. LLAD was formed in 2000 to distribute the Company's products to its customers and has an admitted asset value of $40.0 million at December 31, 2001.

The carrying value of all affiliated common stocks, was $623.5 and $743.0 million at December 31, 2001 and 2000, respectively. The cost basis of investments in subsidiaries as of December 31, 2001 and 2000 was $750.2 million and $1.1 billion, respectively. Included in the change in differences in cost and admitted investment amounts in the Statement of Changes in Capital and Surplus is a net decrease in the unrealized loss on investments in subsidiaries for the year ended December 31, 2001 of $61.7 million, related to the change in carrying values of the Company's investments in its subsidiaries and affiliates.

During 2001, 2000 and 1999, the subsidiaries paid dividends to the Company of $74.6 million, $11 million and $5.2 million, respectively.

The Company has no investments in subsidiaries, controlled entities, affiliated entities, joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets.

The Company did not recognize any impairment write-downs for its investments in subsidiaries during the statement period.

The Lincoln National Life Insurance Company

5. Federal Income Taxes


Income before federal income taxes differs from taxable income in 2001 principally due to tax expense on the deferred gain from the sale of the reinsurance operations (see Note 9), offset by tax-exempt investment income and dividends-received tax deductions. In 2000 and 1999, income before federal income taxes differs from taxable income principally due to tax exempt investment income and dividends-received tax deductions.

Capital gains (losses) of $63.7 million, ($174.0 million) and ($151.7 million), were recognized in 2001, 2000 and 1999, respectively. The losses were carried back to recover taxes paid in prior years.

The Company paid (received) $9.6 million, ($42.6 million) and $45.3 million to
(from) LNC in 2001, 2000 and 1999, respectively, for federal income taxes.

The components of the net deferred tax asset are as follows:

                                             December 31, January 1,
                                                 2001        2001
                                             ----------------------
                                                  (in millions)
                                             ----------------------
            Gross deferred tax assets.......   $ 797.5     $ 721.8
            Gross deferred tax liabilities..    (156.1)     (250.2)
            Deferred tax assets non-admitted    (461.2)     (360.8)
                                               -------     -------
            Net deferred tax asset..........   $ 180.2     $ 110.8
                                               =======     =======

The components of income tax expense are as follows:

                                                2001     2000    1999
                                               -----------------------
                                                    (in millions)
                                               -----------------------
         Current federal income tax:
           Federal income tax expense on
            operations........................  $456.5  $ 94.9  $ 85.4
           Federal income tax expense
            (credit) on realized gains
            (losses)..........................    17.3   (58.5)  (35.3)
                                               -------  ------  ------
         Total current federal income tax in
          net income..........................   473.8    36.4    50.1
         Change in deferred tax:
           Change in deferred tax assets......   (75.7)     --      --
           Change in deferred tax liabilities.   (94.1)     --      --
           Change in non-admitted deferred
            tax asset.........................   100.4      --      --
                                               -------  ------  ------
         Net change in net deferred tax asset.   (69.4)     --      --
                                               -------  ------  ------
         Total federal income tax............. $ 404.4  $ 36.4  $ 50.1
                                               =======  ======  ======

The Company's income tax expense differs from the amount obtained by applying the federal statutory rate of 35% to Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                2001    2000    1999
                                               ----------------------
                                                    (in millions)
                                               ----------------------
          Expected federal income tax
           expense............................ $313.5  $222.9  $169.4
          Gain from sale of reinsurance
           agreements.........................  310.0    (2.8)   25.1
          Tax preferred investment income.....  (99.5)  (71.9)  (60.9)
          Income tax credits..................  (39.0)  (17.5)  (16.7)
          Amortization of capitalized software  (14.5)  (13.6)  (11.8)
          (Payment) accrual of contingency
           items..............................  (14.3)   15.7    21.8
          Other amounts.......................    0.3   (37.9)  (41.5)
                                               ------  ------  ------
          Tax expense on net income before
           realized capital gains (losses)....  456.5    94.9    85.4
          Tax on realized capital gains.......   17.3   (58.5)  (35.3)
                                               ------  ------  ------
          Total income tax expense............ $473.8  $ 36.4  $ 50.1
                                               ======  ======  ======

Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." The Company has approximately $187 million of untaxed "Policyholders' Surplus" on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65.5 million. No deferred tax liabilities are recognized related to the Policyholders' Surplus Account.
--------------------------------------------------------------------------------
6. Reserves and Reinsurance
The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company of $183.1 and $123.5 million at December 31, 2001 and 2000, respectively.

The balance sheet caption, "Total policy and contract liabilities," has been reduced for insurance ceded in the amounts of $6.6 billion and $5.2 billion as of December 31, 2001 and 2000, respectively.

Reinsurance transactions, excluding assumption reinsurance, included in the income statement captions, "Life and annuity premiums" and "Accident and health premiums" are as follows:

                                         Year ended December 31
                                         2001      2000     1999
                                       --------  -------- --------
                                              (in millions)
                                       ---------------------------
              Insurance assumed....... $2,630.9  $3,952.9 $2,606.5
              Insurance ceded.........  3,200.8   2,766.6  1,675.1
                                       --------  -------- --------
              Net reinsurance premiums $ (569.9) $1,186.3 $  931.4
                                       ========  ======== ========

The Lincoln National Life Insurance Company

The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $3.3 billion, $1.9 billion and $2.6 billion for 2001, 2000 and 1999, respectively.

Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                          December 31, 2001
                                       ----------------------
                                                       Net of
                                       Gross   Loading Loading
                                       ------  ------- -------
                                            (in millions)
                                       ----------------------
                 Ordinary new business $  5.4   $(7.0) $ (1.6)
                 Ordinary renewal.....  (73.5)   (2.5)  (76.0)
                 Group life...........    6.9     1.0     7.9
                                       ------   -----  ------
                                       $(61.2)  $(8.5) $(69.7)
                                       ======   =====  ======

                                          December 31, 2000
                                       ------------------------
                                                        Net of
                                       Gross  Loading  Loading
                                       ------ -------- --------
                                            (in millions)
                                       ------------------------
                 Ordinary new business $ 13.0 $    8.1 $    4.9
                 Ordinary renewal.....   57.9     15.7     42.2
                 Group life...........    9.7       .2      9.5
                                       ------ -------- --------
                                       $ 80.6 $   24.0 $   56.6
                                       ====== ======== ========

At December 31, 2001, the Company's annuity reserves and deposit fund liabilities, including separate accounts, which are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                      Amount   Percent
                                                     --------- -------
                                                       (in millions)
                                                     ----------------
         Subject to discretionary withdrawal with
          adjustment:
           With market value adjustment.............  $2,367.0     4%
           At book value, less surrender charge.....   2,457.5     5%
           At market value..........................  36,344.6    64%
                                                     ---------   ---
         Total......................................  41,169.1    73%
         Subject to discretionary withdrawal
          without adjustment at book value
          with minimal or no charge or
          adjustment................................  12,594.2    22%
         Not subject to discretionary withdrawal....   2,906.3     5%
                                                     ---------   ---
         Total annuity reserves and deposit fund....  56,669.6   100%
                                                     =========   ===
         Less reinsurance ceded.....................   1,225.3
                                                     ---------
         Net annuity reserves and deposit fund
           liabilities, including separate accounts. $55,444.3
                                                     =========

At December 31, 2001, the Company had variable annuity policies and variable universal life policies with guaranteed minimum death benefits as follows:

                                          Amount of
                               Subjected Reserve Held Reinsurance
                                Account    (Net of      Reserve
                                 Value   Reinsurance)   Credit
                               --------- ------------ -----------
                                         (in millions)
                               ----------------------------------
              Variable annuity $37,843.8    $46.7        $9.2
              Variable life...     114.7     23.8          --
                               ---------    -----        ----
              Total........... $37,958.5    $70.5        $9.2
                               =========    =====        ====

--------------------------------------------------------------------------------
7. Capital and Surplus

In 1998, the Company issued two surplus notes to LNC in return for cash of $1.25 billion. The first note, for $500.0 million, issued to LNC, calls for the Company to pay the principal amount of the notes on or before March 31, 2028, with interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2.3 billion at December 31, 2001), and subject to approval by the Indiana Insurance Commissioner.

The second note for $750.0 million, issued to LNC, calls for the Company to pay the principal amount of the notes on or before December 31, 2028, with interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2.4 billion at December 31, 2001), and subject to approval by the Indiana Insurance Commissioner.

The Lincoln National Life Insurance Company

A summary of the terms of these surplus notes follows (in millions):

                                   Principal
                                  Outstanding  Current  Inception   Accrued
                                       at        Year    to Date  Interest at
                     Principal    December 31, Interest Interest  December 31,
 Date Issued       Amount of Note     2001       Paid     Paid        2001
 -----------       -------------- ------------ -------- --------- ------------
 January 5, 1998..    $  500.0      $  500.0    $41.0    $130.7          --
 December 18, 1998       750.0         750.0     56.5     137.2          --
                      --------      --------    -----    ------     -------
 Total............    $1,250.0      $1,250.0    $97.5    $267.9          --
                      ========      ========    =====    ======     =======

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, the Company exceeds the RBC requirements.

The payment of dividends by the Company to LNC is limited and cannot be made except from earned profits of the Company and, in certain circumstances, without prior approval of the Indiana Insurance Commissioner. Ordinary dividends to LNC are restricted to the greater of 2001 statutory basis net income or 10% of statutory basis capital and surplus at December 31, 2001. In 2002, the Company can pay dividends of $300.6 million without the prior approval of the Indiana Insurance Commissioner, based on unassigned surplus available as stated in the December 31, 2001 Annual Statement filed with the Insurance Department (see Note 14).

Total assets have been decreased by $813.6 million for non-admitted assets as required by statutory guidance.

The Company is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the State of Indiana, the Company is also subject to the regulatory requirements that the State of
New York imposes upon accredited reinsurers.
--------------------------------------------------------------------------------
8. Employee Benefit Plans

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans, supplemental retirement plans, a salary continuation plan, supplemental executive retirement plan and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis Statements of Operations or Balance Sheets for any of the periods shown.

LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options granted prior to 1992 are exercisable one year after the date of grant and options issued subsequent to 1991 become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

In 2000, as a result of changes in the interpretation of the existing accounting rules for stock options, LNC and the Company decided not to continue issuing stock options to agents that do not meet the stringent definition of a common law employee. In the first quarter of 2000, LNC adopted a stock appreciation right ("SAR") program as a replacement to the agent stock option program. The first awards under this program were also made in the first quarter of 2000. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

LNC recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through net income. This accounting treatment causes volatility in income as a result of changes in the market value of LNC stock. LNC hedges this volatility by purchasing call options on LNC stock. Call options hedging the vested SARs are also marked-to-market through net income. The compensation expense and hedge income (expense) do not affect the statutory-basis financial statements of the Company.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
8. Employee Benefit Plans (continued)


As of December 31, 2001, there were 4,277,588 and 1,277,275 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 2,718,859 and 806,307, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $13.86 to $56.75. During 2001, 2000 and 1999, 3,175,782, 935,986 and 1,044,078 options became exercisable, respectively, 946,843, 190,100 and 318,421 options were exercised, respectively, and 227,141, 383,364 and 82,024 options forfeited, respectively.

As of December 31, 2001, there were 8,475 and 1,111,467 shares of LNC common stock subject to SARs granted to Company employees and agents, respectively, under the SAR pro gram. Of the SARs granted, 102,297 granted to agents, were exercisable as of that date. The exercise prices of the outstanding SARs range from $24.72 to $48.19. During 2001 and 2000, 177,485 and 8,500 SARs became exercisable, respectively, 15,200 and 5,100 SARs were forfeited, respectively and in 2001, 63,388 SARs were exercised. No SARs were exercised in 2000.

Effective July 1, 1999, the Company's agent postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the Plan resulted in a one-time curtailment gain of $1.4 million in 1999.
--------------------------------------------------------------------------------
9. Restrictions, Commitments and Contingencies

Marketing and Compliance Matters
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

Group Pension Annuities
The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

Leases
The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods. Rental expense on these leases was $28.4 million in 2001. The company receives rental income from affiliates for their use of a portion of the home office properties, which partially offsets rental expense. Such rental income amounted to $3.2 million in 2001. Total rental expense on other operating leases in 2001 was $12.0 million. Total rental expense on all operating leases in 2000 and 1999 was $45.6 million and $44.5 million, respectively. At December 31, 2001, future minimum rental commitments are as follows (in millions):

                               2002...... $ 37.9
                               2003......   35.0
                               2004......   34.1
                               2005......   33.1
                               2006......   33.4
                               Thereafter   64.8
                                          ------
                                          $238.3
                                          ======

Information Technology Commitment
In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Total costs incurred in 2001, 2000 and 1999 were $62.8 million, $65.1 million and $67.4 million respectively. Future minimum annual costs range from $40.9 million to $56.8 million, however future costs are dependent on usage and could exceed these amounts.

Reinsurance Contingencies
On December 7, 2001, Swiss Re Life & Health America, Inc. ("Swiss Re") acquired LNC's reinsurance operation for $2.0 billion. In addition, LNC retained approximately $500.0 million of statutory capital supporting the reinsurance operation. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised the LNC's reinsurance operation. Two of the stock companies sold, Lincoln National Health & Casualty Insurance Company and Lincoln National Reassurance Company, were wholly-owned subsidiaries of the Company. As a result, and because a significant amount of the reinsurance business subject to the indemnity reinsurance transactions was written through the Company, the Company

The Lincoln National Life Insurance Company received $1.84 billion of the $2.0 billion proceeds and retained approximately $250.0 million of the statutory capital.

A pre-tax loss of $12.5 million was recognized by the Company on the sale of the subsidiaries. A statutory gain of $1.5 billion was generated under the indemnity reinsurance agreements. This gain was reported as a direct adjustment to unassigned surplus (net of related income taxes) and recognition of the surplus increase as income will be reported on a net-of-tax basis as earnings emerge from the business reinsured, in accordance with the requirements of Statement on Statutory Accounting Principles No. 61, Life, Deposit-Type, and Accident and Health Reinsurance. During 2001, the Company recognized as income $8.0 million of the deferred gain.

LNC and Swiss Re have not agreed upon the final closing financial statements associated with the December 7, 2001 transactions. There are currently disputed matters of approximately $500.0 million, which relate primarily to personal accident business reserves and recoverables. LNC's ongoing indemnification to Swiss Re on the underlying reinsurance business is limited to the personal accident business. Pursuant to the purchase agreement, LNC's exposure is capped at $100.0 million for net future payments under the personal accident programs in excess of $148.0 million, which represents the personal accident liabilities, net of the assets held for reinsurance recoverable at December 31, 2000. Up to $200.0 million of net payments in excess of the net liabilities will be shared on a 50/50 basis between LNC and Swiss Re. LNC has no continuing indemnification risk to Swiss Re on other reinsurance lines of business.

Under the timeframe provided for within the acquisition agreement for dispute resolution, it is probable that the earliest point that these matters will be agreed upon would be the second quarter of 2002. If the parties are unable to reach agreement, and these matters go to arbitration, an ultimate resolution of these matters may take several additional months. Upon reaching agreement as to the final closing financial statements, it is possible that the Company could record adjustments to the realized loss on the sale of subsidiaries, to income, or to the amount of gain reported as a direct adjustment to unassigned surplus. Another aspect of a potential dispute resolution could result in LNC and the Company agreeing to transfer assets to Swiss Re until the adequacy of certain reserves and related recoverables can be determined. In that event, LNC and the Company's future investment income would be reduced to the extent that any such dispute resolution would result in Swiss Re's retention of the related investment income during the timeframe that Swiss Re would hold the invested assets. While uncertainty exists as to how these disputed matters will finally be resolved, at the present time the Company believes the amounts reported within the Company's statutory-basis financial statements as of and for the year ended December 31, 2001 represent the best estimate of the ultimate outcome of Swiss Re's acquisition of the Company's reinsurance business.

Other Insurance Ceded and Assumed
On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agree- ment, the Company transferred $490.8 million of cash to MetLife representing the statutory reserves transferred on this business less $17.8 million of purchase price consideration. In accordance with statutory accounting rules on indemnity reinsurance, the gain on sale was reported on a net-of-tax basis as a direct adjustment to surplus. At December 31, 2001, the surplus component of the gain ($64.8 million) related to this transaction is included in the total surplus gain component associated with the aquisition of LNC's reinsurance operations by Swiss Re and is being recognized in income at the rate that earnings are expected to emerge on this reinsurance business.

The Company cedes insurance to other companies. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10 million. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 2001, the reserves associated with these reinsurance arrangements totaled $1.1 billion. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and reserves for policy benefits, net of insurance ceded. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million in 1999.

The Company assumes insurance from other companies, including certain affiliates. At December 31, 2001, the Company provided $75.3 million of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $76.1 million and $16.7 million at December 31, 2001 and 2000, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2001, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

The Lincoln National Life Insurance Company

In 2001 and 2000, the Company did not commute any ceded reinsurance. During 2001, the Company recorded reinsurance credits on existing policies of $656.9 million as a result of new or amended reinsurance agreements.

Neither the Company nor any of its affiliates control any non-affiliated reinsurers with which they do business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2001 there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

Surplus would be reduced by $402.4 million at December 31, 2001 if all reinsurance agreements were cancelled. In 2001, the Company established provisions for uncollectible reinsurance on personal accident reinsurance programs in the amount of $105.4 million and the Company wrote off ceded reinsurance balances in the amount of $89.0 million, related to personal accident reinsurance programs based on a refined analysis of the underlying information.

Vulnerability from Concentrations
At December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2001, 30% of such mortgages, or $1.2 billion, involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $38.7 million.

At December 31, 2001, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business; or 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial con- dition. Although the Company does not have any significant concentration of customers, the Company's annuities division has a long-standing distribution relationship with American Funds Distributors that is significant to the Company. In 2001, the American Legacy Variable Annuity sold through American Funds Distributors accounted for approximately 21% of the Company's total gross annuity deposits. The relationship with American Funds Distributors is highly valued by the Company. Both the Company and American Funds Distributors are continuously seeking ways to increase sales and to retain the existing business.

Other Contingency Matters
The Company is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5.0 million. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

During the fourth quarter of 2000, the Company reached an agreement in principle to settle all class action lawsuits alleging fraud in the sale of non-variable universal life and participating whole life insurance policies. It requires that the Company provide benefits and a claim process to policyholders who purchased non-variable universal life and participating whole life policies between January 1, 1981 and December 31, 1998. The settlement covers approximately 431,000 policies. Owners of approximately 4,300 policies have excluded themselves (opted-out) from the settlement and, with respect to these policies, will not be bound by the settlement. Total charges recorded during 2000 for this settlement were $64.7 million. With the court's approval of the settlement in the second quarter of 2001 and the expiration in the third quarter of 2001 of the time to file an appeal, the case was concluded for all policyholders not previously opting out. During the third quarter of 2001, settlement was reached with some of the owners of policies who opted-out of the original settlement. Overall, the third quarter developments relating to these matters were slightly favorable when compared to the assumptions underlying the estimates made in 2000 when the related charges were taken; however, there is continuing uncertainty as to the ultimate costs of settling the remaining opt-out cases. It is management's opinion that such future developments will not materially affect the consolidated financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

Derivatives
The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. The contract or notional amounts of these instruments reflect the extent of involvement in the various types of financial instruments. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

The Lincoln National Life Insurance Company

                                                              Assets
                                                   -----------------------------
                                   Notional or     Carrying Fair  Carrying Fair
                                Contracts/Amounts   Value   Value  Value   Value
                                ------------------------------------------------
                                   December 31      December 31    December 31
                                ------------------------------------------------
                                  2001      2000     2001   2001    2000   2000
                                ------------------------------------------------
                                                 (in millions)
                                ------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements.  $1,258.8 $1,558.8   $ .6   $  .6  $ 2.7   $ 0.4
  Swaptions....................   1,752.0  1,752.0     .1      .1    8.2     0.9
  Interest rate swaps..........     335.1    708.2     --    21.0     --    38.1
                                --------- --------   ----   -----  -----   -----
                                  3,345.9  4,019.0     .7    21.7   10.9    39.4
Foreign currency derivatives:
  Foreign currency swaps.......      94.6     37.5    3.8     5.9    2.6     2.5
                                --------- --------   ----   -----  -----   -----
                                $ 3,440.5 $4,056.5   $4.5   $27.6  $13.5   $41.9
                                ========= ========   ====   =====  =====   =====

A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                   Interest Rate Caps      Swaptions
                                   -------------------------------------
                                     2001      2000      2001     2000
                                   -------------------------------------
                                               (in millions)
                                   -------------------------------------
      Balance at beginning of year $1,558.8  $2,508.8  $1,752.0 $1,837.5
      Terminations and maturities.   (300.0)   (950.0)       --    (85.5)
                                   --------  --------  -------- --------
      Balance at end of year...... $1,258.8  $1,558.8  $1,752.0 $1,752.0
                                   ========  ========  ======== ========

                                                                    Financial
                                Interest Rate Swaps Spread-Locks     Futures
                                ----------------------------------------------
                                  2001       2000   2001  2000    2001  2000
                                ----------------------------------------------
   Balance at beginning of year $ 708.2    $ 630.9  $ -- $    --  $ -- $    --
   New contracts...............      --      652.2    --   100.0    --   267.2
   Terminations and maturities.  (373.1)    (574.9)   --  (100.0)   --  (267.2)
                                -------    -------  ---- -------  ---- -------
   Balance at end of year...... $ 335.1    $ 708.2  $ -- $    --  $ -- $    --
                                =======    =======  ==== =======  ==== =======

The Lincoln National Life Insurance Company

                                                         Foreign
                                         Put Options  Currency Swaps
                                         ----------------------------
                                         2001  2000    2001   2000
                                         ---------------------------
            Balance at beginning of year $ -- $ 21.3  $ 37.5  $44.2
            New contracts...............   --     --    80.9     --
            Terminations and maturities.   --  (21.3)  (23.8)  (6.7)
                                         ---- ------  ------  -----
            Balance at end of year...... $ -- $   --  $ 94.6  $37.5
                                         ==== ======  ======  =====

Interest Rate Cap Agreements
The interest rate cap agreements, which expire in 2002 through 2006, entitle the Company to receive payments from the counterparties on specified future dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a strike rate specified in the cap agreement multiplied by the notional amount. The purpose of the Company's interest rate cap agreement program is to hedge against the negative impact of a significant and sustained rise in interest rates in its fixed annuity line of business. At December 31, 2001, the interest rate caps are recorded at market value ($.6 million) in other investments on the balance sheet. All changes in market value are recorded in net realized gain (loss) on investments in the statement of operations. At December 31, 2000, the premiums paid for the interest rate caps were included in other investments (amortized cost of $2.7 million) and were being amortized over the terms of the agreements.

Swaptions
Swaptions, which expire in 2002 and 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate specified in the swaption agreement multiplied by the notional amount. The purpose of the Company's swaption program is to hedge against the negative impact of a significant and sustained rise in interest rates in its fixed annuity line of business. At December 31, 2001 the swaptions are recorded at market value ($.1 million) in other investments on the Balance Sheet. All changes in market value are recorded in net realized gain (loss) on investments in the Statement of Operations. At December 31, 2000, the premiums paid for the swaptions were included in other investments (amortized cost of $8.2 million) and were being amortized over the terms of the agreements. Amortization was included in net investment income.

Interest Rate Swap Agreements
The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net re ceipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets to support newly acquired blocks of business and certain other portfolios of assets. Once the assets are purchased, the gains (losses) resulting from the termination of the swap agreements are applied to the basis of the assets. The gains (losses) are recognized in earnings over the life of the assets. The interest rate swap agreements for forecasted purchase of assets outstanding at December 31, 2000, related to certain asset portfolio purchases completed in 2001. As a result, no interest rate swap positions hedging forecasted purchases were outstanding at December 31, 2001. Interest rate swaps are valued at amortized cost and recorded in other investments on the balance sheet. All such derivatives instruments owned at December 31, 2001 and 2000 were entered into "at-the-market" and therefore have an amortized cost basis of zero.

Spread-Lock Agreements
Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock agreements program is to protect against widening of spreads. While spread-lock agreements are used periodically, there are no spread-lock agreements outstanding at December 31, 2001 or 2000.

Financial Futures Contracts
The Company used exchange-traded financial futures contracts to hedge against interest rate risks on a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. There are no financial futures contracts outstanding at December 31, 2001 or 2000.

Put Options
The Company used put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allowed the Company to put the bonds back to the counterparties at original par. The put options were sold in 2000.

The Lincoln National Life Insurance Company

Foreign Currency Swaps
The Company uses foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a rate of exchange in the future. The carrying value of the Company's foreign currency swaps ($3.8 million) represents fluctuations in the spot exchange rate from the trade date to December 31, 2001 and is included in other investments on the balance sheet.

Additional Derivative Information
Expenses for the agreements and contracts described above amounted to $3.5 million, $7.3 million and $6.2 million in 2001, 2000 and 1999, respectively. Deferred gains of $31.2 million as of December 31, 2001 were primarily the result of terminated interest rate swaps. The deferred gains are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of the securities to which the respective hedges applied.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). To limit exposure associated with counterparty nonperformance, the Company enters into master netting agreements with its counterparties.

The Company is required to put up collateral for any futures contracts that are entered into. The amount of collateral that is required is determined by the exchange on which the contract is traded. The Company currently puts up cash and U.S. Treasury Bonds to satisfy this collateral requirement.

The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts is with investment grade counterparties.
--------------------------------------------------------------------------------
10. Fair Value of Financial Instruments
The following methodologies and assumptions were used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

Bonds
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

Unaffiliated Common Stock and Preferred Stock
Fair values of unaffiliated common and preferred stock are based on quoted market prices, where available. For stock not actively traded, fair values are based on values of issues of comparable yield and quality.

Mortgage Loans on Real Estate
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans
The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

Other Investments and Cash and Short-Term Investments
The carrying values for assets classified as other investments, cash and cash equivalents and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

Investment-Type Insurance Contracts
The balance sheet caption "policy and contract liabilities" includes contracts that are considered to be investment-type contracts for GAAP purposes (i.e., universal life, annuity and guaranteed interest contracts). The fair values for the majority of these contracts are based on their approximate surrender values. The fair values for the certain guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet caption "policy and contract liabilities" that do not fit the definition of "investment-type insurance contracts" for GAAP are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and fair values have not been determined by the Company. It is the Company's position that the disclosure

The Lincoln National Life Insurance Company of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-Term Debt
The carrying value of short-term debt approximates fair value.

Surplus Notes due to LNC
Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

Derivatives
The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and industry standard models that are commercially available for all other derivatives.

Investment Commitments
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets. Seed money deposited into the separate account by the Company is included as a separate account asset, but not as a separate account liability.

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                                                 December 31
                                                                        2001                    2000
                                                               ----------------------  -----------------------
                                                                Carrying                Carrying
Assets (Liabilities)                                             Value     Fair Value    Value     Fair Value
--------------------------------------------------------------------------------------------------------------
                                                                                (in millions)
                                                               ----------------------------------------------
Bonds......................................................... $ 23,421.0  $ 23,780.4  $ 21,852.5  $ 21,866.6
Preferred stocks..............................................      223.6       228.5       261.7       239.5
Unaffiliated common stocks....................................      107.6       107.6       161.7       161.7
Mortgage loans on real estate.................................    4,098.7     4,241.0     4,102.0     4,132.8
Policy loans..................................................    1,708.7     1,849.2     1,723.5     1,845.0
Other investments.............................................      466.6       466.6       485.0       485.0
Cash and short-term investments...............................    2,697.5     2,697.5     1,448.4     1,448.4
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.  (17,545.0)  (17,257.7)  (16,126.3)  (15,850.5)
  Remaining guaranteed interest and similar contracts.........     (122.3)     (128.6)     (243.8)     (247.9)
Short-term debt...............................................     (200.0)     (200.0)     (199.5)     (199.5)
Surplus notes due to LNC......................................   (1,250.0)   (1,160.7)   (1,250.0)   (1,074.5)
Derivatives...................................................        4.5        27.6        13.5        41.9
Investment commitments........................................         --        (5.4)         --        (2.2)
Separate account assets.......................................   38,636.5    38,636.5    43,904.6    43,904.6
Separate account liabilities..................................  (38,634.0)  (38,634.0)  (43,904.6)  (43,904.6)

--------------------------------------------------------------------------------
11. Transactions With Affiliates

LLAD has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $52.0 million, $57.5 million and $60.4 million in 2001, 2000 and 1999, respectively. LLAD incurred expenses of $34.9 million, $112.9 million and $113.4 million in 2001, 2000 and 1999, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse.

Cash and short-term investments at December 31, 2001 and 2000 include the Company's participation in a short-term cash management program with LNC of $297.9 million and $377.7 million, respectively. Related investment income amounted to $13.9 million, $24.0 million and $16.7 million in 2001, 2000 and 1999, respectively. The short-term loan payable to parent company at December 31, 2001 and 2000 represents notes payable to LNC.

The Company provides services to and receives services from affiliated companies, which resulted in a net payment of $78.0

The Lincoln National Life Insurance Company million, $65.7 million and $49.4 million in 2001, 2000 and 1999, respectively, which is included in underwriting, acquisition, insurance and other expenses.

The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                                      Year ended December 31
                                       2001    2000    1999
                                      ------ -------- ------
                                          (in millions)
                                      ----------------------
                    Insurance assumed $ 46.4 $   21.2 $ 19.7
                    Insurance ceded..  950.7  2,192.1  777.6

The balance sheets include reinsurance balances with affiliated companies as follows:

                                                      December 31
                                                     2001     2000
                                                   -------- --------
                                                     (in millions)
                                                   -----------------
           Policy and contract liabilities assumed $  331.1 $  584.4
           Policy and contract liabilities ceded..  1,311.5  1,682.8
           Amounts recoverable on paid and
            unpaid losses.........................    229.3    286.9
           Reinsurance payable on paid losses.....     20.4      9.3
           Funds held under reinsurance treaties--
            net liability.........................  1,588.3  3,294.6

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, which totaled $1.0 billion and $814.6 million at December 31, 2001 and 2000, respectively, and is the beneficiary on letters of credit aggregating to $156.6 million and $709.5 million at December 31, 2001 and 2000, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2001 and 2000, LNC guaranteed $156.6 million and $709.5 million, respectively, of these letters of credit. At December 31, 2001 and 2000, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $75.3 million and $133.7 million, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.
--------------------------------------------------------------------------------
12. Separate Accounts
Separate account assets held by the Company consist primarily of mutual funds, long-term bonds, common stocks and short-term investments and are carried at fair value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Separate account premiums and annuity considerations amounted to $4.4 billion, $5.7 billion and $4.6 billion in 2001, 2000 and 1999, respectively. Reserves for separate accounts with assets at fair value were $37.6 billion and $42.9 billion at December 31, 2001 and 2000, respectively. All reserves are subject to discretionary withdrawal at market value.

A reconciliation of transfers to the Company from the separate accounts is as follows:

                                           Year ended December 31
                                        2001       2000       1999
                                      ---------  ---------  ---------
                                               (in millions)
                                      -------------------------------
         Transfers as reported in the
          Summary of Operations
          of the separate accounts:
           Transfers to separate
            accounts................. $ 4,440.7  $ 5,719.2  $ 4,573.2
           Transfers from separate
            accounts.................  (4,500.8)  (5,830.0)  (4,933.8)
                                      ---------  ---------  ---------
         Net transfers from separate
          accounts as reported in
          the Summary of
          Operations in
          underwriting acquisition
          and other expenses......... $   (60.1) $  (110.8) $  (360.6)
                                      =========  =========  =========

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
13. Sales, Transfers and Servicing of Financial Assets


As part of the Company's asset management program, securities are sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2001 and reacquired within 30 days of the sale date are:

                                        Book
                                      Value of    Cost of
                         Number of   Securities Securities   Gain
                        Transactions    Sold    Repurchased (Loss)
                        ------------ ---------- ----------- ------
                                      (in millions)
                        -----------------------------------------
              Bonds:
                NAIC 3.     83.0       $155.8     $151.9    $ (.1)
                NAIC 4.    249.0        355.9      370.3     (3.7)
                NAIC 5.       --           --       27.3     (0.2)
                NR.....     21.0         41.8      549.4     (4.0)

--------------------------------------------------------------------------------
14. Reconciliation to Statutory Annual Statement

In connection with the indemnity reinsurance agreements, the Company and Swiss Re also entered into an administrative services agreement whereby Swiss Re provides administrative services, including accounting services to the Company. In connection with the December 31, 2001 statutory financial statements, Swiss Re provided the Company with certain year-end financial information regarding the business that had been reinsured by Swiss Re. Although the Company disagreed with several adjustments made by Swiss Re, the Company was not provided with sufficient information to reverse the effects of these adjustments from the Annual Statement financial statements and related exhibits and schedules. The Company did, however, record an adjustment to reverse the net effect of the disputed items in the Annual Statement filed with the Insurance Department by recognizing miscellaneous revenue and a miscellaneous asset. Because the asset was not specifically identified as an asset within the NAIC APPM, the Company non-admitted the asset in the December 31, 2001 Annual Statement. Subsequent to the Annual Statement filing, the Company obtained additional information regarding the adjustments Swiss Re had made to the statutory financial information provided to the Company. The Company reversed those adjustments prior to completion of the accompanying statutory-basis financial statements. The adjustments that were reversed were principally associated with reinsurance recoverables for paid and unpaid losses.

The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2001 Annual Statement, and as reported in the accompanying statutory-basis financial statements:

                                                                                                     (in millions)
Capital and surplus as reported in the Company's Annual Statement...................................    $3,096.0
Increase in surplus resulting from reversal of Swiss Re entries.....................................       420.0
                                                                                                       ---------
Capital and surplus as reported in the accompanying audited statutory-basis balance sheet...........   $3,516.0
                                                                                                       =========
Statutory net income as reported in the Company's Annual Statement..................................   $    67.7
Increase in net income resulting from reversal of Swiss Re entries..................................       111.3
                                                                                                       ---------
Statutory net income as reported in the accompanying audited statutory-basis statement of operations   $   179.0
                                                                                                       =========

Report of Independent Auditors

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Lincoln National Corporation, as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

As discussed in Note 2 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Indiana Department of Insurance.

/s/ Ernst & Young LLP
February 1, 2002

                                    PART II

UNDERTAKING TO FILE REPORTS

                    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

INDEMNIFICATION

    (a) Brief description of indemnification provisions.

    In general, Article VII of the By-Laws of The Lincoln National Life
       Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

    In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

    Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

    (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

FEES AND CHARGES REPRESENTATION

                    Lincoln Life represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

CONTENTS OF REGISTRATION STATEMENT


                    This Post-Effective Amendment No. 7 to this registration statement comprises the following papers and documents:



                    The facing sheet; A cross-reference sheet (reconciliation and tie); Two prospectuses, Prospectus 1 consisting of 105 pages, and Prospectus 2, consisting of 109 pages; The undertaking to file reports; Indemnification; The fees and charges representation; The Contents of Registration Statement; The signatures; Power of Attorney.



                    The written consents of the following persons:
                    Robert A. Picarello, Esq.
                    Vaughn W. Robbins, FSA
                    Ernst & Young LLP, Independent Auditors

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:
      (1)  Resolution of the Board of Directors of The Lincoln National Life
           Insurance Company and related documents authorizing establishment of the Account.(1)
      (2)  Not applicable.
      (3)  (a)  Selling Agreement between the Lincoln National Life
                Insurance Company and Lincoln Financial Advisors Corp. (5)
           (b)  Commission Schedule for Variable Life Policies.(3)
      (4)  Not applicable.
      (5)  (a)  Form of Policy and Application.(1)
      (6)  (a)  Articles of Incorporation of The Lincoln National Life
                Insurance Company.(4)
           (b)  Bylaws of The Lincoln National Life Insurance Company.(4)
      (7)  Not applicable.
      (8)  Fund Participation Agreements and Amendments thereto.
           Forms of Agreements between The Lincoln National Life Insurance
           Company and:
           (a)  AIM Variable Insurance Funds.
           (b)  Alliance Variable Products Series Fund, Inc.
           (c)  American Funds Insurance Series.
           (d)  Baron Capital Funds Trust.
           (e)  BT Insurance Funds Trust.
           (f)  Delaware Group Premium Fund.
           (g)  Fidelity Variable Insurance Products Fund.
           (h)  Franklin Templeton Variable Products Series Fund.
           (i)  Janus Aspen Series.
           (j)  Lincoln National.
           (k)  MFS-Registered Trademark- Variable Insurance Trust.
           (l)  Neuberger Berman Advisers Management Trust.
           (m)  Putnam Variable Trust.
           (n)  OCC Accumulation Trust.
      (9)  Service Agreement and amendments thereto between The Lincoln
           National Life Insurance Co. and Delaware Service Company, Inc.(2)
     (10)  See Exhibit 1(5).
2.         See Exhibit 1(5).
3.         Opinion and Consent of Robert A. Picarello, Esq.
4.         Not applicable.
5.         Not applicable.
6.         Opinion and consent of Vaughn W. Robbins, F.S.A.
7.         Consent of Ernst & Young LLP, Independent Auditors.
8.         Not applicable.


------------------------
(1) Incorporated by reference to Registrant's registration statement on Form S-6 (File No. 333-43107) filed on December 23, 1997

(2) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-43373) filed on April 4, 2002.

(3) Incorporated by reference to Registration Statement on Form S-6 (File
    No. 333-42479) filed on April 28, 1998.
(4) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-27783) filed on December 5, 1996.
(5) Incorporated by reference to Post-Effective Amendment No. 1 (File No. 333-82663) filed on 4/13/00.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Separate Account R (File No. 333-43107), has caused this Post-Effective Amendment No. 7 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 24th day of April, 2002. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.



                                          LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE
                                          LIFESEPARATE ACCOUNT R (Registrant)



                                          By          /s/ GARY W. PARKER

                                            ------------------------------------

                                                       Gary W. Parker
                                                   SENIOR VICE PRESIDENT
                                            THE LINCOLN NATIONAL LIFE INSURANCE
                                                          COMPANY



                                          THE LINCOLN NATIONAL LIFE INSURANCE
                                          COMPANY
                                          (DEPOSITOR)



                                          By          /s/ GARY W. PARKER

                                            ------------------------------------

                                                       Gary W. Parker
                                                   SENIOR VICE PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-43107) has been signed below on April 24, 2002 by the following persons, as officers and directors of the Depositor, in the capacities indicated:



                   SIGNATURE                                             TITLE
                   ---------                                             -----

               /s/ JON A. BOSCIA*                 President and Director (Principal Executive
     --------------------------------------        Officer)
                 Jon A. Boscia

               /s/ JOHN H. GOTTA*                 Executive Vice President, Chief Executive Officer
     --------------------------------------        of Life Insurance, Assistant Secretary, and
                 John H. Gotta                     Director

             /s/ LORRY J. STENSRUD*               Chief Executive Officer of Annuities, Executive
     --------------------------------------        Vice President and Director
               Lorry J. Stensrud

               /s/ JANET CHRZAN*                  Senior Vice President, Chief Financial Officer and
     --------------------------------------        Director (Principal Financial Officer and
                  Janet Chrzan                     Principal Accounting Officer)

               /s/ SEE YENG QUEK*
     --------------------------------------       Chief Investment Officer and Director
                 See Yeng Quek

            /s/ C. E. HALDEMAN, JR.*
     --------------------------------------       Director
            Charles E. Haldeman, Jr.

            /s/ RICHARD C. VAUGHAN*
     --------------------------------------       Director
               Richard C. Vaughan

           /s/ BARBARA S. KOWALCZYK*
     --------------------------------------       Director
              Barbara S. Kowalczyk



                                          *By         /s/ GARY W. PARKER

                                             -----------------------------------

                                             Gary W. Parker, pursuant to a Power
                                                         of Attorney
                                               filed with this Post-Effective
                                                       Amendment No. 7
                                                to the Registration Statement

                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 28th day of January, 2000.



                   SIGNATURE                                                  TITLE
                   ---------                                                  -----
               /s/ Jon A. Boscia*                                     President and Director
     --------------------------------------
                 Jon A. Boscia

            /s/ Richard C. Vaughan*                                          Director
     --------------------------------------
               Richard C. Vaughan



                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 9th day of August, 2000.



            /s/ C. E. HALDEMAN, JR.*                                         Director
     --------------------------------------
            Charles E. Haldeman, Jr.

                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 11th day of August, 2000.



             /s/ Lorry J. Stensrud*               Chief Executive Officer of Annuities,
     --------------------------------------       Executive Vice President and Director
               Lorry J. Stensrud

STATE OF INDIANA
                                                  SS:
COUNTY OF ALLEN
                                                  Subscribed and sworn to before me this
                                                  11th day of August, 2000

                                                  /s/ Sharlene K. Geer
                                                  --------------------------------------------------
                                                  Notary Public
                                                  Commission Expires 2/29/08

               /s/ Janet Chrzan*                  Senior Vice President, Chief Financial Officer
     --------------------------------------       and Director
                  Janet Chrzan

STATE OF INDIANA
                                                  SS:
COUNTY OF ALLEN
                                                  Subscribed and sworn to before me this
                                                  11th day of August, 2000
                                                  /s/ Janet L. Lindenberg
                                                  --------------------------------------------------
                                                  Notary Public
                                                  Commission Expires 7/10/01

                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 3rd day of August, 2001.



               /s/ See Yeng Quek*                             Chief Investment Officer and Director
     --------------------------------------
                 See Yeng Quek



                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 4th day of January, 2002.



           /s/ Barbara S. Kowalczyk*                                         Director
     --------------------------------------
              Barbara S. Kowalczyk



                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 18th day of January, 2002.



               /s/ JOHN H. GOTTA*                 Executive Vice President, Chief Executive Officer
     --------------------------------------        of Life Insurance, Assistant Secretary, and
                 John H. Gotta                     Director